As filed with the Securities and Exchange Commission on February 28, 2013
SEC File Nos. 333-29511 and 811-08261

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

Registration Statement Under the Securities Act of 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 38 [X]
and/or
Registration Statement Under the Investment Company Act of 1940 [X]
Amendment No. 40 [X]

Madison Funds
(formerly known as MEMBERS Mutual Funds)
550 Science Drive
Madison, WI 53711
(800) 767-0300
(Registrant’s Exact Name, Address and Telephone Number)

Pamela M. Krill
General Counsel and Chief Legal Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on February 28, 2013 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus	Madison Funds logo
February 28, 2013

Fund	Class A	Class B	Class C
Madison Conservative Allocation Fund	MCNAX	MCNBX	MCOCX

Madison Moderate Allocation Fund	MMDAX	MMDRX	MMDCX

Madison Aggressive Allocation Fund	MAGSX	MAGBX	MAACX

Madison Cash Reserves Fund	MFAXX	MFBXX

Madison Core Bond Fund (formerly, Bond Fund)	MBOAX	MBOBX

Madison High Income Fund	MHNAX	MHNBX

Madison Diversified Income Fund	MBLAX	MBLNX	MBLCX

Madison Equity Income Fund	MENAX		MENCX

Madison Large Cap Value Fund	MGWAX	MGWBX

Madison Large Cap Growth Fund	MCAAX	MCPBX

Madison Mid Cap Fund	MERAX	MERBX

Madison Small Cap Fund	MASVX	MBSVX

Madison International Stock Fund	MINAX	MINBX

Madison Funds® was formerly known as MEMBERS® Mutual Funds.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares in these funds, nor does the Commission guarantee the accuracy or adequacy of the prospectus. Any statement to the contrary is a criminal offense.

MADISON FUNDS®

TABLE OF CONTENTS

FUND SUMMARIES
Madison Conservative Allocation Fund	2
Madison Moderate Allocation Fund	6
Madison Aggressive Allocation Fund	10
Madison Cash Reserves Fund	15
Madison Core Bond Fund	18
Madison High Income Fund	22
Madison Diversified Income Fund	25
Madison Equity Income Fund	29
Madison Large Cap Value Fund	34
Madison Large Cap Growth Fund	37
Madison Mid Cap Fund	40
Madison Small Cap Fund	43
Madison International Stock Fund	47

ADDITIONAL RISKS	50

YOUR ACCOUNT	51
Choosing a Share Class	51
How to Contact Us	51
Opening an Account	52
Purchasing Shares	52
Purchasing by Exchange	53
Sales Charges and Fees	53
Distribution and Service Plans (12b-1)	57
Selling Shares	58
General Policies	59
Additional Investor Services	62
Distributions and Taxes	62

INVESTMENT ADVISER	64

PORTFOLIO MANAGEMENT	65

FINANCIAL HIGHLIGHTS	67

MORE INFORMATION ABOUT MADISON FUNDS	76

PRIVACY NOTICE	79

Please note that an investment in any of these funds is not a deposit in a financial institution and is neither insured nor endorsed in any way by any financial institution or government agency.

FUND SUMMARY

MADISON CONSERVATIVE ALLOCATION FUND

Investment Objective
The Conservative Allocation Fund seeks income, capital appreciation and relative stability of value.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “YOUR Account—Sales Charges and Fees” section on page 53 of this prospectus and in the “More About Purchasing and Selling Shares” section on page 57 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	4.50%[1]	1.00%[2]
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management Fees	0.20%	0.20%	0.20%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses[3]	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses	1.33%	2.08%	2.08%

[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.
[2]	The CDSC is eliminated after 12 months following purchase.
[3]	Acquired Fund Fees and Expenses have been restated to reflect current fees.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Redemption			No Redemption

	A	B	C	A	B	C
1 Year	$703	$661	$311	$703	$211	$211
3 Years	972	1,002	652	972	652	652
5 Years	1,262	1,319	1,119	1,262	1,119	1,119
10 Years	2,084	2,222	2,410	2,084	2,222	2,410

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies
 The fund invests primarily in shares of other registered investment companies (the “underlying funds”). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser. Under normal circumstances, the fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments. Underlying funds in which the fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

0-20%	money market funds;
20-80%	debt securities (e.g., bond funds and convertible bond funds);
0-20%	below-investment grade (“junk”) debt securities (e.g., high income funds);
10-50%	equity securities (e.g., U.S. stock funds);
0-40%	foreign securities (e.g., international stock and bond funds, including emerging market securities); and
0-20%	alternative asset classes (e.g., real estate investment trust funds, natural resources funds, precious metal funds and long/short funds).

With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

•	Asset allocation optimization analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted level of portfolio return.
•	Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.
•	Fundamental analysis. This approach draws upon Madison’s equity and fixed income professionals to judge each asset class against current and forecasted market conditions. Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund, at the sole discretion of the manager, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

The fund’s investment strategy reflects Madison’s general “Participate and Protect® ” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. You could lose money as a result of your investment. Additional risks of owning the fund are as follows:

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Interest Rate Risk. The fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Credit and Prepayment/Extension Risk. The fund, through the underlying funds, is also subject to credit risk, which is  the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return. To the extent that the underlying funds invest in non-investment grade securities (i.e., “junk” bonds), the fund is also subject to above-average credit, market and other risks.

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Market Risk. While the majority of the fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the fund invests in underlying funds that invest in equities, the fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the fund’s asset allocation targets. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares
(Returns do not reflect sales charges and would be lower if they did.)

Best Calendar Quarter:	2Q 2009	8.78%
Worst Calendar Quarter:	4Q 2008	–8.83%

Average Annual Total Returns
For Periods Ended December 31, 2012
				Since Inception	Since Inception
		1 Year	5 Years	6/30/2006	2/29/2008
Class A Shares -	Return Before Taxes	2.29%	1.45%	2.71%	N/A
	Return After Taxes on Distributions	1.18%	0.39%	1.67%	N/A
	Return After Taxes on Distributions and Sale of Fund Shares	1.58%	0.61%	1.71%	N/A
Class B Shares –	Return Before Taxes	3.26%	1.55%	2.90%	N/A
Class C Shares –	Return Before Taxes	6.65%	N/A	N/A	2.33%

Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index		4.43%	6.03%	6.54%	5.89%
(reflects no deduction for sales charges, account fees, expenses or taxes)
Conservative Allocation Fund Custom Index		8.75%	4.91%	6.02%	5.30%
(reflects no deduction for sales charges, account fees, expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B and Class C shares will vary.

Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. David Hottmann, CPA and CFA (Vice President, Portfolio Manager) and Patrick Ryan, CFA (Assistant Vice President, Portfolio Manager) co-manage the fund. Mr. Hottmann has served in this capacity since September 2009 and Mr. Ryan has served in this capacity since January 2008.

Purchase and Sale of Fund Shares
The minimum investment amounts are as follows (for Class A, B and C shares):
Type of Account	To Open an Account[1]	To Add to an Account[1]
Non-retirement accounts:	$1,000 ($1,000 per fund)	$150 ($50 per fund)
Retirement accounts:	$500 ($500 per fund)	$150 ($50 per fund)
Systematic investment programs:[2]
Twice Monthly or Biweekly[3]	$25	$25
Monthly	$50	$50
Bimonthly (every other month)	$100	$100
Quarterly	$150	$150

[1]	The fund reserves the right to accept purchase amounts below the minimum for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like “managed account” programs.
[2]	Regardless of frequency, the minimum investment allowed is $50 per fund per month.
[3]	Only one fund can be opened under the twice monthly or biweekly options and all purchases need to be directed to that fund.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payment to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. Currently, the fund has such an arrangement with CUNA Brokerage Services, Inc., the former principal distributor of the fund’s shares, as well as certain other financial intermediaries. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

FUND SUMMARY

MADISON MODERATE ALLOCATION FUND

Investment Objective
The Moderate Allocation Fund seeks capital appreciation, income and moderated market risk.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “YOUR Account—Sales Charges and Fees” section on page 53 of this prospectus and in the “More About Purchasing and Selling Shares” section on page 57 of the statement of additional information.

Shareholder Fees:
(fees paid directly from your investment)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	4.50%[1]	1.00%[2]
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management Fees	0.20%	0.20%	0.20%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses[3]	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses	1.38%	2.13%	2.13%

[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.
[2]	The CDSC is eliminated after 12 months following purchase.
[3]	Acquired Fund Fees and Expenses have been restated to reflect current fees.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Redemption			No Redemption

	A	B	C	A	B	C
1 Year	$707	$666	$316	$707	$216	$216
3 Years	987	1,017	667	987	667	667
5 Years	1,287	1,344	1,144	1,287	1,1445	1,144
10 Years	2,137	2,275	2,462	2,137	2,275	2,462

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies
 The fund invests primarily in shares of other registered investment companies (the “underlying funds”). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser. Under normal circumstances, the fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments.. Underlying funds in which the fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

0-15%	money market funds;
10-60%	debt securities (e.g., bond funds and convertible bond funds);
0-20%	below-investment grade (“junk”) debt securities (e.g., high income funds);
20-80%	equity securities (e.g., U.S. stock funds);
0-50%	foreign securities (e.g., international stock and bond funds, including emerging market securities); and
0-20%	alternative asset classes (e.g., real estate investment trust funds, natural resources funds, precious metal funds and long/short funds).

With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

•	Asset allocation optimization analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted level of portfolio return.
•	Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.
•	Fundamental analysis. This approach draws upon Madison’s equity and fixed income professionals to judge each asset class against current and forecasted market conditions. Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.
In addition, Madison has a flexible mandate which permits the fund, at the sole discretion of the manager, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

The fund’s investment strategy reflects Madison’s general “Participate and Protect® ” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. You could lose money as a result of your investment. Additional risks of owning the fund are as follows:

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Market Risk. The fund, through the underlying funds, is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Equity Risk. The fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Interest Rate Risk. The fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Credit and Prepayment/Extension Risk. The fund, through the underlying funds, is also subject to credit risk, which is  the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return. To the extent that the underlying funds invest in non-investment grade securities (i.e., “junk” bonds), the fund is also subject to above-average credit, market and other risks.

Non-Investment Grade Security Risk. The fund, through the underlying funds, is also subject to non-investment grade security risk. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Mortgage-Backed Security Risk. Mortgage-backed securities are subject to prepayment/extension risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the fund’s asset allocation targets. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares
(Returns do not reflect sales charges and would be lower if they did.)

Best Calendar Quarter:	2Q 2009	12.32%
Worst Calendar Quarter:	4Q 2008	–16.22%

Average Annual Total Returns
For Periods Ended December 31, 2012
				Since Inception	Since Inception
		1 Year	5 Years	6/30/2006	2/29/2008
Class A Shares –	Return Before Taxes	3.79%	–0.61%	1.71%	N/A
	Return After Taxes on Distributions	3.08%	–1.25%	1.04%	N/A
	Return After Taxes on Distributions and Sale of Fund Shares	2.63%	–0.86%	1.10%	N/A
Class B Shares –	Return Before Taxes	4.78%	–0.55%	1.87%	N/A
Class C Shares –	Return before Taxes	8.27%	N/A	N/A	0.83%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or taxes)		16.00%	1.66%	4.01%	3.14%
Moderate Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)		11.94%	3.55%	5.28%	4.39%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B and Class C shares will vary.

Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. David Hottmann, CPA and CFA (Vice President, Portfolio Manager) and Patrick Ryan, CFA (Assistant Vice President, Portfolio Manager) co-manage the fund. Mr. Hottmann has served in this capacity since September 2009 and Mr. Ryan has served in this capacity since January 2008.

Purchase and Sale of Fund Shares
The minimum investment amounts are as follows (for Class A, B and C shares):

Type of Account	To Open an Account[1]	To Add to an Account[1]
Non-retirement accounts:	$1,000 ($1,000 per fund)	$150 ($50 per fund)
Retirement accounts:	$500 ($500 per fund)	$150 ($50 per fund)
Systematic investment programs:[2]
Twice Monthly or Biweekly[3]	$25	$25
Monthly	$50	$50
Bimonthly (every other month)	$100	$100
Quarterly	$150	$150

[1]	The fund reserves the right to accept purchase amounts below the minimum for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like “managed account” programs.
[2]	Regardless of frequency, the minimum investment allowed is $50 per fund per month.
[3]	Only one fund can be opened under the twice monthly or biweekly options and all purchases need to be directed to that fund.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. Currently, the fund has such an arrangement with CUNA Brokerage Services, Inc., the former principal distributor of the fund’s shares, as well as certain other financial intermediaries. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

FUND SUMMARY

MADISON AGGRESSIVE ALLOCATION FUND

Investment Objective
The Aggressive Allocation Fund seeks capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “YOUR Account—Sales Charges and Fees” section on page 53 of this prospectus and in the “More About Purchasing and Selling Shares” section on page 57 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	4.50%[1]	1.00%[2]
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management Fees	0.20%	0.20%	0.20%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses[3]	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses	1.38%	2.13%	2.13%

[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.
[2]	The CDSC is eliminated after 12 months following purchase.
[3]	Acquired Fund Fees and Expenses have been restated to reflect current fees.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Redemption			No Redemption

	A	B	C	A	B	C
1 Year	$707	$666	$316	$707	$216	$216
3 Years	987	1,017	667	987	667	667
5 Years	1,287	1,344	1,144	1,287	1,144	1,144
10 Years	2,137	2,275	2,462	2,137	2,275	2,462

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies
 The fund invests primarily in shares of other registered investment companies (the “underlying funds”). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser. Under normal circumstances, the fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 85% equity investments and 15% fixed income investments.. Underlying funds in which the fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

0-10%	money market funds;
0-30%	debt securities, all of which could be in below investment grade (“junk”) debt securities (e.g., bond funds, convertible bond funds and high income funds);
30-90%	equity securities (e.g., U.S. stock funds);
0-60%	foreign securities (e.g., international stock and bond funds, including emerging market securities); and
0-20%	alternative asset classes (e.g., real estate investment trust funds, natural resources funds, precious metal funds and long/short funds).

With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

•	Asset allocation optimization analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted level of portfolio return.
•	Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.
•	Fundamental analysis. This approach draws upon Madison’s equity and fixed income professionals to judge each asset class against current and forecasted market conditions. Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.
In addition, Madison has a flexible mandate which permits the fund, at the sole discretion of the manager, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

The fund’s investment strategy reflects Madison’s general “Participate and Protect® ” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. You could lose money as a result of your investment. Additional risks of owning the fund are as follows:

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Market Risk. The fund, through the underlying funds, is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the general market.

Equity Risk. The fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Interest Rate Risk. To the extent that the fund invests in underlying funds that invest in debt securities, the fund will be subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Credit and Prepayment/Extension Risk. The fund, through the underlying funds, is also subject to credit risk, which is  the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return. To the extent that the underlying funds invest in non-investment grade securities (i.e., “junk” bonds), the fund is also subject to above-average credit, market and other risks.

Non-Investment Grade Security Risk. The fund, through the underlying funds, is also subject to non-investment grade security risk. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the fund’s asset allocation targets. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares
(Returns do not reflect sales charges and would be lower if they did.)

Best Calendar Quarter:	2Q 2009	16.91%
Worst Calendar Quarter:	4Q 2008	–24.05%

Average Annual Total Returns
For Periods Ended December 31, 2012
				Since Inception	Since Inception
		1 Year	5 Years	6/30/2006	2/29/2008
Class A Shares –	Return Before Taxes	4.42%	–2.95%	0.51%	N/A
	Return After Taxes on Distributions	3.91%	–3.20%	0.16%	N/A
	Return After Taxes on Distributions and Sale of Fund Shares	3.13%	–2.57%	0.29%	N/A
Class B Shares –	Return Before Taxes	5.51%	–2.88%	0.68%	N/A
Class C Shares –	Return Before Taxes	9.12%	N/A	N/A	–0.90%

S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or taxes)		16.00%	1.66%	4.01%	3.14%
Aggressive Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)		15.18%	1.71%	4.21%	3.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B and Class C shares will vary.

Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. David Hottmann, CPA and CFA (Vice President, Portfolio Manager) and Patrick Ryan, CFA (Assistant Vice President, Portfolio Manager) co-manage the fund. Mr. Hottmann has served in this capacity since September 2009 and Mr. Ryan has served in this capacity since January 2008.

Purchase and Sale of Fund Shares
The minimum investment amounts are as follows (for Class A, B and C shares):

Type of Account	To Open an Account[1]	To Add to an Account[1]
Non-retirement accounts:	$1,000 ($1,000 per fund)	$150 ($50 per fund)
Retirement accounts:	$500 ($500 per fund)	$150 ($50 per fund)
Systematic investment programs:[2]
Twice Monthly or Biweekly[3]	$25	$25
Monthly	$50	$50
Bimonthly (every other month)	$100	$100
Quarterly	$150	$150

[1]	The fund reserves the right to accept purchase amounts below the minimum for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like “managed account” programs.
[2]	Regardless of frequency, the minimum investment allowed is $50 per fund per month.
[3]	Only one fund can be opened under the twice monthly or biweekly options and all purchases need to be directed to that fund.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. Currently, the fund has such an arrangement with CUNA Brokerage Services, Inc., the former principal distributor of the fund’s shares, as well as certain other financial intermediaries. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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FUND SUMMARY

MADISON CASH RESERVES FUND

Investment Objective
The Cash Reserves Fund seeks high current income from money market instruments consistent with the preservation of capital and liquidity.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “YOUR Account—Sales Charges and Fees” section on page 53 of this prospectus and in the “More About Purchasing and Selling Shares” section on page 57 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B
Maximum Sales Charge (Load)Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	4.50%[1]
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B
Management Fees	0.40%	0.40%
Distribution and/or Service (Rule 12b-1) Fees	None	0.75%
Other Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses	0.55%	1.30%
Less: Fee waivers and/or expense reimbursements[2]	(0.47%)	(1.23%)
Total Net Annual Fund Operating Expenses (after fee waivers/expense reimbursements)	0.08%	0.07%

[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.
[2]	In January 2013, Madison contractually agreed until at least May 1, 2014, to waive fees and reimburse fund expenses to the extent necessary to prevent a negative Fund yield. This arrangement may be modified or discontinued prior to May 1, 2014 only with the approval of the Fund’s Board.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Redemption		No Redemption

	A	B	A	B
1 Year	$8	$457	$8	$7
3 Years	129	644	129	294
5 Years	260	809	260	609
10 Years	644	1,310	644	1,310

Principal Investment Strategies
 The fund invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase. These securities will be obligations of the U.S. Government and its agencies and instrumentalities, but may also include securities issued by U.S. and foreign financial institutions, corporations, municipalities, foreign governments, and multinational organizations, such as the World Bank. At least 95% of the fund’s assets must be rated in the highest short-term category (or its unrated equivalent), and 100% of the fund’s assets must be invested in securities rated in the two highest rating categories.

The fund may invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of the fund’s assets may be invested in these securities unless they are backed by a U.S. parent financial institution. In addition, the fund may enter into repurchase agreements, engage in short-term trading and purchase securities on a when-issued or forward commitment basis. The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

To the extent permitted by law and available in the market, the fund may invest in mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial, or consumer loans originated by financial institutions.

Principal Risks
As with any money market fund, the yield paid by the fund will vary with changes in interest rates. Generally, if interest rates rise, the market value of income bearing securities will decline.

During unusual periods of credit market illiquidity, it is possible that the fund’s holdings of commercial paper could be subject to principal loss in the event the fund needs to raise cash to meet redemptions.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund attempts to maintain a stable price of $1.00 per share, there is no assurance that it will be able to do so and it is possible to lose money by investing in the fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares

Best Calendar Quarter:	3Q 2006	1.19%
Worst Calendar Quarter:	All quarters in 2009, 2010, 2011 & 2012	0.00%

Average Annual Total Returns
For Periods Ended December 31, 2012
	1 Year	5 Years	10 Years
Class A Shares	0.00%	0.32%	1.48%
Class B Shares	–4.50%	–0.21%	1.05%
90-Day U.S. Treasury Bill (reflects no deduction for sales charges, account fees, expenses or taxes)	0.07%	0.45%	1.69%

Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC.

Purchase and Sale of Fund Shares
The minimum investment amounts are as follows (for Class A and B shares):
Type of Account	To Open an Account[1]	To Add to an Account[1]
Non-retirement accounts:	$1,000 ($1,000 per fund)	$150 ($50 per fund)
Retirement accounts:	$500 ($500 per fund)	$150 ($50 per fund)
Systematic investment programs:[2]
Twice Monthly or Biweekly[3]	$25	$25
Monthly	$50	$50
Bimonthly (every other month)	$100	$100
Quarterly	$150	$150

[1]	The fund reserves the right to accept purchase amounts below the minimum for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like “managed account” programs.
[2]	Regardless of frequency, the minimum investment allowed is $50 per fund per month.
[3]	Only one fund can be opened under the twice monthly or biweekly options and all purchases need to be directed to that fund.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund are expected to be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. Currently, the fund has such an arrangement with CUNA Brokerage Services, Inc., the former principal distributor of the fund’s shares, as well as certain other financial intermediaries. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

FUND SUMMARY

MADISON CORE BOND FUND

Investment Objective
The Core Bond Fund seeks to generate a high level of current income, consistent with the prudent limitation of investment risk.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “YOUR Account—Sales Charges and Fees” section on page 53 of this prospectus and in the “More About Purchasing and Selling Shares” section on page 57 of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	4.50%[1]
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B
Management Fees	0.50%	0.50%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%
Other Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses	0.90%	1.65%

[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Redemption		No Redemption

	A	B	A	B
1 Year	$538	$618	$538	$168
3 Years	724	870	724	520
5 Years	926	1,097	926	897
10 Years	1,508	1,757	1,508	1,757

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies
 Under normal circumstances, the fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds. To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration (for this purpose, the benchmark used is the Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index, the duration of which as of January 31, 2013 was 5.24 years). Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: [change in debt security value = (change in interest rates) x (duration) x (–1)]. By way of example, the AT&T bond maturing on 12/1/17 has a duration of 4.59 years. If interest rates were to go up by 1%, the bond would be expected to go down in value by approximately 4.59 points.

The fund is managed so that, under normal circumstances, the dollar weighted average maturity of the fund will be 10 years or less. The dollar weighted average maturity of the fund as of January 31, 2013 was 5.30 years. The fund strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. The fund may invest in the following instruments:

•	Corporate debt securities: securities issued by domestic and foreign corporations which have a rating within the four highest categories and, to a limited extent (up to 20% of its assets), in securities not rated within the four highest categories (i.e., “junk bonds”). The fund’s investment adviser, Madison Asset Management, LLC (“Madison”), will only invest in lower-grade securities when it believes that the creditworthiness of the issuer is stable or improving, and when the potential return of investing in such securities justifies the higher level of risk;
•	U.S. Government debt securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
•	Foreign government debt securities: securities issued or guaranteed by a foreign (including emerging market) government or its agencies or instrumentalities, payable in U.S. dollars, which have a rating within the four highest categories;
•	Non-rated debt securities: securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by Madison to have an investment quality equivalent to those categories in which the fund is permitted to invest (including up to 20% of the fund’s assets in junk bonds); and
•	Asset-backed, mortgage-backed and commercial mortgage-backed securities: securities issued or guaranteed by special purpose corporations and financial institutions which represent direct or indirect participation in, or are collateralized by, an underlying pool of assets. The types of assets that can be “securitized” include, among others, residential or commercial mortgages, credit card receivables, automobile loans, and other assets.

Madison may alter the composition of the fund with regard to quality and maturity and may sell securities prior to maturity. Under normal circumstances, however, turnover for the fund is generally not expected to exceed 100%. Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading. Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond. Turnover may also occur when Madison finds an investment that could generate a higher return then the investment currently held. However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance. The fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price. As a result, as portfolio turnover increases, the cumulative effect of this may hurt fund performance. Under normal circumstances, the fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the fund could make a taxable capital gain distribution.

Madison reserves the right to invest a portion of the fund’s assets in short-term debt securities (i.e., those with maturities of one year or less) and to maintain a portion of fund assets in uninvested cash. However, Madison does not intend to hold more than 35% of the fund’s assets in such investments, unless Madison determines that market conditions warrant a temporary defensive investment position. Under such circumstances, up to 100% of the fund may be so invested. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished. Short-term investments may include investment grade certificates of deposit, commercial paper and repurchase agreements. Madison might hold substantial cash reserves in seeking to reduce the fund’s exposure to bond price depreciation during a period of rising interest rates and to maintain desired liquidity while awaiting more attractive investment conditions in the bond market.

The fund’s investment strategy reflects Madison’s general “Participate and Protect® ” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Principal Risks
Several factors may affect the market price and yield of the fund’s securities, including investor demand and domestic and worldwide economic conditions. The specific risks of owning the fund are set forth below. You could lose money as a result of your investment.

Interest Rate Risk. As with most income funds, the fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities.

Call Risk.If a bond issuer “calls” a bond held by the fund (i.e., pays it off at a specified price before it matures), the fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the fund paid for the bond.

Risk of Default. Although the fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value.

Mortgage-Backed Securities Risk. The fund may own obligations backed by mortgages issued by a government agency or through a government-sponsored program. If the mortgage holders prepay principal during a period of falling interest rates, the fund could be exposed to prepayment risk. In that case, the fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

Liquidity Risk. The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.

Credit Risk. The fund is subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. The ability of the fund to realize interest under repurchase agreements and pursuant to loans of the fund’s securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligation to the fund.

Prepayment/Extension Risk. The fund is subject to prepayment/extension risk, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the fund’s return.

Non-Investment Grade Security Risk. To the extent that the fund invests in non-investment grade securities, the fund is also subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares
(Returns do not reflect sales charges and would be lower if they did.)

Best Calendar Quarter:	4Q 2008	4.91%
Worst Calendar Quarter:	2Q 2004	–2.58%

Average Annual Total Returns
For Periods Ended December 31, 2012
		1 Year	5 Years	10 Years
Class A Shares –	Return Before Taxes	–2.67%	3.32%	3.37%
	Return After Taxes on Distributions	–3.50%	2.31%	2.16%
	Return After Taxes on Distributions and Sale of Fund Shares	–1.74%	2.24%	2.15%
Class B Shares –	Return Before Taxes	–3.34%	3.13%	3.07%

Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index		4.43%	6.03%	5.26%
(reflects no deduction for sales charges, account fees, expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B shares will vary.

Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. Dean “Jack” Call, DBA and CFA (Vice President, Portfolio Manager) and Paul Lefurgey, CFA (Managing Director, Head of Fixed Income Investments) co-manage the fund. Mr. Call has served in this capacity since 2004 and Mr. Lefurgey has served in this capacity since July 2009.

Purchase and Sale of Fund Shares
The minimum investment amounts are as follows (for Class A and B shares):

Type of Account	To Open an Account[1]	To Add to an Account[1]
Non-retirement accounts:	$1,000 ($1,000 per fund)	$150 ($50 per fund)
Retirement accounts:	$500 ($500 per fund)	$150 ($50 per fund)
Systematic investment programs:[2]
Twice Monthly or Biweekly[3]	$25	$25
Monthly	$50	$50
Bimonthly (every other month)	$100	$100
Quarterly	$150	$150

[1]	The fund reserves the right to accept purchase amounts below the minimum for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like “managed account” programs.
[2]	Regardless of frequency, the minimum investment allowed is $50 per fund per month.
[3]	Only one fund can be opened under the twice monthly or biweekly options and all purchases need to be directed to that fund.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. Currently, the fund has such an arrangement with CUNA Brokerage Services, Inc., the former principal distributor of the fund’s shares, as well as certain other financial intermediaries. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

FUND SUMMARY

MADISON HIGH INCOME FUND

Investment Objective
The High Income Fund seeks high current income. The fund also seeks capital appreciation, but only when consistent with its primary goal.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “YOUR Account—Sales Charges and Fees” section on page 53 of this prospectus and in the “More About Purchasing and Selling Shares” section on page 57 of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	4.50%[1]
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B
Management Fees	0.55%	0.55%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%
Other Expenses	0.20%	0.20%
Total Annual Fund Operating Expenses	1.00%	1.75%

[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Redemption		No Redemption

	A	B	A	B
1 Year	$547	$628	$547	$178
3 Years	754	901	754	551
5 Years	978	1,149	978	949
10 Years	1,620	1,867	1,620	1,867

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
 The fund invests primarily in lower-rated, higher-yielding income bearing securities, such as “junk” bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities. Types of bonds and other securities include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations. The fund may invest in mortgage-backed securities, credit default swaps, total return swaps and bank loans to high yield corporate issuers. Up to 25% of the fund’s assets may be invested in the securities of issuers in any one industry. The dollar weighted average maturity of the fund as of January 31, 2013 was 6.59 years.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The specific risks of owning the fund are set forth below. You could lose money as a result of your investment.

Interest Rate/Credit Risks. The fund is subject to above-average interest rate and credit risks, which are risks that the value of your investment will fluctuate in response to changes in interest rates or an issuer will not honor a financial obligation. Investors should expect greater fluctuations in share price, yield and total return compared to bond funds holding bonds and other income bearing securities with higher credit ratings and/or shorter maturities. These fluctuations, whether positive or negative, may be sharp and unanticipated.

Liquidity Risk. The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.

Non-Investment Grade Security Risk. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bank Loan Risk. The fund may invest in bank loans to below-investment grade rated corporate issuers via loan participations and assignments. The purchase of bank loans involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Credit Default and Total Return Swap Risk. The fund may also invest in credit default and total return swaps. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter- party. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Prepayment/Extension Risk. The fund may also invest in mortgage-backed securities that are subject to prepayment/extension risks, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the fund’s return.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares
(Returns do not reflect sales charges and would be lower if they did.)

Best Calendar Quarter:	3Q 2009	9.21%
Worst Calendar Quarter:	4Q 2008	–11.11%

Average Annual Total Returns
For Periods Ended December 31, 2012
		1 Year	5 Years	10 Years
Class A Shares –	Return Before Taxes	5.63%	6.70%	7.54%
	Return After Taxes on Distributions	3.22%	4.06%	4.89%
	Return After Taxes on Distributions and Sale of Fund Shares	3.60%	4.11%	4.87%
Class B Shares –	Return Before Taxes	5.55%	6.57%	7.24%
Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index		15.55%	10.14%	10.38%
(reflects no deduction for sales charges, account fees, expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B shares will vary.

Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC (“Madison”). Madison has delegated the day-to-day responsibility of managing the fund to Shenkman Capital Management, Inc. (“Shenkman”). Shenkman manages the fund using an investment team structure. The members of the investment team are: Mark Shenkman (President and Chief Investment Officer of Shenkman), Eric Dobbin (Senior Vice President and Portfolio Manager of Shenkman), Justin Slatky (Senior Vice President and Senior Portfolio Manager of Shenkman), Mark Flanagan (Executive Vice President and Portfolio Manager of Shenkman) and Steven Schweitzer (Senior Vice President and Portfolio Manager of Shenkman). Mr. Shenkman has the ultimate authority and accountability with respect to decisions made by the high yield bond team. Mr. Dobbin is the lead portfolio manager for the fund and is responsible for reviewing the overall composition of the portfolio and implementing trades based on the credit decisions made by the high yield bond team. Messrs. Slatky, Flanagan and Schweitzer are the remaining members of the high yield bond team. Together with Messrs. Shenkman and Dobbin, they generate investment ideas and provide ongoing evaluation of current fund investments.

Purchase and Sale of Fund Shares
The minimum investment amounts are as follows (for Class A and B shares):
Type of Account	To Open an Account[1]	To Add to an Account[1]
Non-retirement accounts:	$1,000 ($1,000 per fund)	$150 ($50 per fund)
Retirement accounts:	$500 ($500 per fund)	$150 ($50 per fund)
Systematic investment programs:[2]
Twice Monthly or Biweekly[3]	$25	$25
Monthly	$50	$50
Bimonthly (every other month)	$100	$100
Quarterly	$150	$150

[1]	The fund reserves the right to accept purchase amounts below the minimum for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like “managed account” programs.
[2]	Regardless of frequency, the minimum investment allowed is $50 per fund per month.
[3]	Only one fund can be opened under the twice monthly or biweekly options and all purchases need to be directed to that fund.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. Currently, the fund has such an arrangement with CUNA Brokerage Services, Inc., the former principal distributor of the fund’s shares, as well as certain other financial intermediaries. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

FUND SUMMARY

MADISON DIVERSIFIED INCOME FUND

Investment Objective
The Diversified Income Fund seeks a high total return through the combination of income and capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “YOUR Account—Sales Charges and Fees” section on page 53 of this prospectus and in the “More About Purchasing and Selling Shares” section on page 57 of the statement of additional information.
Shareholder Fees: (fees paid directly from your investment)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	4.50%[1]	1.00%[2]
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	1.10%	1.85%	1.85%

[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.
[2]	The CDSC is eliminated after 12 months following purchase.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Redemption			No Redemption

	A	B	C	A	B	C
1 Year	$681	$638	$288	$681	$188	$188
3 Years	905	932	582	905	582	582
5 Years	1,146	1,201	1,001	1,146	1,001	1,001
10 Years	1,838	1,976	2,169	1,838	1,976	2,169

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
 The fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds. Generally, however, bonds (including investment grade, high yield and mortgage- or asset-backed) will constitute up to 80% of the fund’s assets, stocks (common, preferred and convertible bonds) will constitute up to 70% of the fund’s assets, real estate securities will constitute up to 25% of the fund’s assets, foreign (including emerging market) stocks and bonds will constitute up to 25% of the fund’s assets and money market instruments may constitute up to 25% of the fund’s assets. Although the fund is permitted to invest up to 80% of its assets in lower credit quality bonds, under normal circumstances, the fund intends to limit the investment in lower credit quality bonds to less than 50% of the fund’s assets. With regard to the fixed income component of the fund, while there is no maturity strategy utilized, the fund is managed with the goal of being between 90-110% of the market benchmark duration. Duration is a measure of a security’s price sensitivity to changes in interest rates. In addition, the fund’s dollar-weighted average maturity as of June 30, 2012 was 6.02 years. The balance between the two strategies of the fund—i.e., fixed income investing and equity investing—is determined after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.

The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies and may also write (sell) covered call options, when deemed appropriate by the portfolio managers, in order to generate additional income through the collection of option premiums.

The fund typically sells a stock when the fundamental expectations for producing competitive yields at an acceptable level of price risk no longer apply, the price exceeds its intrinsic value or other stocks appear more attractive.

The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
As with any fund that invests in stocks, bonds, real estate investment trusts and foreign securities, the fund is subject to market, interest rate and foreign market risks. To the extent that it invests in non-investment grade securities and mortgage-backed securities, the fund may be affected by additional risks relating to these securities. You could lose money as a result of your investment. Additional risks of owning the fund are as follows:

Market Risk. The fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Interest Rate Risk. The fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Non-Investment Grade Security Risk .. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Credit Risk. The fund is subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. The ability of the fund to realize interest under repurchase agreements and pursuant to loans of the fund’s securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligation to the fund.

Mortgage-Backed Security Risk. Mortgage-backed securities are subject to prepayment/extension risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Option Risk. As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option also has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price. There can be no assurance that a liquid market will exist when the fund seeks to close out an option position. If the fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to broad measures of market performance, as well as a custom index that consists of 50% Bank of America Merrill Lynch U.S. Corporate Government & Mortgage Index and 50% of the S&P 500 Index. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares
(Returns do not reflect sales charges and would be lower if they did.)

Best Calendar Quarter:	2Q 2003	9.87%
Worst Calendar Quarter:	4Q 2008	–8.19%

Average Annual Total Returns
For Periods Ended December 31, 2012
		1 Year	5 Years	10 Years	Since Inception 7/31/2012
Class A Shares –	Return Before Taxes	1.46%	2.97%	5.40%	N/A
	Return After Taxes on Distributions	1.10%	2.15%	4.37%	N/A
	Return After Taxes on Distributions and Sale of Fund Shares	1.31%	2.13%	4.18%	N/A
Class B Shares –	Return Before Taxes	2.24%	3.06%	5.24%	N/A
Class C Shares –	Return Before Taxes	N/A	N/A	N/A	0.01%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)		16.00%	1.66%	7.10%	4.50%
Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index		4.43%	6.03%	5.26%	0.45%
(reflects no deduction for sales charges, account fees, expenses or taxes)
Custom Blended Index (reflects no deduction for sales charges, account fees, expenses or taxes)		10.24%	4.31%	6.49%	2.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B and C shares will vary.

Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. Dean “Jack” Call, DBA and CFA (Vice President, Portfolio Manager) and John Brown, CFA (Vice President, Portfolio Manager) co-manage the fund. Mr. Call has served in this capacity since 2004 and Mr. Brown has served in this capacity since 1998.

Purchase and Sale of Fund Shares
The minimum investment amounts are as follows (for Class A, B and C shares):
Type of Account	To Open an Account[1]	To Add to an Account[1]
Non-retirement accounts:	$1,000 ($1,000 per fund)	$150 ($50 per fund)
Retirement accounts:	$500 ($500 per fund)	$150 ($50 per fund)
Systematic investment programs:[2]
Twice Monthly or Biweekly[3]	$25	$25
Monthly	$50	$50
Bimonthly (every other month)	$100	$100
Quarterly	$150	$150

[1]	The fund reserves the right to accept purchase amounts below the minimum for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like “managed account” programs.
[2]	Regardless of frequency, the minimum investment allowed is $50 per fund per month.
[3]	Only one fund can be opened under the twice monthly or biweekly options and all purchases need to be directed to that fund.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. Currently, the fund has such an arrangement with CUNA Brokerage Services, Inc., the former principal distributor of the fund’s shares, as well as certain other financial intermediaries. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

FUND SUMMARY

MADISON EQUITY INCOME FUND

Investment Objective
The Equity Income Fund seeks to provide consistent total return and, secondarily, to provide a high level of income and gains from option premiums.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “YOUR Account—Sales Charges and Fees” section on page 53 of this prospectus and in the “More About Purchasing and Selling Shares” section on page 57 of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	1.00%[1]
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management Fees	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%
Other Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses[2]	1.25%	2.00%

[1]	The CDSC is eliminated after 12 months following purchase.
[2]	Total annual fund operating expenses for the period ended October 31, 2012 do not match the financial statements due to rounding.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Redemption		No Redemption

	A	C	A	C
1 Year	$695	$303	$695	$203
3 Years	949	627	949	627
5 Years	1,222	1,078	1,222	1,078
10 Years	1,999	2,327	1,999	2,327

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies
 The fund invests, under normal conditions, primarily in common stocks of large- and mid-capitalization issuers that are, in the view of the fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates. Under normal market conditions, the fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The fund seeks to produce a high level of current income and current gains generated from option writing premiums and, to a lesser extent, from dividends.

Under normal market conditions, the fund will invest at least 80% of its total assets in common stocks, with at least 65% of this amount invested in common stocks of large capitalization issuers that met the fund’s selection criteria. The fund may invest the remainder of its common stock investments in companies that meet the fund’s selection criteria but whose market capitalization is considered to be middle sized or “mid-cap” (generally, stocks with a market capitalization similar to those companies in the Russell Midcap® Index). In addition, the fund may invest up to 15% of its assets in foreign securities, including American Depository Receipts (“ADRs”) and emerging market securities. The fund’s investment adviser will allocate the fund’s assets among stocks in sectors of the economy based upon the investment adviser’s views on forward earnings growth rates, adjusted to reflect the investment adviser’s views on economic and market conditions and sector risk factors.

The fund will employ an option strategy of writing covered call options on a substantial portion of the common stocks in its portfolio. The extent of option writing activity will depend upon market conditions and the investment adviser’s ongoing assessment of the attractiveness of writing call options on the fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the fund by providing downside protection.

In addition to its covered call strategy, the fund may, to a lesser extent (not more than 20% of its total assets), pursue an option strategy that includes the writing of both put options and call options on certain of the common stocks in the fund’s portfolio. To seek to offset some of the risk of a larger potential decline in the event the overall stock market has a sizable short-term or intermediate-term decline, the fund may, to a limited extent (not more than 2% of its total assets) purchase put options on broad-based securities indices (such as the S&P 500, S&P MidCap 400 or other indices deemed suitable) or certain exchange traded funds (“EFTs”) that trade like common stocks but represent such market indices.

Although the investment adviser believes that, under normal conditions, at least 80% of the fund will be invested in equity securities, it believes that when options are exercised and portfolio securities are called away in exchange for cash, it may not be in the interest of the fund to immediately invest its cash. Additionally, during periods when the investment adviser believes the stock markets in general are overvalued or when there is perceived domestic or global economic or political risk or when investments in equity securities bear an above average risk of loss, the investment adviser will delay investment of some or all of the fund’s cash until such periods have ended. Thus, in the investment adviser’s discretion, the fund’s cash may be held for “temporary defensive purposes,” and might represent a material percentage of the fund’s portfolio. These periods may last for a few weeks or even for a few months, until more attractive market conditions exist.

The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The specific risks of owning the fund are set forth below. You could lose money as a result of your investment.

Investment Risk. An investment in the fund is subject to investment risk, including the possible loss of the entire principal amount that you invest. An investment in the fund represents an indirect investment in the securities owned by the fund, a majority of which are traded on a national securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Your investment at any point in time may be worth less than your original investment, even after taking into account the reinvestment of fund distributions.

Equity Risk. Substantially all of the fund’s assets will be invested in common stocks and (to a lesser extent) preferred equity securities, and therefore a principal risk of investing in the fund is equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Option Risk. There are several risks associated with transactions in options on securities, as follows:

•	There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.
•	As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline.
•	The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.
•	There can be no assurance that a liquid market will exist when the fund seeks to close out an option position. If the fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

•	The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.
•	The value of call options will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration. Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of events affecting the underlying equity security. A reduction in the exercise price of an option would reduce the fund’s capital appreciation potential on the underlying security.
•	When the fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. Also, while the fund’s potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the fund risks a loss equal to the entire value of the stock.
•	If a put option purchased by the fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the fund will lose its entire investment in the option.

The fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. The number of options which the fund may write or purchase may be affected by options written or purchased by other clients of the fund’s investment adviser or its affiliates.

Tax Risk. The fund will generate taxable income and therefore is subject to tax risk. In addition to option premium income, most or all of the gains from the sale of the underlying securities held by the fund on which options are written may be short-term capital gains taxed at ordinary income rates in any particular year. Because the fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying stocks may force the fund to realize capital gains or losses at inopportune times. The fund’s transactions in options are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income, (ii) treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), and (vi) cause the fund to recognize income or gain without a corresponding receipt of cash.

Mid-Cap Company Risk. The fund’s investments in mid-capitalization companies may entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some growth-oriented companies may not have established financial histories; often have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Active Trading Risk. Because the fund may engage in active and frequent trading of portfolio securities to achieve the fund’s investment objective, the fund may have increased costs, which can lower the actual return of the fund. Active trading may also increase short-term gains and losses, which may affect taxes that must be paid.

Concentration Risk. To the extent that the fund makes substantial investments in a single sector, the fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad market index, as well as the CBOE BuyWrite Monthly Index which is provided because of the fund’s option writing strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares
(Returns do not reflect sales charges and would be lower if they did.)

Best Calendar Quarter:	4Q 2011	13.05%
Worst Calendar Quarter:	3Q 2011	–10.16%

Average Annual Total Returns
For Periods Ended December 31, 2012
		1 Year	Since Inception 10/31/2009	Since Inception 7/31/2012
Class A Shares –	Return Before Taxes	2.93%	5.08%	N/A
	Return After Taxes on Distributions	–0.11%	2.33%	N/A
	Return After Taxes on Distributions and Sale of Fund Shares	2.06%	2.77%	N/A
Class C Shares –	Return Before Taxes	N/A	N/A	4.31%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)		16.00%	12.99%	4.50%
CBOE S&P 500 BuyWrite IndexSM (reflects no deduction for sales charges, account fees, expenses or taxes)		5.20%	8.09%	–0.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class C shares will vary.

Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. Frank Burgess (Chairman of the Board and Founder of Madison Investment Holdings, Inc., the parent company of Madison Asset Management, LLC) and Ray DiBernardo, CFA (Vice President, Portfolio Manager) co-manage the fund. Messrs. Burgess and DiBernardo have served in this capacity since inception of the fund in November 2009.

Purchase and Sale of Fund Shares
The minimum investment amounts are as follows (for Class A and C shares):

Type of Account	To Open an Account[1]	To Add to an Account[1]
Non-retirement accounts:	$1,000 ($1,000 per fund)	$150 ($50 per fund)
Retirement accounts:	$500 ($500 per fund)	$150 ($50 per fund)
Systematic investment programs:[2]
Twice Monthly or Biweekly[3]	$25	$25
Monthly	$50	$50
Bimonthly (every other month)	$100	$100
Quarterly	$150	$150

[1]	The fund reserves the right to accept purchase amounts below the minimum for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like “managed account” programs.
[2]	Regardless of frequency, the minimum investment allowed is $50 per fund per month.
[3]	Only one fund can be opened under the twice monthly or biweekly options and all purchases need to be directed to that fund.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. Currently, the fund has such an arrangement with CUNA Brokerage Services, Inc., the former principal distributor of the fund’s shares, as well as certain other financial intermediaries. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

FUND SUMMARY

MADISON LARGE CAP VALUE FUND

Investment Objective
The Large Cap Value Fund seeks long-term capital growth, with income as a secondary consideration.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “YOUR Account—Sales Charges and Fees” section on page 53 of this prospectus and in the “More About Purchasing and Selling Shares” section on page 57 of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	4.50%[1]
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B
Management Fees	0.55%	0.55%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%
Other Expenses	0.36%	0.36%
Total Annual Fund Operating Expenses	1.16%	1.91%

[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Redemption		No Redemption

	A	B	A	B
1 Year	$686	$644	$686	$194
3 Years	922	950	922	600
5 Years	1,177	1,232	1,177	1,032
10 Years	1,903	2,041	1,903	2,041

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies
 The fund will, under normal market conditions, maintain at least 80% of its net assets (including borrowings for investment purposes) in large cap stocks (generally, stocks with a market capitalization of the companies represented in the Russell 1000 ® Value Index—as of the most recent reconstitution date, the low end of the range of market capitalizations included in this index was $263 million). The fund follows what is known as a “value” approach, which generally means that the manager seeks to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The fund will diversify its holdings among various industries and among companies within those industries. The fund may also invest in warrants, convertible securities, preferred stocks and debt securities (including non-investment grade debt securities). The fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (“ADRs”) and emerging market securities, and may invest in exchange traded funds (“ETFs”) that are registered investment companies.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values.

The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
As with any fund that invests in stocks and also seeks income, this fund is subject to market risk  and, to a lesser extent,interest rate risk, meaning the value of your investment will fluctuate in response to stock market and interest rate movements. The fund’s investments may rise and/or fall based upon investor perception and attitude rather than economic valuations. You could lose money as a result of your investment. Additional risks associated with owning the fund are set forth below.

Value Investing Risk. The fund primarily invests in “value” oriented stocks which may help limit the risk of negative portfolio returns. However, these “value” stocks are subject to the risk that their perceived intrinsic values may never be realized by the market, and to the risk that, although the stock is believed to be undervalued, it is actually appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.

Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares
(Returns do not reflect sales charges and would be lower if they did.)

Best Calendar Quarter:	2Q 2003	17.07%
Worst Calendar Quarter:	4Q 2008	–20.88%

Average Annual Total Returns
For Periods Ended December 31, 2012
		1 Year	5 Years	10 Years
Class A Shares –	Return Before Taxes	4.80%	–2.15%	4.84%
	Return After Taxes on Distributions	4.57%	–2.47%	4.43%
	Return After Taxes on Distributions and Sale of Fund Shares	3.42%	–1.94%	4.02%
Class B Shares –	Return Before Taxes	5.91%	–2.08%	4.68%
Russell 1000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes)		7.51%	0.59%	7.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B shares will vary.

Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. John Brown, CFA (Vice President, Portfolio Manager) and Jay Sekelsky, CPA and CFA (Executive Director, Chief Investment Officer), co-manage the fund. Mr. Brown has served in this capacity since July 2009, and Mr. Sekelsky has served in this capacity since July 2010.

Purchase and Sale of Fund Shares
The minimum investment amounts are as follows (for Class A and B shares):
Type of Account	To Open an Account[1]	To Add to an Account[1]
Non-retirement accounts:	$1,000 ($1,000 per fund)	$150 ($50 per fund)
Retirement accounts:	$500 ($500 per fund)	$150 ($50 per fund)
Systematic investment programs:[2]
Twice Monthly or Biweekly[3]	$25	$25
Monthly	$50	$50
Bimonthly (every other month)	$100	$100
Quarterly	$150	$150

[1]	The fund reserves the right to accept purchase amounts below the minimum for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like “managed account” programs.
[2]	Regardless of frequency, the minimum investment allowed is $50 per fund per month.
[3]	Only one fund can be opened under the twice monthly or biweekly options and all purchases need to be directed to that fund.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. Currently, the fund has such an arrangement with CUNA Brokerage Services, Inc., the former principal distributor of the fund’s shares, as well as certain other financial intermediaries. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

FUND SUMMARY

MADISON LARGE CAP GROWTH FUND

Investment Objective
The Large Cap Growth Fund seeks long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “YOUR Account—Sales Charges and Fees” section on page 53 of this prospectus and in the “More About Purchasing and Selling Shares” section on page 57of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	4.50%[1]
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B
Management Fees	0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%
Other Expenses	0.20%	0.20%
Total Annual Fund Operating Expenses	1.20%	1.95%

[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Redemption		No Redemption

	A	B	A	B
1 Year	$690	$648	$690	$198
3 Years	934	962	934	612
5 Years	1,197	1,252	1,197	1,052
10 Years	1,946	2,084	1,946	2,084

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies
 The fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets (including borrowings for investment purposes) in such large cap stocks (generally, stocks with a market capitalization of the companies in the Russell 1000® Growth Index—as of the most recent reconstitution date, the low end of the range of market capitalizations included in this index was $1.275 billion). The fund seeks stocks that have low market prices relative to their perceived growth capabilities as estimated based on fundamental analysis of the issuing companies and their prospects. This is sometimes referred to as a “growth” approach. Relative to the Large Cap Value Fund, the Large Cap Growth Fund typically will seek more earnings growth capability in the stocks it purchases, and may include some companies undergoing more significant changes in their operations or experiencing significant changes in their markets. The fund will diversify its holdings among various industries and among companies within those industries. The fund may also invest in warrants, preferred stocks and convertible securities, and may invest up to 25% of its assets in foreign securities, including American Depository Receipts (“ADRs”) and emerging market securities. The fund may invest in exchange traded funds (“ETFs”) that are registered investment companies. The Fund has an active trading strategy which will lead to more portfolio turnover than a more passively-managed fund.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its perceived value or other stocks appear more attractively priced relative to their prospects.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of an investment may fluctuate in response to stock market movements. You could lose money as a result of your investment. Additional risks associated with owning the fund are set forth below.

Growth Investing Risk. Due to its focus on stocks that may appreciate in value and lack of emphasis on those that provide current income, this fund will typically experience greater volatility over time than a large cap value security.

Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Active Trading Risk. Because of the fund’s strategy to engage in active and frequent trading of portfolio securities to achieve the fund’s investment objective, the fund may have increased costs, which can lower the actual return of the fund. Active trading may also increase short-term gains and losses, which may affect taxes that must be paid.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares
(Returns do not reflect sales charges and would be lower if they did.)

Best Calendar Quarter:	2Q 2003	16.51%
Worst Calendar Quarter:	4Q 2008	–21.48%

Average Annual Total Returns
For Periods Ended December 31, 2012
		1 Year	5 Years	10 Years
Class A Shares –	Return Before Taxes	4.49%	–0.29%	5.40%
	Return After Taxes on Distributions	4.43%	–0.33%	5.36%
	Return After Taxes on Distributions and Sale of Fund Shares	2.99%	–0.26%	4.71%
Class B Shares –	Return Before Taxes	5.63%	–0.25%	5.24%
Russell 1000® Growth Index (reflects no deduction for sales charges, account fees, expenses or taxes)		15.26%	3.12%	7.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B shares will vary.

Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. Bruce Ebel, CFA (Vice President, Portfolio Manager) manages the fund. Mr. Ebel has served in this capacity since 2005.

Purchase and Sale of Fund Shares
The minimum investment amounts are as follows (for Class A and B shares):
Type of Account	To Open an Account[1]	To Add to an Account[1]
Non-retirement accounts:	$1,000 ($1,000 per fund)	$150 ($50 per fund)
Retirement accounts:	$500 ($500 per fund)	$150 ($50 per fund)
Systematic investment programs:[2]
Twice Monthly or Biweekly[3]	$25	$25
Monthly	$50	$50
Bimonthly (every other month)	$100	$100
Quarterly	$150	$150

[1]	The fund reserves the right to accept purchase amounts below the minimum for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like “managed account” programs.
[2]	Regardless of frequency, the minimum investment allowed is $50 per fund per month.
[3]	Only one fund can be opened under the twice monthly or biweekly options and all purchases need to be directed to that fund.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. Currently, the fund has such an arrangement with CUNA Brokerage Services, Inc., the former principal distributor of the fund’s shares, as well as certain other financial intermediaries. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

FUND SUMMARY

MADISON MID CAP FUND

Investment Objective
The Mid Cap Fund seeks long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “YOUR Account—Sales Charges and Fees” section on page 53 of this prospectus and in the “More About Purchasing and Selling Shares” section on page 57 of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	4.50%[1]
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.40%	0.40%
Total Annual Fund Operating Expenses	1.40%	2.15%

[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Redemption		No Redemption

	A	B	A	B
1 Year	$709	$668	$709	$218
3 Years	993	1,023	993	673
5 Years	1,297	1,354	1,297	1,154
10 Years	2,158	2,296	2,158	2,296

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
 The fund invests generally in common stocks, securities convertible into common stocks and related equity securities of “midsize” companies (for this purpose, “midsize” is defined as those companies with market capitalizations of between $500 million and $25 billion). Under normal market conditions, the fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in such mid cap securities. The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The fund’s portfolio manager believes in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation. As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment (this strategy is referred to as “growth at a reasonable price” or “GARP”). The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies, warrants, preferred stocks and debt securities, including non-investment grade convertible debt securities, and up to 25% of its assets in foreign securities (including emerging market securities). Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized. Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements. You could lose money as a result of your investment. Additional risks associated with owning the fund are set forth below.

Mid Cap Risk. The fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies. Midsize companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some midsize companies may not have established financial histories; may have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares
(Returns do not reflect sales charges and would be lower if they did.)

Best Calendar Quarter:	2Q 2009	27.75%
Worst Calendar Quarter:	4Q 2008	–32.84%

Average Annual Total Returns
For Periods Ended December 31, 2012
		1 Year	5 Years	10 Years
Class A Shares –	Return Before Taxes	8.72%	0.99%	7.78%
	Return After Taxes on Distributions	8.72%	0.99%	7.77%
	Return After Taxes on Distributions and Sale of Fund Shares	5.67%	0.84%	6.90%
Class B Shares –	Return Before Taxes	10.21%	1.05%	7.60%
Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)		17.28%	3.57%	10.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B shares will vary.

Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. Richard Eisinger (Managing Director, Portfolio Manager) and Matt Hayner, CFA (Vice President, Portfolio Manager) co-manage the fund. Messrs. Eisinger and Hayner have served in this capacity since March 2010.

Purchase and Sale of Fund Shares
The minimum investment amounts are as follows (for Class A and B shares):

Type of Account	To Open an Account[1]	To Add to an Account[1]
Non-retirement accounts:	$1,000 ($1,000 per fund)	$150 ($50 per fund)
Retirement accounts:	$500 ($500 per fund)	$150 ($50 per fund)
Systematic investment programs:[2]
Twice Monthly or Biweekly[3]	$25	$25
Monthly	$50	$50
Bimonthly (every other month)	$100	$100
Quarterly	$150	$150

[1]	The fund reserves the right to accept purchase amounts below the minimum for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like “managed account” programs.
[2]	Regardless of frequency, the minimum investment allowed is $50 per fund per month.
[3]	Only one fund can be opened under the twice monthly or biweekly options and all purchases need to be directed to that fund.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. Currently, the fund has such an arrangement with CUNA Brokerage Services, Inc., the former principal distributor of the fund’s shares, as well as certain other financial intermediaries. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

FUND SUMMARY

MADISON SMALL CAP FUND

Investment Objective
The Small Cap Fund seeks long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “YOUR Account—Sales Charges and Fees” section on page 53 of this prospectus and in the “More About Purchasing and Selling Shares” section on page 57 of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	4.50%[1]
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B
Management Fees	1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%
Other Expenses	0.25%	0.25%
Total Annual Fund Operating Expenses	1.50%	2.25%

[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Redemption		No Redemption

	A	B	A	B
1 Year	$719	$678	$719	$228
3 Years	1,022	1,053	1,022	703
5 Years	1,346	1,405	1,346	1,205
10 Years	2,263	2,400	2,263	2,400

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies
 The fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. For purposes of this fund, “small cap companies” are those with market capitalizations that are within the range of capitalizations of companies represented in either the S&P SmallCap 600 Index or the Russell 2000® Index (as of the most recent reconstitution date, the range of market capitalizations included in the Russell 2000® index was $101 million to $2.6 billion; the S&P SmallCap 600 Index does not have an annual or semi-annual reconstitution – rather, changes are made as deemed necessary by S&P so that as of 6-30-12, the range of market capitalizations included in the index was $30 million to $3.3 billion). Under normal market conditions, the fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in small cap securities. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of issuers the subadviser believes have attractive valuations. The subadviser focuses on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market. Through fundamental research, the subadviser seeks to identify those companies which possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average. The fund may invest up to 25% of its assets in foreign securities, including emerging market securities. The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements. You could lose money as a result of your investment. Additional risks associated with owning the fund are set forth below.

Small Cap Risk—Price Volatility .. Due to its focus on small cap companies, the fund may experience significant volatility over time. Small companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. The securities of smaller companies also experience greater price volatility than securities of larger capitalization companies.

Small Cap Risk—Illiquidity. During certain periods, the liquidity of the securities of small cap companies may shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions. This liquidity risk could translate into losses for the fund if it has to sell illiquid securities at a disadvantageous time. The costs of purchasing or selling securities of small capitalization companies are often greater than those of more widely traded securities. Securities of smaller capitalization companies can also be difficult to value.

Value Investing Risk. A “value” approach to investing includes the risks that a stock’s perceived intrinsic value may never be realized by the market, and that a stock that is believed to be undervalued actually is appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry. There is also the possibility that the fund may underperform (relative to its benchmark) when speculative, growth securities dominate performance in the Russell 2000® Index.

Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares
(Returns do not reflect sales charges and would be lower if they did.)

Best Calendar Quarter:	3Q 2009	21.60%
Worst Calendar Quarter:	4Q 2008	–23.99%

Average Annual Total Returns
For Periods Ended December 31, 2012
		1 Year	5 Years	Since Inception 12/27/2006
Class A Shares –	Return Before Taxes	8.76%	5.18%	3.64%
	Return After Taxes on Distributions	7.91%	4.88%	3.26%
	Return After Taxes on Distributions and Sale of Fund Shares	6.81%	4.43%	3.02%
Class B Shares –	Return Before Taxes	10.09%	5.43%	3.97%
Russell 2000® Index (reflects no deduction for sales charges, account fees, expenses or taxes)		16.35%	3.56%	2.67%
Russell 2000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes)		18.05%	3.55%	1.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B shares will vary.

Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC (“Madison”). Madison has delegated the day-to-day responsibility of managing the fund to Wellington Management Company, LLP (“Wellington Management”). Timothy McCormack, CFA (Senior Vice President and Equity Portfolio Manager of Wellington Management) is the fund’s portfolio manager, and Shaun Pedersen (Senior Vice President and Equity Portfolio Manager of Wellington Management) is involved in portfolio management and securities analysis for the fund. Mr. McCormack has served in this capacity since July 2008, and Mr. Pedersen has served in this capacity since 2006.

Purchase and Sale of Fund Shares
The minimum investment amounts are as follows (for Class A and B shares):
Type of Account	To Open an Account[1]	To Add to an Account[1]
Non-retirement accounts:	$1,000 ($1,000 per fund)	$150 ($50 per fund)
Retirement accounts:	$500 ($500 per fund)	$150 ($50 per fund)
Systematic investment programs:[2]
Twice Monthly or Biweekly[3]	$25	$25
Monthly	$50	$50
Bimonthly (every other month)	$100	$100
Quarterly	$150	$150

[1]	The fund reserves the right to accept purchase amounts below the minimum for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like “managed account” programs.
[2]	Regardless of frequency, the minimum investment allowed is $50 per fund per month.
[3]	Only one fund can be opened under the twice monthly or biweekly options and all purchases need to be directed to that fund.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. Currently, the fund has such an arrangement with CUNA Brokerage Services, Inc., the former principal distributor of the fund’s shares, as well as certain other financial intermediaries. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

FUND SUMMARY

MADISON INTERNATIONAL STOCK FUND

Investment Objective
The International Stock Fund seeks long-term growth of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “YOUR Account—Sales Charges and Fees” section on page 53 of this prospectus and in the “More About Purchasing and Selling Shares” section on page 57 of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	4.50%[1]
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B
Management Fees	1.05%	1.05%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%
Other Expenses	0.30%	0.30%
Total Annual Fund Operating Expenses	1.60%	2.35%

[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Redemption		No Redemption

	A	B	A	B
1 Year	$728	$688	$728	$238
3 Years	1,051	1,083	1,051	733
5 Years	1,396	1,455	1,396	1,255
10 Years	2,366	2,503	2,366	2,503

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies
 Under normal market conditions, the fund invests at least 80% of its net assets (including borrowings for investment purposes) in the stock of foreign companies. For this purpose, a foreign company is one whose principal operations are located outside the U.S., or that is organized outside the U.S., whose securities are principally traded outside of the U.S., and/or whose securities are quoted or denominated in a foreign currency. The types of stocks that the fund may invest in include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American Depository Receipts (“ADRs”) (which are receipts typically issued by a U.S. financial institution which evidence ownership of underlying securities of foreign corporate issuers), European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”). EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets. The fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts. The fund usually holds securities of issuers located in at least three countries other than the U.S.

Typically, a majority of the fund’s assets are invested in relatively large capitalization stocks of issuers located or operating in developed countries. Such securities are those issued by companies located in countries included in the Morgan Stanley Capital International, Europe, Australasia, and Far East (“MSCI EAFE”) Index. The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The subadviser typically maintains this segment of the fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. This is sometimes referred to as a “value” approach. It may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
As with any fund investing in stocks, the fund is subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements. You could lose money as a result of your investment. Additional risks associated with owning the fund are set forth below.

Foreign Security Risk. Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. These risks may make the fund more volatile than a comparable domestic stock fund. For example, foreign securities are typically subject to:

•	Fluctuations in currency exchange rates.
•	Higher trading and custody charges compared to securities of U.S. companies.
•	Different accounting and reporting practices than U.S. companies. As a result, it is often more difficult to evaluate financial information from foreign issuers. Also, the laws of some foreign countries limit the information that is made available to investors.
•	Less stringent securities regulations than those of the U.S.
•	Potential political instability.
•	Potential economic instability. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.

The risks of international investing are higher in emerging markets such as those of Latin America, Africa, Asia and Eastern Europe.

Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares
(Returns do not reflect sales charges and would be lower if they did.)

Best Calendar Quarter:	2Q 2009	21.44%
Worst Calendar Quarter:	3Q 2011	–18.28%

Average Annual Total Returns
For Periods Ended December 31, 2012
		1 Year	5 Years	10 Years
Class A Shares –	Return Before Taxes	13.13%	–2.89%	8.79%
	Return After Taxes on Distributions	13.14%	–3.12%	8.00%
	Return After Taxes on Distributions and Sale of Fund Shares	8.98%	–2.38%	7.67%
Class B Shares –	Return Before Taxes	14.63%	–2.83%	8.61%
MSCI EAFE Index (net) (reflects no deduction for sales charges, account fees, expenses or taxes)		17.32%	–3.69%	8.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B shares will vary.

Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC (“Madison”). Madison has delegated the day-to-day responsibility of managing the fund to Lazard Asset Management LLC (“Lazard”). John Reinsberg (Deputy Chairman of Lazard), Michael Bennett, CPA (Managing Director and Portfolio Manager of Lazard), Michael Fry (Managing Director and Portfolio Manager of Lazard), and Michael Powers (Managing Director and Portfolio Manager of Lazard) co-manage the fund. Messrs. Reinsberg and Bennett have co-managed the fund since its inception, and Mr. Fry joined the team in 2002 while Mr. Powers joined the team in 2005.

Purchase and Sale of Fund Shares
The minimum investment amounts are as follows (for Class A and B shares):
Type of Account	To Open an Account[1]	To Add to an Account[1]
Non-retirement accounts:	$1,000 ($1,000 per fund)	$150 ($50 per fund)
Retirement accounts:	$500 ($500 per fund)	$150 ($50 per fund)
Systematic investment programs:[2]
Twice Monthly or Biweekly[3]	$25	$25
Monthly	$50	$50
Bimonthly (every other month)	$100	$100
Quarterly	$150	$150

[1]	The fund reserves the right to accept purchase amounts below the minimum for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like “managed account” programs.
[2]	Regardless of frequency, the minimum investment allowed is $50 per fund per month.
[3]	Only one fund can be opened under the twice monthly or biweekly options and all purchases need to be directed to that fund.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. Currently, the fund has such an arrangement with CUNA Brokerage Services, Inc., the former principal distributor of the fund’s shares, as well as certain other financial intermediaries. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

ADDITIONAL RISKS

Investing in the funds involves risk. In addition to the other risks described in this prospectus, you should understand what we refer to as “unknown market risks.” While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times these investments have produced surprises for even the savviest investors. Those who enjoyed growth and income of their investments were rewarded for the risks they took by investing in the markets. When the rare calamity strikes, the word “security” itself seems a misnomer. Although we seek to appropriately address and manage the risks we have identified in this prospectus, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware and, therefore, have not identified in this prospectus. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investment in the funds. Unforeseen events have the potential to upset the best laid plans of man, and could, under certain circumstances, produce a material loss of the value of some or all of the funds.

YOUR ACCOUNT

The following pages describe the differences between the funds’ share classes offered through this prospectus, and explain how you can invest with Madison Funds® (the “Trust”). Note: most of the information on how to open an account and how to purchase, exchange, or sell shares will not be relevant to you if you invest in the funds through a brokerage account or retirement plan recordkeeper.  If you have such an account, simply contact your financial advisor and they will be able to assist you with all your transaction needs. Regardless of the type of account, the first step to investing with Madison Funds is to carefully read this entire prospectus. The funds may only be sold in states where they are notice filed or registered. Some funds and share classes appearing in this prospectus may not be available for purchase in all jurisdictions.

Choosing a Share Class
The Trust offers three classes of shares through this prospectus: Class A, Class B, and Class C. Not all share classes are offered by all funds. Other share classes are available to qualified investors in a separate prospectus. Each share class offered within a fund represents investments in the same portfolio of securities, but each class has its own expense structure, which allows you to choose the one that best meets your needs. For a description of the expenses imposed on each class, please see the “FUND SUMMARIES—Fees and Expenses” section for the fund in which you are interested. Class A, Class B, and Class C shares are described in more detail below.

When deciding which share class is best for you, carefully consider:

•	how long you plan to own the fund shares;
•	how much you intend to invest;
•	the total expenses you’ll pay for each class; and
•	whether you qualify for any reduction or waiver of sales charges.

Class A Shares. Class A shares, which are offered by all of the funds, typically charge a front-end sales charge or “load” that is deducted from your initial investment. Often, Class A shares offer you discounts (the discount increases as the size of your investment increases), called “breakpoints,” on the front-end sales charge if you: make a large purchase, already hold other mutual funds offered by the same fund family, or have family members (or others with whom you may link according to fund rules) who hold funds in the same fund family. Class A shares also typically share a 0.25% Rule 12b-1 service fee that, over time, will increase the cost of investing.

Class B Shares. Class B shares are currently offered by all the funds, except the Equity Income Fund. Class B shares do not impose a front-end sales charge that is deducted from your initial investment, but they do impose Rule 12b-1 distribution fees of 0.75% and service fees of 0.25% that will result in higher annual operating expenses than you would incur if you purchased Class A shares. Over time, these fees will increase the cost of investing and may make the Class B charges more than the Class A. For this reason and others, Madison Funds does not normally accept purchase orders of more than $100,000 for Class B shares from a single investor.

Class B shares also normally impose a CDSC, which you pay if you sell your shares within a certain number of years. The CDSC normally gets smaller each year and eventually is eliminated after several years. Selling Class B shares during the period in which the CDSC applies can significantly diminish the overall return on your investment, especially when coupled with the higher annual expenses charged when you hold Class B shares. Class B shares “convert” into Class A shares after a certain number years. When they convert, they will begin to charge the same annual fund operating expenses as Class A shares.

Class C Shares. Class C shares are currently offered only by the Target Allocation Funds, Diversified Income Fund and Equity Income Fund. Class C shares do not impose a front-end sales charge that is deducted from your initial investment, but they do impose Rule 12b-1 distribution fees of 0.75% and service fees of 0.25% that will result in higher annual operating expenses than you would incur if you purchased Class A shares. Over time, these fees will increase the cost of investing and may make the Class C charges more than those for Class A shares. For this reason and others, Madison Funds does not normally accept purchase orders of more than $999,999 for Class C shares from a single investor.

Class C shares also normally impose a CDSC, which you pay if you sell your shares within one year of purchase. Class C shares do not convert to any other share class.

Each individual’s investment needs are different. You should speak with your financial advisor to review your investment objectives, which will help you decide which share class is right for you.

How to Contact Us
You can reach a Madison Funds shareholder services representative by calling 1-800-877-6089 weekdays, 8:00 a.m. to 7:00 p.m., Central Time. Mail all general inquiries, new account applications and transaction requests as follows:

Regular Mail:	Express, Certified or Registered Mail:
Madison Funds	Madison Funds
P. O. Box 8390	c/o Boston Financial Data Services
Boston, MA 02266-8390	30 Dan Road
Canton, MA 02021-2809

Opening an Account
1.	Carefully read this prospectus.
2.	Determine how much you want to invest.
3.	Carefully complete the appropriate parts of the account application, including the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional form if you want to add privileges later. If you have questions, please contact your financial advisor or Madison Funds.

When opening a new account, the funds are required by law to obtain certain personal information from you to verify your identity, including name, address, date of birth, and other information that will allow us to identify you. If you do not provide the information, the funds’ transfer agent, on behalf of the funds, may not be able to open your account. If the transfer agent is unable to verify your identity, the funds reserve the right to close your account or take such other action deemed reasonable or required by law.

Purchasing Shares
The following explains how to purchase shares by check, wire, phone, exchange or Internet. You may purchase shares at any time by complying with the minimum investment requirements described in “FUND SUMMARIES—Purchase and Sale of Fund Shares.” Upon request, your shares will be purchased at the next net asset value (“NAV”) calculated after your order is accepted in good order by the fund. “Good order” means that the request includes the information described in the table below.

OPENING AN ACCOUNT	ADDING TO AN ACCOUNT
BY CHECK
Make out a check for the investment, payable to Madison Funds.	Make out a check for the investment amount, payable to Madison Funds.

Deliver the check and your completed application to your financial advisor or mail to Madison Funds.	Complete the detachable investment slip from your account statement. If no slip is available, send a letter specifying the fund name, share class, your account number, the name in which the account is registered, and the amount of your investment to be sent by check. Mail to Madison Funds.
A charge of $30 will be assessed for each returned check occurrence.
BY WIRE
Deliver your completed application to your financial advisor or mail to Madison Funds.	Call Madison Funds at 1-800-877-6089. Provide the fund name, share class, your account number, the name in which the account is registered, and the amount of your investment to be sent by wire.

Obtain your account number by calling your financial advisor or Madison Funds at 1-800-877-6089.	Instruct your financial institution to wire the amount of your investment to State Street Bank & Trust Company:
ABA#: 0110-0002-8
Instruct your financial institution to wire the amount of your investment to State Street Bank & Trust Company, as indicated.	FBO: Madison Funds DDA#: 9905-510-5 FBO: (Shareholder name/account number)
BY PHONE
Not currently available.	Call Madison Funds at 1-800-877-6089 to verify that these features are in place on your account. You are automatically eligible to purchase shares by phone, upon set-up of ACH electronic funds transfer, unless you indicate otherwise in the account options section of your application.

To place your purchase order, call Madison Funds between 8:00 a.m. and 7:00 p.m., Central Time, or use our automated touchtone services 24-hours a day.
BY EXCHANGE
(Available for most accounts and amounts that meet fund minimums.)
Make sure that you have a current prospectus for the Madison Funds, which can be obtained by calling your financial advisor or Madison Funds at 1-800-877-6089.	Make sure that you have a current prospectus for the Madison Funds, which can be obtained by calling your financial advisor or Madison Funds at 1-800-877-6089.

Call your financial advisor, Madison Funds at 1-800-877-6089, or use the Internet at www.madisonfunds.com to request an exchange. You can only open up a new fund position in an existing account by exchange.	Call your financial advisor, Madison Funds at 1-800-877-6089, or use the Internet at www.madisonfunds.com to request an exchange.

OPENING AN ACCOUNT	ADDING TO AN ACCOUNT
BY INTERNET
(Access 24 hours a day at www.madisonfunds.com.)
You cannot open a new account on the Internet.	Call Madison Funds at 1-800-877-6089 to verify that these features are in place on your account. You are automatically eligible to purchase shares by Internet, upon set-up of ACH electronic funds transfer, unless you indicate otherwise in the account options section of your application. Alternatively, you may check your profile on the Internet. The feature button will be activated if you are eligible to purchase shares.

Purchase orders received in good order by the fund after the close of regular trading on the New York Stock Exchange
(usually 3:00 p.m., Central Time; 4:00 p.m., Eastern Time), will be processed using the next day’s NAV.

Purchasing by Exchange
Within an account, you may exchange shares of one fund for shares of the same class of another fund subject to the minimum investment requirements of the fund purchased, without paying any additional sales charge, except that exchanges of Class A shares of the Cash Reserves Fund initially purchased without a sales charge will be subject to the appropriate sales charge upon exchange into Class A shares of another Madison Fund. In addition, Class A shares of the Cash Reserves Fund may be exchanged for Class B and Class C shares of other Madison Funds for dollar cost averaging purposes.

Exchanges of Class B and Class C shares will continue to “age” from the date of original purchase of the Class B shares or Class C shares, respectively, and will retain the same CDSC rate as they had before the exchange. In addition, Class B shares of the Cash Reserves Fund may only be acquired by exchange from Class B and Class C shares of other Madison Funds and will continue to “age” from the date of original purchase.

With the exception of the Cash Reserves Fund, and except as may be approved by the Chief Compliance Officer of the funds, only five (5) exchanges are allowed per fund in a calendar year. If you establish a systematic exchange or automatic account rebalancing program (see the “YOUR ACCOUNT—Additional Investor Services” section), those exchanges are not included in the exchange limit or redemption fee policies. The funds reserve the right to require that previously exchanged shares (and reinvested dividends) be in a fund for 90 days before an investor is permitted a new exchange. A fund may change its exchange policy at any time upon 60 days’ notice to its shareholders.

It is important to note that additional restrictions may apply if you invest through a financial intermediary. Madison Funds will work with financial intermediaries, such as broker/dealers, investment advisers and record keepers, to apply the funds’ exchange limit guidelines, but in some instances, the fund is limited in its ability to monitor the trade activity or enforce the funds’ exchange limit guidelines in such accounts. In addition, a different exchange limit may apply for accounts held by certain institutional retirement plans to conform to plan exchange limits.

Sales Charges and Fees
The following discussion explains how sales charges on your purchases of a fund are calculated. Before investing in mutual funds, it is important that you understand the sales charges that you will be charged.

Class A Shares. With the exception of the Cash Reserves Fund, Class A shares are offered at a price that includes an initial “front-end” sales charge that is deducted from your investment at the time you purchase shares. Depending upon the amount you invest, the sales charge may be reduced and/or eliminated for larger purchases as indicated below. Class A shares of the Cash Reserves Fund are sold without an initial sales charge. However, if the shares of the fund are exchanged for Class A shares of another Madison Fund, the sales charge applicable to the other fund will apply as indicated on the next page.

Class A Shares Sales Charges
	Conservative Allocation Fund Moderate Allocation Fund Aggressive Allocation Fund Diversified Income Fund Equity Income Fund Large Cap Value Fund Large Cap Growth Fund Mid Cap Fund Small Cap Fund International Stock Fund				Core Bond Fund High Income Fund
	Sales Charge as a % of:		Dealer		Sales Charge as a % of:		Dealer
			Commission as				Commission as
	Offering	Net Amount	a % of		Offering	Net Amount	a % of
Investment Amount:	Price[1]	Invested	Offering Price[2]	Investment Amount:	Price[1]	Invested	Offering Price[2]
Under $25,000	5.75%	6.10%	5.00%	Under $50,000	4.50%	4.71%	4.00%
$25,000 to $49,999	5.00%	5.26%	4.50%
$50,000 to $99,999	4.50%	4.71%	4.00%	$50,000 to $99,999	4.00%	4.17%	3.50%
$100,000 to $249,999	3.50%	3.63%	3.00%	$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%	$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	1.50%	1.52%	1.20%	$500,000 to $999,999	1.50%	1.52%	1.20%
$1 million or more and certain other investments described below	None[3]	None	See Below[4]	$1 million or more and certain other investments described below	None[3]	None	See Below[4]

[1]	The sales charge you pay may be higher or lower than what is disclosed due to standard industry practice to round the public offering price to two decimal places when calculating the number of shares purchased, and to round the number of shares purchased to three decimal places. Please refer to the SAI for additional information.
[2]	The portion of the sales charge the fund’s distributor, MFD Distributor, LLC (“MFD”), or its agent pays to broker/dealers for selling the funds’ shares. The broker/dealer passes along a portion of this compensation to your financial advisor. From time to time, MFD, at its discretion, may pass along to the broker/dealers the entire sales charge paid as a percentage of offering price as part of a sales program, although it has not done so as of the date of this prospectus.
[3]	A CDSC may be assessed on certain purchases of Class A shares of over $1,000,000 at a rate of 1.00% in the first year and 0.50% in the second year following the purchase.
[4]	MFD may pay a commission up to 0.80% on certain purchases of Class A shares over $1,000,000 on which no initial sales charge was paid, with a maximum commission of 0.50% on purchases over $3,000,000. MFD may also pay a commission up to 0.75% on certain purchases of Class A shares under $1,000,000 on which no initial sales charge was paid, through programs offered by MFD or to dealers that have special arrangements with MFD.

Generally, as the amount of purchase increases, the percentage used to determine the sales load decreases. In addition to a single mutual fund purchase, you may be entitled to receive a discount or qualify to purchase Class A shares without a sales charge based on rights of accumulation or by using a letter of intent as described below.

Class A Sales Charge Reductions and Waivers. In order to ensure that you receive a reduction or waiver of your Class A sales charge, you need to notify your financial advisor or Madison Funds at the time you purchase shares that you qualify for such a reduction or waiver. If notice is not provided, you may not receive the sales charge discount or waiver to which you are otherwise entitled. Madison Funds may require evidence, and reserves the right to request additional documentation, to verify you are eligible for a reduction or waiver of sales charges.

For both the Class A share sales charge reduction and waiver privileges, the term “immediate family” is defined as you, your spouse or domestic partner as recognized by applicable state law and your children under the age of 21.

Class A Sales Charge Reductions. There are several ways investors and certain qualified pension plans may combine multiple purchases to reduce Class A sales charges as indicated below. For the purpose of calculating the sales charge, shares of the Cash Reserves Fund purchased through an exchange, reinvestment or cross-reinvestment from another fund having a sales charge qualify; however, direct purchases of Class A shares of the Cash Reserves Fund are excluded.

Rights of Combination. Purchases may be combined to reduce Class A sales charges if made by:
•	you and your immediate family for your own account(s), including individual retirement, custodial and personal trust accounts;
•	a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account; and
•	groups which qualify for the Group Investment Program as described in the SAI.

Rights of Accumulation. You may add the current market value of your existing holdings in any fund and class of shares of Madison Funds (including combinations), to the amount of your next purchase of Class A shares to qualify for reduced sales charges. The current value of existing investments in a MEMBERS® variable annuity contract may also be taken into account to determine your Class A sales charges.

Letter of Intent. You may purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once by signing a Letter of Intent (“LOI”). Such an investment (including accumulations and combinations) must aggregate at least $25,000 if investing in equity funds or at least $50,000 if investing in bond funds during the 13-month period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Madison Funds. For the purposes of calculating if the total investment amount specified in the LOI has been met, the historical cost of the original shares purchased will be used, and reinvested dividends and capital gains and appreciation of your holdings are not included. A small portion of the initial purchase (approximately 5% of the aggregate) will be held in escrow to cover the difference in Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the sales charge reduction you received. The escrowed shares will be released upon completion of the LOI or at the end of the 13-month period, whichever comes first.

Class A Sales Charge Waivers. Class A shares may be purchased without front-end sales charges by the following individuals and institutions:
•	Credit union employees and their “immediate family,” when purchasing shares for their own personal accounts.
•	Registered representatives of broker/dealers and registered investment advisers authorized to sell the funds when purchasing shares for their own account or for the benefit of their immediate family.
•	Individuals and their immediate family who within the past twelve months were trustees, directors, officers, or employees of CMFG Life Insurance Company (f/k/a CUNA Mutual Insurance Society) or its subsidiaries and affiliates (collectively referred to herein as “CMFG Life”), or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons, provided the purchase is made directly by mail, internet or telephone without the consultation of a registered representative. If the purchase is made through a registered representative, sales charges as described in this prospectus may apply.
•	Individuals and their immediate family who, within the past twelve months, were members of the Board of Trustees, directors, officers or employees of the adviser, any subadviser, or service providers of Madison Funds or the Ultra Series Fund; or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
•	Individuals and their immediate family who, within the past twelve months, were trustees, directors, officers or employees of Madison Investment Holdings, Inc. and/or its subsidiaries or affiliated companies; or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
•	Credit union system-affiliated institutional investors and other non-profit organizations as described in section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the “Code”).
•	Credit union employees and employees of non-profit organizations that qualify as tax-exempt under section 501(c) of the Code, when purchasing shares in a 457(b) eligible deferred compensation plan.
•	Certain qualified defined benefit or qualified defined contribution pension plans, including 401(k) plans, with over $250,000 of assets.

In addition, Class A shares may be purchased without front-end sales charges in the following transactions:
•	In fee-based managed account programs with the fund’s distributor or dealers that have a special arrangement with the fund’s distributor or investment adviser.
•	With proceeds from the liquidation of a CMFG Life-affiliated pension product. (For employees of CMFG Life or any of its affiliated companies, the sales charge waiver applies, provided the purchase is made directly by mail, internet or telephone without the consultation of a registered representative. If the purchase is made through a registered representative, sales charges as described in this prospectus may apply.)
•	In Retirement Health Care Funding Program accounts (FAS 106) and Employee Option Plan accounts administered by CMFG Life.
•	By exchange from one fund to another, except exchanges of Class A shares of the Cash Reserves Fund initially purchased without a sales charge will be subject to the appropriate sales charge upon exchange into Class A shares of another Madison Fund.
•	Reinvestment of dividends or capital gains from any fund.
•	Pursuant to the funds’ reinstatement or reinvestment privilege (see the SAI for more information).
•	From the proceeds of shares of another fund account on which a load was already paid.

Class B Shares. Class B shares are sold without any initial sales charge. Direct purchases of Class B shares of the Cash Reserves Fund are not permitted. Class B shares of the Cash Reserves Fund may only be acquired by exchange from Class B and Class C shares of other Madison Funds. With the exception of the Cash Reserves Fund, the fund’s distributor pays a commission equal to 4% of the amount invested to broker/dealers who sell Class B shares. Class B shares automatically convert to Class A shares, based on relative NAV, at the end of the eighth year after purchase (the seventh year after purchase for Class B shares purchased prior to February 28, 2003).

For Class B shares, a CDSC may be applied on shares you sell within six years of purchase as indicated below.

	Purchase Date On or After February 28, 2003
Years After Purchase	1	2	3	4	5	6	7+
CDSC	4.5%	4.0%	3.5%	3.0%	2.0%	1.0%	None

The CDSC is based on the original purchase cost or the current NAV of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions. Certain withdrawals, including those made through a systematic withdrawal program, may not be subject to a CDSC. For more information, see the “Class B CDSC Waivers” subsection, below.

For purposes of computing the CDSC, all purchases made during a calendar month are counted as having been made on the first  day of that month. To minimize your CDSC, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell those shares that you have owned for the longest period of time. Specifically, we will sell shares that represent share price increases (if any) first, then dividends, then the oldest-aged shares.

For example, assume that you purchased 100 shares of a fund on January 1, Year 1 for $10 per share, another 100 shares on January 1, Year 2 for $15 per share, and another 100 shares on January 1, Year 3 for $20 per share. Also assume that dividends of $1.50 and $2.00 per share were paid on December 31, Year 1 and Year 2, respectively, and reinvested. Your account can be summarized as:

Date	Transaction	Price Per Share	Shares Purchased	Total Shares	Account Value
January 1, Year 1	Purchased shares	$10	100	100	$1,000
December 31, Year 1	Reinvested dividends	$15	10	110	$1,650
January 1, Year 2	Purchased shares	$15	100	210	$3,150
December 31, Year 2	Reinvested dividends	$20	21	231	$4,620
January 1, Year 3	Purchased shares	$20	100	331	$6,620

Assume further that you sell 200 shares in Year 3 and that the share price as of the end of the day you sell your shares is $20. The $6,620 in your account can be broken down into share price increases of $1,500 (100 shares appreciated from $10 to $20 per share; 100 shares appreciated from $15 to $20 per share; and 100 shares have not appreciated), dividends of $620 ($200, $150 on 12/31 in Year 1 plus $50 in share price increases; and $420 on 12/31 in Year 2), and purchase payments of $4,500 ($1,000 in Year 1, $1,500 in Year 2, and $2,000 in Year 3). You would incur the following CDSC charges:

Type of Shares Sold (in order)	Amount	CDSC (%)	CDSC ($)
Share price increases of purchased shares	$1,500	None	None
Dividends (including share price increases)	$ 620	None	None
Aged Shares (oldest sold first):
Purchased January 1, Year 1	$1,000	3.5%[1]	$35.00
Purchased January 1, Year 2	$ 880[2]	4.0%[1]	$35.20

Total	$4,000	1.75%[3]	$70.20

[1]	As a percentage of original purchase payment.
[2]	$620 of the original $1,500 purchase payment would remain available for redemption.
[3]	As a percentage of the amount redeemed.

Class B CDSC Waivers. In order to ensure you receive a waiver of the CDSC on redemptions of your Class B shares, you need to notify your financial advisor or Madison Funds at the time you redeem the shares that you qualify for such a waiver. If notice is not provided, you may not receive the waiver to which you are otherwise entitled. Madison Funds may require evidence, and reserves the right to request additional documentation, to verify you are eligible for a waiver of sales charges.

The CDSC may be waived on redemptions of Class B shares under the following circumstances:

•	If you have established a systematic withdrawal plan, as long as the redemptions do not exceed 12% of the value of an account annually (calculated at the time of the withdrawal).
•	Due to death or disability.
•	For the following types of transactions in individual retirement accounts (IRAs) or other qualified retirement plans described under section 401(a) of the Code, unless otherwise noted: returns of excess contributions; qualified hardship withdrawals; and required minimum distributions (which, for 2009, were not required) or to effect life expectancy distributions scheduled under the equal periodic payment exception (sometimes referred to as the 72t exception).
•	Pursuant to Madison Funds’ right to liquidate small accounts (see “YOUR ACCOUNT—General Policies—Small Accounts”).

Class C Shares. Class C shares are sold without any initial sales charge. The fund’s distributor pays a commission equal to 1% of the amount invested to broker/dealers who sell Class C shares. For Class C shares, a CDSC of 1% may be applied on shares you sell within one year of purchase. Class C shares do not convert to any other share class.

The CDSC is based on the original purchase cost or the current NAV of the shares being sold, whichever is less. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions. Certain withdrawals, including those made through a systematic withdrawal program, may not be subject to a CDSC. For more information, see the “Class C CDSC Waivers” subsection, below.

For purposes of computing the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. To minimize your CDSC, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell those shares that you have owned for the longest period of time. Specifically, we will sell shares that represent share price increases (if any) first, then dividends, then the oldest-aged shares. For an example of how the CDSC is calculated, see the “Class B Shares” subsection, above.

Class C shares of the Target Allocation Funds, Diversified Income Fund and Equity Income Fund are permitted to purchase Class B shares of the Cash Reserves Fund. For more information, see “YOUR ACCOUNT—Purchasing by Exchange” above.

Class C CDSC Waivers. In order to ensure you receive a waiver of the CDSC on redemptions of your Class C shares, you need to notify your financial advisor or Madison Funds at the time you redeem the shares that you qualify for such a waiver. If notice is not provided, you may not receive the waiver to which you are otherwise entitled. Madison Funds may require evidence, and reserves the right to request additional documentation, to verify you are eligible for a waiver of sales charges.

The CDSC may be waived on redemptions of Class C shares under the following circumstances:

•	If you have established a systematic withdrawal plan, as long as the redemptions do not exceed 12% of the value of an account annually (calculated at the time of the withdrawal).
•	Due to death or disability.
•	For the following types of transactions in individual retirement accounts (IRAs) or other qualified retirement plans described under section 401(a) of the Code, unless otherwise noted: returns of excess contributions; qualified hardship withdrawals; and required minimum distributions (which, for 2009, were not required) or to effect life expectancy distributions scheduled under the equal periodic payment exception (sometimes referred to as the 72t exception).
•	Pursuant to Madison Funds’ right to liquidate small accounts (see “YOUR ACCOUNT—General Policies—Small Accounts”).

Please refer to the SAI or the funds’ website at www.madisonfunds.com for additional information on sales charge reductions and waivers. The SAI is available free of charge, upon request, by calling 1-800-877-6089. The funds’ website includes hyperlinks to the information provided herein and to the additional information that is referenced in the SAI.

Distribution and Service Plans (Rule 12b-1)
Madison Funds has adopted, on behalf of certain funds and share classes, distribution and/or service plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). These plans permit the funds to pay for distribution of their shares and servicing of their shareholders out of fund assets; therefore, the cost of these plans is indirectly borne by all shareholders who own shares of the affected funds and share classes. These plans are described below.

Distribution Fees (Class B and C shares only). Distribution plans have been adopted pursuant to Rule 12b-1 under 1940 Act for Class B and C shares of each of the funds. Under the terms of each plan, each fund pays its principal distributor, MFD, a fee equal to 0.75% of the average daily net assets attributable to Class B and C shares of that fund. MFD may use this fee to cover its distribution-related expenses (including commissions paid to broker/dealers for selling Class B and C shares) or distribution-related expenses of dealers. This fee increases the cost of investment in the Class B and C shares of a fund and, over time, may cost more than paying the initial sales charge for Class A shares.

Service Fees (Class A, B and C shares). Service plans have been adopted pursuant to Rule 12b-1 under the 1940 Act for Class A, B and C shares of each of the funds, other than the Cash Reserves Fund. Under the terms of these plans, each fund pays MFD a service fee equal to 0.25% of the average daily net assets attributable to each class of shares of that fund. The service fee is used by MFD to offset costs of servicing shareholder accounts or to compensate other qualified broker/dealers who sell shares of the funds pursuant to agreements with MFD for their costs of servicing shareholder accounts. MFD may retain any portion of the service fee for which there is no broker/dealer of record as partial consideration for its services with respect to shareholder accounts.

Selling Shares
The following explains how to sell your shares by letter, phone, exchange or Internet. You may sell shares at any time. Upon request, your shares will be sold at the next NAV calculated after your order is accepted in good order by the fund. “Good order” means that the request includes the fund and account number, amount of transaction, signatures of the owners as noted below and a Medallion Signature Guarantee (a “medallion guarantee”) if required.

In certain circumstances, to protect you and the funds, you will need to make your request to sell shares in writing, which may require sending additional documents. In addition, you will need to obtain a medallion guarantee if the redemption is:

•	over $75,000;
•	made payable to someone other than the registered shareholder(s); or
•	mailed to an address other than the address of record, or an address that has been changed within the last 30 days.
You can generally obtain a medallion guarantee from a financial institution, a broker or securities dealer, or a securities exchange or clearing agency. A notary public CANNOT provide a medallion guarantee. Madison Funds reserves the right to require a medallion guarantee on any redemption.

SELLING SHARES
BY LETTER
(Available for accounts of any type and sales of any amount.)
Write a letter of instruction indicating your account number, fund name, the name in which the account is registered and the dollar value or number of shares you wish to sell. Mail your letter, and any other required materials, to Madison Funds. A check will be mailed to the name and address in which the account is registered.
If you are:	A written letter of instruction to sell shares must include.
An owner of an individual, joint, sole proprietorship, UGMA/UTMA (custodial accounts for minors) or general partner account	•	The signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.
	•	Medallion guarantee if applicable.

An owner of a corporate or association account	•	The signature of the person(s) authorized to sign for the account.
	•	Medallion guarantee required.

An owner or trustee of a trust account	•	The signature(s) of the trustee(s).
	•	Medallion guarantee required.

A joint tenancy shareholder whose co-tenant is deceased	•	The signature of the surviving tenant.
	•	Tax waiver (if applicable in your state).
	•	Medallion guarantee required.

An executor of a shareholder’s estate	•	The signature of the executor.
	•	Tax waiver (if applicable in your state).
	•	Medallion guarantee required.

For other account types not listed above, please call Madison Funds at 1-800-877-6089 for instructions.
BY PHONE
(Available for most accounts and sales of up to $75,000 per day.)
To place your redemption order, call Madison Funds between 8:00 a.m. and 7:00 p.m., Central Time, or use our automated touchtone services 24-hours a day. Redemption requests may be placed on all business days (excluding market holidays). Checks are generally mailed the next business day after the redemption request is effective.

Redemption proceeds can be sent by electronic funds transfer (“EFT”) provided that you have pre-authorized banking information on file with Madison Funds. Redemption proceeds from EFT transactions are generally available by the second business day. Madison Funds does not charge for EFT; however, your financial institution may charge a fee for this service.

Amounts of $1,000 or more can be wired on the next business day, provided that you have pre-authorized the wiring of funds and the needed information is on file with Madison Funds. A $15 fee will be deducted from your account to send the wire; your financial institution may charge an additional fee to accept the wired funds.
BY EXCHANGE
(Available for most accounts and amounts that meet fund minimums.)
Make sure that you have a current prospectus for the Madison Funds, which can be obtained by calling your financial advisor or Madison Funds at 1-800-877-6089. Call your financial advisor, Madison Funds, or use the Internet at www.madisonfunds.com to execute the exchange.
BY INTERNET
You cannot redeem your shares on the Internet.

Redemption requests received in good order by the fund after the close of regular trading on the New York Stock Exchange (usually 3:00 p.m., Central Time; 4:00 p.m., Eastern Time), will be processed using the next day’s NAV.

General Policies

Limitation on Purchases. If you purchase shares by check and your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. A charge of $30 will be assessed for each returned check occurrence. We do not accept third-party checks, starter checks, credit cards, credit card checks, or cash to purchase shares. All purchase payments must be denominated in U.S. dollars and drawn on or from U.S. financial institutions. Additionally, we will not normally accept purchase orders of more than $100,000 for Class B shares from a single investor, nor will we normally accept purchase orders of more than $999,999 for Class C shares from a single investor.

Pricing of Fund Shares.  The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 3:00 p.m., Central Time) by dividing the net assets of each fund and class by the number of shares outstanding of that fund and class. Transaction requests received after the close of regular trading on the New York Stock Exchange (usually 3:00 p.m., Central Time), will be processed using the next day’s NAV. The NAV per share for each fund and class is not determined on days the New York Stock Exchange is closed for trading. The New York Stock Exchange is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For all funds other than the Cash Reserves Fund, a fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Because the assets of each Target Allocation Fund consist primarily of shares of the underlying funds, the NAV of each Target Allocation Fund is determined based on the NAVs of the underlying funds.

Because each Target Allocation Fund will only invest in underlying funds, government securities and short-term paper, it is not anticipated that Madison will need to “fair” value any of the investments of the Target Allocation Funds. However, an underlying fund may need to “fair” value one or more of its investments, which may, in turn, require a Target Allocation Fund to do the same because of delays in obtaining the underlying fund’s NAV. The following fair valuation policy is followed by Madison with respect to the funds that it advises. It is anticipated that unaffiliated underlying funds will have a fair valuation policy that is similar and such policy will be described in the prospectus of the underlying fund, including an explanation of the circumstances under which fair value pricing will be used and the effects of using fair value pricing.

If quotations are not readily available for a security or other portfolio investment, or if it is believed that a quotation or other market price for a security or other portfolio investment does not represent its fair value, Madison may value the security or investment using procedures approved by the Board of Trustees of the Trust that are designed to establish its “fair” value. The fair valuation procedures may be used to value any investment of any fund in the appropriate circumstances. Securities and other investments valued at their “fair” value entail significantly greater valuation risk than do securities and other investments valued at an established market value.

Madison relies on its fair value procedures most often in connection with foreign securities whose principal trading market(s) is outside the U.S. and/or are denominated in a foreign currency. From time to time, events occur that affect the issuers of such foreign securities or the securities themselves, or information about the issuer or securities becomes available, after the close of trading in the securities but before the close of regular trading on the New York Stock Exchange (usually 3:00 p.m., Central Time). In these situations, the fair value of the foreign security may be something other than the last available quotation or other market price. With regard to such foreign securities, the fair valuation procedures include consultation with an independent “fair value” pricing service. Nonetheless, Madison separately evaluates each such foreign security and may, in conformity with the fair valuation procedures, establish a different fair value than that reached by the independent pricing service or other financial institutions or investment managers.

Determining the fair value of securities involves consideration of objective factors as well as the application of subjective judgments about their issuers and the markets in which they are traded. A number of methodologies are available for determining the value of securities for which there is no clear market value or for which after-market events make prior market values unreliable. The value established by Madison under the fair valuation procedures for any security or other investment (or underlying fund) may vary from the last quoted sale price or market close price, or from the value given to the same security or investment by: (1) an independent pricing service; (2) other financial institutions or investment managers; or (3) Madison, had it used a different methodology to value the security. Madison Funds and Madison cannot assure that a security or other portfolio investment can be sold at the fair value assigned to it at any time.

The securities held by the Cash Reserves Fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than evaluating actual changes in the market value of the instrument. The Cash Reserves Fund’s NAV is normally expected to be $1 per share.

To the extent the funds hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the funds do not price their shares, the NAV of such funds’ shares may change on days when shareholders will not be able to purchase or redeem the funds’ shares.

Buy and Sell Prices. When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable CDSC and redemption fee. Purchase orders and redemption and exchange requests will be executed at the price next determined after the order or request is received in good order by Madison Funds, as described in “YOUR ACCOUNT—Purchasing Shares” and “YOUR ACCOUNT—Selling Shares.”

Disclosure of Portfolio Information. Portfolio holdings information is available on the funds’ website at www.madisonfunds.com. In addition, a complete description of the funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI. Please see the back cover of this prospectus for information about the SAI.

Execution of Requests.  Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received in good order by Madison Funds. In unusual circumstances, a fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities law.

Sales in Advance of Purchase Payments. When you place a request to sell shares for which the purchase payment has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to seven business days after the purchase.

Frequent Purchases and Redemptions of Fund Shares. Madison Funds discourages investors from using the funds to frequently trade or otherwise attempt to “time” the market. As a result, the funds reserve the right to reject a purchase or exchange request for any reason.

Market Timing. It is the policy of the Madison Funds to block shareholders or potential shareholders from engaging in harmful trading behavior, as described below, in any Madison Fund other than the Cash Reserves Fund. To accomplish this, the funds reserve the right to reject a purchase or exchange request for any reason, without notice. This policy does not affect a shareholder’s right to redeem an account. In addition, the funds have written agreements in place with intermediaries who hold fund shares on behalf of others (e.g., brokers, banks and plan administrators) which give the funds the authority to identify third parties who invest in the funds through such intermediaries so that the funds can prevent them from engaging in harmful frequent trading and market-timing activity as described below.

Identifiable Harmful Frequent Trading and Market-Timing Activity. Madison Funds defines harmful trading activity as that activity having a negative effect on portfolio management or fund expenses. For example, a fund subject to frequent trading or “market-timing” must maintain a large cash balance in order to permit the frequent purchases and redemptions caused by market-timing activity. Cash balances must be over and above the “normal” cash requirements the fund keeps to handle redemption requests from long-term shareholders, to buy and sell portfolio securities, etc. By forcing a fund’s portfolio manager to keep greater cash balances to accommodate market timing, the fund may be unable to invest its assets in accordance with the fund’s investment objectives. Alternatively, harmful trading activity may require frequent purchase and sale of portfolio securities to satisfy cash requirements. To the extent market-timing activity of this sort requires the affected fund to continually purchase and sell securities, the fund’s transaction costs will increase in the form of brokerage commissions and custody fees. Finally, frequent trading activity results in a greater burden on the affected fund’s transfer agent, increasing transfer agent expenses and, if not actually raising fund expenses, at least preventing them from being lowered.

For all of the above reasons, the funds monitor cash flows and transfer agent activity in order to identify harmful activity. Furthermore, when approached by firms or individuals who request access for market timing activities, the funds decline such requests; when trades are attempted without such courtesy, the funds make every effort to block them and prohibit any future investments from the source of such trades. The funds do not define market-timing by the frequency or amount of trades during any particular time period. Rather, the funds seek to prevent market-timing of any type that harms the funds in the manner described above.

The funds do not currently impose additional fees on market timing activity although the right to do so is reserved upon notice in the future. The funds do not specifically define the frequency of trading that will be considered “market timing” because the goal is to prevent any harm to long-term investors that is caused by any out-of-the-ordinary trading or account activity. As a result, when the funds identify any shareholder activity that causes or is expected to cause the negative results described above, the funds will block the shareholder from making future investments. As a practical matter, Madison Funds’ generally applicable restriction on exchanges per fund to five per year, as described in the “Purchasing By Exchange” section above, limits the occurrence of frequent trading and market-timing activity.

The funds use their discretion to determine whether transaction activity is harmful based on the criteria described above. Except as described below, the funds do not distinguish between shareholders that invest directly with a fund or shareholders that invest with Madison Funds through a broker (either directly or through an intermediary account), an investment adviser or other third party as long as the account is engaging in harmful activity as described above.

Other Risks Associated with Market Timing. Moving money in and out of funds on short notice is a strategy employed by certain investors who hope to reap profits from short-term market fluctuation. This is not illegal, but is discouraged by many funds since it can complicate fund management and, if successfully employed, have a negative impact on performance. In particular, a successful “market-timer” could, over time, dilute the value of fund shares held by long-term investors by essentially “siphoning off” cash by frequently buying fund shares at an NAV lower than the NAV at which the same shares are redeemed. The funds will block ALL identifiable harmful frequent trading and market-timing activity described above regardless of whether the market-timer is successful or unsuccessful. In any event, investors in any of the Madison Funds (other than the Cash Reserves Fund) should be aware that dilution caused by successful market timing by some shareholders is a risk borne by the remaining shareholders.

Exceptions or Other Arrangements. It is possible that a fund will not detect certain frequent trading or market timing activity in small amounts that, because of the relatively small size of such activity, is subsumed by the normal day-to-day cash flow of the fund (see the section above entitled “Other Risks Associated with Market Timing”). However, the funds believe their procedures are adequate to identify any market timing activity having the harmful effects identified in the section entitled “Identifiable Harmful Frequent Trading and Market-Timing Activity” regardless of the nature of the shareholder or method of investment in Madison Funds.

Delegation to Certain Intermediaries. Madison Funds may rely on the short-term trading policies enforced by financial intermediaries if, in the discretion of the Madison Funds’ Chief Compliance Officer, such policies are designed to prevent the harm that these policies are designed to address. Intermediary policies relied upon in this manner must be adequately identified in written agreements enforceable by Madison Funds or its distributor on behalf of the funds.

Because the funds discourage market timing in general, Madison Funds does not currently, nor does it intend to, have any arrangements or agreements, formal or informal, to permit any shareholders or potential shareholders to directly or indirectly engage in any type of market-timing activities, harmful or otherwise.

Although the funds believe reasonable efforts are made to block shareholders that engage in or attempt to engage in harmful trading activities, the funds cannot guarantee that such efforts will successfully identify and block every shareholder that does or attempts to do this.

Telephone Transactions.  For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Madison Funds will take measures to verify the caller’s identity, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. Madison Funds is not responsible for any losses that may occur due to unauthorized telephone calls. Also for your protection, redemption transactions are not permitted via telephone on accounts for which names or addresses have been changed within the past 30 days unless the account has been pre-authorized for EFT or wire redemption privileges to a financial institution account.

Internet Transactions.  For your protection, you will need your Social Security and account number to establish access to your account on the Internet. You will be asked to assign a unique password and you will need to use that password on all future visits to verify your identity. Buy and sell prices and valuation of shares procedures are consistent with the policies noted above. Madison Funds is not responsible for any losses that may occur due to unauthorized access.

Householding.  To reduce shareholder service expenses, Madison Funds intends to send only one copy of its reports per household regardless of the number of investors at the household or the number of accounts held. However, any investor may obtain additional reports upon request to Madison Funds.

Account Statements.  In general, you will receive account statements every quarter, as well as after every transaction (except for any dividend reinvestment or systematic transactions) that affects your account balance and after any changes of name or address of the registered owner(s). Every year you should also receive, if applicable, a Form 1099 tax information statement, which will be mailed to you by January 31.

Research and Other fees. Shareholders who need investment records for years prior to the past calendar year may be charged a research fee of $5 per request (with a maximum fee of $25 per request). The funds reserve the right to impose additional charges, upon 30 days written notice, to cover the costs of unusual transactions. Services for which charges could be imposed include, but are not limited to, processing items sent for special collection, international wire transfers, research and processes for retrieval of documents or copies of documents.

Small Accounts.  Due to the high fixed cost of maintaining mutual fund accounts, Madison Funds reserves the right to close any non-retirement accounts (excluding accounts set up with a systematic investment program) that have balances below $1,000. We will mail you a notice asking you to bring the account value up to $1,000 or initiate a systematic investment program. If you do not bring the account value up to $1,000 or initiate a systematic investment program within 60 days, Madison Funds may sell your shares and mail the proceeds to you at your address of record.

Special Redemptions. Although no fund would normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities held by the fund as prescribed by the Board of Trustees. However, Madison Funds has elected to be governed by Rule 18f-1 under the 1940 Act. Under that rule, each fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the fund’s NAV at the beginning of such period.

Additional Investor Services

Systematic Investment Program.  You may set up regular investments from your financial institution account to the fund of your choice, with the exception of Class B shares of the Cash Reserves Fund which cannot be purchased directly. You determine the frequency and amount of your investments, and you may terminate the program at any time. Investments must be made at least once each quarter and may be as little as $25 per transaction ($50 minimum per fund per month). Systematic investments may be transacted twice monthly, monthly, bimonthly, or quarterly. For more information on purchase minimums, see the “YOUR ACCOUNT– Opening an Account.” To take advantage of the systematic investment program, complete the appropriate parts of your account application or work with your financial advisor.

Payroll Deduction/Direct Deposit Program. If your employer supports a payroll deduction program, you may set up regular investments from your payroll to the fund of your choice, with the exception of Class B shares of the Cash Reserves Fund which cannot be purchased directly. You determine the frequency and amount of your investments, and you may terminate the program at any time. Investments may be as little as $25 per transaction ($50 minimum per fund per month). For more information on purchase minimums, see the “YOUR ACCOUNT– Opening an Account.” To take advantage of the payroll deduction program, complete the Madison Funds’ Payroll Deduction/Direct Deposit Form or work with your financial advisor. A new account application must accompany the form if you are opening a new account.

Systematic Withdrawal Program.  If your account balance is at least $5,000, you may make systematic withdrawals from your account. You must fill out the relevant portion of your account application, and the payment schedule. All payees must be on the same payment schedule. You determine the frequency (no less than monthly), day of the month, and amount of your withdrawal and you may terminate the program at any time. Each systematic withdrawal must be at least $50 per fund. On Class B and Class C share accounts, no CDSC will be charged on systematic withdrawals of no more than 12% of your account’s value annually. To take advantage of the systematic withdrawal program on an existing account, contact your financial advisor or Madison Funds at 1-800-877-6089.

Systematic Exchange Program.  If your account balance is at least $5,000, you may exchange your shares for the same class of shares of another fund under the systematic exchange program. Class A shares of the Cash Reserves Fund may be exchanged for Class B shares of other Madison Funds, and Class C shares of the Target Allocation Funds, for dollar cost averaging purposes. Exchanges of Class A shares of the Cash Reserves Fund initially purchased without a sales charge will be subject to the appropriate sales charge upon exchange into Class A shares of another fund (see “YOUR ACCOUNT—Sales Charges and Fees”). For programs investing in Class B or Class C shares, for the purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase of the Class B shares or Class C shares, respectively, and will not be affected by any permitted exchange. You determine the frequency (no less than monthly), day of the month, and amount of your exchange and you may terminate the program at any time. Each systematic exchange must be at least $50 per fund. To take advantage of the systematic exchange program, simply complete the appropriate parts of your account application or contact your financial advisor.

Automatic Account Rebalancing.  If your Class A share account balance is at least $25,000, you may request automatic account rebalancing on a semi-annual or annual basis. You may select a model fund allocation that Madison Funds has defined, or you may build your own portfolio. To take advantage of the automatic rebalancing program, simply complete Madison Funds’ Automatic Account Rebalancing Form or contact your financial advisor. A new account application must accompany the form if you are opening a new account.

Retirement Plans.  Shares of Madison Funds may be used to fund a variety of retirement plans, including IRAs, SEPs, 401(k) plans, 457 non-qualified deferred compensation plans, and other pension and profit sharing plans (availability may vary in Puerto Rico). Using these plans, you may open an account with either a minimum initial investment or by establishing a systematic investment program. To find out more, call Madison Funds at 1-800-877-6089.

Distributions and Taxes

Schedule of Distributions. The funds generally distribute most or all of their net investment income and capital gains. Capital gain distributions, if any, are typically made in December. Income distributions, if any, are made as follows:

•	Declared daily and paid daily: Cash ReservesFund.
•	Declared monthly and paid monthly: Core Bond, High Income and Diversified Income Funds.
•	Declared quarterly and paid quarterly: Conservative Allocation and Equity Income Funds.
•	Declared annually and paid annually: Moderate Allocation, Aggressive Allocation, Large Cap Value, Large Cap Growth, Mid Cap, Small Cap and International Stock Funds.

Distribution Reinvestments.  Many investors have their distribution payments reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your distribution payments will be reinvested on the payment date. Alternatively, you can choose to have a check for your distribution payments mailed to you. However, if, for any reason, the check is not deliverable, your distribution payments will be reinvested and no interest will be paid on amounts represented by the check.

Taxability of Distributions.  All distributions that you receive from a fund are generally taxable, whether reinvested or received in cash. Distributions from a fund’s net investment company taxable income (which includes dividends, interest, net short-term capital gains, and net gains from foreign currency transactions), if any, generally are taxable as ordinary income, unless such distributions are attributable to “qualified dividend” income eligible for the reduced rate of tax on long-term capital gains or unless you are exempt from taxation or entitled to a tax deferral. Distributions paid by each fund from net capital gains (the excess of net long-term capital gains over short-term capital losses) are taxable as long-term capital gains whether reinvested or received in cash and regardless of the length of time you have owned your shares. Currently, the maximum rate applicable to long-term capital gains, and thus to qualified dividend income, is set at 15% for most investors, but it is set at 20% for certain high-income investors. Each fund will inform its shareholders of the portion of its dividends (if any) that constitute qualified dividend income.

Generally, “qualified dividend” income includes dividends received during the taxable year from certain domestic corporations and qualified foreign corporations. The portion of a distribution that the fund pays that is attributable to qualified dividend income received by the fund will qualify for such treatment in the hands of the noncorporate shareholders of the fund. If a fund has income of which more than 95% was qualified dividends, all of the fund’s dividends will be eligible for the lower rates on qualified dividends. Certain holding period requirements applicable to both the fund and the shareholder also must be satisfied to obtain qualified dividend treatment.

When a fund makes a distribution, the fund’s NAV decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.

Fund distributions from the Moderate Allocation, Diversified Income and Equity Income Funds are expected to be distributions of both net investment company taxable income and net capital gains. Fund distributions from the Aggressive Allocation, Large Cap Value, Large Cap Growth, Mid Cap, Small Cap and International Stock Funds are expected to be primarily distributions of net capital gains, and fund distributions from the Conservative Allocation, Cash Reserves, Core Bond and High Income Funds are expected to be primarily distributions of net investment company taxable income.

Taxability of Transactions. Your redemption of fund shares may result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares. An exchange of fund shares for shares in any other fund of Madison Funds generally will have similar tax consequences.

Withholding .If you do not furnish Madison Funds with your correct Social Security Number or Taxpayer Identification Number and/or Madison Funds receives notification from the Internal Revenue Service requiring back-up withholding, Madison Funds is required by federal law to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 28% for U.S. residents.

This section is not intended to be a full discussion of tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser. Please see the SAI for more information about taxes.

INVESTMENT ADVISER

General
The funds’ investment adviser is Madison Asset Management, LLC (“Madison”), a subsidiary of Madison Investment Holdings, Inc. (“MIH”), both located at 550 Science Drive, Madison, Wisconsin 53711. As of December 31, 2012, MIH, which was founded in 1974, and its affiliate organizations, including Madison, managed approximately $15 billion in assets, including open-end mutual funds, closed-end funds, separately managed accounts and wrap accounts. Madison is responsible for the day-to-day administration of the funds’ activities. Investment decisions regarding each of the funds can be influenced in various manners by a number of individuals. Generally, all management decisions are the ultimate responsibility of Madison’s Investment Strategy Committee. This committee is comprised of top officers and managers of Madison.

Investment Advisory Agreement
 As payment for its services as the investment adviser, Madison receives a management fee based upon the average daily net assets of each fund, which is computed and accrued daily and paid monthly, at the following annual rates (the same rate applies to all share classes of each fund):

Fund	Management Fee[1]	Fund	Management Fee[1]
Conservative Allocation	0.20%	Equity Income	0.85%
Moderate Allocation	0.20%	Large Cap Value	0.55%
Aggressive Allocation	0.20%	Large Cap Growth	0.75%
Cash Reserves[2]	0.40%	Mid Cap	0.75%
Core Bond	0.50%	Small Cap	1.00%
High Income	0.55%	International Stock	1.05%
Diversified Income	0.65%

1	Except for the Target Allocation Funds and the Equity Income Fund, each fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.
[2]	Madison and the fund’s distributor, MFD Distributor, LLC (“MFD”), may waive fees and reimburse fund expenses, including management, service and 12b-1 fees, to the extent necessary to prevent a negative fund yield. Madison and/or MFD may modify or discontinue any voluntary waiver/reimbursement at any time. There is no guarantee that the fund will be able to avoid a negative yield. Neither Madison nor MFD have the right to recoup these waived fees.

A discussion regarding the basis for the approval of the funds’ investment advisory contracts by the Board of Trustees is contained in the funds’ annual report to shareholders for the period ended October 31, 2012.

Services Agreement
Under a separate services agreement, Madison provides or arranges for each fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows (the same rate applies to Class A, B and C share classes of each fund):

Fund	Service Fee	Fund	Service Fee
Conservative Allocation	0.25%	Equity Income	0.15%
Moderate Allocation	0.25%	Large Cap Value	0.36%
Aggressive Allocation	0.25%	Large Cap Growth	0.20%
Cash Reserves[1]	0.15%	Mid Cap	0.40%
Core Bond	0.15%	Small Cap	0.25%
High Income	0.20%	International Stock	0.30%
Diversified Income	0.20%

[1]	Madison and the fund’s distributor, MFD, may waive fees and reimburse fund expenses, including management, service and 12b-1 fees, to the extent necessary to prevent a negative yield for the fund’s shares. Madison and/or MFD may modify or discontinue any voluntary waiver/reimbursement at any time. There is no guarantee that Class A or Class B shares of the fund will be able to avoid a negative yield. Neither Madison nor MFD have the right to recoup these waived fees.

The fees Madison receives under the services agreement are in addition to and independent of fees received pursuant to the investment advisory agreement. In addition, the funds remain responsible for (i) transaction-related expenses including, but not limited to, brokerage commissions paid in connection with fund transactions, interest or fees in connection with fund indebtedness or taxes paid in connection with portfolio securities held, (ii) Rule 12b-1 distribution and service fees, (iii) acquired fund fees, if any, and (iv) any extraordinary or non-recurring expenses (such as fees and expenses relating to any temporary line of credit the funds maintain for emergency or extraordinary purposes).

Subadvisers
Madison currently manages the assets of all of the funds using a “manager of managers” approach under which Madison may manage some or all of the funds’ assets and may allocate some or all of the funds’ assets among one or more specialist subadvisers. Madison selects subadvisers based on a continuing quantitative and qualitative evaluation of their abilities in managing assets pursuant to a particular investment style. While superior performance is the ultimate goal, short-term performance by itself will not be a significant factor in selecting or terminating subadvisers, and Madison does not expect frequent changes in subadvisers. Madison compensates subadvisers out of its own assets.

Madison monitors the performance of each subadviser to the extent it deems appropriate to achieve a fund’s investment objective, reallocates fund assets among its own portfolio management team and individual subadvisers or recommends to the Board of Trustees that a fund employ or terminate particular subadvisers. Madison Funds and Madison received an exemptive order from the SEC that permits the Board to appoint or change subadvisers without shareholder approval. If there is a change in subadvisers, you will receive an “information statement” within 90 days after the date of the change. The statement will provide you with relevant information about the reason for the change and information about any new subadvisers.

With regard to the funds discussed in this prospectus, Madison currently uses a subadviser for the High Income, Small Cap and International Stock Funds. A discussion regarding the basis for approval of the sub-advisory contracts for these funds can be found in the funds’ annual report to shareholders for the period ended October 31, 2012.

PORTFOLIO MANAGEMENT

Madison Asset Management, LLC
 Madison manages the assets of the funds set forth below without the assistance of a subadviser. On a day-to-day basis, the funds are generally managed by members of the applicable equity, asset allocation or fixed income management teams at the firm. The following individuals are primarily responsible for the day-to-day management of these funds:

Target Allocation Funds. The Target Allocation Funds are co-managed by David Hottmann, CPA and CFA, and Patrick Ryan, CFA. Mr. Hottmann, Vice President & Portfolio Manager of Madison, has co-managed the funds since September 2009, which is when he joined Madison as a senior member of the firm’s asset allocation management team. Prior to joining the firm, Mr. Hottmann had been the Chief Investment Officer at ACS Johnson Investment Advisors, his employer since 1999. Mr. Ryan, Assistant Vice President & Portfolio Manager of Madison, has co-managed the funds since January 2008. Prior to joining Madison in July 2009, Mr. Ryan was a Senior Analyst at MEMBERS Capital Advisors, Inc. (“MCA”), the former investment adviser to the funds. While at MCA, Mr. Ryan had been responsible for conducting manager research and due diligence for MCA’s managed accounts products since 2004.

Core Bond Fund. The Core Bond Fund is co-managed by Dean “Jack” Call, DBA and CFA, and Paul Lefurgey, CFA. Mr. Call, Vice President & Portfolio Manager of Madison, has managed the fund since 2004. Prior to joining Madison in July 2009, Mr. Call had been a Managing Director and Portfolio Manager—Fixed Income of MCA since 2004. Mr. Call has been active in fixed income investing since 1982. Mr. Lefurgey, Managing Director & Portfolio Manager of Madison, has co-managed the fund with Mr. Call since July 2009. Mr. Lefurgey is the Head of Fixed Income Investments of MIH and a senior member of the firm’s fixed income team. Prior to joining MIH in 2005, Mr. Lefurgey had been the head of fixed income management at MCA since 2003.

Diversified Income Fund. The Diversified Income Fund is co-managed by John Brown, CFA, and Dean “Jack” Call, DBA and CFA. Mr. Brown, Vice President & Portfolio Manager of Madison, has co-managed the fund since 1998. Prior to joining Madison in September 2009, Mr. Brown had been a Managing Director and Portfolio Manager —Equities of MCA since 1998. Mr. Call, whose biographical data is provided above, has co-managed the fund since 2004. Prior to February 2007, the fund was known as the Balanced Fund and was managed by Messrs. Brown and Call utilizing a different investment strategy than that used currently.

Equity Income Fund. The Equity Income Fund is co-managed by Frank Burgess and Ray DiBernardo, CFA. Mr. Burgess, Portfolio Manager of Madison, has co-managed the fund since November 2009. Mr. Burgess founded Madison Investment Holdings, Inc., the parent company of Madison, in 1973, and has been with the company ever since. Mr. DiBernardo, Vice President & Portfolio Manager of Madison, has co-managed the fund with Mr. Burgess since November 2009. Prior to joining Madison in 2003, Mr. DiBernardo was employed at Concord Trust in Chicago, IL as well as a Toronto-based international equity firm.

Large Cap Value Fund. The Large Cap Value Fund is co-managed by John Brown, CFA, and Jay Sekelsky, CPA and CFA. Mr. Brown, whose biographical data is provided above, has co-managed the fund since July 2009. Mr. Sekelsky has co-managed the fund since July 2010. Mr. Sekelsky, who joined MIH in 1990, is an Executive Director, the Chief Investment Officer and Head of Equity Investments of MIH.

Large Cap Growth Fund. The Large Cap Growth Fund is managed by Bruce Ebel, CFA, CIC and CFP®. Mr. Ebel, Vice President & Portfolio Manager of Madison, has managed the fund since 2005. Prior to joining Madison in July 2009, Mr. Ebel had been a Managing Director and Portfolio Manager—Equities of MCA since 2005. Mr. Ebel’s investment management experience spans more than 25 years and includes serving as Managing Director at LIFEPOINT Financial Consultants, Inc. (2003-2005) and Senior Vice President and equity portfolio manager at State Street Research (1999-2003).

Mid Cap Fund. The Mid Cap Fund is co-managed by Richard Eisinger and Matt Hayner, CFA. Mr. Eisinger, Managing Director

& Portfolio Manager of Madison, has co-managed the fund since March 2010. Mr. Eisinger, who is a senior member of MIH’s equity management team, has had primary responsibility for management of the firm’s mid-cap equity portfolios since he joined MIH in 1998. Mr. Hayner, Vice President & Portfolio Manager of Madison, has co-managed the fund since March 2010. Mr. Hayner, who joined MIH in 2002, is also a Vice President of MIH.

Shenkman Capital Management, Inc.
Madison has delegated the day-to-day management of the following fund to Shenkman Capital Management, Inc. (“SCM”) 461 Fifth Avenue, 22nd Floor, New York, New York 10017. SCM is independently owned by 19 employees and one director and focuses exclusively on managing high yield assets. SCM manages assets for institutional, endowment, ERISA, foundation, public pension and high net worth individual accounts. As of December 31, 2012, SCM managed approximately $23.7 billion in assets, which included investment advisory services for nine other registered investment companies having aggregate assets of approximately $4.308 billion.

High Income Fund. The High Income Fund is managed under an investment team structure by Mark Shenkman, Eric Dobbin, Justin Slatky, Mark Flanagan and Steven Schweitzer. Mr. Shenkman, as Chief Investment Officer of SCM, has the ultimate authority and accountability with respect to decisions made by the high yield bond team. Mr. Dobbin is the lead portfolio manager for the fund and is responsible for reviewing the overall composition of the portfolio and implementing trades based on the credit decisions made by the high yield bond team. Messrs. Slatky, Flanagan and Schweitzer are the remaining members of the high yield bond team. Together with Messrs. Shenkman and Dobbin, they generate investment ideas and provide ongoing evaluation of current fund investments. Mr. Shenkman has been the President and Chief Investment Officer of SCM since he founded the company in 1985. Mr. Dobbin, Senior Vice President and Portfolio Manager of SCM, joined the firm in 2006 as a portfolio manager. Mr. Slatky, Senior Vice President and Senior Portfolio Manager of SCM, joined the firm in 2011. Mr. Flanagan, Executive Vice President and Portfolio Manager of SCM, joined the firm in 1992. Mr. Schweitzer, Senior Vice President and Portfolio Manager of SCM, joined the firm in 1996. Prior to February 2005, the fund was managed by a different subadviser.

Wellington Management Company, LLP
Madison has delegated the day-to-day management of the following fund to Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2012, Wellington Management had investment management authority with respect to approximately $758 billion in assets.

Small Cap Fund. The Small Cap Fund is managed by Timothy McCormack, CFA. Mr. McCormack, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as the portfolio manager of the fund since July 2008, and has been involved in portfolio management and securities analysis for the fund since 2006. Mr. McCormack joined Wellington Management as an investment professional in 2000. Shaun Pedersen, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006. Mr. Pedersen joined Wellington Management as an investment professional in 2004.

Lazard Asset Management LLC
Madison has delegated the day-to-day management of the following fund to Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, 59th Floor, New York, New York 10112. Lazard began managing separate account international equity portfolios in 1985. Lazard employs over approximately 230 global investment professionals, with smaller teams responsible for portfolio construction. Lazard is a New York-based subsidiary of Lazard Frères & Co. LLC (“LF & Co.”), a New York limited liability company. Lazard provides its institutional and private clients with a wide variety of investment banking, brokerage management and related services. LF & Co. established Lazard as its investment management division and registered it with the SEC as an investment adviser on May 1, 1970. Investment management services are also provided by Lazard Asset Management Limited, based in London, Lazard Asset Management (Deutschland) GmbH, based in Frankfurt, Lazard Asset Management Italy, based in Milan, Lazard Japan Asset Management KK, based in Tokyo, and Lazard Asset Management Pacific Co., based in Sydney, all of which are controlled by Lazard. Investment research is undertaken on a global basis utilizing the global investment team members worldwide. Net assets under management of Lazard were $151.7 billion as of December 31, 2012. Portfolio managers at Lazard manage multiple accounts for a diverse client base, including private clients, institutions and investment funds. Lazard manages all portfolios on a team basis. The team is involved at all levels of the investment process. This team approach allows for every portfolio manager to benefit from his or her peers, and for clients to receive the firm’s best thinking, not that of a single portfolio manager. Lazard manages all like-investment mandates against a model portfolio. Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

International Stock Fund. The International Stock Fund is co-managed by John Reinsberg, Michael Bennett, CPA, Michael Fry, and Michael Powers. Mr. Reinsberg, Deputy Chairman of Lazard, is responsible for international and global products. He also oversees the day-to-day operations of Lazard’s international equity investment team. He began working in the investment field in 1981. Prior to joining Lazard in 1992, Mr. Reinsberg served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. His other past affiliations include Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. Michael Bennett is a Managing Director of Lazard and a portfolio manager for the International Equity, International Equity Select, European Equity Select, and Global Equity teams. He began working in the investment field in 1987.

Prior to joining Lazard in 1992, Mr. Bennett served as an international equity analyst with General Electric Investment Corporation. Previously he was with Keith Lippert Associates and Arthur Andersen & Company. Michael Fry is a Managing Director and portfolio manager within Lazard Asset Management Limited in London. Prior to joining the firm in 2005, Mr. Fry held several positions at UBS Global Asset Management, including lead portfolio manager and Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1987. Michael Powers is a Managing Director of Lazard and a Portfolio Manager on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1990 when he joined Lazard. Messrs. Reinsberg and Bennett have co-managed the fund since its inception, and Mr. Fry joined the team in 2002 while Mr. Powers joined the team in 2005.

Information regarding the portfolio managers’ compensation, their ownership of securities in the funds and the other accounts they manage can be found in the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights tables that follows are intended to help you understand the funds’ financial performance for the past five years (or since inception of the fund if less than five years). Certain information reflects financial results for a single fund share outstanding for the period presented. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. The financial highlights for each of the periods presented below have been audited by Deloitte & Touche LLP, whose report, along with the funds’ financial statements, is incorporated by reference in the SAI and included in the annual report, each of which is available upon request.

Financial Highlights for a Share of Beneficial Interest Outstanding throughout each Period

CONSERVATIVE ALLOCATION FUND

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS A
Net Asset Value at beginning of period	$9.94	$10.02	$9.34	$8.53	$11.13
Income from Investment Operations:
Net investment income[1]	0.24	0.25	0.27	0.24	0.28
Net realized and unrealized gain (loss) on investments	0.50	0.04	0.70	0.98	(2.58)

Total from investment operations	0.74	0.29	0.97	1.22	(2.30)
Less Distributions:
Distributions from net investment income	(0.25)	(0.37)	(0.29)	(0.41)	(0.27)
Distributions from capital gains	–	–	–	–	(0.03)

Total distributions	(0.25)	(0.37)	(0.29)	(0.41)	(0.30)
Net increase (decrease) in net asset value	0.49	(0.08)	0.68	0.81	(2.60)
Net Asset Value at end of period	$10.43	$9.94	$10.02	$9.34	$8.53
Total Return (%)[2]	7.60	3.00	10.58	14.91	(21.19)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$41,905	$35,293	$33,274	$27,225	$19,753
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.70	0.70	0.70	0.92	1.14
After reimbursement of expenses by Adviser (%)	0.70	0.70	0.70	0.70	0.70
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.34	2.40	2.79	2.80	2.75
Portfolio Turnover (%)[3]	40	26	50	38	90

CLASS B
Net Asset Value at beginning of period	$9.94	$10.03	$9.34	$8.48	$11.07
Income from Investment Operations:
Net investment income[1]	0.16	0.17	0.20	0.18	0.18
Net realized and unrealized gain (loss) on investments	0.50	0.05	0.71	0.98	(2.55)

Total from investment operations	0.66	0.22	0.91	1.16	(2.37)
Less Distributions:
Distributions from net investment income	(0.18)	(0.31)	(0.22)	(0.30)	(0.19)
Distributions from capital gains	–	–	–	–	(0.03)

Total distributions	(0.18)	(0.31)	(0.22)	(0.30)	(0.22)
Net increase (decrease) in net asset value	0.48	(0.09)	0.69	0.86	(2.59)
Net Asset Value at end of period	$10.42	$9.94	$10.03	$9.34	$8.48
Total Return (%)[2]	6.75	$2.19	9.87	14.09	(21.82)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$9,521	8,203	$8,363	$6,287	$5,506
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.45	1.45	1.45	1.68	1.89
After reimbursement of expenses by Adviser (%)	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.61	1.67	2.04	2.16	2.01
Portfolio Turnover (%)[3]	40	26	50	38	90

[1]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

CONSERVATIVE ALLOCATION FUND (continued)

	Year Ended October 31,				Inception

	2012	2011	2010	2009	to 10/31/08[1]

CLASS C
Net Asset Value at beginning of period	$9.95	$10.04	$9.35	$8.48	$10.47
Income from Investment Operations:
Net investment income[2]	0.16	0.19	0.20	0.16	0.03
Net realized and unrealized gain (loss) on investments	0.50	0.03	0.71	1.01	(2.02)

Total from investment operations	0.66	0.22	0.91	1.17	(1.99)
Less Distributions:
Distributions from net investment income	(0.18)	(0.31)	(0.22)	(0.30)	–

Total distributions	(0.18)	(0.31)	(0.22)	(0.30)	–
Net increase (decrease) in net asset value	0.48	(0.09)	0.69	0.87	(1.99)
Net Asset Value at end of period	$10.43	$9.95	$10.04	$9.35	$8.48
Total Return (%)[3]	6.75	2.19	9.86	14.21	(19.01)[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$10,813	$5,846	$5,417	$3,412	$2,198
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.45	1.45	1.45	1.87	2.67 [5]
After reimbursement of expenses by Adviser (%)	1.45	1.45	1.45	1.45	1.45 [5]
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.49	1.76	2.03	2.03	0.60 [5]
Portfolio Turnover (%)[6]	40	26	50	38	90

MODERATE ALLOCATION FUND

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS A
Net Asset Value at beginning of period	$9.76	$9.63	$8.77	$7.84	$11.82
Income from Investment Operations:
Net investment income[2]	0.19	0.16	0.18	0.15	0.16
Net realized and unrealized gain (loss) on investments	0.63	0.22	0.83	0.93	(3.88)

Total from investment operations	0.82	0.38	1.01	1.08	(3.72)
Less Distributions:
Distributions from net investment income	(0.23)	(0.25)	(0.15)	(0.15)	(0.18)
Distributions from capital gains	–	–	–	–	(0.08)

Total distributions	(0.23)	(0.25)	(0.15)	(0.15)	(0.26)
Net increase (decrease) in net asset value	0.59	0.13	0.86	0.93	(3.98)
Net Asset Value at end of period	$10.35	$9.76	$9.63	$8.77	$7.84
Total Return (%)[3]	8.55	3.97	11.68	14.12	(32.18)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$92,954	$84,321	$79,765	$64,631	$50,326
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.70	0.70	0.70	0.78	0.79
After reimbursement of expenses by Adviser (%)	0.70	0.70	0.70	0.70	0.70
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.86	1.64	1.98	1.93	1.41
Portfolio Turnover (%)[6]	50	20	54	30	83

[1]	Commenced investment operations February 29, 2008.
[2]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

Financial Highlights for a Share of Beneficial Interest Outstanding throughout each Period

MODERATE ALLOCATION FUND (continued)

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS B
Net Asset Value at beginning of period	$9.70	$9.58	$8.72	$7.80	$11.75
Income from Investment Operations:
Net investment income[6]	0.11	0.08	0.10	0.10	0.06
Net realized and unrealized gain (loss) on investments	0.63	0.21	0.84	0.92	(3.84)

Total from investment operations	0.74	0.29	0.94	1.02	(3.78)
Less Distributions:
Distributions from net investment income	(0.15)	(0.17)	(0.08)	(0.10)	(0.09)
Distributions from capital gains	–	–	–	–	(0.08)

Total distributions	(0.15)	(0.17)	(0.08)	(0.10)	(0.17)
Net increase (decrease) in net asset value	0.59	0.12	0.86	0.92	(3.95)
Net Asset Value at end of period	$10.29	$9.70	$9.58	$8.72	$7.80
Total Return (%)[2]	7.77	3.19	10.78	13.20	(32.64)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$29,821	$26,928	$25,002	$20,221	$17,728
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.45	1.45	1.45	1.53	1.54
After reimbursement of expenses by Adviser (%)	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.11	0.88	1.24	1.26	0.66
Portfolio Turnover (%)[5]	50	20	54	30	83

	Year Ended October 31,				Inception

	2012	2011	2010	2009	to 10/31/08[1]

CLASS C
Net Asset Value at beginning of period	$9.71	$9.58	$8.72	$7.80	$10.61
Income from Investment Operations:
Net investment income[6]	0.10	0.08	0.10	0.09	0.02
Net realized and unrealized gain (loss) on investments	0.64	0.22	0.84	0.93	(2.83)

Total from investment operations	0.74	0.30	0.94	1.02	(2.81)
Less Distributions:
Distributions from net investment income	(0.15)	(0.17)	(0.08)	(0.10)	–

Total distributions	(0.15)	(0.17)	(0.08)	(0.10)	–
Net increase (decrease) in net asset value	0.59	0.13	0.86	0.92	(2.81)
Net Asset Value at end of period	$10.30	$9.71	$9.58	$8.72	$7.80
Total Return (%)[2]	7.77	3.19	10.89	13.20	(26.48)[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$5,253	$3,939	$3,856	$3,094	$2,149
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.45	1.45	1.45	1.74	2.38 [4]
After reimbursement of expenses by Adviser (%)	1.45	1.45	1.45	1.45	1.45 [4]
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.02	0.90	1.23	0.98	0.39 [4]
Portfolio Turnover (%)[5]	50	20	54	30	83

[1]	Commenced investment operations February 29, 2008.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.

AGGRESSIVE ALLOCATION FUND

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS A
Net Asset Value at beginning of period	$9.32	$9.04	$8.12	$7.16	$12.53
Income from Investment Operations:
Net investment income[4]	0.12	0.07	0.09	0.08	0.04
Net realized and unrealized gain (loss) on investments	0.70	0.32	0.92	0.92	(5.18)

Total from investment operations	0.82	0.39	1.01	1.00	(5.14)
Less Distributions:
Distributions from net investment income	(0.13)	(0.11)	(0.09)	(0.04)	(0.13)
Distributions from capital gains	–	–	–	–	(0.10)

Total distributions	(0.13)	(0.11)	(0.09)	(0.04)	(0.23)
Net increase (decrease) in net asset value	0.69	0.28	0.92	0.96	(5.37)
Net Asset Value at end of period	$10.01	$9.32	$9.04	$8.12	$7.16
Total Return (%)[2]	8.87	4.29	12.50	14.00	(41.73)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$33,282	$30,190	$27,823	$21,855	$14,975
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.70	0.70	0.70	1.11	1.25
After reimbursement of expenses by Adviser (%)	0.70	0.70	0.70	0.70	0.70
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.22	0.74	1.03	1.06	0.09
Portfolio Turnover (%)[3]	67	29	62	17	91

CLASS B
Net Asset Value at beginning of period	$9.23	$8.96	$8.05	$7.12	$12.46
Income from Investment Operations:
Net investment income (loss)[4]	0.05	0.00 [1]	0.03	0.03	(0.06)
Net realized and unrealized gain (loss) on investments	0.68	0.32	0.91	0.90	(5.14)

Total from investment operations	0.73	0.32	0.94	0.93	(5.20)
Less Distributions:
Distributions from net investment income	(0.07)	(0.05)	(0.03)	–	(0.04)
Distributions from capital gains	–	–	–	–	(0.10)

Total distributions	(0.07)	(0.05)	(0.03)	–	(0.14)
Net increase (decrease) in net asset value	0.66	0.27	0.91	0.93	(5.34)
Net Asset Value at end of period	$9.89	$9.23	$8.96	$8.05	$7.12
Total Return (%)[2]	7.99	3.54	11.67	13.06	(42.17)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$10,787	$9,975	$9,109	$7,518	$6,050
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.45	1.45	1.45	1.88	2.00
After reimbursement of expenses by Adviser (%)	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.48	(0.00)[1]	0.30	0.44	(0.73)
Portfolio Turnover (%)[3]	67	29	62	17	90

[1]	Amounts represent less than $0.005 per share.
[2]	Total return without applicable sales charge.
[3]	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

Financial Highlights for a Share of Beneficial Interest Outstanding throughout each Period

AGGRESSIVE ALLOCATION FUND (continued)

			Year Ended October 31,				Inception

	2012		2011		2010	2009	to 10/31/08[1]

CLASS C
Net Asset Value at beginning of period	$9.24		$8.97		$8.06	$7.12	$10.70
Income from Investment Operations:
Net investment income (loss)[8]	0.03		(0.02)		0.03	0.01	(0.06)
Net realized and unrealized gain (loss) on investments	0.70		0.34		0.91	0.93	(3.52)

Total from investment operations	0.73		0.32		0.94	0.94	(3.58)
Less Distributions:
Distributions from net investment income	(0.07)		(0.05)		(0.03)	–	–

Total distributions	(0.07)		(0.05)		(0.03)	–	–
Net increase (decrease) in net asset value	0.66		0.27		0.91	0.94	(3.58)
Net Asset Value at end of period	$9.90		$9.24		$8.97	$8.06	$7.12
Total Return (%)[2]	7.98		3.54		11.66	13.20	(33.46)[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,099		$828		$508	$470	$229
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.45		1.45		1.45	3.72	7.84 [4]
After reimbursement of expenses by Adviser (%)	1.45		1.45		1.45	1.45	1.45 [4]
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.32		(0.32)		0.34	0.28	(1.23)[4]
Portfolio Turnover (%)[6]	67		29		62	17	91

CASH RESERVES FUND

	Year Ended October 31,

	2012		2011		2010	2009	2008

CLASS A
Net Asset Value at beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income (loss)[8]	0.00	[5]	0.00	[5]	(0.00)[5]	0.00 [5]	0.02

Total from investment operations	0.00	[5]	0.00	[5]	(0.00)[5]	0.00 [5]	0.02
Less Distributions:
Distributions from net investment income	–		–		–	(0.00)[5]	(0.02)

Total distributions	–		–		–	(0.00)[5]	(0.02)
Net increase (decrease) in net asset value	0.00		0.00		(0.00)[5]	(0.00)[5]	–
Net Asset Value at end of period	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return (%)[2]	0.00		0.00		0.00	0.07	2.26
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$11,654		$12,298		$11,687	$13,690	$15,339
Ratios of expenses to average net assets:
Before reimbursement and waiver of expenses by Adviser (%)	0.55		0.55		0.55	0.80	1.02
After reimbursement and waiver of expenses by Adviser (%)	0.08	[7]	0.10	[7]	0.14 [7]	0.33	0.55
Ratio of net investment income to average net assets
After reimbursement and waiver of expenses by Adviser (%)	0.00	[7]	0.00	[7]	0.00 [7]	0.07	2.16

[1]	Commenced investment operations February 29, 2008.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Amounts represent less than $0.005 per share.
[6]	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
[7]	Ratio is net of fees waived by the adviser and distributor (See Note 3).
[8]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

CASH RESERVES FUND (continued)

	Year Ended October 31,

	2012		2011		2010	2009	2008

CLASS B
Net Asset Value at beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income (loss)[1]	0.00	[3]	0.00	[3]	(0.00)[3]	0.00 [3]	0.01

Total from investment operations	0.00	[3]	0.00	[3]	(0.00)[3]	0.00 [3]	0.01
Less Distributions:
Distributions from net investment income	–		–		–	(0.00)[3]	(0.01)

Total distributions	0.00		0.00		0.00	(0.00)[3]	(0.01)
Net increase (decrease) in net asset value	0.00		0.00		(0.00)[3]	(0.00)[3]	–
Net Asset Value at end of period	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return (%)[2]	0.00		0.00		0.00	0.01	1.50
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$826		$1,601		$2,056	$3,250	$4,655
Ratios of expenses to average net assets:
Before reimbursement and waiver of expenses by Adviser (%)	1.30		1.30		1.30	1.56	1.77
After reimbursement and waiver of expenses by Adviser (%)	0.07	[4]	0.10	[4]	0.14 [4]	0.40	1.30
Ratio of net investment income to average net assets
After reimbursement and waiver of expenses by Adviser (%)	0.00	[4]	0.00	[4]	0.00 [4]	0.01	1.32

BOND FUND

	Year Ended October 31,

	2012		2011		2010	2009	2008

CLASS A
Net Asset Value at beginning of period	$10.59		$10.46		$10.11	$9.48	$9.78
Income from Investment Operations:
Net investment income[1]	0.26		0.26		0.25	0.30	0.39
Net realized and unrealized gain (loss) on investments	0.07		0.13		0.35	0.63	(0.30)

Total from investment operations	0.33		0.39		0.60	0.93	0.09
Less Distributions:
Distributions from net investment income	(0.26)		(0.26)		(0.25)	(0.30)	(0.39)

Total distributions	(0.26)		(0.26)		(0.25)	(0.30)	(0.39)
Net increase (decrease) in net asset value	0.07		0.13		0.35	0.63	(0.30)
Net Asset Value at end of period	$10.66		$10.59		10.46	$10.11	$9.48
Total Return (%)[2]	3.11		3.81		5.97	9.91	0.89
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$45,671		$43,775		$44,238	$44,099	$37,882
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.90		0.90		0.90	0.94	1.02
After reimbursement of expenses by Adviser (%)	0.90		0.90		0.90	0.90	0.90
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.41		2.54		2.42	3.04	4.05
Portfolio Turnover (%)[5]	6		12		7	37	22

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Amounts represent less than $0.005 per share.
[4]	Ratio is net of fees waived by the adviser and distributor (see Note 3).
[5]	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

Financial Highlights for a Share of Beneficial Interest Outstanding throughout each Period

BOND FUND (continued)

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS B
Net Asset Value at beginning of period	$10.59	$10.46	$10.12	$9.48	$9.78
Income from Investment Operations:
Net investment income[3]	0.18	0.19	0.17	0.23	0.32
Net realized and unrealized gain (loss) on investments	0.08	0.12	0.34	0.64	(0.30)

Total from investment operations	0.26	0.31	0.51	0.87	0.02
Less Distributions:
Distributions from net investment income	(0.18)	(0.18)	(0.17)	(0.23)	(0.32)

Total distributions	(0.18)	(0.18)	(0.17)	(0.23)	(0.32)
Net increase (decrease) in net asset value	0.08	0.13	0.34	0.64	(0.30)
Net Asset Value at end of period	$10.67	$10.59	$10.46	$10.12	$9.48
Total Return (%)[1]	2.43	3.04	5.08	9.20	0.13
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$6,088	$5,678	$8,388	$9,363	$15,941
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.65	1.65	1.65	1.69	1.77
After reimbursement of expenses by Adviser (%)	1.65	1.65	1.65	1.65	1.65
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.66	1.78	1.68	2.37	3.29
Portfolio Turnover (%)[2]	6	12	7	37	22

HIGH INCOME FUND

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS A
Net Asset Value at beginning of period	$6.95	$7.10	$6.66	$5.57	$7.29
Income from Investment Operations:
Net investment income[3]	0.45	0.48	0.51	0.46	0.47
Net realized and unrealized gain (loss) on investments	0.20	(0.16)	0.43	1.09	(1.65)

Total from investment operations	0.65	0.32	0.94	1.55	(1.18)
Less Distributions:
Distributions from net investment income	(0.45)	(0.47)	(0.50)	(0.46)	(0.54)

Total distributions	(0.45)	(0.47)	(0.50)	(0.46)	(0.54)
Net increase (decrease) in net asset value	0.20	(0.15)	0.44	1.09	(1.72)
Net Asset Value at end of period	$7.15	6.95	$7.10	$6.66	$5.57
Total Return (%)[1]	9.67	$4.61	14.73	28.98	(17.24)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$27,061	$25,299	$24,986	$25,684	$17,818
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.00	1.00	1.00	1.05	1.14
After reimbursement of expenses by Adviser (%)	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	6.35	6.73	7.38	7.78	6.77
Portfolio Turnover (%)[2]	36	55	47	73	59

[1]	Total return without applicable sales charge.
[2]	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
[3]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.

HIGH INCOME FUND (continued)

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS B
Net Asset Value at beginning of period	$7.05	$7.19	$6.74	$5.63	$7.32
Income from Investment Operations:
Net investment income[3]	0.40	0.44	0.46	0.44	0.45
Net realized and unrealized gain (loss) on investments	0.20	(0.17)	0.44	1.09	(1.70)

Total from investment operations	0.60	0.27	0.90	1.53	(1.25)
Less Distributions:
Distributions from net investment income	(0.39)	(0.41)	(0.45)	(0.42)	(0.44)

Total distributions	(0.39)	(0.41)	(0.45)	(0.42)	(0.44)
Net increase (decrease) in net asset value	0.21	(0.14)	0.45	1.11	(1.69)
Net Asset Value at end of period	$7.26	$7.05	$7.19	$6.74	$5.63
Total Return (%)[1]	8.74	3.89	13.86	28.08	(17.93)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,983	$3,023	$4,571	$4,711	$5,833
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.75	1.75	1.75	1.81	1.90
After reimbursement of expenses by Adviser (%)	1.75	1.75	1.75	1.75	1.75
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	5.60	6.01	6.62	7.01	6.04
Portfolio Turnover (%)[2]	36	55	47	73	59

DIVERSIFIED INCOME FUND

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS A
Net Asset Value at beginning of period	$11.68	$11.16	$10.17	$9.92	$13.24
Income from Investment Operations:
Net investment income[3]	0.26	0.29	0.34	0.38	0.45
Net realized and unrealized gain (loss) on investments	0.86	0.52	0.98	0.28	(2.30)

Total from investment operations	1.12	0.81	1.32	0.66	(1.85)
Less Distributions:
Distributions from net investment income	(0.26)	(0.29)	(0.33)	(0.41)	(0.47)
Distributions from capital gains	–	–	–	–	(1.00)

Total distributions	(0.26)	(0.29)	(0.33)	(0.41)	(1.47)
Net increase (decrease) in net asset value	0.86	0.52	0.99	0.25	(3.32)
Net Asset Value at end of period	$12.54	$11.68	$11.16	$10.17	$9.92
Total Return (%)[1]	9.69	7.32	13.15	7.07	(15.39)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$86,952	$72,913	$73,040	$71,014	$70,095
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.10	1.10	1.10	1.27	1.29
After reimbursement of expenses by Adviser (%)	1.10	1.10	1.10	1.10	1.10
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.14	2.51	3.10	3.98	3.94
Portfolio Turnover (%)[2]	21	17	24	28	15

[1]	Total return without applicable sales charge.
[2]	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
[3]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.

Financial Highlights for a Share of Beneficial Interest Outstanding throughout each Period

DIVERSIFIED INCOME FUND (continued)

		Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS B
Net Asset Value at beginning of period	$11.74	$11.22	$10.22	$9.96	$13.25
Income from Investment Operations:
Net investment income[2]	0.18	0.20	0.26	0.32	0.39
Net realized and unrealized gain (loss) on investments	0.86	0.52	0.99	0.28	(2.34)

Total from investment operations	1.04	0.72	1.25	0.60	(1.95)
Less Distributions:
Distributions from net investment income	(0.17)	(0.20)	(0.25)	(0.34)	(0.34)
Distributions from capital gains	–	–	–	–	(1.00)

Total distributions	(0.17)	(0.20)	(0.25)	(0.34)	(1.34)
Net increase (decrease) in net asset value	0.87	0.52	1.00	0.26	(3.29)
Net Asset Value at end of period	$12.61	$11.74	$11.22	$10.22	$9.96
Total Return (%)[3]	8.89	6.47	12.35	6.24	(16.01)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$14,387	$15,906	$18,511	$18,322	$28,156
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.85	1.85	1.85	2.04	2.04
After reimbursement of expenses by Adviser (%)	1.85	1.85	1.85	1.85	1.85
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.42	1.77	2.35	3.33	3.18
Portfolio Turnover (%)[4]	21	17	24	28	15

	Inception
	to 10/31/12[1]

CLASS C
Net Asset Value at beginning of period	$12.53
Income from Investment Operations:
Net investment income[2]	0.04
Net realized and unrealized gain on investments	0.08

Total from investment operations	0.12
Less Distributions:
Distributions from net investment income	(0.04)

Total distributions	(0.04)
Net increase in net asset value	0.08
Net Asset Value at end of period	$12.61
Total Return (%)[3]	0.94 [5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$924
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.83 [6]
After reimbursement of expenses by Adviser (%)	1.83 [6]
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.83 [6]
Portfolio Turnover (%)[4]	21

[1]	Commenced investment operations July 31, 2012.
[2]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Portfolio Turnover is calculated at the fund level and represents the entire period.
[5]	Not annualized.
[6]	Annualized.

EQUITY INCOME FUND

	Year Ended October 31,		Inception

	2012	2011	to 10/31/10[1]

CLASS A
Net Asset Value at beginning of period	$9.76	$10.27	$10.00
Income from Investment Operations:
Net investment income (loss)[2]	0.00 [8]	0.00 [8]	(0.04)
Net realized and unrealized gain (loss) on investments	0.82	0.50	0.71

Total from investment operations	0.82	0.50	0.67
Less Distributions:
Distributions from net investment income	0.00	–	–
Distributions from capital gains	(0.82)	(1.01)	(0.40)

Total distributions	(0.82)	(1.01)	(0.40)
Net increase (decrease) in net asset value	0.00	(0.51)	0.27
Net Asset Value at end of period	$9.76	$9.76	$10.27
Total Return (%)[3]	8.61	5.22	7.03
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$6,297	$4,072	$2,886
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.24	1.25	1.25
After reimbursement of expenses by Adviser (%)	1.24	1.25	1.25
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	(0.15)	(0.44)	(0.64)
Portfolio Turnover (%)[4]	84	107	58

	Inception
	to 10/31/12[7]

CLASS C
Net Asset Value at beginning of period	$9.66
Income from Investment Operations:
Net investment income[2]	0.00 [8]
Net realized and unrealized gain on investments	0.28

Total from investment operations	0.28
Less Distributions:
Distributions from capital gains	(0.20)

Total distributions	(0.20)
Net increase in net asset value	0.08
Net Asset Value at end of period	$9.74
Total Return (%)[3]	2.88 [5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$527
Ratios of expenses to average net assets
Before reimbursement of expenses by Adviser (%)	1.96 [6]
After reimbursement of expenses by Adviser (%)	1.96 [6]
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	(0.89)[6]
Portfolio Turnover (%)[4]	84

[1]	Fund was seeded on October 31, 2009.	[5]	Not annualized.
[2]	Net investment income (loss) calculated excluding permanent	[6]	Annualized.
	tax adjustments to undistributed net investment income.	[7]	Commenced investment operations July 31, 2012.
[3]	Total return without applicable sales charge.	[8]	Amounts represent less than $0.005 per share.
[4]	Portfolio Turnover is calculated at the fund level and represents the entire period.

Financial Highlights for a Share of Beneficial Interest Outstanding throughout each Period

LARGE CAP VALUE FUND

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS A
Net Asset Value at beginning of period	$12.42	$11.40	$10.57	$10.60	$16.91
Income from Investment Operations:
Net investment income[1]	0.21	0.18	0.12	0.20	0.28
Net realized and unrealized gain (loss) on investments	1.55	0.98	0.85	(0.01)	(6.30)

Total from investment operations	1.76	1.16	0.97	0.19	(6.02)
Less Distributions:
Distributions from net investment income	(0.19)	(0.14)	(0.14)	(0.22)	(0.19)
Distributions from capital gains	–	–	–	–	(0.10)

Total distributions	(0.19)	(0.14)	(0.14)	(0.22)	(0.29)
Net increase (decrease) in net asset value	1.57	1.02	0.83	(0.03)	(6.31)
Net Asset Value at end of period	$13.99	$12.42	$11.40	$10.57	$10.60
Total Return (%)[2]	14.37	10.27	9.22	2.08	(36.17)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$58,537	$54,271	$53,520	$54,242	$58,075
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.16	1.16	1.16	1.19	1.16
After reimbursement of expenses by Adviser (%)	1.16	1.16	1.16	1.18	1.16
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.51	1.44	1.07	2.00	1.87
Portfolio Turnover (%)[3]	25	39	70	86	55

CLASS B
Net Asset Value at beginning of period	$12.21	$11.20	$10.38	$10.42	$16.61
Income from Investment Operations:
Net investment income[1]	0.16	0.12	0.06	0.19	0.27
Net realized and unrealized gain (loss) on investments	1.47	0.94	0.82	(0.08)	(6.29)

Total from investment operations	1.63	1.06	0.88	0.11	(6.02)
Less Distributions:
Distributions from net investment income	(0.10)	(0.05)	(0.06)	(0.15)	(0.07)
Distributions from capital gains	–	–	–	–	(0.10)

Total distributions	(0.10)	(0.05)	(0.06)	(0.15)	(0.17)
Net increase (decrease) in net asset value	1.53	1.01	0.82	(0.04)	(6.19)
Net Asset Value at end of period	$13.74	$12.21	$11.20	$10.38	$10.42
Total Return (%)[2]	13.41	9.52	8.45	1.23	(36.59)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$5,768	$7,199	$8,863	$9,637	$14,993
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.91	1.91	1.91	1.95	1.91
After reimbursement of expenses by Adviser (%)	1.91	1.91	1.91	1.94	1.91
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.79	0.70	0.31	1.36	1.11
Portfolio Turnover (%)[3]	25	39	70	86	55

[1]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio Turnover is calculated at the fund level and represents the entire period.

LARGE CAP GROWTH FUND

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS A
Net Asset Value at beginning of period	$16.00	$15.20	$13.15	$11.07	$17.39
Income from Investment Operations:
Net investment income (loss)[1]	0.01	(0.01)	0.02	0.05	0.03
Net realized and unrealized gain (loss) on investments	1.17	0.83	2.08	2.05	(6.35)

Total from investment operations	1.18	0.82	2.10	2.10	(6.32)
Less Distributions:
Distributions from net investment income	–	(0.02)	(0.05)	(0.02)	–

Total distributions	–	(0.02)	(0.05)	(0.02)	–
Net increase (decrease) in net asset value	1.18	0.80	2.05	2.08	(6.32)
Net Asset Value at end of period	$17.18	$16.00	$15.20	$13.15	$11.07
Total Return (%)[2]	7.38	5.39	15.96	18.99	(36.34)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$49,824	$48,068	$48,389	$45,398	$38,538
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.20	1.20	1.20	1.31	1.34
After reimbursement of expenses by Adviser (%)	1.20	1.20	1.20	1.20	1.20
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.08	(0.05)	0.13	0.41	0.18
Portfolio Turnover (%)[3]	71	77	79	105	141

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS B
Net Asset Value at beginning of period	$14.64	$13.99	$12.16	$10.30	$16.29
Income from Investment Operations:
Net investment income (loss)[1]	(0.12)	(0.13)	(0.08)	(0.02)	(0.11)
Net realized and unrealized gain (loss) on investments	1.09	0.78	1.91	1.88	(5.88)

Total from investment operations	0.97	0.65	1.83	1.86	(5.99)
Net increase (decrease) in net asset value	0.97	0.65	1.83	1.86	(5.99)
Net Asset Value at end of period	$15.61	$14.64	$13.99	$12.16	$10.30
Total Return (%)[2]	6.63	4.65	15.05	18.06	(36.77)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$5,731	$7,581	$9,698	$9,665	$13,580
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.95	1.95	1.95	2.07	2.10
After reimbursement of expenses by Adviser (%)	1.95	1.95	1.95	1.95	1.95
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	(0.68)	(0.79)	(0.62)	(0.30)	(0.56)
Portfolio Turnover (%)[3]	71	77	79	105	141

[1]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

Financial Highlights for a Share of Beneficial Interest Outstanding throughout each Period

MID CAP FUND

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS A
Net Asset Value at beginning of period	$6.60	$5.95	$4.95	$4.08	$7.45
Income from Investment Operations:
Net investment loss[1]	(0.02)	(0.00)[4]	(0.02)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments	0.99	0.65	1.02	0.90	(3.28)

Total from investment operations	0.97	0.65	1.00	0.87	(3.32)
Less Distributions:
Distributions from capital gains	–	–	–	–	(0.05)

Total distributions	–	–	–	–	(0.05)
Net increase (decrease) in net asset value	0.97	0.65	1.00	0.87	(3.37)
Net Asset Value at end of period	$7.57	$6.60	$5.95	$4.95	$4.08
Total Return (%)[2]	14.70	10.92	20.20	21.03	(44.71)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$48,424	$43,865	$42,627	$17,138	$14,241
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.40	1.40	1.40	1.56	1.44
After reimbursement of expenses by Adviser (%)	1.40	1.40	1.40	1.40	1.40
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	(0.33)	(0.05)	(0.50)	(0.61)	(0.56)
Portfolio Turnover (%)[3]	31	70	68	198	127

CLASS B
Net Asset Value at beginning of period	$6.04	$5.49	$4.60	$3.83	$7.04
Income from Investment Operations:
Net investment loss[1]	(0.08)	(0.06)	(0.05)	(0.06)	(0.10)
Net realized and unrealized gain (loss) on investments	0.92	0.61	0.94	0.83	(3.06)

Total from investment operations	0.84	0.55	0.89	0.77	(3.16)
Less Distributions:
Distributions from capital gains	–	–	–	–	(0.05)

Total distributions	–	–	–	–	(0.05)
Net increase (decrease) in net asset value	0.84	0.55	0.89	0.77	(3.21)
Net Asset Value at end of period	$6.88	$6.04	$5.49	$4.60	$3.83
Total Return (%)[2]	13.91	10.02	19.35	20.10	(45.18)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$6,147	$8,181	$9,879	$4,231	$4,891
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	2.15	2.15	2.15	2.32	2.19
After reimbursement of expenses by Adviser (%)	2.15	2.15	2.15	2.15	2.15
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	(1.07)	(0.79)	(1.24)	(1.34)	(1.32)
Portfolio Turnover (%)[3]	31	70	68	198	127

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Amounts represent less than $0.005 per share.

SMALL CAP FUND

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS A
Net Asset Value at beginning of period	$10.79	$9.93	$8.24	$7.29	$10.36
Income from Investment Operations:
Net investment income[1]	0.06	0.04	0.00 [4]	0.03	0.22
Net realized and unrealized gain (loss) on investments	1.31	0.86	1.70	0.94	(3.07)

Total from investment operations	1.37	0.90	1.70	0.97	(2.85)
Redemption Fees (see Note 2)	–	0.01	–	–	–
Less Distributions:
Distributions from investment income	–	(0.05)	(0.01)	(0.02)	(0.05)
Distributions from capital gains	(0.35)	–	–	–	(0.17)

Total distributions	(0.35)	(0.05)	(0.01)	(0.02)	(0.22)
Net increase (decrease) in net asset value	1.02	0.86	1.69	0.95	(3.07)
Net Asset Value at end of period	$11.81	$10.79	$9.93	$8.24	$7.29
Total Return (%)[2]	13.08	9.12	20.60	13.30	(28.02)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,941	$3,201	$2,540	$1,301	$883
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.50	1.50	1.50	2.85	2.18
After reimbursement of expenses by Adviser (%)	1.50	1.50	1.50	1.50	1.50
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.53	0.33	0.04	0.50	0.56
Portfolio Turnover (%)[3]	15	15	40	21	55

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS B
Net Asset Value at beginning of period	$10.55	$9.78	$8.18	$7.24	$10.29
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.06)	(0.07)	(0.02)	0.03
Net realized and unrealized gain (loss) on investments	1.27	0.86	1.67	0.94	(2.91)

Total from investment operations	1.25	0.80	1.60	0.92	(2.88)
Redemption Fees (see Note 2)	–	–	–	0.02	0.02
Less Distributions:
Distributions from net investment income	–	(0.03)	–	–	–
Distributions from capital gains	(0.35)	–	–	–	(0.17)

Total distributions	(0.35)	(0.03)	0.00	–	(0.17)
Net increase (decrease) in net asset value	0.90	0.77	1.60	0.94	(3.05)
Net Asset Value at end of period	$11.45	$10.55	$9.78	$8.18	$7.24
Total Return (%)[2]	12.21	8.20	19.56	12.98	(28.38)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$318	$266	$262	$100	$67
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	2.25	2.25	2.25	11.03	7.88
After reimbursement of expenses by Adviser (%)	2.25	2.25	2.25	2.25	2.25
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	(0.22)	(0.42)	(0.72)	(0.22)	(0.19)
Portfolio Turnover (%)[3]	15	15	40	21	55

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Amount represents less than $0.005 per share.

Financial Highlights for a Share of Beneficial Interest Outstanding throughout each Period

INTERNATIONAL STOCK FUND

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS A
Net Asset Value at beginning of period	$10.12	$10.58	$9.94	$8.47	$17.05
Income from Investment Operations:
Net investment income[1]	0.14	0.16	0.12	0.15	0.23
Net realized and unrealized gain (loss) on investments	0.76	(0.47)	0.77	1.69	(6.06)

Total from investment operations	0.90	(0.31)	0.89	1.84	(5.83)
Redemption Fees (see Note 2)	–	0.00 [4]	–	–	–
Less Distributions:
Distributions from net investment income	(0.21)	(0.15)	(0.25)	(0.16)	(0.24)
Distributions from capital gains	–	–	–	(0.21)	(2.51)

Total distributions	(0.21)	(0.15)	(0.25)	(0.37)	(2.75)
Net increase (decrease) in net asset value	0.69	(0.46)	0.64	1.47	(8.58)
Net Asset Value at end of period	$10.81	$10.12	$10.58	$9.94	$8.47
Total Return (%)[2]	9.23	(3.00)	9.01	22.82	(40.46)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$21,002	$20,763	$23,505	$23,094	$19,040
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.60	1.60	1.60	1.73	1.93
After reimbursement of expenses by Adviser (%)	1.60	1.60	1.60	1.60	1.60
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.35	1.45	1.19	1.81	1.67
Portfolio Turnover (%)[3]	41	44	52	82	69

CLASS B
Net Asset Value at beginning of period	$9.92	$10.39	$9.76	$8.33	$16.79
Income from Investment Operations:
Net investment income[1]	0.09	0.08	0.05	0.14	0.18
Net realized and unrealized gain (loss) on investments	0.72	(0.47)	0.75	1.60	(6.01)

Total from investment operations	0.81	(0.39)	0.80	1.74	(5.83)
Less Distributions:
Distributions from net investment income	(0.15)	(0.08)	(0.17)	(0.10)	(0.12)
Distributions from capital gains	–	–	–	(0.21)	(2.51)

Total distributions	(0.15)	(0.08)	(0.17)	(0.31)	(2.63)
Net increase (decrease) in net asset value	0.66	(0.47)	0.63	1.43	(8.46)
Net Asset Value at end of period	$10.58	$9.92	$10.39	$9.76	$8.33
Total Return (%)[2]	8.39	(3.77)	8.26	21.91	(40.95)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,206	$3,872	$4,854	$5,109	$6,237
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	2.35	2.35	2.35	2.49	2.69
After reimbursement of expenses by Adviser (%)	2.35	2.35	2.35	2.35	2.35
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.59	0.72	0.43	1.09	1.04
Portfolio Turnover (%)[3]	41	44	52	82	69

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Amounts represents less than $0.005 per share.

MORE INFORMATION ABOUT MADISON FUNDS

The following documents contain more information about the funds and are available free upon request:

Statement of Additional Information. The SAI contains additional information about the funds. A current SAI has been filed with the SEC and is incorporated herein by reference.

Annual and Semi-Annual Reports. The funds’ annual and semi-annual reports provide additional information about the funds’ investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during the last fiscal year (other than the Cash Reserves Fund).

Requesting Documents. You may request a copy of the SAI and the annual and semi-annual reports, make shareholder inquiries, without charge, or request further information about the funds by contacting your financial advisor or by contacting the funds at: Madison Funds, P.O. Box 8390, Boston, MA 02266-8390; telephone: 1-800-877-6089; Internet: www.madisonfunds.com.

Public Information. You can review and copy information about the funds, including the SAI, at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-1520. Reports and other information about the funds also are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549-1520.

Madison Funds®
Post Office Box 8390
Boston, MA 02266-8390
1-800-877-6089
www.madisonfunds.com

Investment Company
File No. 811-08261

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(This privacy notice is not part of the prospectus.)

Rev. 3/2013
FACTS	WHAT DOES MADISON FUNDS® DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

   •  Social Security number and transaction history

   •  Account balances and checking account information

   •  Purchase history and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share investors’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their investors’ personal information; the reasons Madison Funds chooses to share; and whether you can limit this sharing.

Reason we can share your personal information	Does Madison Funds share?	Can you limit this sharing?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes—information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-877-6089 or go to www.madisonfunds.com.

Who we are

Who is providing this notice?	Madison Funds Post Office Box 8390 Boston, MA 02266-8390

What we do
How does Madison Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Madison Funds collect my personal information?	We collect your personal information, for example, when you

   •  Open an account or provide account information
   •  Direct us to buy securities or make deposits or withdrawals from your account
   •  Give us your contact information

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

   •  sharing for affiliates’ everyday business purposes—information about your creditworthiness

   •  affiliates from using your information to market to you

   •  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

   •  Our affiliates include companies with a common “Madison” name; financial companies such as Madison Investment Advisors, Madison Asset Management, and MFD Distributor.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Madison Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Madison Funds does not jointly market.

Other important information

Prospectus	Madison Funds logo
February 28, 2013

Fund	Class A	Class Y	Class R6

Madison Cash Reserves Fund	MFAXX

Madison Core Bond Fund (formerly, Bond Fund)		MBOYX

Madison High Income Fund		MHNYX

Madison Equity Income Fund		MENYX	MENRX

Madison Large Cap Value Fund		MYLVX

Madison Large Cap Growth Fund		MYLGX

Madison Mid Cap Fund		MYMCX

Madison Small Cap Fund		MYSVX

Madison International Stock Fund		MINYX

Madison Funds® was formerly known as MEMBERS® Mutual Funds.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares in these funds, nor does the Commission guarantee the accuracy or adequacy of the prospectus. Any statement to the contrary is a criminal offense.

MADISON FUNDS®

TABLE OF CONTENTS

FUND SUMMARIES
Madison Cash Reserves Fund	2
Madison Core Bond Fund	4
Madison High Income Fund	8
Madison Equity Income Fund	11
Madison Large Cap Value Fund	15
Madison Large Cap Growth Fund	18
Madison Mid Cap Fund	21
Madison Small Cap Fund	24
Madison International Stock Fund	27

ADDITIONAL RISKS	29

YOUR ACCOUNT	30
Choosing a Share Class	30
How to Contact Us	30
Opening an Account	30
Purchasing Shares	31
Purchasing by Exchange	31
Selling Shares	32
General Policies	33
Additional Investor Services	35
Distributions and Taxes	36

INVESTMENT ADVISER	37

PORTFOLIO MANAGEMENT	38

FINANCIAL HIGHLIGHTS	39

MORE INFORMATION ABOUT MADISON FUNDS	43

PRIVACY NOTICE	45

Please note that an investment in any of these funds is not a deposit in a financial institution and is neither insured nor endorsed in any way by any financial institution or government agency.

FUND SUMMARY

MADISON CASH RESERVES FUND

Investment Objective
The Cash Reserves Fund seeks high current income from money market instruments consistent with the preservation of capital and liquidity.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management Fees	0.40%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.55%
Less: Fee waivers and/or expense reimbursements[1]	(0.47%)
Total Net Annual Fund Operating Expenses (after fee waivers/expense reimbursements)	0.08%
1  In January 2013, Madison contractually agreed until at least May 1, 2014, to waive fees and reimburse fund expenses to the extent necessary to prevent a negative Fund yield. This arrangement may be modified or discontinued prior to May 1, 2014 only with the approval of the Fund’s Board.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$8	$129	$260	$644

Principal Investment Strategies
 The fund invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase. These securities will be obligations of the U.S. Government and its agencies and instrumentalities, but may also include securities issued by U.S. and foreign financial institutions, corporations, municipalities, foreign governments, and multi-national organizations, such as the World Bank. At least 95% of the fund’s assets must be rated in the highest short-term category (or its unrated equivalent), and 100% of the fund’s assets must be invested in securities rated in the two highest rating categories.

The fund may invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of the fund’s assets may be invested in these securities unless they are backed by a U.S. parent financial institution. In addition, the fund may enter into repurchase agreements, engage in short-term trading and purchase securities on a when-issued or forward commitment basis. The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

To the extent permitted by law and available in the market, the fund may invest in mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial, or consumer loans originated by financial institutions.

Principal Risks
As with any money market fund, the yield paid by the fund will vary with changes in interest rates. Generally, if interest rates rise, the market value of income bearing securities will decline.

During unusual periods of credit market illiquidity, it is possible that the fund’s holdings of commercial paper could be subject to principal loss in the event the fund needs to raise cash to meet redemptions.

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An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund attempts to maintain a stable price of $1.00 per share, there is no assurance that it will be able to do so and it is possible to lose money by investing in the fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares

Best Calendar Quarter:	3Q 2006	1.19%
Worst Calendar Quarter:	All quarters in 2009, 2010, 2011 & 2012	0.00%

Average Annual Total Returns

For Periods Ended December 31, 2012

	1 Year	5 Years	10 Years
Class A Shares	0.00%	0.32%	1.48%
90-Day U.S. Treasury Bill (reflects no deduction for sales charges, account fees, expenses or taxes)	0.07%	0.45%	1.69%

Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC.

Purchase and Sale of Fund Shares
The minimum investment amounts are as follows (for Class A shares):

Type of Account	To Open an Account[1]	To Add to an Account[1]
Non-retirement accounts:	$1,000 ($1,000 per fund)	$150 ($50 per fund)
Retirement accounts:	$500 ($500 per fund)	$150 ($50 per fund)
Systematic investment programs:[2]
Twice Monthly or Biweekly[3]	$25	$25
Monthly	$50	$50
Bimonthly (every other month)	$100	$100
Quarterly	$150	$150

[1]	The fund reserves the right to accept purchase amounts below the minimum for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like “managed account” programs.
[2]	Regardless of frequency, the minimum investment allowed is $50 per fund per month.
[3]	Only one fund can be opened under the twice monthly or biweekly options and all purchases need to be directed to that fund.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund are expected to be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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FUND SUMMARY

MADISON CORE BOND FUND

Investment Objective
The Core Bond Fund seeks to generate a high level of current income, consistent with the prudent limitation of investment risk.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management Fees	0.50%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.65%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$66	$208	$386	$810

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies
 Under normal circumstances, the fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds. To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration (for this purpose, the benchmark used is the Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index, the duration of which as of January 31, 2013 was 5.24 years). Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: [change in debt security value = (change in interest rates) x (duration) x (-1)]. By way of example, the AT&T bond maturing on 12/1/17 has a duration of 4.59 years. If interest rates were to go up by 1%, the bond would be expected to go down in value by approximately 4.59 points.

The fund is managed so that, under normal circumstances, the dollar weighted average maturity of the fund will be 10 years or less. The dollar weighted average maturity of the fund as of January 31, 2013 was 5.30 years. The fund strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. The fund may invest in the following instruments:

•	Corporate debt securities: securities issued by domestic and foreign corporations which have a rating within the four highest categories and, to a limited extent (up to 20% of its assets), in securities not rated within the four highest categories (i.e., “junk bonds”). The fund’s investment adviser, Madison Asset Management, LLC (“Madison”), will only invest in lower-grade securities when it believes that the creditworthiness of the issuer is stable or improving, and when the potential return of investing in such securities justifies the higher level of risk;
•	U.S. Government debt securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

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•	Foreign government debt securities: securities issued or guaranteed by a foreign (including emerging market) government or its agencies or instrumentalities, payable in U.S. dollars, which have a rating within the four highest categories;
•	Non-rated debt securities: securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by Madison to have an investment quality equivalent to those categories in which the fund is permitted to invest (including up to 20% of the fund’s assets in junk bonds); and
•	Asset-backed, mortgage-backed and commercial mortgage-backed securities: securities issued or guaranteed by special purpose corporations and financial institutions which represent direct or indirect participation in, or are collateralized by, an underlying pool of assets. The types of assets that can be “securitized” include, among others, residential or commercial mortgages, credit card receivables, automobile loans, and other assets.

Madison may alter the composition of the fund with regard to quality and maturity and may sell securities prior to maturity. Under normal circumstances, however, turnover for the fund is generally not expected to exceed 100%. Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading. Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond. Turnover may also occur when Madison finds an investment that could generate a higher return then the investment currently held. However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance. The fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price. As a result, as portfolio turnover increases, the cumulative effect of this may hurt fund performance. Under normal circumstances, the fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the fund could make a taxable capital gain distribution.

Madison reserves the right to invest a portion of the fund’s assets in short-term debt securities (i.e., those with maturities of one year or less) and to maintain a portion of fund assets in uninvested cash. However, Madison does not intend to hold more than 35% of the fund’s assets in such investments, unless Madison determines that market conditions warrant a temporary defensive investment position. Under such circumstances, up to 100% of the fund may be so invested. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished. Short-term investments may include investment grade certificates of deposit, commercial paper and repurchase agreements. Madison might hold substantial cash reserves in seeking to reduce the fund’s exposure to bond price depreciation during a period of rising interest rates and to maintain desired liquidity while awaiting more attractive investment conditions in the bond market.

The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Principal Risks
Several factors may affect the market price and yield of the fund’s securities, including investor demand and domestic and worldwide economic conditions. The specific risks of owning the fund are set forth below. You could lose money as a result of your investment.

Interest Rate Risk. As with most income funds, the fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities.

Call Risk. If a bond issuer “calls” a bond held by the fund (i.e., pays it off at a specified price before it matures), the fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the fund paid for the bond.

Risk of Default. Although the fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value.

Mortgage-Backed Securities Risk. The fund may own obligations backed by mortgages issued by a government agency or through a government-sponsored program. If the mortgage holders prepay principal during a period of falling interest rates, the fund could be exposed to prepayment risk. In that case, the fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

Liquidity Risk. The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and

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without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.

Credit Risk. The fund is subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. The ability of the fund to realize interest under repurchase agreements and pursuant to loans of the fund’s securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligation to the fund.

Prepayment/Extension Risk. The fund is subject to prepayment/extension risk, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the fund’s return.

Non-Investment Grade Security Risk. To the extent that the fund invests in non-investment grade securities, the fund is also subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	4Q 2008	4.87%
Worst Calendar Quarter:	4Q 2010	-1.71%

Average Annual Total Returns
For Periods Ended December 31, 2012

		1 Year	5 Years	Since Inception 6/30/2006
Class Y Shares –	Return Before Taxes	2.09%	4.52%	5.02%
	Return After Taxes on Distributions	1.12%	3.40%	3.81%
	Return After Taxes on Distributions and Sale of Fund Shares	1.35%	3.21%	3.59%
Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)		4.43%	6.03%	6.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. Dean “Jack” Call, DBA and CFA (Vice President, Portfolio Manager) and Paul Lefurgey, CFA (Managing Director, Head of Fixed Income Investments) co-manage the fund. Mr. Call has served in this capacity since 2004 and Mr. Lefurgey has served in this capacity since July 2009.

6

Purchase and Sale of Fund Shares
Class Y Shares are available for purchase by allocation funds managed by Madison, in fee-based managed account programs sponsored by Madison and/or its affiliates, and through orders placed by dealers and financial intermediates that have entered into special arrangements with the fund’s distributor. Under these circumstances, the minimum initial investment requirement is $1,000 for non-retirement accounts and $500 for retirement accounts, with a minimum subsequent investment of $50 for all accounts; provided that these minimums may be waived in certain situations. Class Y shares are also available for purchase directly from the fund with a minimum initial investment to establish an account of $25,000 for non-retirement accounts and retirement accounts, and a minimum subsequent investment of $50 for all accounts; provided that these minimums are waived for the following investors:

•	Any shareholder of the fund as of the close of business on April 19, 2013
•	Employees of Madison or its affiliates
•	Investment advisory clients of Madison or its affiliates

These waivers may be discontinued at any time.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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FUND SUMMARY

MADISON HIGH INCOME FUND

Investment Objective
The High Income Fund seeks high current income. The fund also seeks capital appreciation, but only when consistent with its primary goal.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management Fees	0.55%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.75%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$77	$240	$417	$930

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
 The fund invests primarily in lower-rated, higher-yielding income bearing securities, such as “junk” bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities. Types of bonds and other securities include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations. The fund may invest in mortgage-backed securities, credit default swaps, total return swaps and bank loans to high yield corporate issuers. Up to 25% of the fund’s assets may be invested in the securities of issuers in any one industry. The dollar weighted average maturity of the fund as of January 31, 2013 was 6.59 years.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The specific risks of owning the fund are set forth below. You could lose money as a result of your investment.

Interest Rate/Credit Risks. The fund is subject to above-average interest rate and credit risks, which are risks that the value of your investment will fluctuate in response to changes in interest rates or an issuer will not honor a financial obligation. Investors should expect greater fluctuations in share price, yield and total return compared to bond funds holding bonds and other income bearing securities with higher credit ratings and/or shorter maturities. These fluctuations, whether positive or negative, may be sharp and unanticipated.

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Liquidity Risk. The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.

Non-Investment Grade Security Risk. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bank Loan Risk. The fund may invest in bank loans to below-investment grade rated corporate issuers via loan participations and assignments. The purchase of bank loans involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Credit Default and Total Return Swap Risk. The fund may also invest in credit default and total return swaps. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Prepayment/Extension Risk. The fund may also invest in mortgage-backed securities that are subject to prepayment/extension risks, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the fund’s return.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	3Q 2009	9.30%
Worst Calendar Quarter:	4Q 2008	-11.08%

Average Annual Total Returns

For Periods Ended December 31, 2012

		1 Year	5 Years	Since Inception 6/30/2006
Class Y Shares –	Return Before Taxes	11.09%	7.95%	7.65%
	Return After Taxes on Distributions	8.38%	5.14%	4.84%
	Return After Taxes on Distributions and Sale of Fund Shares	7.14%	5.09%	4.84%
Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for sales charges, account fees, expenses or taxes)		15.55%	10.14%	9.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC (“Madison”). Madison has delegated the day-to-day responsibility of managing the fund to Shenkman Capital Management, Inc. (“Shenkman”). Shenkman manages the fund using an investment team structure. The members of the investment team are: Mark Shenkman (President and Chief Investment Officer of Shenkman), Eric Dobbin (Senior Vice President and Portfolio Manager of Shenkman), Justin Slatky (Senior Vice President and Senior Portfolio Manager of Shenkman), Mark Flanagan (Executive Vice President and Portfolio Manager of Shenkman) and Steven Schweitzer (Senior Vice President and Portfolio Manager of Shenkman). Mr. Shenkman has the ultimate authority and accountability with respect to decisions made by the high yield bond team. Mr. Dobbin is the lead portfolio manager for the fund and is responsible for reviewing the overall composition of the portfolio and implementing trades based on the credit decisions made by the high yield bond team. Messrs. Slatky, Flanagan and Schweitzer are the remaining members of the high yield bond team. Together with Messrs. Shenkman and Dobbin, they generate investment ideas and provide ongoing evaluation of current fund investments.

Purchase and Sale of Fund Shares
Class Y Shares are available for purchase by allocation funds managed by Madison, in fee-based managed account programs sponsored by Madison and/or its affiliates, and through orders placed by dealers and financial intermediates that have entered into special arrangements with the fund’s distributor. Under these circumstances, the minimum initial investment requirement is $1,000 for non-retirement accounts and $500 for retirement accounts, with a minimum subsequent investment of $50 for all accounts; provided that these minimums may be waived in certain situations. Class Y shares are also available for purchase directly from the fund with a minimum initial investment to establish an account of $25,000 for non-retirement accounts and retirement accounts, and a minimum subsequent investment of $50 for all accounts; provided that these minimums are waived for the following investors:

•	Any shareholder of the fund as of the close of business on April 19, 2013
•	Employees of Madison or its affiliates
•	Investment advisory clients of Madison or its affiliates

These waivers may be discontinued at any time.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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FUND SUMMARY

MADISON EQUITY INCOME FUND

Investment Objective
The Equity Income Fund seeks to provide consistent total return and, secondarily, to provide a high level of income and gains from option premiums.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)	Class Y	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class Y	Class R6
Management Fees	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	None	None
Other Expenses	0.15%	0.02%
Total Annual Fund Operating Expenses	1.00%	0.87%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$102	$318	$552	$1,225
Class R6	89	278	482	1,073

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies
 The fund invests, under normal conditions, primarily in common stocks of large- and mid-capitalization issuers that are, in the view of the fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates. Under normal market conditions, the fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The fund seeks to produce a high level of current income and current gains generated from option writing premiums and, to a lesser extent, from dividends.

Under normal market conditions, the fund will invest at least 80% of its total assets in common stocks, with at least 65% of this amount invested in common stocks of large capitalization issuers that met the fund’s selection criteria. The fund may invest the remainder of its common stock investments in companies that meet the fund’s selection criteria but whose market capitalization is considered to be middle sized or “mid-cap” (generally, stocks with a market capitalization similar to those companies in the Russell Midcap® Index). In addition, the fund may invest up to 15% of its assets in foreign securities, including American Depository Receipts (“ADRs”) and emerging market securities. The fund’s investment adviser will allocate the fund’s assets among stocks in sectors of the economy based upon the investment adviser’s views on forward earnings growth rates, adjusted to reflect the investment adviser’s views on economic and market conditions and sector risk factors.

The fund will employ an option strategy of writing covered call options on a substantial portion of the common stocks in its portfolio. The extent of option writing activity will depend upon market conditions and the investment adviser’s ongoing assessment of the attractiveness of writing call options on the fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the fund by providing downside protection.

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In addition to its covered call strategy, the fund may, to a lesser extent (not more than 20% of its total assets), pursue an option strategy that includes the writing of both put options and call options on certain of the common stocks in the fund’s portfolio. To seek to offset some of the risk of a larger potential decline in the event the overall stock market has a sizable short-term or intermediate-term decline, the fund may, to a limited extent (not more than 2% of its total assets) purchase put options on broad-based securities indices (such as the S&P 500, S&P MidCap 400 or other indices deemed suitable) or certain exchange traded funds (“EFTs”) that trade like common stocks but represent such market indices.

Although the investment adviser believes that, under normal conditions, at least 80% of the fund will be invested in equity securities, it believes that when options are exercised and portfolio securities are called away in exchange for cash, it may not be in the interest of the fund to immediately invest its cash. Additionally, during periods when the investment adviser believes the stock markets in general are overvalued or when there is perceived domestic or global economic or political risk or when investments in equity securities bear an above average risk of loss, the investment adviser will delay investment of some or all of the fund’s cash until such periods have ended. Thus, in the investment adviser’s discretion, the fund’s cash may be held for “temporary defensive purposes,” and might represent a material percentage of the fund’s portfolio. These periods may last for a few weeks or even for a few months, until more attractive market conditions exist.

The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The specific risks of owning the fund are set forth below. You could lose money as a result of your investment.

Investment Risk. An investment in the fund is subject to investment risk, including the possible loss of the entire principal amount that you invest. An investment in the fund represents an indirect investment in the securities owned by the fund, a majority of which are traded on a national securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Your investment at any point in time may be worth less than your original investment, even after taking into account the reinvestment of fund distributions.

Equity Risk. Substantially all of the fund’s assets will be invested in common stocks and (to a lesser extent) preferred equity securities, and therefore a principal risk of investing in the fund is equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Option Risk. There are several risks associated with transactions in options on securities, as follows:

•	There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.
•	As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline.
•	The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.
•	There can be no assurance that a liquid market will exist when the fund seeks to close out an option position. If the fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
•	The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.
•	The value of call options will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration. Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of events affecting the underlying equity security. A reduction in the exercise price of an option would reduce the fund’s capital appreciation potential on the underlying security.

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•	When the fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. Also, while the fund’s potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the fund risks a loss equal to the entire value of the stock.
•	If a put option purchased by the fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the fund will lose its entire investment in the option.

The fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. The number of options which the fund may write or purchase may be affected by options written or purchased by other clients of the fund’s investment adviser or its affiliates.

Tax Risk. The fund will generate taxable income and therefore is subject to tax risk. In addition to option premium income, most or all of the gains from the sale of the underlying securities held by the fund on which options are written may be short-term capital gains taxed at ordinary income rates in any particular year. Because the fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying stocks may force the fund to realize capital gains or losses at inopportune times. The fund’s transactions in options are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income, (ii) treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), and (vi) cause the fund to recognize income or gain without a corresponding receipt of cash.

Mid-Cap Company Risk. The fund’s investments in mid-capitalization companies may entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some growth-oriented companies may not have established financial histories; often have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Active Trading Risk. Because the fund may engage in active and frequent trading of portfolio securities to achieve the fund’s investment objective, the fund may have increased costs, which can lower the actual return of the fund. Active trading may also increase short-term gains and losses, which may affect taxes that must be paid.

Concentration Risk. To the extent that the fund makes substantial investments in a single sector, the fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad market index, as well as the CBOE BuyWrite Monthly Index which is provided because of the fund’s option writing strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	Q4 2011	12.82%
Worst Calendar Quarter:	Q3 2011	-10.21%

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Average Annual Total Returns

For Periods Ended December 31, 2012

		1 Year	Since Inception 10/31/2009	Since Inception 7/31/12
Class Y Shares –	Return Before Taxes	9.47%	7.27%	N/A
	Return After Taxes on Distributions	6.25%	4.48%	N/A
	Return After Taxes on Distributions and Sale of Fund Shares	6.33%	4.65%	N/A
Class R6 Shares –	Return Before Taxes	N/A	N/A	4.70%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)		16.00%	12.99%	4.50%
CBOE S&P 500 BuyWrite Monthly Index (reflects no deduction for sales charges, account fees, expenses or taxes)		5.20%	8.09%	-0.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class Y shares. After-tax returns for Class R6 shares will vary.

Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. Frank Burgess (Chairman of the Board and Founder of Madison Investment Holdings, Inc., the parent company of Madison Asset Management, LLC) and Ray DiBernardo, CFA (Vice President, Portfolio Manager) co-manage the fund. Messrs. Burgess and DiBernardo have served in this capacity since inception of the fund in November 2009.

Purchase and Sale of Fund Shares
Class Y Shares are available for purchase by allocation funds managed by Madison, in fee-based managed account programs sponsored by Madison and/or its affiliates, and through orders placed by dealers and financial intermediates that have entered into special arrangements with the fund’s distributor. Under these circumstances, the minimum initial investment requirement is $1,000 for non-retirement accounts and $500 for retirement accounts, with a minimum subsequent investment of $50 for all accounts; provided that these minimums may be waived in certain situations. Class Y shares are also available for purchase directly from the fund with a minimum initial investment to establish an account of $25,000 for non-retirement accounts and retirement accounts, and a minimum subsequent investment of $50 for all accounts; provided that these minimums are waived for the following investors:

•	Any shareholder of the fund as of the close of business on April 19, 2013
•	Employees of Madison or its affiliates
•	Investment advisory clients of Madison or its affiliates

These waivers may be discontinued at any time.

Class R6 shares are generally available only to retirement plan investors and, subject to a minimum initial investment of $500,000, certain other institutional investors. The fund reserves the right to lower the minimum initial investment amount on a case-by-case basis if deemed to be in the interest of the fund. Class R6 shares are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPS, SARSEPs, SIMPLE IRAs or individual 403(b) plans.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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FUND SUMMARY

MADISON LARGE CAP VALUE FUND

Investment Objective
The Large Cap Value Fund seeks long-term capital growth, with income as a secondary consideration.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management Fees	0.55%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.36%
Total Annual Fund Operating Expenses	0.91%

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$93	$290	$504	$1,120

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies
 The fund will, under normal market conditions, maintain at least 80% of its net assets (including borrowings for investment purposes) in large cap stocks (generally, stocks with a market capitalization of the companies represented in the Russell 1000® Value Index—as of the most recent reconstitution date, the low end of the range of market capitalizations included in this index was $263 million). The fund follows what is known as a “value” approach, which generally means that the manager seeks to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The fund will diversify its holdings among various industries and among companies within those industries. The fund may also invest in warrants, convertible securities, preferred stocks and debt securities (including non-investment grade debt securities). The fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (“ADRs”) and emerging market securities, and may invest in exchange traded funds (“ETFs”) that are registered investment companies.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values.

The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

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Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
As with any fund that invests in stocks and also seeks income, this fund is subject to market risk and, to a lesser extent, interest rate risk, meaning the value of your investment will fluctuate in response to stock market and interest rate movements. The fund’s investments may rise and/or fall based upon investor perception and attitude rather than economic valuations. You could lose money as a result of your investment. Additional risks associated with owning the fund are set forth below.

Value Investing Risk. The fund primarily invests in “value” oriented stocks which may help limit the risk of negative portfolio returns. However, these “value” stocks are subject to the risk that their perceived intrinsic values may never be realized by the market, and to the risk that, although the stock is believed to be undervalued, it is actually appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.

Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	3Q 2009	14.71%
Worst Calendar Quarter:	4Q 2008	-20.82%

Average Annual Total Returns
For Periods Ended December 31, 2012

		1 Year	5 Years	Since Inception 6/30/06
Class Y Shares –	Return Before Taxes	11.50%	-0.73%	1.67%
	Return After Taxes on Distributions	11.22%	-1.10%	1.19%
	Return After Taxes on Distributions and Sale of Fund Shares	7.85%	-0.76%	1.22%
Russell 1000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes)		17.51%	0.59%	2.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. John Brown, CFA (Vice President, Portfolio Manager) and Jay Sekelsky, CPA and CFA (Executive Director, Chief Investment Officer), co-manage the fund. Mr. Brown has served in this capacity since July 2009, and Mr. Sekelsky has served in this capacity since July 2010.

Purchase and Sale of Fund Shares
Class Y Shares are available for purchase by allocation funds managed by Madison, in fee-based managed account programs sponsored by Madison and/or its affiliates, and through orders placed by dealers and financial intermediates that have entered into special arrangements with the fund’s distributor. Under these circumstances, the minimum initial investment requirement is $1,000 for non-retirement accounts and $500 for retirement accounts, with a minimum subsequent investment of $50 for all accounts; provided that these minimums may be waived in certain situations. Class Y shares are also available for purchase directly from the fund with a minimum initial investment to establish an account of $25,000 for non-retirement accounts and retirement accounts, and a minimum subsequent investment of $50 for all accounts; provided that these minimums are waived for the following investors:

•	Any shareholder of the fund as of the close of business on April 19, 2013
•	Employees of Madison or its affiliates
•	Investment advisory clients of Madison or its affiliates

These waivers may be discontinued at any time.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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FUND SUMMARY

MADISON LARGE CAP GROWTH FUND

Investment Objective
The Large Cap Growth Fund seeks long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management Fees	0.75%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.95%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$97	$303	$525	$1,166

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies
 The fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets (including borrowings for investment purposes) in such large cap stocks (generally, stocks with a market capitalization of the companies in the Russell 1000® Growth Index—as of the most recent reconstitution date, the low end of the range of market capitalizations included in this index was $1.275 billion). The fund seeks stocks that have low market prices relative to their perceived growth capabilities as estimated based on fundamental analysis of the issuing companies and their prospects. This is sometimes referred to as a “growth” approach. Relative to the Large Cap Value Fund, the Large Cap Growth Fund typically will seek more earnings growth capability in the stocks it purchases, and may include some companies undergoing more significant changes in their operations or experiencing significant changes in their markets. The fund will diversify its holdings among various industries and among companies within those industries. The fund may also invest in warrants, preferred stocks and convertible securities, and may invest up to 25% of its assets in foreign securities, including American Depository Receipts (“ADRs”) and emerging market securities. The fund may invest in exchange traded funds (“ETFs”) that are registered investment companies. The Fund has an active trading strategy which will lead to more portfolio turnover than a more passively-managed fund.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its perceived value or other stocks appear more attractively priced relative to their prospects.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

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Principal Risks
As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of an investment may fluctuate in response to stock market movements. You could lose money as a result of your investment. Additional risks associated with owning the fund are set forth below.

Growth Investing Risk. Due to its focus on stocks that may appreciate in value and lack of emphasis on those that provide current income, this fund will typically experience greater volatility over time than a large cap value security.

Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Active Trading Risk. Because of the fund’s strategy to engage in active and frequent trading of portfolio securities to achieve the fund’s investment objective, the fund may have increased costs, which can lower the actual return of the fund. Active trading may also increase short-term gains and losses, which may affect taxes that must be paid.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	2Q 2009	14.18%
Worst Calendar Quarter:	4Q 2008	-21.46%

Average Annual Total Returns

For Periods Ended December 31, 2012

		1 Year	5 Years	Since Inception 6/30/06
Class Y Shares –	Return Before Taxes	11.16%	1.15%	4.07%
	Return After Taxes on Distributions	11.05%	1.07%	4.01%
	Return After Taxes on Distributions and Sale of Fund Shares	7.39%	0.95%	3.50%
Russell 1000® Growth Index (reflects no deduction for sales charges, account fees, expenses or taxes)		15.26%	3.12%	5.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. Bruce Ebel, CFA (Vice President, Portfolio Manager) manages the fund. Mr. Ebel has served in this capacity since 2005.

Purchase and Sale of Fund Shares
Class Y Shares are available for purchase by allocation funds managed by Madison, in fee-based managed account programs sponsored by Madison and/or its affiliates, and through orders placed by dealers and financial intermediates that have entered into special arrangements with the fund’s distributor. Under these circumstances, the minimum initial investment requirement is $1,000 for non-retirement accounts and $500 for retirement accounts, with a minimum subsequent investment of $50 for all accounts; provided that these minimums may be waived in certain situations. Class Y shares are also available for purchase directly from the fund with a minimum initial investment to establish an account of $25,000 for non-retirement accounts and retirement accounts, and a minimum subsequent investment of $50 for all accounts; provided that these minimums are waived for the following investors:

•	Any shareholder of the fund as of the close of business on April 19, 2013
•	Employees of Madison or its affiliates
•	Investment advisory clients of Madison or its affiliates

These waivers may be discontinued at any time.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

20

FUND SUMMARY

MADISON MID CAP FUND

Investment Objective
The Mid Cap Fund seeks long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.15%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$117	$365	$663	$1,398

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
 The fund invests generally in common stocks, securities convertible into common stocks and related equity securities of “midsize” companies (for this purpose, “midsize” is defined as those companies with market capitalizations of between $500 million and $25 billion). Under normal market conditions, the fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in such mid cap securities. The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The fund’s portfolio manager believes in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation. As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment (this strategy is referred to as “growth at a reasonable price” or “GARP”). The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies, warrants, preferred stocks and debt securities, including non-investment grade convertible debt securities, and up to 25% of its assets in foreign securities (including emerging market securities). Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

21

Principal Risks
As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements. You could lose money as a result of your investment. Additional risks associated with owning the fund are set forth below.

Mid Cap Risk. The fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies. Midsize companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some midsize companies may not have established financial histories; may have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	2Q 2009	27.79%
Worst Calendar Quarter:	4Q 2008	-32.85%

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Average Annual Total Returns
For Periods Ended December 31, 2012

		1 Year	5 Years	Since Inception 6/30/2006
Class Y Shares –	Return Before Taxes	15.91%	2.49%	4.81%
	Return After Taxes on Distributions	15.91%	2.49%	4.79%
	Return After Taxes on Distributions and Sale of Fund Shares	10.34%	2.13%	4.16%
Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)		17.28%	3.57%	5.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. Richard Eisinger (Managing Director, Portfolio Manager) and Matt Hayner, CFA (Vice President, Portfolio Manager) co-manage the fund. Messrs. Eisinger and Hayner have served in this capacity since March 2010.

Purchase and Sale of Fund Shares
Class Y Shares are available for purchase by allocation funds managed by Madison, in fee-based managed account programs sponsored by Madison and/or its affiliates, and through orders placed by dealers and financial intermediates that have entered into special arrangements with the fund’s distributor. Under these circumstances, the minimum initial investment requirement is $1,000 for non-retirement accounts and $500 for retirement accounts, with a minimum subsequent investment of $50 for all accounts; provided that these minimums may be waived in certain situations. Class Y shares are also available for purchase directly from the fund with a minimum initial investment to establish an account of $25,000 for non-retirement accounts and retirement accounts, and a minimum subsequent investment of $50 for all accounts; provided that these minimums are waived for the following investors:

•	Any shareholder of the fund as of the close of business on April 19, 2013
•	Employees of Madison or its affiliates
•	Investment advisory clients of Madison or its affiliates

These waivers may be discontinued at any time.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

23

FUND SUMMARY

MADISON SMALL CAP FUND

Investment Objective
The Small Cap Fund seeks long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund

Shareholder Fees: (fees paid directly from your investment)	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management Fees	1.00%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.25%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$127	$397	$686	$1,511

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies
 The fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. For purposes of this fund, “small cap companies” are those with market capitalizations that are within the range of capitalizations of companies represented in either the S&P SmallCap 600 Index or the Russell 2000® Index (as of the most recent reconstitution date, the range of market capitalizations included in the Russell 2000® index was $101 million to $2.6 billion; the S&P SmallCap 600 Index does not have an annual or semi-annual reconstitution – rather, changes are made as deemed necessary by S&P so that as of 6-30-12, the range of market capitalizations included in the index was $30 million to $3.3 billion). Under normal market conditions, the fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in small cap securities. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of issuers the subadviser believes have attractive valuations. The subadviser focuses on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market. Through fundamental research, the subadviser seeks to identify those companies which possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average. The fund may invest up to 25% of its assets in foreign securities, including emerging market securities. The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

24

Principal Risks
As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements. You could lose money as a result of your investment. Additional risks associated with owning the fund are set forth below.

Small Cap Risk—Price Volatility. Due to its focus on small cap companies, the fund may experience significant volatility over time. Small companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. The securities of smaller companies also experience greater price volatility than securities of larger capitalization companies.

Small Cap Risk—Illiquidity. During certain periods, the liquidity of the securities of small cap companies may shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions. This liquidity risk could translate into losses for the fund if it has to sell illiquid securities at a disadvantageous time. The costs of purchasing or selling securities of small capitalization companies are often greater than those of more widely traded securities. Securities of smaller capitalization companies can also be difficult to value.

Value Investing Risk. A “value” approach to investing includes the risks that a stock’s perceived intrinsic value may never be realized by the market, and that a stock that is believed to be undervalued actually is appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry. There is also the possibility that the fund may underperform (relative to its benchmark) when speculative, growth securities dominate performance in the Russell 2000® Index.

Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	3Q 2009	21.84%
Worst Calendar Quarter:	4Q 2008	-23.94%

25

Average Annual Total Returns
For Periods Ended December 31, 2012

		1 Year	5 Years	Since Inception 1/9/2007
Class Y Shares–	Return Before Taxes	15.68%	6.67%	5.26%
	Return After Taxes on Distributions	14.73%	6.29%	4.79%
	Return After Taxes on Distributions and Sale of Fund Shares	11.44%	5.70%	4.39%
Russell 2000® Index (reflects no deduction for sales charges, account fees, expenses or taxes)		16.35%	3.56%	2.92%
Russell 2000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes)		18.05%	3.55%	1.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC (“Madison”). Madison has delegated the day-to-day responsibility of managing the fund to Wellington Management Company, LLP (“Wellington Management”). Timothy McCormack, CFA (Senior Vice President and Equity Portfolio Manager of Wellington Management) is the fund’s portfolio manager, and Shaun Pedersen (Senior Vice President and Equity Portfolio Manager of Wellington Management) is involved in portfolio management and securities analysis for the fund. Mr. McCormack has served in this capacity since July 2008, and Mr. Pedersen has served in this capacity since 2006.

Purchase and Sale of Fund Shares
Class Y Shares are available for purchase by allocation funds managed by Madison, in fee-based managed account programs sponsored by Madison and/or its affiliates, and through orders placed by dealers and financial intermediates that have entered into special arrangements with the fund’s distributor. Under these circumstances, the minimum initial investment requirement is $1,000 for non-retirement accounts and $500 for retirement accounts, with a minimum subsequent investment of $50 for all accounts; provided that these minimums may be waived in certain situations. Class Y shares are also available for purchase directly from the fund with a minimum initial investment to establish an account of $25,000 for non-retirement accounts and retirement accounts, and a minimum subsequent investment of $50 for all accounts; provided that these minimums are waived for the following investors:

•	Any shareholder of the fund as of the close of business on April 19, 2013
•	Employees of Madison or its affiliates
•	Investment advisory clients of Madison or its affiliates

These waivers may be discontinued at any time.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

26

FUND SUMMARY

MADISON INTERNATIONAL STOCK FUND

Investment Objective
The International Stock Fund seeks long-term growth of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management Fees	1.05%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.35%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$137	$428	$739	$1,624

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies
 Under normal market conditions, the fund invests at least 80% of its net assets (including borrowings for investment purposes) in the stock of foreign companies. For this purpose, a foreign company is one whose principal operations are located outside the U.S., or that is organized outside the U.S., whose securities are principally traded outside of the U.S., and/or whose securities are quoted or denominated in a foreign currency. The types of stocks that the fund may invest in include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American Depository Receipts (“ADRs”) (which are receipts typically issued by a U.S. financial institution which evidence ownership of underlying securities of foreign corporate issuers), European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”). EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets. The fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts. The fund usually holds securities of issuers located in at least three countries other than the U.S.

Typically, a majority of the fund’s assets are invested in relatively large capitalization stocks of issuers located or operating in developed countries. Such securities are those issued by companies located in countries included in the Morgan Stanley Capital International, Europe, Australasia, and Far East (“MSCI EAFE”) Index. The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The subadviser typically maintains this segment of the fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. This is sometimes referred to as a “value” approach. It may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

27

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
As with any fund investing in stocks, the fund is subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements. You could lose money as a result of your investment. Additional risks associated with owning the fund are set forth below.

Foreign Security Risk. Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. These risks may make the fund more volatile than a comparable domestic stock fund. For example, foreign securities are typically subject to:

•	Fluctuations in currency exchange rates.
•	Higher trading and custody charges compared to securities of U.S. companies.
•	Different accounting and reporting practices than U.S. companies. As a result, it is often more difficult to evaluate financial information from foreign issuers. Also, the laws of some foreign countries limit the information that is made available to investors.
•	Less stringent securities regulations than those of the U.S.
•	Potential political instability.
•	Potential economic instability. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.

The risks of international investing are higher in emerging markets such as those of Latin America, Africa, Asia and Eastern Europe.

Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	2Q 2009	21.44%
Worst Calendar Quarter:	3Q 2011	18.19%

Average Annual Total Returns
For Periods Ended December 31, 2012

		1 Year	5 Years	Since Inception 6/30/2006
Class Y Shares –	Return Before Taxes	20.29%	-1.48%	2.62%
	Return After Taxes on Distributions	20.26%	-1.75%	1.58%
	Return After Taxes on Distributions and Sale of Fund Shares	13.71%	-1.21%	2.12%
MSCI EAFE Index (net) (reflects no deduction for sales charges, account fees, expenses or taxes)		17.32%	-3.69%	0.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC (“Madison”). Madison has delegated the day-to-day responsibility of managing the fund to Lazard Asset Management LLC (“Lazard”). John Reinsberg (Deputy Chairman of Lazard), Michael Bennett, CPA (Managing Director and Portfolio Manager of Lazard), Michael Fry (Managing Director and Portfolio Manager of Lazard), and Michael Powers (Managing Director and Portfolio Manager of Lazard) co-manage the fund. Messrs. Reinsberg and Bennett have co-managed the fund since its inception, and Mr. Fry joined the team in 2002 while Mr. Powers joined the team in 2005.

Purchase and Sale of Fund Shares
Class Y Shares are available for purchase by allocation funds managed by Madison, in fee-based managed account programs sponsored by Madison and/or its affiliates, and through orders placed by dealers and financial intermediates that have entered into special arrangements with the fund’s distributor. Under these circumstances, the minimum initial investment requirement is $1,000 for non-retirement accounts and $500 for retirement accounts, with a minimum subsequent investment of $50 for all accounts; provided that these minimums may be waived in certain situations. Class Y shares are also available for purchase directly from the fund with a minimum initial investment to establish an account of $25,000 for non-retirement accounts and retirement accounts, and a minimum subsequent investment of $50 for all accounts; provided that these minimums are waived for the following investors:

•	Any shareholder of the fund as of the close of business on April 19, 2013
•	Employees of Madison or its affiliates
•	Investment advisory clients of Madison or its affiliates

These waivers may be discontinued at any time.

You may purchase or redeem shares of the fund on any day the New York Stock Exchange is open for business. Purchases may be made by check, wire, telephone, exchange or Internet. Redemptions may be made by letter, telephone, exchange or Internet.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

ADDITIONAL RISKS

Investing in the funds involves risk. In addition to the other risks described in this prospectus, you should understand what we refer to as “unknown market risks.” While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times these investments have produced surprises for even the savviest investors. Those who enjoyed growth and income of their investments were rewarded for the risks they took by investing in the markets. When the rare calamity strikes, the word “security” itself seems a misnomer. Although we seek to appropriately address and manage the risks we have identified in this prospectus, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware and, therefore, have not identified in this prospectus. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investment in the funds. Unforeseen events have the potential to upset the best laid plans of man, and could, under certain circumstances, produce a material loss of the value of some or all of the funds.

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YOUR ACCOUNT

The following pages describe the differences between the funds’ share classes offered through this prospectus, and explain how you can invest with Madison Funds® (the “Trust”). Note: most of the information on how to open an account and how to purchase, exchange, or sell shares will not be relevant to you if you invest in the funds through a brokerage account or retirement plan recordkeeper. If you have such an account, simply contact your financial advisor and they will be able to assist you with all your transaction needs. Regardless of the type of account, the first step to investing with Madison Funds is to carefully read this entire prospectus. The funds may only be sold in states where they are notice filed or registered. Some funds and share classes appearing in this prospectus may not be available for purchase in all jurisdictions.

Choosing a Share Class
The Trust offers three classes of shares through this prospectus: Class A, Class Y and Class R6. Not all share classes are offered by all funds. Other share classes are available through a separate prospectus. Each share class offered within a fund represents investments in the same portfolio of securities, but each class has its own expense structure, which allows you to choose the one that best meets your needs. For a description of the expenses imposed on each class, please see the “FUND SUMMARIES—Fees and Expenses” section for the fund in which you are interested. Class A, Class Y and Class R6 shares are described in more detail below.

Class A Shares. Class A shares, which are offered in this prospectus by the Cash Reserves Fund only, typically charge a front-end sales charge or “load” that is deducted from your initial investment. However, the Class A shares of the Cash Reserve Fund do not charge any such load, and are available for purchase by all shareholders.

Class Y Shares. Class Y shares, which are offered in this prospectus by all funds except the Cash Reserve Fund, do not impose a front-end sales charge, any Rule 12b-1 distribution or service fees, or a contingent deferred sales charge. Class Y shares are only available for purchase (i) by asset allocation funds managed by Madison and/or its affiliates which are offered through separate prospectuses, (ii) in fee-based managed account programs sponsored by Madison and/or its affiliates, and (iii) through orders placed by dealers and financial intermediaries that have entered into special arrangements with the funds’ distributor. Class Y shares are also available for purchase directly from the funds, subject to minimum investment requirements.

Class R6 Shares. Class R6 shares, which are offered in this prospectus by the Equity Income Fund only, do not impose a front-end sales charge, any Rule 12b-1 distribution or service fees, or a contingent deferred sales charge. Class R6 shares, which incur lower total annual fund operating expenses than other share classes offered by the funds in this prospectus, are generally available only to 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and other qualified retirement plans, and nonqualified deferred compensation plans offered through retirement plan intermediaries. Class R6 shares are also generally available only to retirement plans where plan level or omnibus accounts are held on the transfer agency books of the fund. In addition, Class R6 shares are generally available to corporations and other institutions, such as trusts, endowments and foundations, with a minimum initial investment of $500,000. The funds reserve the right to lower the minimum initial investment amount on a case-by-case basis if deemed to be in the interest of the funds. Class R6 shares are not available to retail non-retirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPS, SARSEPs, SIMPLE IRAs or individual 403(b) plans.

Each individual’s investment needs are different. You should speak with your financial advisor to review your investment objectives, which will help you decide which share class is right for you.

How to Contact Us

You can reach a Madison Funds shareholder services representative by calling 1-800-877-6089 weekdays, 8:00 a.m. to 7:00 p.m., Central Time. Mail all general inquiries, new account applications and transaction requests as follows:

Regular Mail:	Express, Certified or Registered Mail:
Madison Funds	Madison Funds
P. O. Box 8390	c/o Boston Financial Data Services
Boston, MA 02266-8390	30 Dan Road
Canton, MA 02021-2809

Opening an Account
1.	Carefully read this prospectus.
2.	Determine how much you want to invest.
3.	Carefully complete the appropriate parts of the account application, including the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional form if you want to add privileges later. If you have questions, please contact your financial advisor or Madison Funds.

When opening a new account, the funds are required by law to obtain certain personal information from you to verify your identity, including name, address, date of birth, and other information that will allow us to identify you. If you do not provide the information, the funds’ transfer agent, on behalf of the funds, may not be able to open your account. If the transfer agent is unable to verify your identity, the funds reserve the right to close your account or take such other action deemed reasonable or required by law.

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Purchasing Shares
The following explains how to purchase shares by check, wire, phone, exchange or Internet. You may purchase shares at any time by complying with the minimum investment requirements described in “FUND SUMMARIES—Purchase and Sale of Fund Shares.” Upon request, your shares will be purchased at the next net asset value (“NAV”) calculated after your order is accepted in good order by the fund. “Good order” means that the request includes the information described in the table below.

OPENING AN ACCOUNT	ADDING TO AN ACCOUNT
BY CHECK
Make out a check for the investment, payable to Madison Funds.	Make out a check for the investment amount, payable to Madison Funds.
Deliver the check and your completed application to your financial advisor or mail to Madison Funds.	Complete the detachable investment slip from your account statement. If no slip is available, send a letter specifying the fund name, share class, your account number, the name in which the account is registered, and the amount of your investment to be sent by check. Mail to Madison Funds.
A charge of $30 will be assessed for each returned check occurrence.
BY WIRE
Deliver your completed application to your financial advisor or mail to Madison Funds.	Call Madison Funds at 1-800-877-6089. Provide the fund name, share class, your account number, the name in which the account is registered, and the amount of your investment to be sent by wire.
Obtain your account number by calling your financial advisor or Madison Funds at 1-800-877-6089.

Instruct your financial institution to wire theamount of your investment to State Street Bank & TrustCompany, as indicated.

Instruct your financial institution to wire the amount of your investment to State Street Bank & Trust Company:
ABA#: 0110-0002-8
FBO: Madison Funds
DDA#: 9905-510-5 FBO: (Shareholder name/account number)

BY PHONE
Not currently available.	Call Madison Funds at 1-800-877-6089 to verify that these features are in place on your account. You are automatically eligible to purchase shares by phone, upon set-up of ACH electronic funds transfer, unless you indicate otherwise in the account options section of your application.
To place your purchase order, call Madison Funds between 8:00 a.m. and 7:00 p.m., Central Time, or use our automated touchtone services 24-hours a day.
BY EXCHANGE
(Available for most accounts and amounts that meet fund minimums.)
Make sure that you have a current prospectus for the Madison Funds, which can be obtained by calling your financial advisor or Madison Funds at 1-800-877-6089.	Make sure that you have a current prospectus for the Madison Funds, which can be obtained by calling your financial advisor or Madison Funds at 1-800-877-6089.
Call your financial advisor, Madison Funds at 1-800-877-6089, or use the Internet at www.madisonfunds.com to request an exchange. You can only open up a new fund position in an existing account by exchange.	Call your financial advisor, Madison Funds at 1-800-877-6089, or use the Internet at www.madisonfunds.com to request an exchange.
BY INTERNET
(Access 24 hours a day at www.madisonfunds.com.)
You cannot open a new account on the Internet.	Call Madison Funds at 1-800-877-6089 to verify that these features are in place on your account. You are automatically eligible to purchase shares by Internet, upon set-up of ACH electronic funds transfer, unless you indicate otherwise in the account options section of your application. Alternatively, you may check your profile on the Internet. The feature button will be activated if you are eligible to purchase shares.
Purchase orders received in good order by the fund after the close of regular trading on the New York Stock Exchange
(usually 3:00 p.m., Central Time; 4:00 p.m., Eastern Time), will be processed using the next day’s NAV.

Purchasing by Exchange
Within an account, you may exchange shares of one fund for shares of the same class of another fund subject to the minimum investment requirements of the fund purchased, except that exchanges of (i) Class Y shares of any fund may be exchanged for Class A shares of the Cash Reserves Fund, and (ii) Class R6 shares of the Equity Income Fund may only be exchanged for Class A shares of the Cash Reserves Fund.

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With the exception of the Cash Reserves Fund, and except as may be approved by the Chief Compliance Officer of the funds, only five (5) exchanges are allowed per fund in a calendar year. If you establish a systematic exchange or automatic account rebalancing program (see the “YOUR ACCOUNT—Additional Investor Services” section), those exchanges are not included in the exchange limit or redemption fee policies. The funds reserve the right to require that previously exchanged shares (and reinvested dividends) be in a fund for 90 days before an investor is permitted a new exchange. A fund may change its exchange policy at any time upon 60 days’ notice to its shareholders.

It is important to note that additional restrictions may apply if you invest through a financial intermediary. Madison Funds will work with financial intermediaries, such as broker/dealers, investment advisers and record keepers, to apply the funds’ exchange limit guidelines, but in some instances, the fund is limited in its ability to monitor the trade activity or enforce the funds’ exchange limit guidelines in such accounts. In addition, a different exchange limit may apply for accounts held by certain institutional retirement plans to conform to plan exchange limits.

Selling Shares
The following explains how to sell your shares by letter, phone, exchange or Internet. You may sell shares at any time. Upon request, your shares will be sold at the next NAV calculated after your order is accepted in good order by the fund. “Good order” means that the request includes the fund and account number, amount of transaction, signatures of the owners as noted below and a Medallion Signature Guarantee (a “medallion guarantee”) if required.

In certain circumstances, to protect you and the funds, you will need to make your request to sell shares in writing, which may require sending additional documents. In addition, you will need to obtain a medallion guarantee if the redemption is:

•	over $75,000;
•	made payable to someone other than the registered shareholder(s); or
•	mailed to an address other than the address of record, or an address that has been changed within the last 30 days.

You can generally obtain a medallion guarantee from a financial institution, a broker or securities dealer, or a securities exchange or clearing agency. A notary public CANNOT provide a medallion guarantee. Madison Funds reserves the right to require a medallion guarantee on any redemption.

SELLING SHARES
BY LETTER (Available for accounts of any type and sales of any amount.)
Write a letter of instruction indicating your account number, fund name, the name in which the account is registered and the dollar value or number of shares you wish to sell. Mail your letter, and any other required materials, to Madison Funds. A check will be mailed to the name and address in which the account is registered.
If you are:		A written letter of instruction to sell shares must include:
An owner of an individual, joint, sole proprietorship, UGMA/UTMA (custodial accounts for minors) or general partner account	•	The signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.
	•	Medallion guarantee if applicable.
An owner of a corporate or association account	•	The signature of the person(s) authorized to sign for the account.
	•	Medallion guarantee required.
An owner or trustee of a trust account	•	The signature(s) of the trustee(s).
	•	Medallion guarantee required.
A joint tenancy shareholder whose co-tenant is deceased	•	The signature of the surviving tenant.
	•	Tax waiver (if applicable in your state).
	•	Medallion guarantee required.
An executor of a shareholder’s estate	•	The signature of the executor.
	•	Tax waiver (if applicable in your state).
	•	Medallion guarantee required.
For other account types not listed above, please call Madison Funds at 1-800-877-6089 for instructions.
BY PHONE (Available for most accounts and sales of up to $75,000 per day.)
To place your redemption order, call Madison Funds between 8:00 a.m. and 7:00 p.m., Central Time, or use our automated touchtone services 24-hours a day. Redemption requests may be placed on all business days (excluding market holidays). Checks are generally mailed the next business day after the redemption request is effective.
Redemption proceeds can be sent by electronic funds transfer (“EFT”) provided that you have pre-authorized banking information on file with Madison Funds. Redemption proceeds from EFT transactions are generally available by the second business day. Madison Funds does not charge for EFT; however, your financial institution may charge a fee for this service.
Amounts of $1,000 or more can be wired on the next business day, provided that you have pre-authorized the wiring of funds and the needed information is on file with Madison Funds. A $15 fee will be deducted from your account to send the wire; your financial institution may charge an additional fee to accept the wired funds.

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SELLING SHARES
BY EXCHANGE (Available for most accounts and amounts that meet fund minimums.)
Make sure that you have a current prospectus for the Madison Funds, which can be obtained by calling your financial advisor or Madison Funds at 1-800-877-6089. Call your financial advisor, Madison Funds, or use the Internet at www.madisonfunds.com to execute the exchange.
BY INTERNET
You cannot redeem your shares on the Internet.
Redemption requests received in good order by the fund after the close of regular trading on the New York Stock Exchange (usually 3:00 p.m., Central Time; 4:00 p.m., Eastern Time), will be processed using the next day’s NAV.

General Policies

Limitation on Purchases. If you purchase shares by check and your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. A charge of $30 will be assessed for each returned check occurrence. We do not accept third-party checks, starter checks, credit cards, credit card checks, or cash to purchase shares. All purchase payments must be denominated in U.S. dollars and drawn on or from U.S. financial institutions.

Pricing of Fund Shares.The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 3:00 p.m., Central Time) by dividing the net assets of each fund and class by the number of shares outstanding of that fund and class. Transaction requests received after the close of regular trading on the New York Stock Exchange (usually 3:00 p.m., Central Time), will be processed using the next day’s NAV. The NAV per share for each fund and class is not determined on days the New York Stock Exchange is closed for trading. The New York Stock Exchange is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For all funds other than the Cash Reserves Fund, a fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares.

If quotations are not readily available for a security or other portfolio investment, or if it is believed that a quotation or other market price for a security or other portfolio investment does not represent its fair value, Madison may value the security or investment using procedures approved by the Board of Trustees of the Trust that are designed to establish its “fair” value. The fair valuation procedures may be used to value any investment of any fund in the appropriate circumstances. Securities and other investments valued at their “fair” value entail significantly greater valuation risk than do securities and other investments valued at an established market value.

Madison relies on its fair value procedures most often in connection with foreign securities whose principal trading market(s) is outside the U.S. and/or are denominated in a foreign currency. From time to time, events occur that affect the issuers of such foreign securities or the securities themselves, or information about the issuer or securities becomes available, after the close of trading in the securities but before the close of regular trading on the New York Stock Exchange (usually 3:00 p.m., Central Time). In these situations, the fair value of the foreign security may be something other than the last available quotation or other market price. With regard to such foreign securities, the fair valuation procedures include consultation with an independent “fair value” pricing service. Nonetheless, Madison separately evaluates each such foreign security and may, in conformity with the fair valuation procedures, establish a different fair value than that reached by the independent pricing service or other financial institutions or investment managers.

Determining the fair value of securities involves consideration of objective factors as well as the application of subjective judgments about their issuers and the markets in which they are traded. A number of methodologies are available for determining the value of securities for which there is no clear market value or for which after-market events make prior market values unreliable. The value established by Madison under the fair valuation procedures for any security or other investment (or underlying fund) may vary from the last quoted sale price or market close price, or from the value given to the same security or investment by: (1) an independent pricing service; (2) other financial institutions or investment managers; or (3) Madison, had it used a different methodology to value the security. Madison Funds and Madison cannot assure that a security or other portfolio investment can be sold at the fair value assigned to it at any time.

The securities held by the Cash Reserves Fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than evaluating actual changes in the market value of the instrument. The Cash Reserves Fund’s NAV is normally expected to be $1 per share.

To the extent the funds hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the funds do not price their shares, the NAV of such funds’ shares may change on days when shareholders will not be able to purchase or redeem the funds’ shares.

Buy and Sell Prices. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Purchase orders and redemption and exchange requests will be executed at the price next determined after the order or request is received in good order by Madison Funds, as described in “YOUR ACCOUNT—Purchasing Shares” and “YOUR ACCOUNT—Selling Shares.”

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Disclosure of Portfolio Information. Portfolio holdings information is available on the funds’ website at www.madisonfunds.com. In addition, a complete description of the funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI. Please see the back cover of this prospectus for information about the SAI.

Execution of Requests. Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received in good order by Madison Funds. In unusual circumstances, a fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities law.

Sales in Advance of Purchase Payments.When you place a request to sell shares for which the purchase payment has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to seven business days after the purchase.

Frequent Purchases and Redemptions of Fund Shares. Madison Funds discourages investors from using the funds to frequently trade or otherwise attempt to “time” the market. As a result, the funds reserve the right to reject a purchase or exchange request for any reason.

Market Timing. It is the policy of the Madison Funds to block shareholders or potential shareholders from engaging in harmful trading behavior, as described below, in any Madison Fund other than the Cash Reserves Fund. To accomplish this, the funds reserve the right to reject a purchase or exchange request for any reason, without notice. This policy does not affect a shareholder’s right to redeem an account. In addition, the funds have written agreements in place with intermediaries who hold fund shares on behalf of others (e.g., brokers, banks and plan administrators) which give the funds the authority to identify third parties who invest in the funds through such intermediaries so that the funds can prevent them from engaging in harmful frequent trading and market-timing activity as described below.

Identifiable Harmful Frequent Trading and Market-Timing Activity. Madison Funds defines harmful trading activity as that activity having a negative effect on portfolio management or fund expenses. For example, a fund subject to frequent trading or “market-timing” must maintain a large cash balance in order to permit the frequent purchases and redemptions caused by market-timing activity. Cash balances must be over and above the “normal” cash requirements the fund keeps to handle redemption requests from long-term shareholders, to buy and sell portfolio securities, etc. By forcing a fund’s portfolio manager to keep greater cash balances to accommodate market timing, the fund may be unable to invest its assets in accordance with the fund’s investment objectives. Alternatively, harmful trading activity may require frequent purchase and sale of portfolio securities to satisfy cash requirements. To the extent market-timing activity of this sort requires the affected fund to continually purchase and sell securities, the fund’s transaction costs will increase in the form of brokerage commissions and custody fees. Finally, frequent trading activity results in a greater burden on the affected fund’s transfer agent, increasing transfer agent expenses and, if not actually raising fund expenses, at least preventing them from being lowered.

For all of the above reasons, the funds monitor cash flows and transfer agent activity in order to identify harmful activity. Furthermore, when approached by firms or individuals who request access for market timing activities, the funds decline such requests; when trades are attempted without such courtesy, the funds make every effort to block them and prohibit any future investments from the source of such trades. The funds do not define market-timing by the frequency or amount of trades during any particular time period. Rather, the funds seek to prevent market-timing of any type that harms the funds in the manner described above.

The funds do not currently impose additional fees on market timing activity although the right to do so is reserved upon notice in the future. The funds do not specifically define the frequency of trading that will be considered “market timing” because the goal is to prevent any harm to long-term investors that is caused by any out-of-the-ordinary trading or account activity. As a result, when the funds identify any shareholder activity that causes or is expected to cause the negative results described above, the funds will block the shareholder from making future investments. As a practical matter, Madison Funds’ generally applicable restriction on exchanges per fund to five per year, as described in the “Purchasing By Exchange” section above, limits the occurrence of frequent trading and market-timing activity.

The funds use their discretion to determine whether transaction activity is harmful based on the criteria described above. Except as described below, the funds do not distinguish between shareholders that invest directly with a fund or shareholders that invest with Madison Funds through a broker (either directly or through an intermediary account), an investment adviser or other third party as long as the account is engaging in harmful activity as described above.

Other Risks Associated with Market Timing. Moving money in and out of funds on short notice is a strategy employed by certain investors who hope to reap profits from short-term market fluctuation. This is not illegal, but is discouraged by many funds since it can complicate fund management and, if successfully employed, have a negative impact on performance. In particular, a successful “market-timer” could, over time, dilute the value of fund shares held by long-term investors by essentially “siphoning off” cash by frequently buying fund shares at an NAV lower than the NAV at which the same shares are redeemed. The funds will block ALL identifiable harmful frequent trading and market-timing activity described above regardless of whether the market-timer is successful or unsuccessful. In any event, investors in any of the Madison Funds (other than the Cash Reserves Fund) should be aware that dilution caused by successful market timing by some shareholders is a risk borne by the remaining shareholders.

Exceptions or Other Arrangements. It is possible that a fund will not detect certain frequent trading or market timing activity in

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small amounts that, because of the relatively small size of such activity, is subsumed by the normal day-to-day cash flow of the fund (see the section above entitled “Other Risks Associated with Market Timing”). However, the funds believe their procedures are adequate to identify any market timing activity having the harmful effects identified in the section entitled “Identifiable Harmful Frequent Trading and Market-Timing Activity” regardless of the nature of the shareholder or method of investment in Madison Funds.

Delegation to Certain Intermediaries. Madison Funds may rely on the short-term trading policies enforced by financial intermediaries if, in the discretion of the Madison Funds’ Chief Compliance Officer, such policies are designed to prevent the harm that these policies are designed to address. Intermediary policies relied upon in this manner must be adequately identified in written agreements enforceable by Madison Funds or its distributor on behalf of the funds.

Because the funds discourage market timing in general, Madison Funds does not currently, nor does it intend to, have any arrangements or agreements, formal or informal, to permit any shareholders or potential shareholders to directly or indirectly engage in any type of market-timing activities, harmful or otherwise.

Although the funds believe reasonable efforts are made to block shareholders that engage in or attempt to engage in harmful trading activities, the funds cannot guarantee that such efforts will successfully identify and block every shareholder that does or attempts to do this.

Telephone Transactions. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Madison Funds will take measures to verify the caller’s identity, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. Madison Funds is not responsible for any losses that may occur due to unauthorized telephone calls. Also for your protection, redemption transactions are not permitted via telephone on accounts for which names or addresses have been changed within the past 30 days unless the account has been pre-authorized for EFT or wire redemption privileges to a financial institution account.

Internet Transactions. For your protection, you will need your Social Security and account number to establish access to your account on the Internet. You will be asked to assign a unique password and you will need to use that password on all future visits to verify your identity. Buy and sell prices and valuation of shares procedures are consistent with the policies noted above. Madison Funds is not responsible for any losses that may occur due to unauthorized access.

Householding. To reduce shareholder service expenses, Madison Funds intends to send only one copy of its reports per household regardless of the number of investors at the household or the number of accounts held. However, any investor may obtain additional reports upon request to Madison Funds.

Account Statements. In general, you will receive account statements every quarter, as well as after every transaction (except for any dividend reinvestment or systematic transactions) that affects your account balance and after any changes of name or address of the registered owner(s). Every year you should also receive, if applicable, a Form 1099 tax information statement, which will be mailed to you by January 31.

Research and Other fees. Shareholders who need investment records for years prior to the past calendar year may be charged a research fee of $5 per request (with a maximum fee of $25 per request). The funds reserve the right to impose additional charges, upon 30 days written notice, to cover the costs of unusual transactions. Services for which charges could be imposed include, but are not limited to, processing items sent for special collection, international wire transfers, research and processes for retrieval of documents or copies of documents.

Small Accounts. Due to the high fixed cost of maintaining mutual fund accounts, Madison Funds reserves the right to close any non-retirement accounts (excluding accounts set up with a systematic investment program) that have balances below $1,000. We will mail you a notice asking you to bring the account value up to $1,000 or initiate a systematic investment program. If you do not bring the account value up to $1,000 or initiate a systematic investment program within 60 days, Madison Funds may sell your shares and mail the proceeds to you at your address of record.

Special Redemptions. Although no fund would normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities held by the fund as prescribed by the Board of Trustees. However, Madison Funds has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended. Under that rule, each fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the fund’s NAV at the beginning of such period.

Additional Investor Services

Systematic Investment Program. You may set up regular investments from your financial institution account to the fund of your choice. You determine the frequency and amount of your investments, and you may terminate the program at any time. Investments must be made at least once each quarter and may be as little as $25 per transaction ($50 minimum per fund per month). Systematic investments may be transacted twice monthly, monthly, bimonthly, or quarterly. For more information on purchase minimums, see the “YOUR ACCOUNT—Opening an Account.” To take advantage of the systematic investment program, complete the appropriate parts of your account application or work with your financial advisor.
Payroll Deduction/Direct Deposit Program. If your employer supports a payroll deduction program, you may set up regular investments from your payroll to the fund of your choice. You determine the frequency and amount of your investments, and you

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may terminate the program at any time. Investments may be as little as $25 per transaction ($50 minimum per fund per month). For more information on purchase minimums, see the “YOUR ACCOUNT—Opening an Account.” To take advantage of the payroll deduction program, complete the Madison Funds’ Payroll Deduction/Direct Deposit Form or work with your financial advisor. A new account application must accompany the form if you are opening a new account.

Systematic Withdrawal Program. If your account balance is at least $25,000, you may make systematic withdrawals from your account. You must fill out the relevant portion of your account application, and the payment schedule. All payees must be on the same payment schedule. You determine the frequency (no less than monthly), day of the month, and amount of your withdrawal and you may terminate the program at any time. Each systematic withdrawal must be at least $50 per fund. To take advantage of the systematic withdrawal program on an existing account, contact your financial advisor or Madison Funds at 1-800-877-6089.

Systematic Exchange Program. If your account balance is at least $25,000, you may exchange your shares for the same class of shares of another fund under the systematic exchange program, except that exchanges of (i) Class Y shares of any fund may be exchanged for Class A shares of the Cash Reserves Fund, and (ii) Class R6 shares of the Equity Income Fund may only be exchanged for Class A shares of the Cash Reserves Fund. You determine the frequency (no less than monthly), day of the month, and amount of your exchange and you may terminate the program at any time. Each systematic exchange must be at least $50 per fund. To take advantage of the systematic exchange program, simply complete the appropriate parts of your account application or contact your financial advisor.

Retirement Plans. Shares of Madison Funds may be used to fund a variety of retirement plans, including IRAs, SEPs, 401(k) plans, 457 non-qualified deferred compensation plans, and other pension and profit sharing plans (availability may vary in Puerto Rico). To find out more, call Madison Funds at 1-800-877-6089.

Distributions and Taxes

Schedule of Distributions. The funds generally distribute most or all of their net investment income and capital gains. Capital gain distributions, if any, are typically made in December. Income distributions, if any, are made as follows:

•	Declared daily and paid daily: Cash ReservesFund.
•	Declared monthly and paid monthly: Core Bond and High IncomeFunds.
•	Declared quarterly and paid quarterly: Equity Income Fund.
•	Declared annually and paid annually: Large Cap Value, Large Cap Growth, Mid Cap, Small Cap and International Stock Funds.

Distribution Reinvestments. Many investors have their distribution payments reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your distribution payments will be reinvested on the payment date. Alternatively, you can choose to have a check for your distribution payments mailed to you. However, if, for any reason, the check is not deliverable, your distribution payments will be reinvested and no interest will be paid on amounts represented by the check.

Taxability of Distributions. All distributions that you receive from a fund are generally taxable, whether reinvested or received in cash. Distributions from a fund’s net investment company taxable income (which includes dividends, interest, net short-term capital gains, and net gains from foreign currency transactions), if any, generally are taxable as ordinary income, unless such distributions are attributable to “qualified dividend” income eligible for the reduced rate of tax on long-term capital gains or unless you are exempt from taxation or entitled to a tax deferral. Distributions paid by each fund from net capital gains (the excess of net long-term capital gains over short-term capital losses) are taxable as long-term capital gains whether reinvested or received in cash and regardless of the length of time you have owned your shares. Currently, the maximum rate applicable to long-term capital gains, and thus to qualified dividend income, is set at 15% for most investors, but it is set at 20% for certain high-income investors. Each fund will inform its shareholders of the portion of its dividends (if any) that constitute qualified dividend income.

Generally, “qualified dividend” income includes dividends received during the taxable year from certain domestic corporations and qualified foreign corporations. The portion of a distribution that the fund pays that is attributable to qualified dividend income received by the fund will qualify for such treatment in the hands of the noncorporate shareholders of the fund. If a fund has income of which more than 95% was qualified dividends, all of the fund’s dividends will be eligible for the lower rates on qualified dividends. Certain holding period requirements applicable to both the fund and the shareholder also must be satisfied to obtain qualified dividend treatment.

When a fund makes a distribution, the fund’s NAV decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.

Fund distributions from the Equity Income Fund are expected to be distributions of both net investment company taxable income and net capital gains. Fund distributions from the Large Cap Value, Large Cap Growth, Mid Cap, Small Cap and International Stock Funds are expected to be primarily distributions of net capital gains, and fund distributions from the Cash Reserves, Core Bond and High Income Funds are expected to be primarily distributions of net investment company taxable income.

Taxability of Transactions. Your redemption of fund shares may result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares. An exchange of fund shares for shares in any other fund of Madison Funds generally will have similar tax consequences.

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Withholding.  If you do not furnish Madison Funds with your correct Social Security Number or Taxpayer Identification Number and/or Madison Funds receives notification from the Internal Revenue Service requiring back-up withholding, Madison Funds is required by federal law to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 28% for U.S. residents.

This section is not intended to be a full discussion of tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser. Please see the SAI for more information about taxes.

INVESTMENT ADVISER

General
The funds’ investment adviser is Madison Asset Management, LLC (“Madison”), a subsidiary of Madison Investment Holdings, Inc. (“MIH”), both located at 550 Science Drive, Madison, Wisconsin 53711. As of December 31, 2012, MIH, which was founded in 1974, and its affiliate organizations, including Madison, managed approximately $15 billion in assets, including open-end mutual funds, closed-end funds, separately managed accounts and wrap accounts. Madison is responsible for the day-to-day administration of the funds’ activities. Investment decisions regarding each of the funds can be influenced in various manners by a number of individuals. Generally, all management decisions are the ultimate responsibility of Madison’s Investment Strategy Committee. This committee is comprised of top officers and managers of Madison.

Investment Advisory Agreement
As payment for its services as the investment adviser, Madison receives a management fee based upon the average daily net assets of each fund, which is computed and accrued daily and paid monthly, at the following annual rates (the same rate applies to all share classes of each fund):

Fund	Management Fee[1]	Fund	Management Fee[1]
Cash Reserves[2]	0.40%	Large Cap Growth	0.75%
Core Bond	0.50%	Mid Cap	0.75%
High Income	0.55%	Small Cap	1.00%
Equity Income	0.85%	International Stock	1.05%
Large Cap Value	0.55%

[1]	Except for the Equity Income Fund, each fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.
[2]	Madison may waive fees and reimburse fund expenses to the extent necessary to prevent a negative fund yield. Madison may modify or discontinue any voluntary waiver/reimbursement at any time. There is no guarantee that the fund will be able to avoid a negative yield. Madison does not have the right to recoup these waived fees.

A discussion regarding the basis for the approval of the funds’ investment advisory contracts by the Board of Trustees is contained in the funds’ annual report to shareholders for the period ended October 31, 2012.

Services Agreement
Under a separate services agreement, Madison provides or arranges for each fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows (the same rate applies to all share classes of each fund, except as otherwise noted):

Fund	Service Fee	Fund	Service Fee
Cash Reserves[1]	0.15%	Large Cap Growth	0.20%
Core Bond	0.15%	Mid Cap	0.40%
High Income	0.20%	Small Cap	0.25%
Equity Income[2]	0.15%	International Stock	0.30%
Large Cap Value	0.36%
[1]	Madison may waive fees and reimburse fund expenses to the extent necessary to prevent a negative yield for the fund’s shares. Madison may modify or discontinue any voluntary waiver/reimbursement at any time. Madison does not have the right to recoup these waived fees.
[2]	The annual service fee for the Class R6 shares of this fund is 0.02%.

The fees Madison receives under the services agreement are in addition to and independent of fees received pursuant to the investment advisory agreement. In addition, the funds remain responsible for (i) transaction-related expenses including, but not limited to, brokerage commissions paid in connection with fund transactions, interest or fees in connection with fund indebtedness or taxes paid in connection with portfolio securities held, and (ii) any extraordinary or non-recurring expenses (such as fees and expenses relating to any temporary line of credit the funds maintain for emergency or extraordinary purposes).

Subadvisers
Madison currently manages the assets of all of the funds using a “manager of managers” approach under which Madison may manage some or all of the funds’ assets and may allocate some or all of the funds’ assets among one or more specialist subadvisers. Madison selects subadvisers based on a continuing quantitative and qualitative evaluation of their abilities in managing assets pursuant to a particular investment style. While superior performance is the ultimate goal, short-term

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performance by itself will not be a significant factor in selecting or terminating subadvisers, and Madison does not expect frequent changes in subadvisers. Madison compensates subadvisers out of its own assets.

Madison monitors the performance of each subadviser to the extent it deems appropriate to achieve a fund’s investment objective, reallocates fund assets among its own portfolio management team and individual subadvisers or recommends to the Board of Trustees that a fund employ or terminate particular subadvisers. Madison Funds and Madison received an exemptive order from the SEC that permits the Board to appoint or change subadvisers without shareholder approval. If there is a change in subadvisers, you will receive an “information statement” within 90 days after the date of the change. The statement will provide you with relevant information about the reason for the change and information about any new subadvisers.

With regard to the funds discussed in this prospectus, Madison currently uses a subadviser for the High Income, Small Cap and International Stock Funds. A discussion regarding the basis for approval of the sub-advisory contracts for these funds can be found in the funds’ annual report to shareholders for the period ended October 31, 2012.

PORTFOLIO MANAGEMENT

Madison Asset Management, LLC

Madison manages the assets of the funds set forth below without the assistance of a subadviser. On a day-to-day basis, the funds are generally managed by members of the applicable equity, asset allocation or fixed income management teams at the firm. The following individuals are primarily responsible for the day-to-day management of these funds:

Core Bond Fund. The Core Bond Fund is co-managed by Dean “Jack” Call, DBA and CFA, and Paul Lefurgey, CFA. Mr. Call, Vice President & Portfolio Manager of Madison, has managed the fund since 2004. Prior to joining Madison in July 2009, Mr. Call had been a Managing Director and Portfolio Manager—Fixed Income of MCA since 2004. Mr. Call has been active in fixed income investing since 1982. Mr. Lefurgey, Managing Director & Portfolio Manager of Madison, has co-managed the fund with Mr. Call since July 2009. Mr. Lefurgey is the Head of Fixed Income Investments of MIH and a senior member of the firm’s fixed income team. Prior to joining MIH in 2005, Mr. Lefurgey had been the head of fixed income management at MCA since 2003.

Equity Income Fund. The Equity Income Fund is co-managed by Frank Burgess and Ray DiBernardo, CFA. Mr. Burgess, Portfolio Manager of Madison, has co-managed the fund since November 2009. Mr. Burgess founded Madison Investment Holdings, Inc., the parent company of Madison, in 1973, and has been with the company ever since. Mr. DiBernardo, Vice President & Portfolio Manager of Madison, has co-managed the fund with Mr. Burgess since November 2009. Prior to joining Madison in 2003, Mr. DiBernardo was employed at Concord Trust in Chicago, IL as well as a Toronto-based international equity firm.

Large Cap Value Fund. The Large Cap Value Fund is co-managed by John Brown, CFA, and Jay Sekelsky, CPA and CFA. Mr. Brown, whose biographical data is provided above, has co-managed the fund since July 2009. Mr. Sekelsky has co-managed the fund since July 2010. Mr. Sekelsky, who joined MIH in 1990, is an Executive Director, the Chief Investment Officer and Head of Equity Investments of MIH.

Large Cap Growth Fund. The Large Cap Growth Fund is managed by Bruce Ebel, CFA, CIC and CFP®. Mr. Ebel, Vice President & Portfolio Manager of Madison, has managed the fund since 2005. Prior to joining Madison in July 2009, Mr. Ebel had been a Managing Director and Portfolio Manager—Equities of MCA since 2005. Mr. Ebel’s investment management experience spans more than 25 years and includes serving as Managing Director at LIFEPOINT Financial Consultants, Inc. (2003-2005) and Senior Vice President and equity portfolio manager at State Street Research (1999-2003).

Mid Cap Fund. The Mid Cap Fund is co-managed by Richard Eisinger and Matt Hayner, CFA. Mr. Eisinger, Managing Director & Portfolio Manager of Madison, has co-managed the fund since March 2010. Mr. Eisinger, who is a senior member of MIH’s equity management team, has had primary responsibility for management of the firm’s mid-cap equity portfolios since he joined MIH in 1998. Mr. Hayner, Vice President & Portfolio Manager of Madison, has co-managed the fund since March 2010. Mr. Hayner, who joined MIH in 2002, is also a Vice President of MIH.

Shenkman Capital Management, Inc.

Madison has delegated the day-to-day management of the following fund to Shenkman Capital Management, Inc. (“SCM”) 461 Fifth Avenue, 22nd Floor, New York, New York 10017. SCM is independently owned by 19 employees and one director and focuses exclusively on managing high yield assets. SCM manages assets for institutional, endowment, ERISA, foundation, public pension and high net worth individual accounts. As of December 31, 2012, SCM managed approximately $23.7 billion in assets, which included investment advisory services for nine other registered investment companies having aggregate assets of approximately $4.308 billion.

High Income Fund. The High Income Fund is managed under an investment team structure by Mark Shenkman, Eric Dobbin, Justin Slatky, Mark Flanagan and Steven Schweitzer. Mr. Shenkman, as Chief Investment Officer of SCM, has the ultimate authority and accountability with respect to decisions made by the high yield bond team. Mr. Dobbin is the lead portfolio manager for the fund and is responsible for reviewing the overall composition of the portfolio and implementing trades based on the credit decisions made by the high yield bond team. Messrs. Slatky, Flanagan and Schweitzer are the remaining members of the high yield bond team. Together with Messrs. Shenkman and Dobbin, they generate investment ideas and provide ongoing evaluation of current fund investments. Mr. Shenkman has been the President and Chief Investment Officer of SCM since he founded the company in 1985. Mr. Dobbin, Senior Vice President and Portfolio Manager of SCM, joined the firm in 2006 as a portfolio

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manager. Mr. Slatky, Senior Vice President and Senior Portfolio Manager of SCM, joined the firm in 2011. Mr. Flanagan, Executive Vice President and Portfolio Manager of SCM, joined the firm in 1992. Mr. Schweitzer, Senior Vice President and Portfolio Manager of SCM, joined the firm in 1996. Prior to February 2005, the fund was managed by a different subadviser.

Wellington Management Company, LLP

Madison has delegated the day-to-day management of the following fund to Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2012, Wellington Management had investment management authority with respect to approximately $758 billion in assets.

Small Cap Fund. The Small Cap Fund is managed by Timothy McCormack, CFA. Mr. McCormack, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as the portfolio manager of the fund since July 2008, and has been involved in portfolio management and securities analysis for the fund since 2006. Mr. McCormack joined Wellington Management as an investment professional in 2000. Shaun Pedersen, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006. Mr. Pedersen joined Wellington Management as an investment professional in 2004.

Lazard Asset Management LLC

Madison has delegated the day-to-day management of the following fund to Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, 59th Floor, New York, New York 10112. Lazard began managing separate account international equity portfolios in 1985. Lazard employs over approximately 230 global investment professionals, with smaller teams responsible for portfolio construction. Lazard is a New York-based subsidiary of Lazard Frères & Co. LLC (“LF & Co.”), a New York limited liability company. Lazard provides its institutional and private clients with a wide variety of investment banking, brokerage management and related services. LF & Co. established Lazard as its investment management division and registered it with the SEC as an investment adviser on May 1, 1970. Investment management services are also provided by Lazard Asset Management Limited, based in London, Lazard Asset Management (Deutschland) GmbH, based in Frankfurt, Lazard Asset Management Italy, based in Milan, Lazard Japan Asset Management KK, based in Tokyo, and Lazard Asset Management Pacific Co., based in Sydney, all of which are controlled by Lazard. Investment research is undertaken on a global basis utilizing the global investment team members worldwide. Net assets under management of Lazard were $151.7 billion as of December 31, 2012. Portfolio managers at Lazard manage multiple accounts for a diverse client base, including private clients, institutions and investment funds. Lazard manages all portfolios on a team basis. The team is involved at all levels of the investment process. This team approach allows for every portfolio manager to benefit from his or her peers, and for clients to receive the firm’s best thinking, not that of a single portfolio manager. Lazard manages all like-investment mandates against a model portfolio. Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

International Stock Fund. The International Stock Fund is co-managed by John Reinsberg, Michael Bennett, CPA, Michael Fry, and Michael Powers. Mr. Reinsberg, Deputy Chairman of Lazard, is responsible for international and global products. He also oversees the day-to-day operations of Lazard’s international equity investment team. He began working in the investment field in 1981. Prior to joining Lazard in 1992, Mr. Reinsberg served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. His other past affiliations include Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. Michael Bennett is a Managing Director of Lazard and a portfolio manager for the International Equity, International Equity Select, European Equity Select, and Global Equity teams. He began working in the investment field in 1987. Prior to joining Lazard in 1992, Mr. Bennett served as an international equity analyst with General Electric Investment Corporation. Previously he was with Keith Lippert Associates and Arthur Andersen & Company. Michael Fry is a Managing Director and portfolio manager within Lazard Asset Management Limited in London. Prior to joining the firm in 2005, Mr. Fry held several positions at UBS Global Asset Management, including lead portfolio manager and Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1987. Michael Powers is a Managing Director of Lazard and a Portfolio Manager on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1990 when he joined Lazard. Messrs. Reinsberg and Bennett have co-managed the fund since its inception, and Mr. Fry joined the team in 2002 while Mr. Powers joined the team in 2005.

Information regarding the portfolio managers’ compensation, their ownership of securities in the funds and the other accounts they manage can be found in the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights tables that follows are intended to help you understand the funds’ financial performance for the past five years (or since inception of the fund if less than five years). Certain information reflects financial results for a single fund share outstanding for the period presented. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. The financial highlights for each of the periods presented below have been audited by Deloitte & Touche LLP, whose report, along with the funds’ financial statements, is incorporated by reference in the SAI and included in the annual report, each of which is available upon request.

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Financial Highlights for a Share of Beneficial Interest Outstanding throughout each Period

BOND FUND

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS Y
Net Asset Value at beginning of period	$10.58	$10.46	$10.11	$9.47	$9.77
Income from Investment Operations:
Net investment income[3]	0.29	0.29	0.27	0.32	0.42
Net realized and unrealized gain (loss) on investments	0.06	0.12	0.35	0.64	(0.30)

Total from investment operations	0.35	0.41	0.62	0.96	0.12
Less Distributions:
Distributions from net investment income	(0.29)	(0.29)	(0.27)	(0.32)	(0.42)

Total distributions	(0.29)	(0.29)	(0.27)	(0.32)	(0.42)
Net increase (decrease) in net asset value	0.06	0.12	0.35	0.64	(0.30)
Net Asset Value at end of period	$10.64	10.58	$10.46	$10.11	$9.47
Total Return (%)[1]	3.36	4.03	6.23	10.30	1.14
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$74,486	$145,125	$164,190	$147,145	$105,043
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.65	0.65	0.65	0.69	0.76
After reimbursement of expenses by Adviser (%)	0.65	0.65	0.65	0.65	0.65
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.64	2.79	2.67	3.28	4.23
Portfolio Turnover (%)[2]	6	12	7	37	22

HIGH INCOME FUND

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS Y
Net Asset Value at beginning of period	$6.92	$7.09	$6.65	$5.56	$7.30
Income from Investment Operations:
Net investment income[3]	0.47	0.49	0.52	0.47	0.48
Net realized and unrealized gain (loss) on investments	0.19	(0.16)	0.44	1.10	(1.65)

Total from investment operations	0.66	0.33	0.96	1.57	(1.17)
Less Distributions:
Distributions from net investment income	(0.48)	(0.50)	(0.52)	(0.48)	(0.57)

Total distributions	(0.48)	(0.50)	(0.52)	(0.48)	(0.57)
Net increase (decrease) in net asset value	0.18	(0.17)	0.44	1.09	(1.74)
Net Asset Value at end of period	$7.10	$6.92	$7.09	$6.65	$5.56
Total Return (%)[1]	9.92	4.81	15.04	29.35	(17.09)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$53,121	$81,572	$94,907	$80,394	$33,127
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.75	0.75	0.75	0.80	0.89
After reimbursement of expenses by Adviser (%)	0.75	0.75	0.75	0.75	0.75
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	6.61	7.00	7.61	8.04	7.03
Portfolio Turnover (%)[2]	36	55	47	73	59

[1]	Total return without applicable sales charge.
[2]	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
[3]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.

EQUITY INCOME FUND

	Year Ended October 31,		Inception

	2012	2011	to 10/31/10[1]

CLASS Y
Net Asset Value at beginning of period	$9.81	$10.29	$10.00
Income from Investment Operations:
Net investment income (loss)[2]	0.00 [8]	0.03	(0.04)
Net realized and unrealized gain on investments	0.84	0.50	0.73

Total from investment operations	0.84	0.53	0.69
Less Distributions:
Distributions from net investment income	(0.02)	–	–
Distributions from capital gains	(0.81)	(1.01)	(0.40)

Total distributions	(0.83)	(1.01)	(0.40)
Net increase (decrease) in net asset value	0.01	(0.48)	0.29
Net Asset Value at end of period	$9.82	$9.81	$10.29
Total Return (%)[3]	8.73	5.51	7.23
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$81,779	$63,395	$32,634
Ratios of expenses to average net assets
Before reimbursement of expenses by Adviser (%)	1.00	1.00	1.00
After reimbursement of expenses by Adviser (%)	1.00	1.00	1.00
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.09	(0.15)	(0.46)
Portfolio Turnover (%)[6]	84	107	58

	Inception
	to 10/31/12[7]

CLASS R6
Net Asset Value at beginning of period	$9.72
Income from Investment Operations:
Net investment income[2]	0.00 [8]
Net realized and unrealized gain on investments	0.30

Total from investment operations	0.30
Less Distributions:
Distributions from capital gains	(0.20)

Total distributions	(0.20)
Net increase in net asset value	0.10
Net Asset Value at end of period	$9.82
Total Return (%)[3]	3.07 [4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$103
Ratios of expenses to average net assets
Before reimbursement of expenses by Adviser (%)	0.86 [5]
After reimbursement of expenses by Adviser (%)	0.86 [5]
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.17 [5]
Portfolio Turnover (%)[6]	84

[1]	Fund was seeded on October 31, 2009.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio Turnover is calculated at the fund level and represents the entire period.
[7]	Fund was seeded on July 31, 2012.
[8]	Amounts represent less than $0.005 per share.

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Financial Highlights for a Share of Beneficial Interest Outstanding throughout each Period

LARGE CAP VALUE FUND

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS Y
Net Asset Value at beginning of period	$12.44	$11.42	$10.58	$10.62	$16.93
Income from Investment Operations:
Net investment income[1]	0.22	0.23	0.15	0.18	0.22
Net realized and unrealized gain (loss) on investments	1.57	0.97	0.86	0.03	(6.20)

Total from investment operations	1.79	1.20	1.01	0.21	(5.98)
Less Distributions:
Distributions from net investment income	(0.22)	(0.18)	(0.17)	(0.25)	(0.23)
Return of capital	–	–	–	–	(0.10)

Total distributions	(0.22)	(0.18)	(0.17)	(0.25)	(0.33)
Net increase (decrease) in net asset value	1.57	1.02	0.84	(0.04)	(6.31)
Net Asset Value at end of period	$14.01	$12.44	$11.42	$10.58	$10.62
Total Return (%)[2]	14.64	10.53	9.58	2.24	(35.97)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$84,545	$78,344	$90,233	$80,167	$54,828
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.91	0.91	0.91	0.93	0.91
After reimbursement of expenses by Adviser (%)	0.91	0.91	0.91	0.93	0.91
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.76	1.69	1.31	2.12	2.07
Portfolio Turnover (%)[3]	25	39	70	86	55

LARGE CAP GROWTH FUND

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS Y
Net Asset Value at beginning of period	$16.11	$15.30	$13.23	$11.14	$17.45
Income from Investment Operations:
Net investment income[1]	0.06	0.04	0.07	0.06	0.06
Net realized and unrealized gain (loss) on investments	1.18	0.82	2.08	2.07	(6.37)

Total from investment operations	1.24	0.86	2.15	2.13	(6.31)
Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.08)	(0.04)	–

Total distributions	(0.02)	(0.05)	(0.08)	(0.04)	–
Net increase (decrease) in net asset value	1.22	0.81	2.07	2.09	(6.31)
Net Asset Value at end of period	$17.33	$16.11	$15.30	$13.23	$11.14
Total Return (%)[2]	7.72	5.63	16.26	19.26	(36.16)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$63,956	$61,122	$94,475	$106,390	$70,203
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.95	0.95	0.95	1.06	1.09
After reimbursement of expenses by Adviser (%)	0.95	0.95	0.95	0.95	0.95
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.33	0.22	0.38	0.63	0.45
Portfolio Turnover (%)[3]	71	77	79	105	141

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

MID CAP FUND

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS Y
Net Asset Value at beginning of period	$6.69	$6.01	$5.00	$4.11	$7.47
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	0.01	(0.01)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	1.01	0.67	1.02	0.90	(3.29)

Total from investment operations	1.00	0.68	1.01	0.89	(3.31)
Less Distributions:
Distributions from capital gains	–	–	–	–	(0.05)

Total distributions	–	–	0.00	–	(0.05)
Net increase (decrease) in net asset value	1.00	0.68	1.01	0.89	(3.36)
Net Asset Value at end of period	$7.69	$6.69	$6.01	$5.00	$4.11
Total Return (%)[2]	14.95	11.31	20.20	21.65	(44.66)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$82,826	$59,257	$26,101	$23,389	$17,649
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.15	1.15	1.15	1.30	1.19
After reimbursement of expenses by Adviser (%)	1.15	1.15	1.15	1.15	1.15
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	(0.08)	0.18	(0.23)	(0.37)	(0.27)
Portfolio Turnover (%)[3]	31	70	68	198	127

SMALL CAP FUND

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS Y
Net Asset Value at beginning of period	$10.77	$9.91	$8.22	$7.31	$10.37
Income from Investment Operations:
Net investment income[1]	0.10	0.07	0.03	0.05	0.06
Net realized and unrealized gain (loss) on investments	1.30	0.85	1.69	0.92	(2.88)

Total from investment operations	1.40	0.92	1.72	0.97	(2.82)
Less Distributions:
Distributions from net investment income	–	(0.06)	(0.03)	(0.06)	(0.07)
Distributions from capital gains	(0.35)	–	–	–	(0.17)

Total distributions	(0.35)	(0.06)	(0.03)	(0.06)	(0.24)
Net increase (decrease) in net asset value	1.05	0.86	1.69	0.91	(3.06)
Net Asset Value at end of period	$11.82	$10.77	$9.91	$8.22	$7.31
Total Return (%)[2]	13.39	9.29	20.90	13.53	(27.71)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$13,808	$17,039	$29,240	$20,389	$13,453
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.25	1.25	1.25	1.52	1.61
After reimbursement of expenses by Adviser (%)	1.25	1.25	1.25	1.25	1.25
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.77	0.69	0.29	0.77	0.81
Portfolio Turnover (%)[3]	15	15	40	21	55

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

41

Financial Highlights for a Share of Beneficial Interest Outstanding throughout each Period

INTERNATIONAL STOCK FUND

	Year Ended October 31,

	2012	2011	2010	2009	2008

CLASS Y
Net Asset Value at beginning of period	$10.13	$10.59	$9.95	$8.48	$17.08
Income from Investment Operations:
Net investment income[1]	0.18	0.21	0.22	0.16	0.31
Net realized and unrealized gain (loss) on investments	0.75	(0.49)	0.69	1.70	(6.12)

Total from investment operations	0.93	(0.28)	0.91	1.86	(5.81)
Less Distributions:
Distributions from net investment income	(0.24)	(0.18)	(0.27)	(0.18)	(0.28)
Distributions from capital gains	–	–	–	(0.21)	(2.51)

Total distributions	(0.24)	(0.18)	(0.27)	(0.39)	(2.79)
Net increase (decrease) in net asset value	0.69	(0.46)	0.64	1.47	(8.60)
Net Asset Value at end of period	$10.82	$10.13	$10.59	$9.95	$8.48
Total Return (%)[2]	9.61	(2.85)	9.28	23.25	(40.41)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$23,294	$44,358	$74,421	$120,187	$81,569
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.35	1.35	1.35	1.47	1.68
After reimbursement of expenses by Adviser (%)	1.35	1.35	1.35	1.35	1.35
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.36	1.70	1.42	2.07	2.25
Portfolio Turnover (%)[3]	41	44	52	82	69

[1]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

CASH RESERVES FUND

	Year Ended October 31,

	2012		2011		2010	2009	2008

CLASS A
Net Asset Value at beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income (loss)[8]	0.00	[5]	0.00	[5]	(0.00)[5]	0.00 [5]	0.02

Total from investment operations	0.00	[5]	0.00	[5]	(0.00)[5]	0.00 [5]	0.02
Less Distributions:
Distributions from net investment income	–		–		–	(0.00)[5]	(0.02)

Total distributions	–		–		–	(0.00)[5]	(0.02)
Net increase (decrease) in net asset value	0.00		0.00		(0.00)[5]	(0.00)[5]	–
Net Asset Value at end of period	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return (%)[2]	0.00		0.00		0.00	0.07	2.26
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$11,654		$12,298		$11,687	$13,690	$15,339
Ratios of expenses to average net assets:
Before reimbursement and waiver of expenses by Adviser (%)	0.55		0.55		0.55	0.80	1.02
After reimbursement and waiver of expenses by Adviser (%)	0.08	[7]	0.10	[7]	0.14 [7]	0.33	0.55
Ratio of net investment income to average net assets
After reimbursement and waiver of expenses by Adviser (%)	0.00	[7]	0.00	[7]	0.00 [7]	0.07	2.16

[1]	Commenced investment operations February 29, 2008.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Amounts represent less than $0.005 per share.
[6]	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
[7]	Ratio is net of fees waived by the adviser and distributor (See Note 3).
[8]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

42

MORE INFORMATION ABOUT MADISON FUNDS

The following documents contain more information about the funds and are available free upon request:

Statement of Additional Information. The SAI contains additional information about the funds. A current SAI has been filed with the SEC and is incorporated herein by reference.

Annual and Semi-Annual Reports. The funds’ annual and semi-annual reports provide additional information about the funds’ investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during the last fiscal year (other than the Cash Reserves Fund).

Requesting Documents. You may request a copy of the SAI and the annual and semi-annual reports, make shareholder inquiries, without charge, or request further information about the funds by contacting your financial advisor or by contacting the funds at: Madison Funds, P.O. Box 8390, Boston, MA 02266-8390; telephone: 1-800-877-6089; Internet: www.madisonfunds.com.

Public Information. You can review and copy information about the funds, including the SAI, at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-1520. Reports and other information about the funds also are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549-1520.

Madison Funds®
Post Office Box 8390
Boston, MA 02266-8390
1-800-877-6089
www.madisonfunds.com

Investment Company
File No. 811-08261

43

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44

(This privacy notice is not part of the prospectus.)

Rev. 3/2013

FACTS	WHAT DOES MADISON FUNDS® DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

   •  Social Security number and transaction history

   •  Account balances and checking account information

   •  Purchase history and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share investors’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their investors’ personal information; the reasons Madison Funds chooses to share; and whether you can limit this sharing.

Reason we can share your personal information	Does Madison Funds share?	Can you limit this sharing?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes—information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-877-6089 or go to www.madisonfunds.com.

45

Who we are

Who is providing this notice?	Madison Funds Post Office Box 8390 Boston, MA 02266-8390

What we do
How does Madison Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Madison Funds collect my personal information?	We collect your personal information, for example, when you

   •  Open an account or provide account information
   •  Direct us to buy securities or make deposits or withdrawals from your account
   •  Give us your contact information

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

   •  sharing for affiliates’ everyday business purposes—information about your creditworthiness

   •  affiliates from using your information to market to you

   •  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

   •  Our affiliates include companies with a common “Madison” name; financial companies such as Madison Investment Advisors, Madison Asset Management, and MFD Distributor.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Madison Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Madison Funds does not jointly market.

Other important information

46

STATEMENT OF ADDITIONAL INFORMATION

Madison Funds®
(formerly known as MEMBERS® Mutual Funds)
550 Science Drive
Madison, Wisconsin 53711

Ticker Symbol

Fund	Class A	Class B	Class C	Class Y	Class R6
Madison Conservative Allocation Fund	MCNAX	MCNBX	MCOCX	N/A	N/A

Madison Moderate Allocation Fund	MMDAX	MMDRX	MMDCX	N/A	N/A

Madison Aggressive Allocation Fund	MAGSX	MAGBX	MAACX	N/A	N/A

Madison Cash Reserves Fund	MFAXX	MFBXX	N/A	N/A	N/A

Madison Core Bond Fund*	MBOAX	MBOBX	N/A	MBOYX	N/A

Madison High Income Fund	MHNAX	MHNBX	N/A	MHNYX	N/A

Madison Diversified Income Fund	MBLAX	MBLNX	MBLCX	N/A	N/A

Madison Equity Income Fund	MENAX	N/A	MENCX	MENYX	MENRX

Madison Large Cap Value Fund	MGWAX	MGWBX	N/A	MYLVX	N/A

Madison Large Cap Growth Fund	MCAAX	MCPBX	N/A	MYLGX	N/A

Madison Mid Cap Fund	MERAX	MERBX	N/A	MYMCX	N/A

Madison Small Cap Fund	MASVX	MBSVX	N/A	MYSVX	N/A

Madison International Stock Fund	MINAX	MINBX	N/A	MINYX	N/A

*	Formerly known as the Bond Fund.
N/A	Fund does not offer this share class.

This is not a prospectus. This statement of additional information (“SAI”) should be read in conjunction with the currently effective prospectuses (the “prospectuses”) for Madison Funds (the “Trust”), which are referred to herein. The prospectuses concisely set forth information that a prospective investor should know before investing. For a copy of the Trust’s prospectuses dated February 28, 2013, please call 1-800-877-6089 or write Madison Funds, P.O. Box 8390, Boston, MA 02266-8390.

The Trust’s audited financial statements are incorporated herein by reference to the Trust’s annual report for the fiscal year ended October 31, 2012, which has been filed with the Securities and Exchange Commission (the “SEC”) and provided to all shareholders. For a copy, without charge, of the Trust’s annual report to shareholders, please call Madison Funds at 1-800-877-6089 or visit our website at www.madisonfunds.com.

The date of this SAI is February 28, 2013

i

PORTFOLIO MANAGERS	35
Madison Asset Management, LLC	35
Shenkman Capital Management, Inc.	38
Wellington Management Company, LLP	40
Lazard Asset Management LLC	41

TRANSFER AGENT	43

CUSTODIAN	43

DISTRIBUTION	44
Principal Distributor and Distribution of Fund Shares	44
Distribution and Service Plans	44

BROKERAGE	45

PROXY VOTING POLICIES, PROCEDURES AND RECORDS	47

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS	47

CODES OF ETHICS	49

SHARES OF THE TRUST	49
Shares of Beneficial Interest	49
Voting Rights	50
Limitation of Shareholder Liability	50
Limitation of Trustee and Officer Liability	51
Limitation of Interseries Liability	51

NET ASSET VALUE OF SHARES	51
Cash Reserves Fund	51
Portfolio Valuation	52

DISTRIBUTIONS AND TAXES	53
Distributions	53
Federal Tax Status of the Funds	53
Shareholder Taxation	55

MORE ABOUT PURCHASING AND SELLING SHARES	57
Minimum Investments	57
Offering Price	57
Calculation of the Sales Charge	57
Sales Charge on Class A Shares	57
Sales Charge on Class B and Class C Shares	58
In-Kind Redemptions	59

ADDITIONAL INVESTOR SERVICES	59
Systematic Investment Program	59
Systematic Withdrawal Program	59
Exchange Privilege and Systematic Exchange Program	60
Reinstatement or Reinvestment Privilege	60

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	60

FINANCIAL STATEMENTS	61

APPENDIX A – SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES	A-1

APPENDIX B – QUALITY RATINGS	B-1

ii

GENERAL INFORMATION

The Trust is a diversified, open-end management investment company consisting of separate investment portfolios or funds (each, a “fund” and collectively, the “funds”) each of which has a different investment objective and policies. Each fund is a diversified, open-end management investment company, commonly known as a mutual fund. The funds described in this SAI are the Cash Reserves, Core Bond, High Income, Diversified Income, Equity Income, Large Cap Value, Large Cap Growth, Mid Cap, Small Cap, and International Stock Funds (collectively, the “Core Funds”), and the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (collectively, the “Target Allocation Funds”).

The Trust was organized under the laws of the state of Delaware on May 21, 1997 and is a Delaware statutory trust. As a Delaware statutory trust, the Trust’s operations are governed by its Amended and Restated Declaration of Trust dated March 1, 2010 (the “Declaration of Trust”) and its Certificate of Trust dated May 16, 1997 (the “Certificate”). The Certificate is on file with the Office of the Secretary of State in Delaware. Each shareholder agrees to be bound by the Declaration of Trust, as amended from time to time, upon such shareholder’s initial purchase of shares of beneficial interest in any one of the funds. Prior to February 2013, the Trust was known as MEMBERS Mutual Funds.

INVESTMENT PRACTICES

The prospectuses describe the investment objective and policies of each of the funds. The following information is provided for those investors wishing to have more comprehensive information than that contained in the prospectuses.
Since each Target Allocation Fund will invest in shares of other investment companies, except as disclosed in the prospectuses, to the extent that an investment practice noted below describes specific securities, if a Target Allocation Fund invests in those securities, it does so indirectly, through its investment in underlying funds.

Lending Portfolio Securities

Each fund, except the Cash Reserves and the Target Allocation Funds, may lend portfolio securities. Loans will be made only in accordance with guidelines established by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”) and on the request of broker-dealers or institutional investors deemed qualified, and only when the borrower agrees to maintain cash or other liquid assets as collateral with a fund equal at all times to at least 102% of the value of the securities. A fund will continue to receive interest or dividends on the securities loaned and will, at the same time, earn an agreed-upon amount of interest on the collateral which will be invested in readily marketable short-term obligations of high quality. A fund will retain the right to call the loaned securities and may call loaned voting securities if important shareholder meetings are imminent. Such security loans will not be made if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of a fund’s assets. The fund may terminate such loans at any time. The primary risk involved in lending securities is that the borrower will fail financially and not return the loaned securities at a time when the collateral is not sufficient to replace the full amount of the loaned securities. To mitigate the risk, loans will be made only to firms deemed by the funds’ investment adviser, Madison Asset Management, LLC (“Madison”), to be in good financial standing and will not be made unless, in Madison’s judgment, the consideration to be earned from such loans would justify the risk.

Restricted and Illiquid Securities

Each fund may invest in illiquid securities up to the percentage limits described below in the “Higher-Risk Securities and Practices” section. Madison or a fund’s subadviser (collectively referred to herein as the “Investment Adviser”) is responsible for determining the value and liquidity of investments held by each fund. Thus, it is up to the Investment Adviser to determine if any given security is illiquid. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price.

Illiquid investments often include repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and assets used to cover such options), participation interests in loans and restricted securities. A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933, as amended (the “1933 Act”).

Each fund may invest in restricted securities. Restricted securities are not, however, considered illiquid if they are eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the 1933 Act and are determined to be liquid by the Board or by the Investment Adviser under Board-approved procedures. Such guidelines would take into account trading activity for such securities, among other factors. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, a fund’s holdings of those securities may become illiquid.

3

Purchases by the funds of securities of foreign issuers offered and sold outside the U.S., in reliance upon the exemption from registration provided by Regulation S under the 1933 Act, also may be liquid even though they are restricted.

Foreign Transactions

Foreign Securities. Each fund may invest in foreign securities; provided, however, that the Cash Reserves Fund is limited to U.S. dollar-denominated foreign money market securities (as defined below). Investing in foreign securities is a principal investment strategy of the International Stock Fund (refer to the prospectuses for more information). The percentage limitations on each fund’s investment in foreign securities are set forth in the prospectuses and below in the “Higher-Risk Securities and Practices” section.

Foreign securities refers to securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and (iii) quoted or denominated in a foreign currency (“non-dollar securities”).

Foreign securities may offer potential benefits that are not available from investments exclusively in securities of domestic issuers or dollar-denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation, more income or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the U.S. and the opportunity to invest in foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investing in foreign securities involves significant risks that are not typically associated with investing in U.S. dollar-denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency exchange rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the U.S. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the fund making the investment, or political or social instability or diplomatic developments which could affect investments in those countries.

Investments in short-term debt obligations issued either by foreign issuers or foreign financial institutions or by foreign branches of U.S. financial institutions (collectively, “foreign money market securities”) present many of the same risks as other foreign investments. In addition, foreign money market securities present interest rate risks similar to those attendant to an investment in domestic money market securities.

Investments in ADRs, EDRs and GDRs. Many securities of foreign issuers are represented by American depository receipts (“ADRs”), European depository receipts (“EDRs”) and Global depository receipts (“GDRs”). Each fund may invest in ADRs; and each fund, except the Cash Reserves Fund, may invest in GDRs and EDRs.

ADRs are receipts typically issued by a U.S. financial institution or trust company which represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter and are sponsored and issued by domestic banks. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or the NASDAQ Global Market. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs are typically issued in bearer form and are designed for trading in the European markets. GDRs, issued either in bearer or registered form, are designed for trading on a global basis. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

4

Depository receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a fund acquires depository receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the receipt to issue and service such depository receipts, there may be an increased possibility that the fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. The market value of depository receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the receipts and the underlying are quoted. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in depository receipts rather than directly in the stock of foreign issuers, a fund will avoid currency risks during the settlement period for either purchases or sales.

Investments in Emerging Markets. Each fund, except the Cash Reserves Fund, may invest in securities of issuers located in countries with emerging economies and/or securities markets, often referred to as “emerging markets.” For this purpose, emerging markets are those not normally associated with generally recognized developed markets identified by industry observers such as S&P or MSCI. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment generally, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a fund’s investments in those countries and the availability to the fund of additional investments in those countries.

The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make investments in such countries illiquid and more volatile than investments in more developed markets, and the funds may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

A fund’s purchase or sale of portfolio securities in certain emerging markets may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on aggregate trading volume by or holdings of a fund, Madison or its affiliates, a subadviser and its affiliates, and each such person’s respective clients and other service providers. A fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in certain emerging securities markets is restricted or controlled to varying degrees that may limit investment in such countries or increase the administrative cost of such investments. For example, certain countries may restrict or prohibit investment opportunities in issuers or industries important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a fund.

Settlement procedures in emerging markets are frequently less developed and reliable than those in the U.S. and may involve a fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a fund to value its portfolio assets and could cause a fund to miss attractive investment opportunities, to have its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities that the fund has delivered or due to the fund’s inability to complete its contractual obligations.

Currently, there is no market or only a limited market for many management techniques and instruments with respect to the currencies and securities markets of emerging market countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market related risks will be available at the times when the Investment Adviser of the fund wishes to use them.

Foreign Currency Transactions. Because investment in foreign issuers will usually involve currencies of foreign countries, and because each fund, except the Cash Reserves Fund, may have currency exposure independent of their securities positions, the value of the assets of these funds, as measured in U.S. dollars, will be affected by changes in foreign currency exchange rates. An issuer of securities purchased by a fund may be domiciled in a country other than the country in whose currency the instrument is denominated or quoted.

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a fund’s net asset value (“NAV”) to fluctuate as well. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in

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interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The market in forward foreign currency exchange contracts and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. To the extent that a substantial portion of a fund’s total assets, adjusted to reflect the fund’s net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the fund will be more susceptible to the risk of adverse economic and political developments within those countries.

In addition to investing in securities denominated or quoted in a foreign currency, certain of the funds may engage in a variety of foreign currency management techniques. These funds may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the fund’s Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. These funds will incur costs in connection with conversions between various currencies.

Forward Foreign Currency Exchange Contracts. Each fund, except the Cash Reserves Fund, may also purchase or sell forward foreign currency exchange contracts for defensive or hedging purposes when the fund’s Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the fund’s portfolio. In addition, these funds may enter into forward foreign currency exchange contracts in order to protect against anticipated changes in future foreign currency exchange rates and may engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the fund’s Investment Adviser determines that there is a pattern of correlation between the two currencies.

These funds may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. They may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency denominated or quoted portfolio securities, or a decline in the value of anticipated dividends from such securities, due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by a fund if the value of the hedged currency increased.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid securities in a segregated account with the fund’s custodian in an amount equal to the value of the fund’s total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of a fund’s commitment with respect to the contract.

Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the fund to cover its purchase or sale commitments, if any, at the current market price. A fund will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the fund’s Investment Adviser.

Forward foreign currency exchange contract transactions are considered transactions in derivative securities. The Investment Adviser must obtain the explicit approval of the Board of Trustees prior to engaging in derivative transactions of this type.

Options on Foreign Currencies. Each fund, except the Cash Reserves Fund, may also purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. These funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. A fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a fund’s position, the fund may forfeit the entire amount of the premium plus related transaction costs. In addition, these funds may purchase call or put options on currency to seek to increase total return when the fund’s Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the fund’s

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portfolio. When purchased or sold to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by these funds will be traded on U.S. and foreign exchanges or over-the-counter. See the “Options on Securities and Securities Indices–Risks Associated with Options Transactions” section, below, for a discussion of the liquidity risks associated with options transactions.

Foreign currency options are considered derivative securities. The Investment Adviser must obtain the explicit approval of the Board of Trustees prior to engaging in derivative transactions of this type.

Special Risks Associated With Options on Currency. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to identify the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders.

Each fund, except the Cash Reserves Fund, may purchase and write over-the-counter options to the extent consistent with its limitation on investments in restricted securities. See the “Higher-Risk Securities and Practices” section, below, for each fund’s limitations on investments in restricted securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close-out options purchased or written by a fund.

The amount of the premiums which a fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

Options on Securities and Securities Indices

Writing Options. Each fund, except the Cash Reserves Fund, may write (sell) covered call and put options on any securities in which it may invest. A call option written by a fund obligates such fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a fund are covered, which means that such fund will effectively own the securities subject to the option so long as the option is outstanding. It should be noted that a principal investment strategy of the Equity Income Fund is to write covered call put options (see the prospectuses for more information). A fund’s purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a fund may forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a fund would obligate such fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a fund would be covered, which means that such fund would have deposited with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a fund. However, in return for the option premium, a fund accepts the risk that it will be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase.

In addition, in the Investment Adviser’s discretion, a written call option or put option may be covered by maintaining cash or liquid securities (either of which may be denominated in any currency) in a segregated account with the fund’s custodian, by entering into an offsetting forward contract and/or by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces a fund’s net exposure on its written option position.

Each fund, except the Cash Reserves Fund, may also write and sell covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

A fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon

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conversion or exchange of other securities in its portfolio. A fund may cover call and put options on a securities index by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account with its custodian. Writing and selling options on securities indices is considered transacting in derivative securities. Except for the Equity Income Fund, the Investment Adviser must obtain the explicit approval of the Board of Trustees prior to engaging in derivative transactions of this type.

A fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase” transactions.

Purchasing Options. Each fund, except the Cash Reserves Fund, may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. A fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

A fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a fund would realize a loss on the purchase of the call option.

A fund would normally purchase put options in anticipation of a decline in the market value of securitie s in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option would entitle a fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a fund’s securities. Put options may also be purchased by a fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise such a fund would realize no gain or loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

A fund would purchase put and call options on securities indices for the same purpose as it would purchase options on individual securities.

Yield Curve Options. The Core Bond, High Income and Diversified Income Funds may enter into options on the yield “spread,” or yield differential between two securities. Such transactions are referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

These three funds may purchase or write yield curve options for the same purposes as other options on securities. For example, a fund may purchase a call option on the yield spread between two securities if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield between the two securities. A fund may also purchase or write yield curve options in an effort to increase its current income if, in the judgment of the Investment Adviser, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

Yield curve options written by the Core Bond, High Income and Diversified Income Funds will be “covered.” A call (or put) option is covered if a fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or liquid securities sufficient to cover the fund’s net liability under the two options. Therefore, a fund’s liability for such a covered option is generally limited to the difference between the amount of the fund’s liability under the option written by the fund less the value of the option held by the fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these options have not yet developed.

Yield curve options are considered derivative securities. The Investment Adviser must obtain the explicit approval of the Board of Trustees prior to engaging in derivative transactions of this type.

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Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Each fund, except the Cash Reserves Fund, may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the funds will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by a fund in options on securities and stock indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Adviser. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the Investment Adviser’s ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

Swap Agreements

Each of the Core Bond Fund and High Income Fund may enter into interest rate, credit default, index, currency exchange rate and total return swap agreements for hedging purposes in attempts to obtain a particular desired return at a lower cost to the fund than if the fund had invested directly in an instrument that yielded the desired return, and to seek to increase the fund’s total return. The funds may also enter into special interest rate swap arrangements such as caps, floors and collars for both hedging purposes and to seek to increase total return. The funds would typically use interest rate swaps to shorten the effective duration of their portfolios.

Swap agreements are contracts entered into by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate), in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A fund’s obligations (or rights) under a swap agreement are equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party (the “net amount”). A fund’s obligations under a swap agreement are accrued daily (offset against any amounts owing to the fund) and any accrued but unpaid net amounts owed to a swap counterparty are covered by the maintenance of a segregated assets.

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Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Credit default swaps involve a contract by a fund with another party to transfer the credit exposure of a specific commitment between the parties. Currency swaps involve the exchange by a fund with another party of their respective rights to make or receive payments in specified currencies. A total return swap involves an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. The underlying asset that is used is usually an equities index, loan or a basket of assets. The purchase of an interest rate cap entitles the purchaser to receive from the seller of the cap payments of interest on a notional amount equal to the amount by which a specified index exceeds a stated interest rate. The purchase of an interest rate floor entitles the purchaser to receive from the seller of the floor payments of interest on a notional amount equal to the amount by which a specified index falls below a stated interest rate. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a stated range of interest rates. Since interest rate swaps, currency swaps and interest rate caps, floors and collars are individually negotiated, the fund expects to achieve an acceptable degree of correlation between its portfolio investments and its interest rate or currency swap positions entered into for hedging purposes.

The funds may only enter into interest rate swaps on a net basis, which means the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, or underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the fund is contractually obligated to make. If the other party to an interest rate swap defaults, a fund’s risk of loss consists of the net amount of interest payments that the fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

To the extent the funds engage in such activity, the Trust would maintain in a segregated account with its custodian, cash or liquid securities equal to the net amount, if any, of the excess of each fund’s obligations over its entitlements with respect to swap transactions. The funds will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party is considered investment grade by the funds’ Investment Adviser. If there is a default by the other party to such a transaction, the funds will have contractual remedies pursuant to the agreement related to the transaction.

The use of interest rate, credit default and currency swaps (including caps, floors and collars) is a highly specialized activity which involves investment techniques and risks different from those associated with traditional portfolio securities activities. If the funds’ Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the funds would be less favorable than it would have been if this investment technique were not used.

In as much as swaps are entered into for good faith hedging purposes or are offset by segregated assets, the funds’ Investment Adviser does not believe that swaps constitute senior securities as defined in the 1933 Act, and, accordingly, will not treat swaps as being subject to the funds’ borrowing restrictions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid compared with the markets for other similar instruments which are traded in the interbank market. Nevertheless, the staff of the SEC takes the position that currency swaps are illiquid investments subject to a fund’s 15% limitation on such investments.

The SEC and the Commodity Futures Trading Commission (“CFTC”) recently have adopted rules creating a new, comprehensive regulatory framework for swaps transactions. Under the new rules, certain swaps transactions are required to be executed on a regulated trading platform and cleared through a derivatives clearing organization. Additionally, the new rules impose other requirements on the parties entering into swaps transactions, including requirements relating to posting margin, and reporting and documenting swaps transactions. Funds engaging in swaps transactions may incur additional expense as a result of these new regulatory requirements. For these reasons, the Investment Adviser must obtain the explicit approval of the Board of Trustees prior to engaging in swap transactions for the Core Bond Fund and High Income Fund.

Bank Loans

The High Income Fund may invest in bank loans to below-investment grade rated corporate issuers via loan participations and assignments. These bank loans may be secured or unsecured. The bank loans in which the fund intends to invest are generally rated below investment grade by a nationally recognized rating service or not rated by any

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nationally recognized rating service. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

If the fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The fund may participate in such syndications, or can buy part of a loan via an assignment, becoming a part lender. When purchasing loan participations, the fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the fund has direct recourse against the corporate borrower, the fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the fund were determined to be subject to the claims of the agent bank’s general creditors, the fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the fund does not receive scheduled interest or principal payments on such indebtedness, the fund’s share price and yield could be adversely affected. Loans that are fully secured offer the fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

The fund may invest in loan participations with credit quality comparable to that of issuers of its securities investments (i.e., below investment grade). Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the fund bears a substantial risk of losing the entire amount invested.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the fund’s Investment Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and, accordingly, may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the fund’s limitation on illiquid investments.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the fund. For example, if a loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.

Loan participations are considered derivative securities. The Investment Adviser must obtain the explicit approval of the Board of Trustees prior to engaging in derivative transactions of this type for the High Income Fund.

Certain Bond Fund Practices

The Core Bond, High Income and Diversified Income Funds may invest all or a portion of their assets in debt securities. As stated in the prospectuses, the Core Bond and Diversified Income Funds will emphasize investment grade securities, while the High Income Fund may invest all of its assets in non-investment grade securities. See the

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“Lower-Rated Corporate Debt Securities” section, below, for a description of these securities and their attendant risks, as well as Appendix B.

These funds may also make use of certain derivatives, such as options, to manage risks and returns, including the risk of fluctuating interest rates. These instruments will be used to control risk and obtain additional income and not with a view toward speculation. The Core Bond and Diversified Income Funds will invest only in options which are exchange-traded or sold over-the-counter. The High Income Fund may invest in any non-U.S. options.

In the debt securities market, purchases of some issues are occasionally made under firm (forward) commitment agreements. The purchase of securities under such agreements can involve risk of loss due to changes in the market rate of interest between the commitment date and the settlement date. As a matter of operating policy, no fund will commit itself to forward commitment agreements in an amount in excess of 25% of total assets and will not engage in such agreements for leveraging purposes.

Lower-Rated Corporate Debt Securities

Each fund, except the Cash Reserves Fund, may make certain investments in corporate debt obligations that are unrated or rated below investment grade (i.e., ratings of BB or lower by Standard & Poor’s or Ba or lower by Moody’s). Bonds rated BB or Ba or below by Standard & Poor’s or Moody’s (or comparable unrated securities) are commonly referred to as “lower-rated” or “high yield” securities, or as “junk bonds,” and are considered speculative with regard to principal and interest payments. In some cases, such bonds may be highly speculative with a high probability of default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment-grade bonds (i.e., bonds rated AAA, AA, A or BBB by Standard & Poor’s or Aaa, Aa, A or Baa by Moody’s). Factors having an adverse impact on the market value of lower rated securities will have an adverse effect on a fund’s NAV to the extent it invests in such securities. In addition, a fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a fund’s ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, a fund’s Investment Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a fund’s NAV.

Since investors generally perceive that there are greater risks associated with lower-rated debt securities, the yields and prices of such securities may tend to fluctuate more than those of higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market resulting in greater yield and price volatility.

Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a fund’s NAV.

Lower-rated (and comparable non-rated) securities tend to offer higher yields than higher-rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since lower rated securities generally involve greater risks of loss of income and principal than higher-rated securities, investors should consider carefully the relative risks associated with investment in securities which carry lower ratings and in comparable non-rated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. A fund’s Investment Adviser will attempt to reduce these risks through diversification of these funds’ portfolios and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

Foreign Government Debt Securities

All of the funds, except the Cash Reserves Fund, may invest in debt obligations of foreign governments and governmental agencies, including those of countries with emerging economies and/or securities markets. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the funds may have limited recourse in the event of a

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default. Periods of economic uncertainty or market stress may result in the volatility of market prices of sovereign debt, and in turn the fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject.

Convertible Securities

Each fund, except the Cash Reserves Fund, may each invest in convertible securities. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated conversion rate into common stock of the issuer. As with all debt and income-bearing securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer’s capital structure and are consequently of higher quality and entail less risk than the issuer’s common stock. In evaluating a convertible security, a fund’s Investment Adviser gives primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the High Income Fund invests are not subject to any minimum rating criteria. The convertible debt securities in which any other fund may invest are subject to the same rating criteria as that fund’s investments in non-convertible debt securities. Convertible debt securities, the market yields of which are substantially below prevailing yields on non-convertible debt securities of comparable quality and maturity, are treated as equity securities for the purposes of a fund’s investment policies or restrictions.

U.S. Government Securities

Each fund may purchase U.S. Government securities (subject to certain restrictions regarding mortgage-backed securities described in the”Mortgage-Backed (Mortgage Pass-Through) Securities” section, below). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.

Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association (“Ginnie Mae”) certificates, are backed by the full faith and credit guarantee of the U.S. Government. Certain other U.S. Government securities, issued or guaranteed by federal agencies or government sponsored enterprises, do not have the full faith and credit guarantee of the U.S. Government, but may be supported by the right of the issuer to borrow from the U.S. Treasury.

Pass-through securities that are issued by Ginnie Mae, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), and the Federal National Mortgage Association (“Fannie Mae”) are mortgage-backed securities which provide monthly payments which are, in effect, a “pass-through” of the monthly interest and principal payments (including any prepayments) made by individual borrowers on the pooled mortgage loans.

Collateralized mortgage obligations (“CMOs”) in which a fund may invest are securities that are collateralized by a portfolio of mortgages or mortgage-backed securities. Each fund may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”).

Each fund may acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custody receipts. Such receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custody receipts are not considered obligations of the U.S. Government.

Other Debt Securities

Zero Coupon, Deferred Interest, Pay-in-Kind and Capital Appreciation Bonds. The Core Bond, Diversified Income, and High Income Funds may invest in zero coupon bonds as well as in capital appreciation bonds (“CABs”), deferred interest and pay-in-kind bonds. Zero coupon, deferred interest, pay-in-kind and CABs are debt obligations which are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance.

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Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or provide for a specified cash payment date when the bonds begin paying current interest. As a result, zero coupon bonds are generally issued and traded at a significant discount from their face value. The discount approximates the present value amount of interest the bonds would have accrued and compounded over the period until maturity. CABs are distinct from traditional zero coupon bonds because the investment return is considered to be in the form of compounded interest rather than accreted original issue discount. For this reason, the initial principal amount of a CAB would be counted against a municipal issuer’s statutory debt limit, rather than the total par value, as is the case for a traditional zero coupon bond.

Zero coupon bonds benefit the issuer by mitigating its initial need for cash to meet debt service, but generally provide a higher rate of return to compensate investors for the deferment of cash interest or principal payments. Such securities are often issued by companies that may not have the capacity to pay current interest and so may be considered to have more risk than current interest-bearing securities. In addition, the market price of zero coupon bonds generally is more volatile than the market prices of securities that provide for the periodic payment of interest. The market prices of zero coupon bonds are likely to fluctuate more in response to changes in interest rates than those of interest-bearing securities having similar maturities and credit quality.

Zero coupon bonds carry the additional risk that, unlike securities that provide for the periodic payment of interest to maturity, the fund will realize no cash until a specified future payment date unless a portion of such securities is sold. If the issuer of such securities defaults, the fund may obtain no return at all on its investment. In addition, the fund’s investment in zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond’s term to maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest. A fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the fund’s distribution obligations.

Structured Securities. The Core Bond, High Income and Diversified Income Funds may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Structured securities are considered transactions in derivative securities. The Investment Adviser must obtain the explicit approval of the Board of Trustees prior to engaging in derivative transactions of this type.

Mortgage-Backed (Mortgage Pass-Through) Securities

The Core Bond, Diversified Income and High Income Funds may invest in mortgage-backed or mortgage pass-through securities, which are securities representing interests in “pools” of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average lives of these securities are variable when issued because their average lives depend on interest rates. The average life of these securities is likely to be substantially shorter than their stated final maturity as a result of unscheduled principal prepayments. Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to the holder of a pass-through security may be different than the quoted yield on such security. Mortgage prepayments generally increase with falling interest rates and decrease with

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rising interest rates. Like other fixed income securities, when interest rates rise, the value of a mortgage pass-though security generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed income securities due to increased principal prepayments.

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. Some mortgage pass-through securities (such as securities issued by Ginnie Mae), are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owned on the mortgages in the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is Ginnie Mae, which is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration-insured or Veteran’s Administration (VA)-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage pass-through securities. Ginnie Mae securities are often purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., whose guarantees are not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional residential mortgages (i.e., mortgages not insured or guaranteed by any governmental agency) from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment by Fannie Mae of principal and interest.

Freddie Mac was created by Congress in 1970 as a corporate instrumentality of the U.S. Government for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues Participation Certificates (“PCs”) which represent interest in conventional mortgages (i.e., not federally insured or guaranteed) from Freddie Mac’s national portfolio. Freddie Mac guarantees timely payment of interest and ultimate collection of principal regardless of the status of the underlying mortgage loans.

The obligations of Fannie Mae and Freddie Mac are not guaranteed by the U.S. Government.

Credit unions, commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of mortgage loans. Such issuers may also be the originators and/or servicers of the underlying mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The High Income Fund may also buy mortgage-related securities without insurance or guarantees.

Other Securities Related to Mortgages

CMOs and Multiclass Pass-Through Securities. The Core Bond, Diversified Income and High Income Funds may invest a portion of their assets in CMOs, which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The following is a description of CMOs and types of CMOs but is not intended to be an exhaustive or exclusive list of each type of CMO a fund may invest in. Typically, CMOs are collateralized by certificates issued by Ginnie Mae, Fannie Mae or Freddie Mac, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as “Mortgage Assets”). The funds listed above  may also invest a portion of their assets in multiclass pass-through securities which are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through

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securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the United States government or by private originators of, or investors in, mortgage loans, including credit unions, savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (“REMIC”).

In a CMO, a series of bonds or certificates are usually issued in multiple classes with different maturities. Each class of CMOs, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or a part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In a common structure, payments of principal, including any principal pre-payments, on the Mortgage Assets are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. Certain CMOs may be stripped (securities which provide only the principal or interest factor of the underlying security). See the “–Stripped Mortgage-Backed Securities” subsection, below, for a discussion of the risks of investing in these stripped securities and of investing in classes consisting primarily of interest payments or principal payments.

The funds listed above may also invest in parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

CMOs and multiclass pass-through securities are considered derivative securities. The Investment Adviser must obtain the explicit approval of the Board of Trustees prior to engaging in derivative transactions of this type.

Stripped Mortgage-Backed Securities. The Core Bond, Diversified Income and High Income Funds may invest a portion of their assets in stripped mortgage-backed securities (“SMBS”) which are derivative multiclass mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks and investment banks.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while another class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive an “IO” (the right to receive all of the interest) while the other class will receive a “PO” (the right to receive all of the principal). The yield to maturity on an IO is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Stripped mortgage-backed securities are considered transactions in derivative securities. The Investment Adviser must obtain the explicit approval of the Board of Trustees prior to engaging in derivative transactions of this type.

Mortgage Dollar Rolls. The Core Bond, Diversified Income and High Income Funds may enter into mortgage “dollar rolls” in which the fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, a fund loses the right to receive principal and interest paid on the securities sold. However, a fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase as well as from the receipt of any associated fee income plus interest earned on cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a fund. Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly

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interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. A fund will hold and maintain until the settlement date segregated cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, each fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. These funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

Mortgage dollar rolls are considered transactions in derivative securities. The Investment Adviser must obtain the explicit approval of the Board of Trustees prior to engaging in derivative transactions of this type.

Repurchase Agreements

Each fund may enter into repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the seller at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System, U.S. Central Credit Union and with “primary dealers” in U.S. Government securities. A fund’s Investment Adviser will continuously monitor the creditworthiness of the parties with whom the funds enter into repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements

Each fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest” which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a fund entering into them. Reverse repurchase agreements involve the risk that the market value of securities purchased by a fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A fund that has entered into a reverse repurchase agreement will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, each fund will establish and maintain with the Trust’s custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. No fund will enter into reverse repurchase agreements and other borrowings (except from banks as a temporary measure for extraordinary emergency purposes) in amounts in excess of 30% of the fund’s total assets (including the amount borrowed) taken at market value. No fund will use leverage to attempt to increase income. No fund will purchase securities while outstanding borrowings exceed 5% of the fund’s total assets. Each fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Board. Under procedures established by the Board, a fund’s Investment Adviser will monitor the creditworthiness of the banks involved.

Forward Commitment and When-Issued Securities

Each fund may purchase securities on a when-issued or forward commitment basis. “When-issued” refers to securities whose terms are specified and for which a market exists, but which have not been issued. Each fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When a fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in a fund’s losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the fund will segregate cash or liquid securities, of any type or maturity, equal in value to the fund’s commitment. These

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assets will be valued daily at market, and additional cash or securities will be segregated to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Real Estate Investment Trusts

Each fund, except the Cash Reserves Fund, may invest in shares of real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks inherent in the financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the “1940 Act”). REITs (especially mortgage REITS) are also subject to interest rate risk.

Exchange Traded Funds

Each fund may invest in exchange traded funds (“ETFs”), which are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international. ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track.

ETFs are also subject to certain additional risks, including (i) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track, and (ii) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based. The fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF’s expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the fund’s expenses (i.e., management fees and operating expenses), shareholders of the fund may also indirectly bear similar expenses of an ETF.

Shares of Other Investment Companies

Each fund, other than the Target Allocation Funds, may invest up to 10% of its assets in shares of other investment companies. Each fund, other than the Target Allocation Funds, complies with the general statutory limits for such investments prescribed by the 1940 Act. The statutory limits are that immediately after any investment: (i) not more than 5% of a fund’s total assets are invested in the securities of any one investment company; (ii) not more than 10% of a fund’s total assets are invested in the aggregate in securities of investment companies as a group; (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the fund; and (iv) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the fund and other investment companies advised by Madison, or any of its affiliates. Notwithstanding the foregoing, each fund may invest in shares of money market funds in excess of the above-described statutory limitations, in accordance with the exemption contained in Rule 12d1-1 under the 1940 Act.

The Trust, Madison and entities affiliated with them have obtained an order from the SEC to permit the Target Allocation Funds to invest in underlying funds in amounts in excess of the statutory limits described above. The Target Allocation Funds may invest up to 100% of their assets in shares of other investment companies and will invest substantially all of their assets in shares of both affiliated and unaffiliated investment companies.

As a shareowner of another investment company, a fund would bear, along with other shareowners, its pro rata portion of the expenses of such other investment company, including advisory fees, general fund expenses, trading, custodial and interest expenses and distribution/shareholder servicing fees (if any). These expenses would be in addition to the advisory and other expenses that a fund bears directly in connection with its own operations and may represent a duplication of fees to shareowners of the fund.

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Temporary Defensive Positions

Although each fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, each fund (other than the Cash Reserves Fund) may invest up to 100% in money market securities as a defensive tactic in abnormal market conditions.

To the extent any fund engages in a temporary defensive position in this manner, it would not be invested in accordance with its stated investment objectives.

Types of Investment Risk

Active or Frequent Trading Risk.   The risk of the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the performance.

Asset Allocation Risk.   The risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Call Risk.   The risk that the issuer of a security will retire or redeem (“call”) the security with a higher rate of interest before the scheduled maturity date when interest rates have declined.

Correlation Risk.   The risk that changes in the value of a hedging instrument or hedging technique will not match those of the asset being hedged (hedging is the use of one investment to offset the possible adverse effects of another investment).

Counterparty Risk.   The risk that the counterparty under an agreement will not live up to its obligations.

Credit Risk.   The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation.

Currency Risk.   The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment.

Extension Risk.   The risk that an unexpected rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage prepayments, typically reducing the security’s value.

Hedging Risk.   When a fund hedges an asset it holds (typically by using a derivative contract or derivative security), any gain or loss generated by the hedge should be substantially offset by losses or gains on the hedged asset. Hedging is a useful way to reduce or eliminate risk of loss, but it will also reduce or eliminate the potential for investment gains.

Information Risk.   The risk that key information about a security or market is inaccurate or unavailable.

Interest Rate Risk.   The risk of declines in market value of an income bearing investment due to changes in prevailing interest rates. With fixed-rate securities, a rise in interest rates typically causes a decline in market values, while a fall in interest rates typically causes an increase in market values.

Leverage Risk.   The risks associated with securities or investment practices that enhance return (or loss) without increasing the amount of investment, such as buying securities on margin or using certain derivative contracts or derivative securities. A fund’s gain or loss on a leveraged position may be greater than the actual market gain or loss in the underlying security or instrument. A fund may also incur additional costs in taking a leveraged position (such as interest on borrowings) that may not be incurred in taking a non-leveraged position.

Liquidity Risk.   The risk that certain securities or other investments may be difficult or impossible to sell at the time the fund would like to sell them or at the price the fund values them.

Management Risk.   The risk that a strategy used by a fund’s Investment Adviser may fail to produce the intended result. This risk is common to all mutual funds.

Market Risk.   The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. This risk is common to all stocks and bonds and the mutual funds that invest in them.

Natural Event Risk.   The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity Risk.   The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments.

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Political Risk.   The risk of losses directly attributable to government actions or political events of any sort, including military actions and/or expropriation of assets.

Prepayment Risk.   The risk that an unexpected fall in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security’s return.

Speculation Risk.   Speculation is the assumption of risk in anticipation of gain but recognizing a higher than average possibility of loss. To the extent that a derivative contract or derivative security is used speculatively (i.e., not used as a hedge), a fund is directly exposed to the risks of that derivative contract or security. Gains or losses from speculative positions in a derivative contract or security may be substantially greater than the derivative contract or security’s original cost.

Valuation Risk.   The risk that a fund could not sell a security or other portfolio investment for the market value or fair value established for it at any time. Similarly, the risk that the fair valuation of securities or other portfolio investments may result in greater fluctuation in their value from one day to the next than would be the case if the market values were available.

Higher-Risk Securities and Practices

Security or Practice	Description	Related Risks
ADRs
ADRs are receipts typically issued by a U.S. financial institution which evidence ownership of underlying securities of foreign corporate issuers. Generally, ADRs are in registered form and are designed for trading in U.S. markets.
Market, currency, information, natural event, and political risks (i.e., the risks of foreign securities).
Borrowing	The borrowing of money from financial institutions or through reverse repurchase agreements.	Leverage and credit risks.
Emerging Market Securities
Any foreign securities primarily traded on exchanges located in or issued by companies organized or primarily operating in countries that are considered lesser developed than countries like the U.S., Australia, Japan, or those of Western Europe.
Credit, market, currency, information, liquidity, interest rate, valuation, natural event, and political risks.
EDRs and GDRs
EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.
Market, currency, information, natural event, and political risks (i.e., the risks of foreign securities).
Foreign Money Market Securities	Short-term debt obligations issued either by foreign financial institutions or by foreign branches of U.S. financial institutions or foreign issuers.	Market, currency, information, interest rate, natural event, and political risks.
Foreign Securities
Securities issued by companies organized or whose principal operations are outside the U.S., securities issued by companies whose securities are principally traded outside the U.S., or securities denominated or quoted in foreign currency. The term “foreign securities” includes ADRs, EDRs, GDRs, and foreign money market securities.
Market, currency, information, natural event, and political risks.
Forward Foreign Currency Exchange Contracts	Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Currency, liquidity, and leverage risks. When used for hedging, also has hedging, correlation, and opportunity risks. When used speculatively, also has speculation risks.
Illiquid Securities	Any investment that may be difficult or impossible to sell within seven days for the price at which the fund values it.	Liquidity, valuation and market risks.
Mortgage-Backed Securities	Securities backed by pools of mortgages, including passthrough certificates, PACs, TACs, CMOs, and when available, pools of mortgage loans generated by credit unions.	Credit, extension, prepayment, and interest rate risks.

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Security or Practice	Description	Related Risks
Non-Investment Grade Securities	Investing in debt securities rated below BBB/Baa (i.e., “junk” bonds).	Credit, market, interest rate, liquidity, valuation, and information risks.
Options
In general, an option is the right to buy (called a “call”) or sell (called a “put”) property for an agreed-upon price at any time prior to an expiration date. Both call and put options may be either written (i.e., sold) or purchased on securities or indices.
Market, hedging or speculation, leverage, correlation, liquidity, credit, and opportunity risks.
Repurchase Agreements	The purchase of a security that the seller agrees to buy back later at the same price plus interest.	Credit risk.
Restricted Securities	Securities originally issued in a private placement rather than a public offering. These securities often cannot be freely traded on the open market.	Liquidity, valuation, and market risks.
Reverse Repurchase Agreements	The lending of short-term debt securities; often used to facilitate borrowing.	Leverage and credit risks.
Securities Lending	The lending of securities to financial institutions, which provide cash or government securities as collateral.	Credit risk.
Shares of Other Investment Companies	The purchase of shares issued by other investment companies. These investments are subject to the fees and expenses of the underlying investment company(s).	Market risks and the layering of fees and expenses.
Short-Term Trading	Selling a security soon after purchase or purchasing it soon after it was sold (a fund engaging in short-term trading will have higher turnover and transaction expenses).	Market, liquidity and opportunity risks.
Smaller Capitalization Companies
The purchase of securities issued by a company with a market capitalization (i.e., the price per share of its common stock multiplied by the number of shares of common stock outstanding) within the range of those companies represented in either the S&P Small Cap 600 Index or the Russell 2000® Index.
Market and liquidity risk.
Swaps
The entry into interest rate, credit default, index, currency exchange rate and total return swap agreements whereby the parties agree to exchange rates of return (or differentials therein) earned or realized on predetermined investments or instruments.
Market, liquidity, currency, credit, counterparty, leverage and opportunity risks.
When-Issued Securities and Forward Commitments	The purchase or sale of securities for delivery at a future date; market value may change before delivery.	Market, opportunity, and leverage risks.

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Higher-Risk Securities and Practices Table.   The following table shows each fund’s investment limitations with respect to certain higher risk securities and practices as a percentage of portfolio assets. A number in the column indicates the maximum percentage of total assets that the fund is permitted to invest in that practice or type of security. Numbers in this table show allowable usage only; for actual usage, consult the fund’s annual and semi-annual reports.

	Cash Reserves	Core Bond	High Income	Div. Income	Equity Income	Large Cap Value	Large Cap Growth	Mid Cap	Small Cap	Int’l Stock	Cons. Alloc.	Mod. Alloc.	Agg. Alloc.
Borrowing	30	30	30	30	30	30	30	30	30	30	30	30	30
Repurchase Agreements	*	*	*	*	*	*	*	*	*	*	*	*	*
Securities Lending	X	33 1/[3]	33 1/[3]	33 1/[3]	33 1/[3]	33 1/[3]	33 1/[3]	33 1/[3]	33 1/[3]	33 1/[3]	X	X	X
Short-Term Trading	*	*	*	*	*	*	*	*	*	*	*	*	*
When-Issued Securities; Forward Commitments	25	25	25	25	25	25	25	*	*	25	**	**	**
Shares of Other Investment Companies[1]	10	10	10	10	10	10	10	10	10	10	100	100	100
Non-Investment Grade Securities	X	20	*	20	20	20	20	20	30	20	**	**	**
Foreign Securities	25[2]	25	50	25	15	25	25	25	25	*	**	**	**
Emerging Market Securities	X	10	25	15	15	15	15	15	15	30	**	**	**
Illiquid Securities[3]	10	15	15	15	15	15	15	15	15	15	**	**	**
Restricted Securities	10**	15	30	15	15	15	15	15	15	15	**	**	**
Mortgage-Backed Securities	X	25***	30	25***	X	X	X	X	X	X	**	**	**
Options on Securities, Indices or Currencies	X	10**	10	15	*	20**	20**	20**	25**	10**	**	**	**
Forward Foreign Currency Exchange Contracts	X	10**	10	10**	10**	10**	10**	10**	10**	10**	**	**	**

[1]	Includes ETFs.
[2]	U.S. dollar-denominated foreign money market securities only.
[3]	Numbers in this row refer to net, rather than total, assets.

Legend
*	One asterisk means that there is no policy limitation on the fund’s usage of that practice or type of security, and that the fund may be currently using that practice or investing in that type of security.
**	Two asterisks mean that the fund is permitted to use that practice or invest in that type of security, but is not expected to do so on a regular basis or in an amount that exceeds 5% of fund assets.
***	Excluding government sponsored agency paper.
X	An “X” mark means that the fund is not permitted to use that practice or invest in that type of security.

FUND NAMES

In the judgment of Madison, the Core Bond, High Income, Large Cap Value, Large Cap Growth, Mid Cap, Small Cap and International Stock Funds have names that suggest a focus on a particular industry, group of industries or type of investment. In accordance with the provisions of Rule 35d-1 of the 1940 Act, each of these funds will, under normal circumstances, invest at least 80% of its assets in the particular industry, group of industries, or type of investment of the type suggested by its name. For this purpose, “assets” means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the fund’s outstanding shares as defined in the 1940 Act. The names of these funds may be changed at any time by a vote of the Board. As required by Rule 35d-1, shareholders of funds subject to Rule 35d-1 will receive a 60-day written notice of any change to the investment policy describing the type of investment that the name suggests.

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INVESTMENT LIMITATIONS

The Trust has adopted the following restrictions and policies relating to the investment of assets and the activities of each fund. The policies listed below are fundamental and may not be changed for a fund without the approval of the holders of a majority of the outstanding votes of that fund (which for this purpose and under the 1940 Act means the lesser of (i) sixty-seven percent (67%) of the outstanding votes attributable to shares represented at a meeting at which more than fifty percent (50%) of the outstanding votes attributable to shares are represented or (ii) more than fifty percent (50%) of the outstanding votes attributable to shares). Except as noted below, none of the funds within the Trust may:

(1)	with respect to 75% of the fund’s total assets, purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if (i) such purchase would cause more than 5% of the fund’s total assets taken at market value to be invested in the securities of such issuer or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the fund;

(2)	invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities); provided that each Target Allocation Fund may invest more than 25% of its assets in any one underlying affiliated fund;

(3)	borrow money, except that it may (a) borrow from any lender for temporary purposes in amounts not in excess of 5% of its total assets and (b) borrow from banks in any amount for any purpose, provided that immediately after borrowing from a bank the fund’s aggregate borrowings from any source do not exceed 33 1/3% of the fund’s total assets (including the amount borrowed). If, after borrowing from a bank, a fund’s aggregate borrowings later exceed 33 1/3% of the fund’s total assets, the fund will, within three days after exceeding such limit (not including Sundays or holidays), reduce the amount of its borrowings to meet the limitation. A fund may make additional investments while it has borrowings outstanding. A fund may make other borrowings to the extent permitted by applicable law;

(4)	make loans, except through (a) the purchase of debt obligations in accordance with the fund’s investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law;

(5)	underwrite securities issued by others, except to the extent that the sale of portfolio securities by the fund may be deemed to be an underwriting;

(6)	purchase, hold or deal in real estate, although a fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a fund as a result of the ownership of securities;

(7)	invest in commodities or commodity contracts, except that the fund may invest in currency, and financial instruments and contracts that are commodities or commodity contracts; or

(8)	issue senior securities to the extent such issuance would violate applicable law.

With regard to fundamental policy 2 above, as it relates to the Target Allocation Funds, Madison looks through to the assets held by affiliated underlying funds for purposes of the industry concentration limit, and for unaffiliated underlying funds, Madison applies the test the same way based on what Madison knows about the underlying fund.

With regard to fundamental policy 8 above, Section 18(f) of the 1940 Act prohibits an investment company from issuing a “senior security” except under certain circumstances. A “senior security” is any security or obligation that creates a priority over any other class to a distribution of assets or payment of a dividend. Permissible “senior securities” include, among other things, a borrowing from a bank where the fund maintains an asset coverage ratio of at least 300% while the borrowing is outstanding.

In addition to the fundamental policies listed above, the investment objective in each fund is a fundamental policy that cannot be changed without the approval of a majority of the fund’s outstanding voting securities.

The following restrictions are not fundamental policies and may be changed without the approval of the shareholders in the affected fund:

(1)	no fund will sell securities short or maintain a short position except for short sales against the box;

(2)	no fund will purchase any security which is not readily marketable if more than 15% (10% for the Cash Reserves Fund) of the net assets of the fund taken at market value, would be invested in such securities;

(3)	with regard to the Core Bond and Mid Cap Funds, no such fund will invest more than 5% of the value of its total assets (determined as of the date of purchase) in the securities of any one issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities and excluding bank deposits), and Madison will not purchase, on behalf of any such fund, any securities when, as a result, more than 10% of the voting securities of the issuer would be held by the fund. For purposes of these restrictions, the issuer is deemed to

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be the specific legal entity having ultimate responsibility for payment of the obligations evidenced by the security and whose assets and revenues principally back the security;

(4)	with regard to the Cash Reserves Fund, only investment grade securities shall be purchased; and

(5)	with regard to the Core Bond Fund, at least 65% of the fund’s assets must be invested in investment grade securities.

Except for the limitations on borrowing from banks, if the above percentage restrictions, or any restrictions elsewhere in this SAI or in the prospectuses covering fund shares, are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

Notwithstanding the foregoing investment limitations, the underlying funds in which the Target Allocation Funds may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a Target Allocation Fund to engage indirectly in investment strategies that may be prohibited under the investment limitations listed above. The investment restrictions of each underlying fund are set forth in the prospectus and SAI for that underlying fund.

PORTFOLIO TURNOVER

While the Cash Reserves Fund is not subject to specific restrictions on portfolio turnover, it generally does not seek profits by short-term trading. However, it may dispose of a portfolio security prior to its maturity where disposition seems advisable because of a revised credit evaluation of the issuer or other considerations.

Each fund will trade securities held by it whenever, in the Investment Adviser’s view, changes are appropriate to achieve the stated investment objectives. The Investment Adviser does not anticipate that unusual portfolio turnover will be required and intends to keep such turnover to moderate levels consistent with the objectives of each fund. Although the Investment Adviser makes no assurances, it is expected that the annual portfolio turnover rate for each fund will be generally less than 100%. This would mean that normally less than 100% of the securities held by the fund would be replaced in any one year.

For the two fiscal years ended October 31, 2012, portfolio turnover for each fund was as follows:

Fund	2012	2011
Conservative Allocation[1]	40%	26%
Moderate Allocation[1]	50%	20%
Aggressive Allocation[1]	67%	29%
Core Bond	6%	12%
High Income	36%	55%
Diversified Income	21%	17%
Equity Income[2]	84%	107%
Large Cap Value	25%	39%
Large Cap Growth	71%	77%
Mid Cap[3]	31%	70%
Small Cap	15%	15%
International Stock	41%	44%

[1]	The increase in turnover for 2012 was the result of a portfolio restructuring process to lower the underlying investment costs of the fund.
[2]	The portfolio turnover in 2011 was unusually high due to a large inflow into the fund that occurred in mid 2011.
[3]	In 2011, the fund was continuing its transition from its prior management style (which pre-dates the Adviser’s management of the fund) to the current management style which necessitated a reduction in portfolio holdings, which, in turn, increased turnover during this period.

MANAGEMENT OF THE TRUST

Trustees and Officers

The Trust is governed by the Board. The Board has the duties and responsibilities set forth under the applicable laws of the State of Delaware, including but not limited to the management and supervision of the funds.

The Board, from time to time, may include individuals who may be deemed to be affiliated persons of Madison. At all times, however, a majority of Board members will not be affiliated with Madison or the funds (collectively referred to herein as the “Independent Trustees”). Board members serve indefinite terms, while officers of the Trust are elected annually.

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The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing Board members, changing fundamental policies, approving certain management contracts, approving or amending a 12b-1 plan, or as otherwise required by the 1940 Act or the Declaration of Trust.

The address of each Trustee and officer is 550 Science Drive, Madison, Wisconsin 53711, except for Mr. Mason for which it is 8777 N. Gainey Center Drive, #220, Scottsdale, Arizona 85258.

Interested Trustees and Officers

Name and Year of Birth	Position(s) and Length of Time Served	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Director/Trustee[1]	Other Directorships Held by Director/Trustee During Past Five Years
Katherine L. Frank[2] 1960	Trustee and President, 2009 – Present
Madison Investment Holdings, Inc. (“MIH”) (affiliated investment advisory firm of Madison), Executive Director and Chief Operating Officer, 2010 – Present; Managing Director and Vice President, 1986 – 2010

Madison Asset Management, LLC (“Madison”), Executive Director and Chief Operating Officer, 2010 – Present; Vice President, 2004 – 2010

Madison Investment Advisors, LLC (“MIA”) (affiliated investment advisory firm of Madison), Executive Director and Chief Operating Officer, 2010 – Present; President, 1996 – 2010

Madison Mosaic Funds (12) (mutual funds), President, 1996 – Present; Madison Strategic Sector Premium Fund (closed end fund), President, 2005 – Present; Madison Covered Call & Equity Strategy Fund (closed end fund), President, December 2012 – Present; Ultra Series Fund (16) (mutual funds), President, 2009 – Present
			37	Madison Mosaic Funds (all but Equity Trust), 1996 – Present; Madison Strategic Sector Premium Fund, 2005 – Present; Ultra Series Fund (16), 2009 – Present
Jay R. Sekelsky 1959	Vice President, 2009 – Present
MIH, Executive Director and Chief Investment Officer, 2010 – Present; Managing Director and Vice President, 1990 – 2010

Madison, Executive Director and Chief Investment Officer, 2010 – Present

MIA, Executive Director and Chief Investment Officer, 2010 – Present; Vice President, 1996 – 2010

Madison Mosaic Funds (12), Vice President, 1996 – Present; Madison Strategic Sector Premium Fund, Vice President, 2005 – Present; Madison Covered Call & Equity Strategy Fund, Vice President, December 2012 – Present; Ultra Series Fund (16), Vice President, 2009 – Present
			N/A	N/A
Paul Lefurgey 1964	Vice President, 2009 – Present
MIH, Managing Director and Head of Fixed Income Investments, 2005 – Present; Madison and MIA, Managing Director and Head of Fixed Income Investments, 2010 – Present

MEMBERS Capital Advisors, Inc. (“MCA”) (investment advisory firm), Madison, WI, Vice President, 2003 – 2005

Madison Mosaic Funds (12), Vice President, 2009 – Present; Madison Strategic Sector Premium Fund, Vice President, 2010 – Present; Madison Covered Call & Equity Strategy Fund, Vice President, December 2012 – Present; Ultra Series Fund (16), Vice President, 2009 – Present
			N/A	N/A

[1]	As of the date of this SAI, the fund complex consists of the Trust with 13 portfolios, the Ultra Series Fund with 16 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund), the Madison Covered Call & Equity Strategy Fund (a closed-end fund) (“MCN”), and the Madison Mosaic Equity, Income, Tax-Free and Government Money Market Trusts, which together have 12 portfolios, for a grand total of 43 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above. References to the “Fund Complex” in the following tables have the meaning disclosed in this paragraph. MCN was not part of the Fund Complex prior to 2013.
[2]	“Interested person” as defined in the 1940 Act. Considered an interested Trustee because of the position held with the investment adviser of the Trust.

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Name and Year of Birth	Position(s) and Length of Time Served	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Director/Trustee[1]	Other Directorships Held by Director/Trustee During Past Five Years
Greg D. Hoppe 1969	Treasurer, 2009 – Present
MIH and MIA, Vice President, 1999 – Present; Madison, Vice President, 2009 – Present

Madison Mosaic Funds (12), Treasurer, 2009 – Present; Chief Financial Officer, 1999 – 2009; Madison Strategic Sector Premium Fund, Treasurer, 2009 – Present; Chief Financial Officer, 2005 – 2009; Madison Covered Call & Equity Strategy Fund, Treasurer, December 2012 – Present; Ultra Series Fund (16), Treasurer, 2009 – Present
			N/A	N/A
Holly S. Baggot 1960	Secretary, 1999 – Present Assistant Treasurer, 1999 – 2007; 2009 – Present Treasurer, 2008 – 2009
MIH and MIA, Vice President, 2010 – Present; Madison, Vice President, 2009 – Present; MFD Distributor, LLC (“MFD”) (an affiliated brokerage firm of Madison), Vice President, 2012 – Present

MCA, Director-Mutual Funds, 2008-2009; Director-Mutual Fund Operations, 2006-2008; Operations Officer-Mutual Funds, 2005-2006; Senior Manager-Product & Fund Operations, 2001-2005

Madison Mosaic Funds (12), Secretary and Assistant Treasurer, 2009 – Present; Madison Strategic Sector Premium Fund, Secretary and Assistant Treasurer, 2010 – Present; Madison Covered Call & Equity Strategy Fund, Secretary and Assistant Treasurer, December 2012 – Present; Ultra Series Fund (16), Secretary, 1999-Present and Treasurer, 2008-2009 and Assistant Treasurer, 1997-2007 and 2009-Present
			N/A	N/A
W. Richard Mason 1960	Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009 – Present
MIH, MIA, Madison and Madison Scottsdale, LC (an affiliated investment advisory firm of Madison), Chief Compliance Officer and Corporate Counsel, 2009 – Present; General Counsel and Chief Compliance Officer, 1996 – 2009

MFD, Principal, 1998 – Present; Concord Asset Management, LLC (“Concord”) (an affiliated investment advisory firm of Madison), General Counsel, 1996 – 2009; NorthRoad Capital Management LLC (“NorthRoad”) (an affiliated investment advisory firm of Madison), Chief Compliance Officer and Corporate Counsel, 2011 – Present

Madison Mosaic Funds (12), Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009 – Present; Secretary, General Counsel and Chief Compliance Officer, 1992 – 2009

Madison Strategic Sector Premium Fund, Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009 – Present; Secretary, General Counsel and Chief Compliance Officer, 2005 – 2009

Madison Covered Call & Equity Strategy Fund, Chief Compliance Officer, Corporate Counsel and Assistant Secretary, December 2012 – Present; Ultra Series Fund (16), Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009 – Present
			N/A	N/A

[1]	As of the date of this SAI, the fund complex consists of the Trust with 13 portfolios, the Ultra Series Fund with 16 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund), the Madison Covered Call & Equity Strategy Fund (a closed-end fund) (“MCN”), and the Madison Mosaic Equity, Income, Tax-Free and Government Money Market Trusts, which together have 12 portfolios, for a grand total of 43 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above. References to the “Fund Complex” in the following tables have the meaning disclosed in this paragraph. MCN was not part of the Fund Complex prior to 2013.

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Name and Year of Birth	Position(s) and Length of Time Served	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Director/Trustee[1]	Other Directorships Held by Director/Trustee During Past Five Years
Pamela M. Krill 1966	General Counsel, Chief Legal Officer and Assistant Secretary, 2009 – Present
MIH, MIA, Madison, Madison Scottsdale, LC, MFD, and Concord, General Counsel and Chief Legal Officer, 2009 – Present

NorthRoad, General Counsel & Chief Legal Officer, 2011 – Present

Madison Mosaic Funds (12), General Counsel, Chief Legal Officer and Assistant Secretary, 2009 – Present; Madison Strategic Sector Premium Fund, General Counsel, Chief Legal Officer and Assistant Secretary, 2010 – Present; Madison Covered Call & Equity Strategy Fund, General Counsel, Chief Legal Officer and Assistant Secretary, December 2012 – Present; Ultra Series Fund (16), General Counsel, Chief Legal Officer and Assistant Secretary, 2009 – Present

CUNA Mutual Insurance Society (insurance company with affiliated investment advisory, brokerage and mutual fund operations), Madison, WI, Managing Associate General Counsel-Securities & Investments, 2007 – 2009

Godfrey & Kahn, S.C. (law firm), Madison and Milwaukee, WI, Partner/Shareholder, Securities Practice Group, 1994-2007
			N/A	N/A

[1]	As of the date of this SAI, the fund complex consists of the Trust with 13 portfolios, the Ultra Series Fund with 16 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund), the Madison Covered Call & Equity Strategy Fund (a closed-end fund) (“MCN”), and the Madison Mosaic Equity, Income, Tax-Free and Government Money Market Trusts, which together have 12 portfolios, for a grand total of 43 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above. References to the “Fund Complex” in the following tables have the meaning disclosed in this paragraph. MCN was not part of the Fund Complex prior to 2013.

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Independent Trustees

Name and Year of Birth	Position(s) and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Director/Trustee[2]	Other Directorships Held by Director/Trustee During Past Five Years
Philip E. Blake 1944	Trustee, 2009 – Present	Retired Investor Lee Enterprises, Inc (news and advertising publisher), Madison, WI, Vice President, 1998 - 2001 Madison Newspapers, Inc., Madison, WI, President and Chief Executive Officer, 1993 – 2000	43
Edgewood College, 2003 – Present; Chairman of the Board, 2010 – 2012

Nerites Corporation (technology company), 2004 – Present

Madison Mosaic Funds (12), 2001– Present; Madison Strategic Sector Premium Fund, 2005 – Present; Madison Covered Call & Equity Strategy Fund, December 2012 – Present; Ultra Series Fund (16), 2009 – Present

James R Imhoff, Jr. 1944	Trustee, 2009 – Present	First Weber Group (real estate brokers), Madison, WI, Chief Executive Officer, 1996 – Present	43
Park Bank, 1978 – Present

Madison Mosaic Funds (12), 1996 – Present; Madison Strategic Sector Premium Fund, 2005 – Present; Madison Covered Call & Equity Strategy Fund, 2005 – Present; Ultra Series Fund (16), 2009 – Present

Steven P. Riege 1954	Trustee, 2005 – Present	Ovation Leadership (management consulting), Milwaukee, WI, Owner/President, 2001 – Present Robert W. Baird & Company (financial services), Milwaukee, WI, Senior Vice President- Marketing and Vice President-Human Resources, 1986 – 2001	29	Ultra Series Fund (16), 2005 – Present
Richard E. Struthers 1952	Trustee, 2004 – Present	Clearwater Capital Management (investment advisory firm), Minneapolis, MN, Chair and Chief Executive Officer, 1998 – Present Park Nicollet Health Services, Minneapolis, MN, Chairman, Finance and Investment Committee, 2006 – 2012 IAI Mutual Funds, Minneapolis, MN, President and Director, 1992-1997	29	Park Nicolet Health Services, 2001 – 2012 HealthPartners, 2013 – Present Ultra Series Fund (16), 2004 – Present
Lorence D. Wheeler 1938	Trustee, 2009 – Present	Retired investor	43	Grand Mountain Bank FSB and Grand Mountain Bancshares, Inc. 2003 – Present

[1]	Independent Trustees serve in such capacity until the Trustee reaches the age of 76, unless retirement is waived by unanimous vote of the remaining Trustees on an annual basis.
[2]	As of the date of this SAI, the fund complex consists of the Trust with 13 portfolios, the Ultra Series Fund with 16 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund), the Madison Covered Call & Equity Strategy Fund (a closed-end fund) (“MCN”), and the Madison Mosaic Equity, Income, Tax-Free and Government Money Market Trusts, which together have 12 portfolios, for a grand total of 43 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above. References to the “Fund Complex” in the following tables have the meaning disclosed in this paragraph. MCN was not part of the Fund Complex prior to 2013.

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Trustee Compensation
During the fiscal year ended October 31, 2012, the Trustees were compensated as follows:

Trustee Name	Aggregate Compensation from Trust	Total Compensation from Trust and Fund Complex[1]
Steven P. Riege	$27,000	$62,250
Richard E. Struthers	$27,000	$62,250
Lorence D. Wheeler	$22,000	$76,000
James R Imhoff, Jr.	$22,000	$76,000
Philip E Blake	$22,000	$76,000
Katherine L. Frank[2]	None	None

[1]	Fund Complex as defined above. Because MCN was not part of the Fund Complex until 2013, Trustee compensation relating to service on the MCN Board of Trustees is not included in the above chart.
[2]	Non-compensated interested Trustee.

The funds do not have any sort of pension or retirement plans for the benefit of Trustees. However, as an employee of Madison, Ms. Frank participates in a profit sharing plan sponsored by Madison for the benefit of its employees. No part of such plan is secured or funded by the funds.

There have been no arrangements or understandings between any trustee or officer and any other person(s) pursuant to which(s) he was selected as a Trustee or officer.

Board Qualifications

The members of the Board of Trustees each have experience which led fund management to the conclusion that the person should serve as a member of the Board, both at the time of the person’s appointment to the Board and continuing as of the date of this SAI. Ms. Frank, the sole member of the Board who is considered “interested” under the 1940 Act, has been with MIH for more than 20 years and has held executive management positions during her tenure with the firm. Regarding the Independent Trustees, all five of them have substantial experience operating and overseeing a business, whether it be the newspaper business (for Mr. Blake), the real estate business (for Mr. Imhoff), the management consulting business (for Mr. Riege), the investment management business (for Mr. Struthers), or the retirement plan business (for Mr. Wheeler). As a result of this experience, each of them has unique perspectives regarding the operation and management of the funds and the Board’s oversight function with respect thereto. They use this collective experience to serve the funds for the benefit of fund shareholders. Moreover, each of the Independent Trustees has served as a trustee of one or more mutual funds for many years. They bring substantial and material experience and expertise to their continued roles as Trustees of the funds.

Board Committees

The Board of Trustees has established two standing committees to help manage the funds, as follows: an Audit Committee and a Nominating and Governance Committee.

Audit Committee.   The Audit Committee is responsible for reviewing the results of each audit of the funds by the funds’ independent registered public accounting firm and for recommending the selection of independent auditors for the coming year. The Audit Committee members are the Independent Trustees of the Funds: Richard Struthers (Chairman), Philip Blake, James Imhoff, Jr., Steven Riege and Lorence Wheeler. The Audit Committee meets at least quarterly and more often as necessary. The Committee met four times during the funds’ last fiscal year.

Nominating and Governance Committee.   The Nominating and Governance Committee is responsible for nominating Trustees and officers to fill vacancies, evaluating their qualifications and for determining Trustee compensation. The Committee is also responsible for periodically reviewing the effectiveness of the Board. The members of the Nominating and Governance Committee are the same as the members of the Audit Committee: Steven Riege (Chairman), Philip Blake, James Imhoff, Jr., Richard Struthers and Lorence Wheeler. Like the Audit Committee, the Nominating and Governance Committee meets at least quarterly and more often as necessary. The Committee met four times during the funds’ last fiscal year. The Nominating Committee may consider candidates for the Board submitted by shareholders if a vacancy were to exist. Shareholders who wish to recommend a nominee may do so by submitting the appropriate information about the candidate to the fund’s Secretary at the following address: 550 Science Drive, Madison, Wisconsin 53711.

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Leadership Structure of the Board

The Board of Trustees is relatively small (with six members, as noted in the table above) and operates in a collegial atmosphere. Although no member is formally charged with acting as Chairman, Ms. Frank generally acts as the Chairperson during meetings. All Board members are expected to provide their input into establishing the Board’s meeting agenda. Likewise, each Board meeting contains a standing agenda item for any Board member to raise new or additional items he or she believes is important in connection with fund governance. The Board has charged Mr. Struthers with acting as the Lead Independent Trustee for purposes of communicating with Madison, the Chief Compliance Officer, counsel to the Independent Trustees and fund counsel on matters relating to the Board as a whole. The Independent Trustees often meet in executive session without representatives of Madison present (including meetings with counsel, the Chief Compliance Officer and the independent registered public accountant).

As adviser to the funds, Madison is responsible for the overall risk management for the funds, including supervising their affiliated and third-party service providers and by identifying and mitigating possible events that could impact the funds’ business, operations or performance. Risks to the funds include investment, legal, compliance and regulatory risks, as well as the risk of operational failure or lack of business continuity. The Board oversees risk management of the funds’ investment programs through the Audit Committee and through oversight by the Board itself. The Chief Compliance Officer, who reports to the Independent Trustees, provides the Board with quarterly updates and a comprehensive annual report regarding the processes and controls in place to address regulatory, compliance, legal and operational risk. The Board exercises its oversight in conjunction with Madison, the Chief Compliance Officer, fund counsel and counsel to the Independent Trustees by requesting reports and presentations at regular intervals throughout the year. Additionally, the Audit Committee receives periodic reports from the funds’ independent accountants. The Board’s committee structure requires an Independent Trustee to serve as chairman of the Nominating and Governance and the Audit Committees.

Given the small size of the Board, its committee structure lead by Independent Trustees, the openness of Board meetings to active input by all Board members, its utilization of executive sessions, the role of the Lead Independent Trustee and its quarterly focus on compliance and risk management, the Board has determined that its current leadership structure is adequate for the protection of fund investors.

Trustees’ Holdings

Trustees’ holdings in the Fund Complex as of December 31, 2012 was as follows:

Dollar Range of Equity Securities in the Trust[1]
Name of Trustee	Aggressive Allocation	Cash Reserves	High Income	Large Cap Growth	Large Cap Value	Int’l. Stock	Small Cap	Aggregate Dollar Range of Equity Securities in Fund Complex[1,2]
Steven P. Riege	$1-$10,000	None	None	None	None	None	$1-$10,000	$1-$10,000
Richard E. Struthers	None	None	None	None	None	$50,001-$100,000	None	$50,001-$100,000
Lorence D. Wheeler	None	$1-$10,000	None	$10,001-$50,000	$10,001-$50,000	None	None	Over $100,000
Philip E Blake	None	None	$10,001-$50,000	$10,001-$50,000	None	None	$1-$10,000	Over $100,000
James R Imhoff, Jr.	None	None	None	None	None	None	None	Over $100,000
Katherine L. Frank	None	None	None	None	None	None	None	Over $100,000

[1]	Dollar ranges are as follows: none; $1–$10,000; $10,001-$50,000; $50,001-$100,000; and over $100,000. Information as of December 31, 2012.
[2]	Fund Complex as defined above.

SALES LOAD WAIVERS FOR CERTAIN PERSONS

Class A shares may be offered without front-end sale s charges to individuals (and their “immediate family,” as described in the prospectuses) who, within the past twelve months, were (i) trustees, directors, officers, or employees of CMFG Life Insurance Company (f/k/a CUNA Mutual Insurance Society) or its subsidiaries and affiliates (collectively referred to herein as “CMFG Life”); (ii) trustees, directors, officers or employees of Madison Investment Holdings, Inc. and/or its subsidiaries or affiliated companies; (iii) members of the Board of Trustees of the Trust or of the board of trustees of the Ultra Series Fund; and (iv) any trust, pension, profit sharing or other benefit plan which beneficially owns shares for these persons. Board members of the Trust and the Ultra Series Fund are offered Class A shares without front-end sales charges as an incentive for them to invest in the funds for which they serve as Trustees.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF THE TRUST’S SECURITIES

Based upon their investments, the Target Allocation Funds of the Trust and of the Ultra Series Fund own more than 25% of the shares of certain funds as indicated in the chart below and may be deemed to control such funds. Until their ownership is diluted by the sale of shares to other shareholders or the redemption of their investments, these funds may each be able to significantly influence the outcome of any shareholder vote of such funds.

The following tables set forth 5% or more record ownership of shares of each class of each fund, if applicable, as of January 31, 2013.

Class A shares

Shareholder	Equity Income	Small Cap	International Stock
Frank E. Burgess, Madison, WI	5.16%
MEMBERS Heritage Federal Credit Union Retirement Health Trust, Lexington, KY			5.99%
MEMBERS Heritage Federal Credit Union Retirement Health Trust, Lexington, KY		10.65%
Stephen T OBrien, Harvard, MA		35.03%

Class B shares

Shareholder	Cash Reserves
Big Brothers Big Sisters of El Paso, El Paso, TX	5.88%
State Street Bank Custodian R/O IRA FBO Humberto Prieto, Miami, FL	6.12%
Pershing LLC., Jersey City, NJ*	5.81%

*Ownership represents ownership of record rather than beneficial ownership.

Class C shares

Shareholder	Aggressive Allocation	Diversified Income	Equity Income
Madison Investment Holding Inc., Madison, WI		5.44%	13.17%
Pershing LLC., Jersey City, NJ*		5.58%
Pershing LLC., Jersey City, NJ*		6.08%
Pershing LLC., Jersey City, NJ*			12.76%
Pershing LLC., Jersey City, NJ*			12.49%
Pershing LLC., Jersey City, NJ*			14.39%
Pershing LLC., Jersey City, NJ*			9.69%
William W. Goddard TTEE Family Trust of William W. Goddard, Riverside, CA	15.81%
Pacul Services Inc., Corinne Sherman 457(f) Plan, Harrisburg, PA	5.81%

*Ownership represents ownership of record rather than beneficial ownership.

Class Y shares

Shareholder	Core Bond Fund	High Income	Equity Income	Large Cap Value	Large Cap Growth	Mid Cap	Small Cap	Int’l Stock
MEMBERS Conservative Allocation Fund, Madison, WI	8.28%	7.78%						6.28%
MEMBERS Moderate Allocation Fund, Madison, WI	11.79%	10.80%		12.19%	14.02%	6.85%	14.87%	9.40%
MEMBERS Aggressive Allocation Fund, Madison, WI				5.78%	6.19%		5.69%
Ultra Series Conservative Allocation Fund, Madison, WI	30.39%	30.65%	12.36%	16.84%	11.96%			24.12%
Ultra Series Moderate Allocation Fund, Madison, WI	30.72%	40.43%	14.66%	36.88%	42.00%	21.13%	39.41%	28.84%
Ultra Series Aggressive Allocation Fund, Madison, WI		7.80%		18.48%	18.16%	14.82%	19.43%	13.08%
Transamerica Madison Balanced Allocation VP, St. Petersburg, FL	5.67%							6.45%
Transamerica Madison Conservative Allocation VP, St. Petersburg, FL	6.80%							7.74%
Goldman Sachs & Co., Salt Lake City, UT*							14.51%
Wells Fargo Bank NA FBO, H&K DB Funds, Minneapolis, MN							5.65%

*Ownership represents ownership of record rather than beneficial ownership.

Class R6 shares

Shareholder	Equity Income
Madison Investment Holdings Inc., Madison, WI	100%

As of January 31, 2013, the Trust’s Trustees and officers, as a group, owned less than one percent of the outstanding voting securities of each fund.

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PORTFOLIO MANAGEMENT

Madison Asset Management, LLC

Background.   The investment adviser to the Trust, Madison Asset Management, LLC (“Madison”), is a registered investment adviser located at 550 Science Drive, Madison, WI 53711. Madison is jointly owned by Madison Investment Holdings, Inc. (“MIH”), 550 Science Drive, Madison, WI 53711, and CMFG Life, 5910 Mineral Point Road, Madison, WI 53705, although MIH has a controlling interest in Madison (CMFG Life’s interest in Madison is a non-voting equity interest). Madison shares investment personnel with Madison Investment Advisors, LLC, a wholly owned subsidiary of Madison. MIH is a registered investment adviser founded in 1973 which currently operates primarily as a holding company. In addition to Madison, the other firms included under the MIH umbrella are: Madison Scottsdale, LC (a registered investment adviser providing portfolio management services to insurance companies), located in Scottsdale, AZ; Madison Investment Advisors, LLC (a registered investment adviser providing portfolio management services to wrap accounts, separately managed accounts and certain mutual funds), located at 550 Science Drive, Madison, WI 53711; NorthRoad Capital Management, LLC (a registered investment adviser specializing in international/global equity strategies), located in New York, NY; and Concord Asset Management, LLC (a registered investment adviser providing portfolio management services to high net worth individuals), located in Chicago, IL. Frank E. Burgess, who is the founder of MIH, owns a controlling interest in MIH, which, in turn, controls Madison.

Investment Advisory Agreement.   Madison has entered into an Investment Advisory Agreement with the Trust (the “Advisory Agreement”) that requires Madison to provide continuous professional investment management of the investments of the Trust, including establishing an investment program complying with the investment objectives, policies, and restrictions of each fund. Under the Advisory Agreement, Madison is also generally responsible for the other operations of the Trust. As compensation for its services under the Advisory Agreement, the Trust pays Madison a fee computed at an annualized percentage rate of the average daily value of the net assets of each fund as follows for the three fiscal years ended October 31, 2012:

Fund	Management Fee[1]	Total Advisory Fees Incurred During the Fiscal Year Ended October 31, 2012[2]	Total Advisory Fees Incurred During the Fiscal Year Ended October 31, 2011	Total Advisory Fees Incurred During the Fiscal Year Ended October 31, 2010
Conservative Allocation	0.20%	$ 110,318	$ 96,467	$ 83,945
Moderate Allocation	0.20%	241,308	230,693	197,372
Aggressive Allocation	0.20%	85,662	82,472	67,793
Cash Reserves	0.40%	0[2]	15[2]	434[2]
Core Bond	0.50%	749,548	964,589	1,059,010
High Income	0.55%	555,384	618,386	644,305
Diversified Income	0.65%	618,698	582,473	591,036
Equity Income	0.85%	803,273	344,403	264,715
Large Cap Value	0.55%	792,125	813,323	858,025
Large Cap Growth	0.75%	930,773	1,053,968	1,132,803
Mid Cap	0.75%	947,245	674,801	500,200
Small Cap	1.00%	196,287	285,322	296,854
International Stock	1.05%	535,920	923,055	1,108,473
	Totals	$6,566,541	$6,669,967	$6,804,965

[1]	Except for the Target Allocation Funds and the Equity Income Fund, each fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.
[2]	The amounts shown reflect a waiver of $53,154 of advisory fees for the period ended October 31, 2012, $53,379 of advisory fees for the period ended October 31, 2011, and $61,553 of advisory fees for the period ended October 31, 2010 for the purpose of maintaining a one-day yield of zero. The adviser does not have the right to recoup these waived fees.

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Services Agreement.   Madison has entered into a Services Agreement with the Trust (the “Services Agreement”) that obligates Madison to provide or otherwise arrange for the Trust to have all operational and support services it needs. Such services include:

•	Handling bookkeeping and portfolio accounting for the Trust.
•	Handling telephone inquiries, cash withdrawals and other customer service functions (including monitoring wire transfers).
•	Providing appropriate supplies, equipment and ancillary services necessary to conduct the Trust’s affairs.
•	Arranging for and paying the custodian, fund transfer agent, fund accountant and fund administrator.
•	Arranging for and paying the Trust’s independent registered public accountants.
•	Arranging for and paying the Trust’s legal counsel and outside counsel to the Independent Trustees.
•	Registering the Trust and its shares with the SEC and notifying any applicable state securitie s commissions of the sale of such shares in their jurisdiction.
•	Printing and distributing prospectuses and periodic financial reports to current shareholders.
•	Paying for trade association membership.
•	Preparing shareholder reports, proxy materials and holding shareholder meetings.
•	Paying the Independent Trustees’ meeting fees and out-of-pocket expenses.

Madison provides all these services for a fee calculated as a percentage of each fund’s average daily net assets. This fee is reviewed and approved at least annually by the Board and is compared with the fee paid by other mutual funds of similar size and investment objective to determine if it is reasonable. In providing or arranging for the provision of the various services covered by the Services Agreement, Madison negotiates for the best services at the best price available from the Trust’s unaffiliated service providers. Because Trust expenses have historically exceeded the service fee levels noted below, Madison is currently subsidizing Trust expenses in excess of such levels for some or all funds. Accordingly, at the current time, to the extent Madison is able to negotiate discounts from service providers, these discounts are not passed onto the Trust. If and when Trust expenses from unaffiliated service providers decrease below the service fees being charged, the level of service fees may also decrease. The Board of Trustees considers the reasonableness of service fees when it considers the compensation paid to the Investment Adviser under the Advisory Agreement.

During the three fiscal years ended October 31, 2012, the Trust paid the following service fees to Madison:

Fund	Service Fee[1]	Total Service Fees Incurred During the Fiscal Year Ended October 31, 2012	Total Service Fees Incurred During the Fiscal Year Ended October 31, 2011	Total Service Fees Incurred During the Fiscal Year Ended October 31, 2010
Conservative Allocation	0.25%	$ 137,898	$ 120,584	$ 82,932
Moderate Allocation	0.25%	301,636	288,365	222,214
Aggressive Allocation	0.25%	107,077	103,090	62,742
Cash Reserves	0.15%	10,688[3]	12,767[3]	6,108[3]
Core Bond	0.15%	224,864	289,376	290,203
High Income	0.20%	201,958	224,867	209,793
Diversified Income	0.20%	190,369	179,223	156,607
Equity Income[2]	0.15%	141,721	60,777	27,714
Large Cap Value	0.36%	518,481	532,357	535,116
Large Cap Growth	0.20%	248,206	281,058	275,581
Mid Cap	0.40%	505,197	359,894	245,024
Small Cap	0.25%	49,072	71,331	55,213
International Stock	0.30%	153,120	263,730	290,706
	Totals	$2,790,287	$2,787,419	$2,459,953
[1]	With the exception of the Equity Income Fund, Madison agreed from July 1, 2009 until June 30, 2011, to maintain fund expense levels at no more than the amount of net fees and expenses (as a percentage of assets) incurred by each fund for its fiscal year ended October 31, 2008. This agreement ended effective June 30, 2011.
[2]	Class R6 shares of this fund are subject to a 0.02% service fee.
[3]	The amount shown reflects a waiver of $9,245 of services agreement fees for the period ended October 31, 2012, $7,256 of services agreement fees for the period ended October 31, 2011, and $2,138 of services agreement fees for the period ended October 31, 2010 for the purpose of maintaining a one-day yield of zero. Madison does not have the right to recoup these waived fees.

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The fees Madison receives under the Services Agreement are in addition to and independent of fees received pursuant to the Advisory Agreement. In addition, the Trust remains responsible for (i) transaction-related expenses including, but not limited to, brokerage commissions paid in connection with fund transactions, interest or fees in connection with fund indebtedness or taxes paid in connection with portfolio securities held, (ii) Rule 12b-1 distribution and service fees disclosed in the Trust’s prospectuses, (iii) acquired fund fees, if any, and (iv) any extraordinary or non-recurring expenses it incurs.

Subadvisory Agreements.   As described in the prospectuses, Madison manages the assets of the High Income, Small Cap and International Stock Funds using a “manager of managers” approach under which Madison allocates the fund’s assets among one or more “specialist” subadvisers (each, a “Subadviser”). The Trust and Madison have received an order from the SEC that permits the hiring of unaffiliated Subadvisers without shareholder approval. If Madison hires a new Subadviser pursuant to the order, shareholders will receive an “information statement” within 90 days after a change in Subadvisers that will provide relevant information about the reason for the change and any new Subadviser(s).

Even though Subadvisers have day-to-day responsibility over the management of the High Income, Small Cap and International Stock Funds, Madison retains the ultimate responsibility for the performance of these funds and will oversee the Subadvisers and recommend their hiring, termination and replacement to the Trust’s Board of Trustees.

Madison may, at some future time, employ a subadvisory or “manager of managers” approach to other new or existing funds in addition to the High Income, Small Cap and International Stock Funds.

Shenkman Capital Management, Inc. (High Income Fund)

As of the date hereof, Shenkman Capital Management, Inc. (“SCM”) is the only Subadviser managing the assets of the High Income Fund. For its services to the fund, SCM receives a management fee from Madison, computed and accrued daily and paid monthly, based on the average daily net assets in the fund. SCM received the following management fees for its services during the fiscal years noted:

Fiscal year ended October 31	Amount
2012	$377,672
2011	$418,710
2010	$435,037

Wellington Management Company, LLP (Small Cap Fund)

As of the date hereof, Wellington Management Company, LLP (“Wellington Management”) is the only Subadviser managing the assets of the Small Cap Fund. For its services to the fund, Wellington Management receives a management fee from Madison, computed and accrued daily and paid monthly, based on the average daily net assets in the fund. Wellington Management received the following management fees for its services during the fiscal years noted:

Fiscal year ended October 31	Amount
2012	$137,395
2011	$199,692
2010	$204,137

Lazard Asset Management LLC (International Stock Fund)

As of the date hereof, Lazard Asset Management LLC (“Lazard”) is the only Subadviser managing the assets of the International Stock Fund. For its services to the fund, Lazard receives a management fee from Madison, computed and accrued daily and paid monthly, based on the average daily net assets in the fund. Lazard received the following management fees for its services during the fiscal years noted:

Fiscal year ended October 31	Amount
2012	$278,675
2011	$464,445
2010	$552,680

34

PORTFOLIO MANAGERS

Madison Asset Management, LLC

Compensation.   Madison believes investment professionals should receive compensation for the performance of the firm’s client accounts, their individual effort, and the overall profitability of the firm. As such, investment professionals receive a base salary, as well as an incentive bonus based on the attainment of certain goals and objectives in the portfolio management process (described below). The manager also participates in the overall profitability of the firm directly, through an ownership interest in the firm, or indirectly, through a firm-sponsored profit sharing plan. Madison believes its portfolio managers’ goals are aligned with those of long-term investors, recognizing client goals to outperform over the long-term, rather than focused on short-term performance contests.

With regard to incentive compensation, the incentive pools for the asset allocation, equity and fixed income teams are calculated based on a percentage of revenue from each investment strategy. Managers are rewarded for performance relative to their benchmark(s) over both one and three year periods (measured on a pre-tax basis). Incentive compensation earned is paid out over a three year period, so that if a portfolio manager leaves the employ of Madison, he or she forfeits a percentage of his or her incentive compensation. The purpose of this structured payout is to aid in the retention of investment personnel. All incentive compensation must be approved by the compensation committee. With the exception of Mr. Burgess, all investment professionals are eligible to participate in the incentive compensation pool.

The incentive compensation pool shared by the members of the firm’s asset allocation and equity management teams is based on the performance of the firm’s various asset allocation and equity composites (or some combination of such composites and the relevant mutual fund(s)) measured against the appropriate index benchmarks. All firm asset allocation and equity accounts, including mutual funds, regardless of whether they are included in such composites, are managed with the same general investment philosophy, approach and applicable allocations, quality and other portfolio characteristics.

The incentive compensation pool shared by the members of the firm’s fixed-income management team is based on the performance of the firm’s various fixed-income composites measured against the appropriate index benchmarks. All firm fixed income accounts, including mutual funds, regardless of whether they are included in such composites, are managed with the same general investment philosophy, approach and applicable allocations regarding duration, spreads and other fixed-income characteristics. Incentive compensation is not earned for performance below 0.25% of an applicable benchmark and the compensation pool is generally fully paid for performance exceeding 0.75% of an applicable benchmark.

There is no difference in terms of the way the firm compensates portfolio managers for managing a mutual fund or a private client account (or any other type of account for that matter). Instead, compensation is based on the entire employment relationship, not based on the performance of any single account or type of account.

Other Accounts Managed (as of October 31, 2012):

David Hottmann – Target Allocation Funds
Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts[1]	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	9	$1,001,026,039	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	6,665	$1,395,939,391	0	$0

Patrick Ryan – Target Allocation Funds

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts[1]	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	9	$1,001,026,039	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	6,665	$1,395,939,391	0	$0

1Numbers are approximate.

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Dean “Jack” Call – Core Bond Fund and Diversified Income Fund (fixed income portion)
Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts[1]	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	3	$842,819,735	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	10,137	$5,498,999,532	0	$0

Paul Lefurgey – Core Bond Fund
Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts[1]	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	7	$860,354,123	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	10,137	$5,498,999,532	0	$0

John Brown – Diversified Income Fund (equity portion) and Large Cap Value Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts[1]	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	4	$969,448,421	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3,761	$1,096,099,910	0	$0

Jay Sekelsky – Large Cap Value Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts[1]	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	4	$716,480,027	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3,760	$1,033,218,183	0	$0

Frank Burgess – Equity Income Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts[1]	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	2	$245,868,717	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Ray DiBernardo – Equity Income Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts[1]	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	2	$245,868,717	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Bruce Ebel – Large Cap Growth Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts[1]	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	1	$360,039,967	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3,761	$1,096,099,910	0	$0

Richard Eisinger – Mid Cap Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts[1]	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	2	$546,680,086	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3,760	$1,033,218,183	0	$0

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Matt Hayner – Mid Cap Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts[1]	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	3	$582,115,821	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3,760	$1,033,218,183	0	$0

1Numbers are approximate.

Material Conflicts of Interest:   Potential conflicts of interest may arise because Madison engages in portfolio management activities for clients other than the funds. For example, portfolio managers at Madison and its affiliates typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of wealthy individuals as well as institutions such as pension funds, colleges and universities, insurance companies and foundations), subadvised accounts that we manage for other investment advisers and model accounts for which we only provide recommendations to our clients and do not have discretion to actually trade the accounts.

Our portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. Likewise, we may purchase securities for one portfolio and sell the same security from another. To address the potential conflicts that occur as a result, Madison adopted a variety of portfolio security aggregation, brokerage and trade allocation policies which are designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. Likewise, Madison has policies to address “cross selling” from one account to another. In this manner, we seek to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager Compensation” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

In connection with the management of the Target Allocation Funds, trustees and officers of the Target Allocation Funds and the underlying affiliated mutual funds in which they invest (the “underlying Madison funds”) and certain directors and officers of Madison and its affiliates also serve in similar positions with most of the underlying Madison funds. Therefore, if the interests of the Target Allocation Funds and the underlying Madison funds were ever to diverge, it is possible that a conflict of interest could arise and affect how fund Trustees and officers fulfill their fiduciary duties to the Target Allocation Funds and the underlying Madison funds. The Trustees of the Target Allocation Funds believe they have structured the Target Allocation Funds to avoid these concerns. However, a situation could conceivably occur where proper action for the Target Allocation Funds could be adverse to the interests of an underlying Madison fund, or the reverse could occur. If such a possibility arises, the Trustees and officers of the affected funds and the directors and officers of Madison will carefully analyze the situation and take all steps they believe are reasonable to minimize and, where possible, eliminate the potential conflict.

Fund Ownership:   As of October 31, 2012, the portfolio managers’ ownership in fund shares was as follows:

Name of Portfolio Manager	Large Cap Value[1]	Large Cap Growth[1]	Mid Cap Value[1]	Equity Income[1]
David Hottmann	None	None	None	None
Patrick Ryan	None	None	None	None
Dean “Jack” Call	None	None	None	None
Paul Lefurgey	None	None	None	None
John Brown	$1-$10,000	$1-$10,000	$1-$10,000	None
Jay Sekelsky	$100,001-$500,000	None	None	None
Frank Burgess	None	None	None	$100,001-$500,000
Ray DiBernardo	None	None	None	None
Bruce Ebel	None	$10,001-$50,000	None	None
Richard Eisinger	None	None	None	None
Matt Hayner	None	None	None	None

[1]	Dollar ranges are as follows: none; $1–$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1 million; and over $1 million.

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Shenkman Capital Management, Inc.

Compensation:   SCM offers a highly competitive total compensation package. All team members receive a complete benefits package, base salary, and an annual bonus predicated on individual and firm performance. The percentage of compensation from salary and bonus varies by a team member’s merit. Typically, a bonus is a larger percentage of annual compensation for team members that have made contributions to the firm and achieved a long tenure with the firm.

Messrs. Shenkman, Flanagan, Slatky, Dobbin and Schweitzer serve as co-portfolio managers for the High Income Fund. Portfolio managers represent the majority of the firm’s senior management. Their compensation is not formally tied to a specific list of criteria. They are compensated based on their ability to implement the firm’s investment strategy, their ability to effectively perform their respective managerial functions, the overall investment performance of the firm, as well as the firm’s growth and profitability. All of the senior portfolio managers are owners of the firm.

The portfolio managers’ compensation is not based on the performance of the High Income Fund or the value of assets held in its portfolio.

Other Accounts Managed (as of October 31, 2012):

Mark Shenkman – High Income Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts[1]	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	9	$4,216,838,330	0	$0
Other Pooled Investment Vehicles	13	$3,365,743,477	5	$927,348,632
Other Accounts	241	$13,911,447,604	0	$0

Eric Dobbin – High Income Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts[1]	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	1	$67,189,332	0	$0
Other Pooled Investment Vehicles	5	$413,188,440	1	$10,783,238
Other Accounts	34	$3,157,915,719	0	$0

Justin Slatky – High Income Fund
Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts[1]	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	20	$3,213,059,587	0	$0

Mark Flanagan – High Income Fund
Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts[1]	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	1	$15,203,053	0	$0
Other Pooled Investment Vehicles	2	$1,988,770,560	0	$0
Other Accounts	18	$2,390,374,217	0	$0

Steven Schweitzer – High Income Fund
Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts[1]	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	3	$1,395,648,098	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	40	$2,810,769,481	0	$0

1 Numbers are approximate.

Material Conflicts of Interest:   As a general matter, SCM attempts to minimize conflicts of interest. To that end, SCM has implemented policies and procedures for the identification of conflicts of interest, a full copy of which is set forth in the firm’s compliance manual. In accordance with this policy, SCM has identified certain potential conflicts of interest in connection with its management of the High Income Fund.

A potential conflict of interest may arise as a result of SCM’s management of other accounts with varying investment guidelines. SCM adheres to a systematic process for the approval, allocation and execution of trades. It is SCM’s basic

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policy that investment opportunities be allocated among client accounts with similar investment objectives fairly over time while attempting to maintain minimum dispersion of returns. Because of the differences in client investment objectives and strategies, risk tolerances, tax status and other criteria, there may, however, be differences among clients in invested positions and securities held. Moreover, SCM may purchase a security for one client account while appropriately selling that same security for another client account. Furthermore, SCM may sell securities for only some client accounts without selling the same securities for other client accounts. Certain accounts managed by SCM may also be permitted to sell securities short. Accordingly, SCM and its employees may take short positions in equity securities of certain issuers for their own account or for the account of any other client at the same time the debt securities, convertible securities or bank loans of such issuers are held long in client accounts. When SCM or its employees engages in short sales of securities they could be seen as harming the performance of one or more clients, including the High Income Fund, for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Conversely, SCM and its employees may take long positions in equity securities of certain issuers for their own account or for the account of any other client at the same time the debt securities, convertible securities or bank loans of such issuers are sold out of client accounts. SCM also acts as investment manager to companies that have, or may in the future have, non-investment grade securities outstanding. SCM may purchase these securities for its client accounts, including for the High Income Fund. Additionally, SCM is not precluded from investing in securities of a company held in some of its client accounts in which such other of its clients have senior or subordinated rights relative to the other, or vice versa.

From time to time, SCM may have arrangements with brokers and/or affiliates of brokers who may recommend SCM’s products or services to their respective clients (in such capacity, “Sponsors/Consultants”). Generally, SCM does not compensate Sponsors/Consultants in connection with any such arrangements (to the extent SCM does compensate Sponsors/Consultants, the terms of such arrangements are disclosed in accordance with Rule 206(4)-3 under the Investment Advisers Act of 1940). A conflict of interest may arise because SCM may execute securities transactions on behalf of its clients, including the High Income Fund, through brokers who are, or who have affiliates who are, Sponsors/Consultants. As a fiduciary, SCM has an obligation to obtain best execution for its clients. The allocation of transactions to brokers who are (or that have affiliates who are) Sponsors/Consultants is subject at all times to SCM’s obligation to obtain best execution under the circumstances. SCM’s Chief Compliance Officer periodically monitors SCM’s arrangements with Sponsors/Consultants and its trading activity with brokers who are (or who have affiliates who are) Sponsors/Consultants to ensure that SCM has obtained best execution in accordance with its policies and procedures.

From time to time, it may be appropriate for SCM to aggregate client orders for the purchase or sale of securities. SCM engages in this practice to achieve more favorable execution prices for clients by buying and selling securities in greater quantities. In aggregating client orders for securities, including any orders placed for private investment vehicles, SCM will ensure that no investment advisory client will be favored over any other investment advisory client; and each client that participates in an aggregated order shall participate on an average price basis for SCM’s transactions in that security on a relevant day and transaction costs (if any) shall be shared pro rata based on each client’s participation in the transaction.

SCM permits its team members to trade securities for their own accounts. Investment personnel, through their position with the firm, are in a position to take investment opportunities for themselves before such opportunities are executed on behalf of clients. Thus, SCM has an obligation to assure that its team members do not “front-run” trades for clients or otherwise favor their own accounts. To that end, SCM maintains a personal trading policy that includes pre-clearance procedures that require team members to pre-clear all securities trades as well as shares of mutual funds for which SCM acts as subadviser.

SCM may share in performance-based compensation, manage both client accounts that are charged performance-based compensation and accounts that are charged only an asset-based fee (i.e., a non-performance based fee). In addition, certain client accounts may have higher asset-based fees or more favorable performance based compensation arrangements than other accounts. When SCM and its investment personnel manage more than one client account a potential exists for one client account to be favored over another client account. SCM and its investment personnel have a greater incentive to favor client accounts that pay it (and indirectly certain investment personnel) performance-based compensation or higher fees, particularly with respect to “new issue” investments. SCM maintains procedures to review the holdings of each account periodically to assure that all securities in the account comply with the investment and risk parameters of such account. SCM believes that if it charges a performance fee on accounts that receive new issues, SCM may have a potential conflict of interest in allocating new issues to these accounts. SCM states that it maintains an allocation policy and the Chief Compliance Officer oversees a periodic review of allocations of new issues periodically to ensure that they are being allocated among all eligible accounts in a fair and equitable manner.

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SCM may execute transactions between or among client accounts (including rebalancing trades between client accounts) by executing simultaneous purchase and sale orders for the same security. Even in situations where SCM believes there is no disadvantage to its clients, these “cross trade” transactions may nonetheless create an inherent conflict of interest. When engaging in cross transactions, SCM will act in good faith and ensure that cross transactions are fair and in the vest interests of all participating client accounts.
Fund Ownership:   As of October 31, 2012, Mark Shenkman, Eric Dobbin, Justin Slatky, Mark Flanagan and Steven Schweitzer did not own any shares of the funds.

Wellington Management Company, LLP

Compensation.   Wellington Management receives a fee based on the assets under management of the Small Cap Fund, as set forth in the Subadvisory Agreement between Wellington Management and Madison. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Small Cap Fund. The following information relates to the fiscal year ended October 31, 2012.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Small Cap Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Small Cap Fund (“Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management is generally a fixed amount that is determined by the Managing Partners of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the Small Cap Fund is linked to the gross pre-tax performance of the portion of the Small Cap Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. In 2012, Wellington Management began placing increased emphasis on long-term performance and is phasing in a five-year performance comparison period. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each partner of Wellington Management is eligible to participate in a partner-funded, tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. McCormack and Pedersen are partners of the firm.

Fund	Benchmark Index and/or Peer Group for the Incentive Period
Small Cap Fund	Russell 2000® Index

Other Accounts Managed (as of October 31, 2012):

Timothy McCormack – Small Cap Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts[1]	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees[1]
Registered Investment Companies	13	$1,652,950,907	0	$0
Other Pooled Investment Vehicles	7	$1,206,162,603	1	$143,384,694
Other Accounts	21	$1,281,842,529	0	$0

Shaun Pedersen – Small Cap Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts[1]	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees[1]
Registered Investment Companies	13	$1,652,950,907	0	$0
Other Pooled Investment Vehicles	7	$1,206,162,603	1	$143,384,694
Other Accounts	21	$1,281,842,529	0	$0

1Numbers are approximate.

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Material Conflicts of Interest:   Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Small Cap Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Small Cap Fund (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Small Cap Fund. The Investment Professionals make investment decisions for each account, including the Small Cap Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Small Cap Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Small Cap Fund.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Small Cap Fund, or make investment decisions that are similar to those made for the Small Cap Fund, both of which have the potential to adversely impact the Small Cap Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the Small Cap Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Small Cap Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Small Cap Fund. Messrs. McCormack and Pedersen also manage accounts which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Fund Ownership:   As of October 31, 2012, neither Timothy McCormack nor Shaun Pederson owned any shares of the funds.

Lazard Asset Management LLC

Compensation:   Lazard’s portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, have similar investment objectives, strategies, risks and fees to those managed on behalf of the International Stock Fund. Portfolio managers responsible for managing the fund may also manage sub-advised registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles, separate accounts, separately managed account programs (often referred to as “wrap accounts”) and model portfolios.

Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash, stock and restricted interests in funds managed by Lazard or its affiliates. Various factors are considered in the determination of a portfolio manager’s compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and

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consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy such as leadership, teamwork and commitment.

Total compensation is not fixed, but rather is based on the following factors: (i) maintenance of current knowledge and opinions on companies owned in the portfolio; (ii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iii) ability and willingness to develop and share ideas on a team basis; and (iv) the performance results of the portfolios managed by the investment team.

Variable bonus is based on the portfolio manager’s quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers. For purposes of measuring the performance of the portfolio managers who manage the International Stock Fund, the predetermined benchmark is the MSCI EAFE Index. In addition, the portfolio manager’s bonus can be influenced by subjective measurement of the manager’s ability to help others make investment decisions.

Other Accounts Managed (as of October 31 2012):

John Reinsberg – International Stock Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	6	$2,359,870,144	0	$0
Other Pooled Investment Vehicles	6	$127,966,646	4	$92,248,036
Other Accounts	72	$7,681,772,505	1	$75,965,637

Michael Bennett – International Stock Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	9	$4,453,793,663	1	$1,964,868,547
Other Pooled Investment Vehicles	5	$175,495,451	0	$0
Other Accounts	249	$12,785,017,037	1	$75,965,637

Michael Fry – International Stock Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	8	$3,399,711,188	1	$1,964,868,547
Other Pooled Investment Vehicles	4	$172,279,706	0	$0
Other Accounts	203	$9,063,066,672	1	$75,965,637

Michael Powers – International Stock Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	8	$3,399,711,188	1	$1,964,868,547
Other Pooled Investment Vehicles	4	$172,279,706	0	$0
Other Accounts	203	$9,063,066,672	1	$75,965,637
Material Conflicts of Interest:   Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts with similar investment objectives and strategies as the fund (“Similar Accounts”), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the fund is not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (e.g., long and short positions in the same security, as described below). In addition, the fund, as a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard’s management of the fund and Similar Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard’s overall allocation of securities in that offering, or to increase Lazard’s ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only

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partially filled due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the fund, that they are managing on behalf of Lazard. Although Lazard does not track each individual portfolio manager’s time dedicated to each account, Lazard periodically reviews each portfolio manager’s overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the fund. In addition, Lazard could be viewed as having a conflict of interest to the extent that Lazard and/or portfolios managers have a materially larger investment in a Similar Account than their investment in the fund.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account. Lazard manages hedge funds that are subject to performance/incentive fees. Certain hedge funds managed by Lazard may also be permitted to sell securities short. When Lazard engages in short sales of securities of the type in which the fund invests, Lazard could be seen as harming the performance of the fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, Lazard has procedures in place to address these conflicts. Additionally, portfolio managers/analysts and portfolio management teams are generally not permitted to manage long-only assets alongside long/short assets, although may from time to time manage both hedge funds and long-only accounts, including open-end and closed-end registered investment companies.

The preceding chart includes information regarding the members of the portfolio management team responsible for managing the fund. Specifically, it shows the number of other portfolios and assets (as of the most recent fiscal year end) managed by each team member. As noted in the chart, the portfolio managers managing the fund may also individually be members of management teams that are responsible for managing Similar Accounts. A significant proportion of these Similar Accounts may be within separately managed account programs, where the third party program sponsor is responsible for applying specific client objectives, guidelines and limitations against the model portfolio managed by the portfolio management team. Regardless of the number of accounts, the portfolio management team still manages each account based on a model portfolio as previously described.

Fund Ownership:   As of October 31, 2012, neither John Reinsberg, Michael Bennett, Michael Fry, nor Michael Powers owned any shares of the funds.

TRANSFER AGENT

Boston Financial Data Services, 2000 Crown Colony Drive, Quincy, Massachusetts 02169, is the funds’ transfer agent. Shareholders can reach a Trust representative at 1-800-877-6089. Shareholder inquiries and transaction requests should be sent to:
Regular Mail:	Express, Certified or Registered Mail:
Madison Funds	Madison Funds
P.O. Box 8390	c/o Boston Financial Data Services
Boston, MA 02266-8390	30 Dan Road
Canton, MA 02021-2809

CUSTODIAN

State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts 02110, is the custodian for the securities and cash of each of the funds.
In its capacity as custodian, State Street holds for the funds all securities and cash owned by the funds and receives for the funds all payments of income, payments of principal or capital distributions with respect to securities owned by the funds. Also, the custodian receives payment for the shares issued by the funds. The custodian releases and delivers securities and cash upon proper instructions from the funds. Pursuant to, and in furtherance of, a custody agreement with State Street, the funds use automated instructions and a cash data entry system to transfer monies to and from the funds’ account at the custodian.

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DISTRIBUTION

Principal Distributor and Distribution of Fund Shares

MFD Distributor, LLC (f/k/a Mosaic Funds Distributor, LLC) (the “Distributor”), 8777 N. Gainey Center Drive, Suite 220, Scottsdale, Arizona 85258, acts as the Trust’s principal distributor pursuant to a Distribution Agreement between the Trust, on behalf of each fund, and the Distributor. The Distributor is a wholly owned subsidiary of MIH. The Distributor maintains a branch office at 550 Science Drive, Madison, Wisconsin, 53711. Shares of the funds are offered continuously by the Distributor on behalf of the funds and are purchased and redeemed at NAV, plus the applicable sales charge (if any) on purchases and less the applicable contingent deferred sales charge (if any) on redemptions. The Distribution Agreement provides that the Distributor will use its best efforts to render services to the funds, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, it will not be liable to the funds or any shareholder for any error of judgment or mistake of law or any act or omission or for any losses sustained by the funds or the funds’ shareholders.

The aggregate dollar amount of underwriting commission (i.e., front-end sales loads) paid to the Distributor for the fiscal years ended October 31, 2012, 2011, and 2010 was $1,441,278, $1,143,690, and $1,379,846, respectively. Of these amounts, the Distributor retained $180,535, $138,865, and $166,036, respectively.

The aggregate dollar amount of compensation on redemptions (i.e., contingent deferred sales charges) paid to the Distributor for the fiscal years ended October 31, 2012, 2011, and 2010 was $145,874, $162,091, and $181,327, respectively. Of these amounts, the Distributor retained $145,874, $162,091, and $181,327, respectively.

The table below shows the commissions and other compensation received by each principal underwriter, who is an affiliated person of the Trust or an affiliated person of that affiliated person, directly or indirectly, from the Trust during the fiscal year ended October 31, 2012:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions[1]	Compensation on Redemptions and Repurchases[2]	Brokerage Commissions	Other Compensation[3]
MFD Distributor, LLC	$180,535	$145,874	None	$2,363,834

[1]	Reflects amount paid from front-end sales loads.
[2]	Reflects amount paid from contingent deferred sales charges.
[3]	Reflects amount paid under the distribution plans discussed below.

Distribution and Service Plans

Under the Distribution Agreement, the Distributor is obligated to use its best efforts to sell shares of the Trust. Shares of the Trust may be sold by selected broker-dealers (the “Selling Brokers”) which have entered into selling agency agreements with the Distributor. The Distributor accepts orders for the purchase of the shares of the Trust at the NAV next determined, plus any applicable sales charge. In connection with the sale of Class A shares of the Trust, the Distributor and Selling Brokers receive compensation from a sales charge imposed at the time of sale. In connection with the sale of Class B and Class C shares of the Trust, the Distributor and Selling Brokers receive compensation from a sales charge imposed on a deferred basis.

The Board of Trustees has also adopted distribution and/or service plans with respect to the Trust’s Class A, Class B and Class C shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, with the exception of the Cash Reserves Fund, the Trust will pay service fees for Class A, Class B and Class C shares at an aggregate annual rate of 0.25% of each fund’s daily net assets attributable to the respective class of shares. The Trust will also pay distribution fees for Class B and Class C shares at an aggregate annual rate of 0.75% of each fund’s daily net assets attributable to Class B and Class C, respectively. The distribution fees will be used to reimburse the Distributor for its distribution expenses with respect to Class B and Class C shares, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others engaged in the sale of fund shares, (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of fund shares and (iii) interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. Because Madison is required to reimburse the Distributor for any expenses incurred by the Distributor that exceed the revenue it receives, in the event that the Distributor is not fully reimbursed by the Trust for expenses it incurs under either the Class B Plan or the Class C Plan in any fiscal year, Madison will reimburse the Distributor for such excess expenses.

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The Plans are “compensation plans” which means that payments under the Plans are based upon a percentage of daily net assets attributable to the respective class of shares of each fund, regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. In the event that fees payable to the Distributor under a Plan are less than the amount of expenses the Distributor incurs under the Plan in any fiscal year, the Distributor may carry these expenses forward, provided, however, that the Board may terminate the Plan and thus the Trust’s obligation to make further payments at any time. Accordingly, the Trust does not treat such expenses as a liability.

A fund may engage in joint distribution activities with other series of the Trust and, to the extent the expenses are not allocated to a specific fund, expenses will be allocated based on the fund’s net assets.

The Plans must be approved annually by a majority of the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans (the “Independent Trustees”), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, the Distributor provides the Trust with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Board reviews these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they continue in effect only so long as their continuance is approved at least annually by a majority of both the Board and the Independent Trustees. Each Plan provides that it may be terminated without penalty: (a) by vote of a majority of the Independent Trustees; (b) by a vote of a majority of the votes attributable to a fund’s outstanding shares of the applicable class in each case upon 60 days’ written notice to the Distributor; and (c) automatically in the event of assignment. Each of the Plans further provides that it may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the votes attributable to the outstanding shares of the class of the Trust which has voting rights with respect to the Plan. And finally, each of the Plans provides that no material amendment to the Plan will, in any event, be effective unless it is approved by a majority vote of both the Board and the Independent Trustees. The holders of Class A shares, Class B shares and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares.

In adopting the Plans, the Board concluded that, in its judgment, there is a reasonable likelihood that each Plan will benefit the holders of the applicable class of shares of the fund by increasing overall fund assets. The Board determined that shareholders will benefit from an increase in fund assets in several ways, including: (i) providing the funds’ Investment Adviser greater presence in the marketplace; (ii) reducing the potential adverse impact of redemptions on the Investment Adviser to carry out each fund’s investment strategy; (iii) increasing each fund’s economies of scale by spreading fixed costs over a larger shareholder base; (iv) simplifying compliance with the diversification rules of the 1940 Act and the Code; and (v) improving the image of the funds, making them more marketable.

The table below shows the dollar amounts spent by the Trust under the Plans for the fiscal year ended October 31, 2012 for each of the following items:
	Class A Plan	Class B Plan	Class C Plan
Advertising	0	0	0
Printing and mailing of prospectuses to other than current shareholders	0	0	0
Compensation to underwriters	0	0	0
Compensation to selling brokers	$1,225,135	$966,138	$137,302
Compensation to sales personnel	$18,551	$14,629	$2,079
Interest, carrying, or other financing charges	0	0	0
Total	$1,243,686	$980,767	$139,381

BROKERAGE

Madison and the Subadvisers are responsible for: (1) decisions to buy and sell securities for each of the funds, (2) the selection of brokers and dealers to effect such transactions and (3) the negotiation of brokerage commissions, if any, charged on such transactions.

In general, Madison seeks to obtain prompt and reliable execution of orders at the most favorable prices or yields when purchasing and selling fund securities. In determining the best price and execution, Madison may take into account a dealer’s operational and financial capabilities, the type of transaction involved, the dealer’s general relationship with

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Madison and any statistical, research or other services the dealer provides it, including payment for Madison’s use of research services. This may include brokerage and research provided by third parties that is paid for by so-called “soft dollars” earned as a result of fund brokerage transactions (to the extent permitted by law or regulation). Research and statistical information regarding securities may be used by Madison for the benefit of all members of the mutual funds and other clients of MIH, Madison and their affiliates. Therefore, the funds may not be Madison’s only client that benefits from its receipt of research and brokerage from the brokers and dealers the funds use for their trading needs. However, as a policy matter, Madison will not pay higher commissions to any particular broker that provides it soft dollar brokerage or research benefits than Madison would pay to any other full-service institutional broker that did not provide such benefits (although “full service” commission rates are generally higher than “execution only” commission rates). Madison considers brokerage and research benefits earned through soft dollars in determining whether it is obtaining best execution of securities transactions for the funds. In the event that any non-price factors are taken into account and the execution price paid is increased, it would only be in reasonable relation to the benefit of such non-price factors to the Trust as Madison determines in good faith.

What is the “research” that is paid for with soft dollars? Research refers to services and/or products provided by a broker, the primary use of which must directly assist Madison in its “investment decision-making process” and not in the management of Madison. The term “Investment Decision-Making Process” refers to the quantitative and qualitative processes and related tools Madison uses in rendering investment advice to the funds and its other clients, including financial analysis, trading and risk analysis, securities selection, broker selection, asset allocation, and suitability analysis.

Research may be proprietary or third party. Proprietary research is provided directly from a broker (for example, research provided by broker analysts and employees about a specific security or industry or region, etc.). Third party research is provided by the payment by a broker, in full or in part, for research services provided by third parties. Both types of research may involve electronically and facsimile provided research and electronic portfolio management services and computer software supporting such research and services.

Typical third party research providers include, by way of example, First Call Notes, Bloomberg, Research Direct, First Call Earnings Per Share Estimates, Baseline, Bondedge, ISI, Bank Credit Analysis, S&P Creditweek, Global Sector Review, etc. For example, a tool that helps Madison decide what might happen to the price of a particular bond following a specific change in interest rates is considered research because it affects Madison’s decision making process regarding that bond.

Madison may receive from brokers products or services which are used by Madison both for research and for administrative, marketing or other non-research purposes. In such instances, Madison makes a good faith effort to determine the relative proportion of its use of such product/service that is for research. Only that portion of the research aspect of the cost of obtaining such product/service may be paid for using soft dollars. Madison pays the remaining portion of the cost of obtaining the product or service in cash from its own resources.

Although Madison believes that all its clients and those of its affiliates, including the funds, benefit from the research received by it from brokers, Madison may not necessarily use such research or brokerage services in connection with the accounts that paid commissions to or otherwise traded with the brokers providing such research or services in any given period.

Brokers or dealers who execute portfolio transactions for the funds may also sell fund shares; however, any such sales will not be either a qualifying or disqualifying factor in selecting brokers or dealers. Such activity is not considered when making portfolio brokerage decisions.

In addition to transactions on which Madison pays commissions, Madison may also engage in portfolio transactions directly with a dealer acting as a principal. As a result, the transaction will not involve payment of commissions. However, any purchases from an underwriter or selling group could involve payments of fees and concessions to the underwriting or selling group.

With respect to the Target Allocation Funds, shares of underlying funds, except for ETFs, will be purchased in principal transactions directly from the issuer of the underlying fund and brokers will not be used. The Target Allocation Funds will not incur any commissions or sales charges when they purchase shares of the underlying funds, except for ETFs, as they are traded on securities exchanges.

Madison monitors the brokerage policies and procedures of the Subadvisers on a periodic basis to ensure that such policies and procedures are generally consistent with the foregoing and that they comply with applicable law.

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Madison’s policy and procedures with respect to brokerage is and will be reviewed by the Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing policies and practices may be changed, modified or eliminated without prior notice to shareholders.

The Trust paid the following amounts in brokerage commissions for the three fiscal years ended October 31:
Fund	2012	2011	2010
Conservative Allocation	$1,297	$—	$15
Moderate Allocation	5,214	—	71
Aggressive Allocation	3,039	—	—
Cash Reserves	—	—	—
Core Bond	—	—	—
High Income	—	—	—
Diversified Income	21,387	21,432	32,241
Equity Income	130,599	52,041	47,477
Large Cap Value	71,089	109,795	199,770
Large Cap Growth	132,998	201,464	203,066
Mid Cap	83,853	140,921	54,956
Small Cap	7,768	16,547	14,911
International Stock	64,878	115,871	164,353

During the fiscal year ended October 31, 2012, the Trust paid $323,503 in brokerage commissions to firms for providing research services involving approximately $23,110,180 of transactions. The provision of third party research services was not necessarily a factor in the placement of all of this business with such firms; however, as a general matter, trades may be placed on behalf of the funds with firms that provide research, subject to seeking to achieve best execution and compliance with applicable laws and regulations.

The following table indicates the value of each of the fund’s aggregate holdings of the securities of its regular brokers or dealers or their parents that derive form than 15% of gross revenues from securities-related activities for the fiscal year ended October 31, 2012:

Fund	Name of Regular Broker or Dealer of Parent (Issuer)	IRS Number	Type of Security Owned	Value Owned as of October 31, 2012
Diversified Income Fund	U.S. Bancorp	41-0255900	Debt	$525,000
Diversified Income Fund	U.S. Bancorp	41-0255900	Equity	$1,113,000
Large Cap Value Fund	U.S. Bancorp	41-0255900	Equity	$3,804,000
Equity Income Fund	Morgan Stanley	36-3145972	Equity	$1,566,000
Equity Income Fund	State Street Corp.	04-2456637	Equity	$1,337,000

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

The Trust, on behalf of each of the funds, has adopted the proxy voting policies and procedures of Madison and the applicable Subadvisers, the summaries of which may be found in Appendix A hereto. The policies and procedures are used to determine how to vote proxies relating to the funds’ portfolio securities. Included in the policies and procedures are procedures that are used on behalf of the funds when a vote presents a conflict of interest between the interests of: (1) the funds’ shareholders and (2) Madison, the funds’ Subadvisers (if any) and the Distributor.

Form N-PX, which contains the proxy voting records for each of the funds for the most recent twelve-month period ended June 30, is available to shareholders at no cost by calling 1-800-877-6089 or by logging onto the SEC’s web site at www.sec.gov.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

The funds’ portfolio holdings must be adequately protected to prevent the misuse of that information by a third party to the potential detriment of the shareholders. Accordingly, the funds have adopted, and the Board has approved, policies and procedures designed to ensure that the disclosure of the funds’ portfolio holdings is in the best interest of the funds’ shareholders in the manner described below. Various non-fund advisory clients of Madison may hold portfolio securities

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substantially similar to those held by the funds. Although Madison has also adopted policies and procedures regarding the selective disclosure of the contents of those other clients’ portfolios and representative account portfolios, those policies and procedures may contain different procedures and limitations than the policies and procedures that apply to the disclosure of the funds’ portfolio holdings.

The funds’ portfolio holdings are made public, as required by law, in the Trust’s annual and semi-annual reports. These reports are filed with the SEC and mailed to shareholders within 60 days after the end of the relevant fiscal period. In addition, as required by law, the funds’ portfolio holdings as of fiscal quarter end are reported to the SEC within 60 days after the end of the funds’ first and third fiscal quarters and are available to any interested person. Also, with regard to the Cash Reserves Fund, portfolio holdings are disclosed on a monthly basis within five business days after the end of each month through the filing of Form N-MFP with the SEC. Such information is also posted to the following website: www.madisonfunds.com, at the same time.

The funds’ portfolio holdings information may be disseminated more frequently, or as of different periods, than as described above only when legitimate business purposes of the funds are served and the potential and actual conflicts of interest between the interests of fund shareholders and those of the funds’ affiliates are reviewed and considered. Selective disclosures could be considered to serve the legitimate business purposes of the funds, if (1) done to further the interests of the funds, and (2) the disclosure is not expected to result in harm to the funds (such harm could occur by permitting third parties to trade ahead of, or front run, the funds or to effect trades in shares of the funds with information about portfolio holdings that other potential investors do not have). For example, the funds may provide portfolio holdings information to certain vendors that provide services that are important to the operations of the funds, or that assist Madison in providing services to the funds or in conducting its investment management business activities in general. Potential and actual conflicts of interest between the funds and their affiliates must also be reviewed and considered. For example, there may be situations where the disclosure facilitates portfolio management activities or the potential growth of the funds, which could legitimately serve the common interests of both the funds and Madison. However, selective disclosures will not be made for the benefit of Madison or its affiliates unless the disclosure would be in the interests of the funds or, at a minimum, result in no harm to the funds.

Currently, the funds’ portfolio holdings information is disseminated in the manner set forth above as required by law, and as set forth below. Neither the Trust, nor Madison or its affiliates, may receive any compensation in connection with an arrangement to make available information about the funds’ portfolio holdings.

With the exception of the Target Allocation Funds, each fund’s top ten holdings are made public by publication on the Trust’s website on a quarterly basis, typically 15 days after the end of the quarter (which is concurrent with the disclosure of applicable “fund summary” sheets). Unless made publicly available as described below, the Trust may distribute, on a monthly basis, portfolio holdings to mutual fund evaluation services such as Morningstar or Lipper Analytical Services; consultants to retirement plans such as Mercer; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Trust, for the purpose of efficient trading and receipt of relevant research, provided that (a) a minimum of 30 days has passed since the end of the applicable month, and (b) the recipient does not regularly distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the funds before the information becomes public.

The Target Allocation Funds invest primarily in other mutual funds and ETFs. Since the conflicts associated with front running, trading ahead of, or effecting trades in shares of the securities held has been mitigated due to the fund of funds structure, the Target Allocation Funds holdings will be made public ten days after each month end.

Notwithstanding the above, if, in the discretion of the Trust’s Chief Compliance Officer and the applicable portfolio manager(s) for any series of the Trust, more frequent and earlier public dissemination of portfolio holdings (to the Trust’s website) would not harm the Trust and would serve to further the interest of its shareholders (by, for example, encouraging additional investments in the applicable series of the Trust), then such holdings may be made public as early as seven days (five business days) after each month end.

The funds may also disclose any and all portfolio information to their service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the funds’ custodians, auditors, investment advisers, administrator, printers, proxy voting services and

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each of their respective affiliates and advisers. In connection with providing investment advisory services to its clients, Madison may utilize nonproprietary portfolio analytic tools offered by third party service providers to analyze portfolio composition. Madison also provides portfolio information to Morningstar and Lipper (35 day lag, unless publicly disclosed sooner as described above) – for mutual fund analysis.

In addition, Wellington Management has ongoing arrangements to disclose non-public portfolio holdings information relating to the Small Cap Fund to the following parties: Brown Brothers Harriman & Co. (performs certain operational functions for Wellington Management and receives portfolio holdings information on a daily basis); FactSet Research Systems, Inc. (provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis); Glass, Lewis & Co. (provides proxy voting services for Wellington Management and receives portfolio holdings information on a daily basis); Investment Technology Group, Inc. (provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis); Markit WSO Corporation (performs certain operational functions on behalf of Wellington Management and receives portfolio holdings information on a daily basis); and State Street Bank and Trust Company (performs certain operational functions on behalf of Wellington Management and receives portfolio holdings information on a daily basis).

SCM discloses portfolio holdings of the High Income Fund to the following service providers for the sole purpose of assisting SCM in performing its services as subadviser to the High Income Fund: FactSet Research Systems, Inc. – analytics (daily); Kynex, Inc. – convertible securities analysis (daily); Bloomberg, L.P. – trade order management system (daily); and Electra Information Systems, Inc. – portfolio reconciliation (daily).

Any exceptions to the above disclosure rules must be pre-approved by the Trust’s chief compliance officer. There can be no assurance that the funds’ policies and procedures on disclosure of portfolio holdings will protect the funds from misuse of such information by individuals or entities that come into possession of the information.

CODES OF ETHICS

The Trust, Madison and the Distributor have adopted a joint code of ethics under Rule 17j-1 of the 1940 Act that covers the conduct (including the personal securities transactions) of each of their respective officers, trustees and employees. Each of the funds’ Subadvisers has likewise adopted a code of ethics that covers the conduct and personal securities transactions of its officers, managers, and employees.

In general, the codes of ethics restrict purchases or sales of securities being purchased or sold, or being considered for purchase or sale, on behalf of the Trust by any person subject to the code. In addition, the codes restrict such persons in their purchases of securities in an initial public offering and in private offerings of securities. The codes of ethics also establish certain “blackout periods” during which persons subject to the code, or certain classes of persons, may not effect personal securities transactions. Certain specified transactions are exempt from the provisions of the codes of ethics.

The codes of ethics generally prohibit employees from engaging in personal securities transactions in any security that a Madison client might trade within seven days before or after the employee. Employees must request preclearance to trade any securities that are not otherwise specifically exempted from this preclearance requirement. Securities exempt from preclearance are mutual funds, U.S. Treasury securities and certain securities identified by Madison’s preclearance officer as securities that will not be held in any client (or fund) portfolio. Madison (or its affiliates) may manage accounts of its employees in the same manner as other clients pursuant to a particular model or strategy. When managing employee accounts, in order to address potential conflicts of interest, Madison must trade the employee account at the conclusion of trading of all other clients managed pursuant to the same strategy (including any fund portfolio managed pursuant to a particular strategy) and employee accounts must be managed in the same manner as the applicable strategy model without exceptions. Likewise, employees may establish accounts with independent asset managers and are not required to obtain preclearance for transactions in their accounts as long as the independent asset manager provides written confirmation to Madison that Madison’s employees are prohibited from exercising any discretion over the account.

SHARES OF THE TRUST

Shares of Beneficial Interest

The Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest of the Trust without par value. Under the Declaration of Trust, the Board has the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this SAI, the Board has authorized shares of each of the series or funds described in the prospectuses. Additional series may be added in the future. The Declaration of Trust also authorizes the Board to classify and reclassify the shares of the Trust, or new series

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of the Trust, into one or more classes. As of the date of this SAI, the Board has authorized the issuance of five classes of shares of the funds, designated as Class A, Class B, Class C, Class Y and Class R6. Additional classes of shares may be offered in the future.

The shares of each class of each fund represent an equal proportionate interest in the aggregate net assets attributable to that class of that fund. Holders of Class A shares, Class B shares, Class C shares, Class Y shares and Class R6 shares have certain exclusive voting rights on matters relating to their respective class of shares. The different classes of a fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by each fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the fact that: (i) the distribution and service fees relating to Class A, Class B and Class C shares will be borne exclusively by that class; (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares; and (iii) each of Class A shares, Class B shares, Class C shares, Class Y shares and Class R6 shares will bear any other class expenses properly allocable to such class of shares, subject to the requirements imposed by the Internal Revenue Service (the “IRS”) on funds having a multiple-class structure. Similarly, the NAV per share may vary depending on whether Class A shares, Class B shares, Class C shares, Class Y shares or Class R6 shares are purchased.

In the event of liquidation, shareholders of each class of each fund are entitled to share pro rata in the net assets of the class of the fund available for distribution to these shareholders. Shares entitle their holders to one vote per dollar value of shares, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable.

Share certificates will not be issued.

Voting Rights

Each fund share is entitled to one vote and fractional shares are entitled to fractional votes. Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Fund shareholders may remove a trustee by the affirmative vote of at least two-thirds of the Trust’s votes attributable to the outstanding shares and the Board shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the votes attributable to the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Board will call a special meeting of shareholders for the purpose of electing trustees.

Limitation of Shareholder Liability

Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (“DSTA”) provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration of Trust expressly provides that the Trust has been organized under the DSTA and that the Declaration of Trust is to be governed by and interpreted in accordance with Delaware law. It is nevertheless possible that a Delaware statutory trust, such as the Trust, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the Trust’s shareholders could possibly be subject to personal liability.

To guard against this risk, the Declaration of Trust: (1) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its trustees; (2) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any fund; and (3) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refuses to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of DSTA, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder is remote.

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Limitation of Trustee and Officer Liability

The Declaration of Trust further provides that the Trust shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Limitation of Interseries Liability

All persons dealing with a fund must look solely to the property of that particular fund for the enforcement of any claims against that fund, as neither the Trustees, officers, agents nor shareholders assume any personal liability for obligations entered into on behalf of a fund or the Trust. No fund is liable for the obligations of any other fund. Since the funds use more than one prospectus, however, it is possible that one fund might become liable for a misstatement or omission in the prospectus regarding another fund with which its disclosure is combined.

NET ASSET VALUE OF SHARES

The NAV per share for all classes of shares is calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m., Central Time) on each day on which the New York Stock Exchange is open for trading. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities (including shares of other investment companies), cash, receivables, and other assets and subtracting liabilities. Since the assets of each Target Allocation Fund consist primarily of shares of underlying funds, the NAV of each Target Allocation Fund is determined based on the NAVs of the underlying funds. Shares will be sold and redeemed at the NAV per share next determined after receipt in good order of the purchase order or request for redemption.

Cash Reserves Fund

The Board has determined that the best method currently available for determining the NAV for the Cash Reserves Fund is the amortized cost method. The Board will utilize this method pursuant to Rule 2a-7 of the 1940 Act. Rule 2a-7 obligates the Board, as part of its responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the fund’s investment objectives, to stabilize the NAV per share as computed for the purpose of maintaining an NAV of $1.00 per share. The procedures include periodically monitoring, as deemed appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the NAV per share based upon available market quotations. The Board will consider what steps should be taken, if any, in the event of a difference of more than ½ of one percent (0.5%) between the two. The Board will take such steps as it considers appropriate (e.g., redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. Rule 2a-7 requires that the Cash Reserves Fund limit its investments to instruments which Madison determines will present minimal credit risks and which are of high quality as determined by a major rating agency, or, in the case of any instrument that is not so rated, of comparable quality as determined by Madison. It also calls for the Cash Reserves Fund to maintain a dollar weighted average portfolio maturity (not more than 60 days) appropriate to its objective of maintaining a stable NAV of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 60 days, the Cash Reserves Fund will invest its available cash in such manner as to reduce such maturity to 60 days or less as soon as reasonably practicable.

It is the normal practice of the Cash Reserves Fund to hold portfolio securities to maturity. Therefore, unless a sale or other disposition of a security is mandated by redemption requirements or other extraordinary circumstances, the Cash Reserves Fund will realize the par value of the security. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation. In periods of declining interest rates, the indicated daily yield on shares of the Cash Reserves Fund (computed by dividing the annualized daily income by the NAV) will tend to be higher than if the valuation were based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield of shares the Cash Reserves Fund (if any) will tend to be lower than if the valuation were based upon market prices and estimates.

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Portfolio Valuation

Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices, and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily NAV which is calculated as of the close of regular trading (usually 3:00 p.m., Central Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of the Target Allocation Funds consist primarily of shares of underlying funds, the NAV of each of those funds is determined based on the NAV’s of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not quoted or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange-traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values using the then-current exchange rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or, in the opinion of the Trust’s Pricing Committee (the “Pricing Committee), cannot otherwise be valued based on an objective, observable, unadjusted quoted market price (or should not use that price because it would not represent the security’s fair value), are appraised at their fair values as determined in good faith by the Pricing Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Pricing Committee will need to “fair” value any of the investments of these funds. However, an underlying fund may need to “fair” value one or more of its investments, which may, in turn, require the Target Allocation Funds to do the same because of delays in obtaining the underlying fund’s NAV.

A fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Pricing Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Pricing Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

The Pricing Committee is comprised of the following employees of Madison: Greg Hoppe, Katherine Frank, Paul Lefurgey and Jay Sekelsky.

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DISTRIBUTIONS AND TAXES

Distributions

It is the intention of the Trust to distribute substantially all of the net income, if any, of each fund thereby avoiding the imposition of any fund-level income or excise tax, as described below. Distributions shall be made in the following manner:

(i)	Distributions of net investment company taxable income (which includes dividends, interest, net short-term capital gains, and net gains from foreign currency transactions) with respect to the Cash Reserves Fund will be declared and paid daily and reinvested monthly in additional full and fractional shares of such fund, unless otherwise directed;

(ii)	Distributions of net investment company taxable income, if any, with respect to the Core Bond, High Income and Diversified Income Funds will be declared and reinvested monthly in additional full and fractional shares of the respective fund, unless otherwise directed; and

(iii)	Distributions of net investment company taxable income, if any, with respect to the Conservative Allocation and Equity Income Funds will be declared and reinvested quarterly in additional full and fractional shares of the fund, unless otherwise directed; and

(iv)	Distributions of net investment company taxable income, if any, with respect to the Moderate Allocation, Aggressive Allocation, Large Cap Value, Large Cap Growth, Mid Cap, Small Cap, and International Stock Funds will be declared and reinvested annually in additional full and fractional shares of the respective fund, unless otherwise directed; and

(v)	All net realized short-term and long-term capital gains of each fund, if any, will be declared and distributed at least annually, but in any event, no more frequently than allowed under SEC rules, to the shareholders of each fund to which such gains are attributable.

Federal Tax Status of the Funds

Qualification as Regulated Investment Company.   Each fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust’s other portfolios will be separate from those realized by each fund.

Each fund intends to meet the requirements of Subchapter M of the Code applicable to regulated investment companies. In the event a fund fails to qualify as a “regulated investment company” under Subchapter M (and is ineligible for, or chooses not to take advantage of, available remediation provisions), it will be treated as a regular corporation for federal income tax purposes. Accordingly, such fund would be subject to federal income taxes on the full amount of its taxable income and gains, and any distributions that such fund makes would not qualify for the dividends paid deduction. This would increase the cost of investing in such fund for shareholders and would make it more economical for shareholders to invest directly in securities held by such fund instead of investing indirectly in securities through such fund. Given these risks, compliance with the above requirements is carefully monitored by Madison and each fund intends to comply with these requirements as they exist or as they may be modified from time to time.

A fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from (a) dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options or forward contracts) derived with respect to its business of investing in such securities or currencies, and (b) net income derived from an interest in a “qualified publicly traded partnership;” and (2) at the close of each quarter of the fund’s taxable year, (a) at least 50% of the value of the fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of the fund may consist of such other securities of any one issuer, and the fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of two or more issuers that are controlled by the fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more “qualified publicly traded partnerships.”

A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of: (1) 98% of its ordinary taxable income for the year, (2) 98% of its capital gain net income for the 12 months ended on October 31 of that calendar year and (3) any ordinary income or net capital gain income not distributed in prior years. To

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the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings. Therefore, in order to avoid the federal excise tax, each fund must make (and the Trust intends that each will make) the foregoing distributions.

Each fund generally will endeavor to distribute (or be deemed to distribute) to its respective shareholders all of such fund’s net investment company taxable income and net capital gain, if any, for each taxable year so that such fund will not incur federal income or excise taxes on its earnings. However, no assurances can be given that these anticipated distributions will be sufficient to eliminate all taxes.

Capital Loss Carryforward.   As of October 31, 2012, the following funds had capital loss “carryforwards” as indicated below. To the extent provided in the Code and regulations thereunder, a fund may carry forward such capital losses to offset realized capital gains in future years. To the extent that these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

	Carryover Expiring in:			No Expiration Date
Fund	2016	2017	2018	Short Term	Long Term
Conservative Allocation	$269,352	$1,619,779	$ -	$-	$-
Moderate Allocation	2,653,911	6,462,247	3,257,526	-	-
Aggressive Allocation	578,550	2,049,055	2,346,155	-	-
Cash Reserves	-	-	5	1	-
Core Bond	-	175,131	-	-	-
High Income	-	298,070	-	-	-
Diversified Income	-	9,384,360	-	-	-
Equity Income	-	-	-	-	-
Large Cap Value	-	15,499,010	-	-	-
Large Cap Growth	-	3,049,082	-	-	-
Mid Cap	4,978,776	6,804,093	-	-	-
Small Cap	2,703,576	-	-	-	-
International Stock	-	13,268,536	1,381,274	-	-

Investments in Foreign Securities.    If a fund purchases foreign securities, interest and dividends received by the fund may be subject to income withholding or other taxes imposed by foreign countries and U.S. possessions that could reduce the return on these securities. Tax treaties and conventions between the United States and certain foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a fund would be subject. Also, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. The effective rate of foreign tax cannot be predicted since the amount of fund assets to be invested within various countries is uncertain. However, the Trust intends to operate so as to qualify for treaty-reduced tax rates when applicable.

A fund may invest in the stock of certain foreign companies that constitute passive foreign investment companies (“PFICs”). There are several elections available under federal law to determine how the fund’s shareholders will be taxed on PFIC investments. Depending upon the election the fund selects, the fund’s shareholders may be subject to federal income taxes (either capital or ordinary) with respect to a taxable year attributable to a PFIC investment, even though the fund receives no distribution from the PFIC and does not dispose of the PFIC investment during such year, and/or the fund’s shareholders may be subject to federal income taxes upon the disposition of the PFIC investments. Any fund that acquires stock in foreign corporations may limit and/or manage its holdings in PFICs to minimize its tax liability.

If more than 50% of the value of a fund’s total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the IRS that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. Pursuant to the election, a fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the fund that represents income from foreign or U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each fund will report to its shareholders shortly after each taxable year their respective share of its income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. The Code may limit a shareholder’s ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the fund’s foreign

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taxes rather than take the foreign tax credit must itemize deductions on their income tax returns. The International Stock Fund anticipates that it may qualify for and make this election in most, but not necessarily all, of its taxable years.

Investments with Original Issue Discount.   Each fund that invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each fund must meet the 90% distribution requirement to qualify as a regulated investment company and each fund seeks to avoid any imposition of the excise tax, a fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

Federal Tax Treatment of Options and Foreign Currency Transactions.   Certain option transactions have special tax results for the funds. Expiration of a call option written by a fund will result in short-term capital gain. If the call option is exercised, the fund will realize a gain or loss from the sale of the security covering the call option and, in determining such gain or loss, the option premium will be included in the proceeds of the sale.

If a fund writes options other than “qualified covered call options,” as defined in Section 1092 of the Code, or purchases puts, any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.

A fund’s investment in Section 1256 contracts, such as most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All Section 1256 contracts held by a fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a fund.

The preceding rules regarding options and foreign currency transactions may cause a fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. To mitigate the effect of these rules and prevent disqualification of a fund as a regulated investment company, the Trust seeks to monitor transactions of each fund, seeks to make the appropriate tax elections on behalf of each fund and seeks to make the appropriate entries in each fund’s books and records when the fund acquires any option, futures contract or hedged investment.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Shareholder Taxation

Distributions.   Distributions from a fund’s net investment company taxable income (which includes dividends, interest, net short-term capital gains, and net gains from foreign currency transactions), if any, generally are taxable as ordinary income whether reinvested or received in cash, unless such distributions are attributable to “qualified dividend” income eligible for the reduced rate of tax on long-term capital gains or unless you are exempt from taxation or entitled to a tax deferral. Currently, the maximum rate applicable to long-term capital gains, and thus to qualified dividend income, is set at 15%.

Generally, “qualified dividend” income includes dividends received during the taxable year from certain domestic corporations and “qualified foreign corporations.” PFICs and corporations incorporated in a country that does not have an income tax treaty and an exchange of information program with the U.S. are not qualified foreign corporations. The portion of a distribution that the fund pays that is attributable to qualified dividend income received by the fund will qualify for such treatment in the hands of the noncorporate shareholders of the fund. If a fund has income of which more than 95% was qualified dividends, all of the fund’s dividends will be eligible for the lower rates on qualified dividends. Certain holding period requirements applicable to both the fund and the shareholder also must be satisfied to obtain qualified dividend treatment.

Distributions of non-qualified dividend income, interest income, other types of ordinary income, and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer whether reinvested or received in cash.

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Distributions paid by each fund from net capital gains (the excess of net long-term capital gains over short-term capital losses) are taxable as long-term capital gains whether reinvested or received in cash and regardless of the length of time you have owned your shares.

Any dividend declared by a fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

Buying a Dividend.   Purchasing shares shortly before a distribution may not be advantageous. Since such shares are unlikely to substantially appreciate in value in the short period before the distribution, if the distribution is taxable, it will essentially result in a taxable return of a portion of the purchase price.

Dividends Received Deduction.   Assuming a fund qualifies as regulated investment company, the dividends received deduction for shareholders of such fund who are corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the fund if such fund were a regular corporation, and to the extent designated by the fund as so qualifying.

Gains and Losses on Redemption and Sales.   A redemption or sale of fund shares may result in a taxable gain or loss to a shareholder, depending on whether the proceeds are more or less than the shareholder’s basis in the redeemed shares. An exchange of fund shares for shares in any fund of the Trust will have similar tax consequences. Any gain or loss arising from the sale or redemption of shares generally is a capital gain or loss. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his, her or its shares for more than one year at the time of such sale or redemption; otherwise, it generally will be classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain distribution with respect to any share of a fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain distribution, is treated as a long-term capital loss.

Deduction of Capital Losses.   Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

Reports to Shareholders.   The Trust sends to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder’s taxable income for such year as ordinary income (including any portion eligible to be treated as qualified dividend income or to be deducted pursuant to the dividends-received deduction) and as long-term capital gain. In addition, the federal tax status of each year’s distributions generally is reported to the IRS.

Backup Withholding.   If a shareholder does not furnish the Trust with a correct social security number or taxpayer identification number and/or the Trust receives notification from the IRS requiring back-up withholding, the Trust is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds, currently at a rate of 28% for U.S. citizens and residents. The backup withholding is not an additional tax and may be returned or credited against a taxpayer’s regular federal income tax liability if appropriate information is provided to the IRS.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on a fund or an investor. There may be other federal, state, local or foreign tax considerations applicable to a particular fund or investor. Investors are urged to consult their own tax advisors.

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MORE ABOUT PURCHASING AND SELLING SHARES

The following discussion expands upon the section entitled “Your Account” in the prospectuses.

Minimum Investments

The Trust reserves the right to change or waive the funds’ minimum investment requirements and to reject any order to purchase shares (including any purchase by exchange) when in the judgment of Madison, such rejection is in the Trust’s best interest.

Offering Price

Shares of each fund are offered at a price equal to their NAV next determined after receipt in good order of the purchase order for such shares (see the “Net Asset Value of Shares” section, above) plus a sales charge which, depending upon the class of shares purchased, may be imposed either at the time of purchase (Class A shares) or on a contingent deferred basis (Class B and Class C shares). Class Y and Class R6 shares are sold without the imposition of a sales charge.

Calculation of the Sales Charge

The sales charge percentage that you pay may be higher or lower than what is disclosed in the prospectuses due to standard industry practice to round the public offering price to two decimal places (i.e., to the nearest penny) and rounding the number of shares purchased to three decimal places.

For example, assume that you purchased $10,000 of the Class A shares of the Core Bond Fund.
Prospectus Sales Charge: 4.50%
NAV: $10.04
Offering Price: $10.51[calculated as $10.04/(1-0.0450) = $10.513089 which rounds to $10.51]
Shares Purchased: 951.475 ($10,000/$10.51 = 951.47478 which rounds to 951.475)
Account Balance: 951.475 x $10.04 (NAV) = $9,552.80
Statement and Confirm Sales Charge:
$10,000 - $9,552.80 = $447.20
$447.20/$10,000 = 4.472%, which rounds to 4.47%

Sales Charge on Class A Shares

Initial Sales Charge.   With the exception of the Cash Reserves Fund, Class A shares are offered at a price that includes an initial “front-end” sales charge that is deducted from your investment at the time you purchase shares. Depending upon the amount you invest, the sales charge may be reduced and/or eliminated for larger purchases. The sales charges applicable to purchases of Class A shares of the Trust are described in the relevant prospectus.

Class A shares may be offered without front-end sales charges to various individuals and institutions, or issued or purchased in specific transactions as described in the prospectuses. Class A shares may also be offered without a front-end sales charge pursuant to the funds’ reinstatement or reinvestment privilege (see the “Additional Investor Services” section, below).

In addition, there are several ways investors may combine multiple purchases to reduce Class A sales charges as disclosed in the prospectuses and further described below. For the purpose of calculating the sales charge, shares of the Cash Reserves Fund purchased through an exchange, reinvestment or cross-reinvestment from another fund having a sales charge qualify; however, direct purchases of the Class A shares of the Cash Reserves Fund are excluded.

Rights of Combination.   Purchases may be combined to reduce Class A sales charges if made by:

•	you and your immediate family for your own account(s), including individual retirement, custodial and personal trust accounts;
•	a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account; and
•	groups which qualify for the “Group Investment Program,” described below.

Group Investment Program.   Certain qualified pension plans or non-qualified group investment plan participants may be eligible for rights of combination. This would include a 401(k) plan with less than $250,000 in assets and 457(f) plans.

Rights of Accumulation.   For the purpose of calculating the sales charge on Class A shares, you may add the current market value of your existing holdings in any fund and class of shares of the Trust (including combinations), to the amount of your next purchase of Class A shares to qualify for reduced sales charges. The current value of existing

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individual holdings, as of the week prior to your investment, in your MEMBERS® variable annuity contract may also be taken into account to determine your Class A sales charges.

Letter of Intent.   The reduced sales charges are also applicable to investments made pursuant to a Letter of Intent (“LOI”), which should be read carefully prior to its execution by an investor, pursuant to which investors make their investment over a period of thirteen (13) months. Such an investment (including accumulations and combinations) must aggregate at least $25,000 if investing in equity funds or at least $50,000 if investing in bond funds during the 13-month period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to the Trust. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, excluding reinvested dividends and capital gains, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the 13-month period, the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes the Trust to hold in escrow sufficient Class A shares (approximately 5% of the purchase) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrow shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes the Trust to act as the investor’s attorney-in-fact to redeem any escrowed shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Trust to sell, any additional shares and may be terminated at any time.

In order to ensure that you receive a reduction or waiver of your Class A sales charge, you need to inform your financial representative or the Trust at the time you purchase shares that you qualify for such a reduction or waiver. If notification is not provided, you may not receive the sales charge discount or waiver to which you are otherwise entitled. The Trust may require evidence, including account statements of all relevant accounts invested in the Trust and reserves the right to request additional documentation, to verify you are eligible for a reduction or waiver of sales charges.

Sales Charge on Class B and Class C Shares

Deferred Sales Charge.   Investments in Class B and Class C shares are purchased at their NAV per share without the imposition of an initial sales charge so the fund will receive the full amount of the purchase payment. With the exception of the Cash Reserves Fund, the funds’ distributor pays a commission equal to 4% of the amount invested to broker/dealers who sell Class B shares. Direct purchases of Class B shares of the Cash Reserves Fund are not permitted. Class B shares of the Cash Reserves Fund may only be acquired by exchange from Class B shares of other funds and Class C shares of the Target Allocation Funds, Diversified Income Fund and the Equity Income Fund. Class C shares are only offered with respect to the Target Allocation Funds, Diversified Income Fund and the Equity Income Fund, and the funds’ distributor pays a commission equal to 1% of the amount invested to broker/dealers who sell Class C shares.

Class B shares that are redeemed within six years of purchase and Class C shares that are redeemed within one year of purchase will be subject to a contingent deferred sales charge (“CDSC”) at the rates set forth in the prospectuses. The amount of the CDSC, if any, will vary depending on the number of years from time of purchase until the time of redemption, and will be calculated using the methodology described in the prospectuses. A hypothetical example is provided in the prospectuses for further clarification.

Unless otherwise requested, redemption requests will be “grossed up” by the amount of any applicable CDSC charge and/or transaction charges such that the investor will receive the net amount requested.

Proceeds from the CDSC are paid to the Distributor and are used in whole or in part by the Distributor to defray its expenses related to providing distribution-related services to the Trust in connection with the sale of the Class B shares and Class C shares, such as the payment of the 4% commission to broker/dealers who sell Class B shares and the 1% commission to broker/dealers who sell Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Trust to sell Class B shares and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Deferred Sales Charge.    The CDSC may be waived on redemptions of Class B shares and Class C shares. The chart that follows is a restatement of the waivers found in the prospectuses.

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Class B and Class C CDSC Waiver Chart

	ERISA Plans	Non-ERISA Plans
401(a) Plan,
	401(k) Plan or	Supplemental		IRA or
Type of Distribution	403(b) Plan	403(b) Plan	457 Plan	IRA Rollover	Plan
Death or Disability	Waived	Waived	Waived	Waived	Waived
Waived for
mandatory
				distributions or up	Waived for up to
				to 12% of account	12% of account
				value annually in	value annually in
Over 70 ½	Waived	Waived	Waived	periodic payments	periodic payments
Waived for Life
				Expectancy or up	Waived for up to
				to 12% of account	12% of account
Between				value annually in	value annually in
59 ½ and 70 ½	Waived	Waived	Waived	periodic payments	periodic payments
		Waived for annuity	Waived for annuity	Waived for annuity
		payments (72t) or	payments (72t) or	payments (72t) or
		up to 12% of	up to 12% of	up to 12% of	Waived for up to
		account value	account value	account value	12% of account
		annually in	annually in	annually in	value annually in
Under 59 ½	Waived	periodic payments	periodic payments	periodic payments	periodic payments
Termination of Plan	Not Waived	Not Waived	Not Waived	Not Waived	N/A
Hardships	Waived	Waived	Waived	N/A	N/A
Return of Excess	Waived	Waived	Waived	Waived	N/A
Small Balance Accounts	N/A	N/A	N/A	N/A	Waived

In order to ensure you receive a waiver of the CDSC on redemption of your Class B shares and Class C shares, you need to notify your financial representative or the Trust that you qualify for such a waiver at the time you redeem the shares. If notice is not provided, you may not receive the waiver to which you are otherwise entitled. The Trust may require evidence, and reserves the right to request additional documentation, to verify you are eligible for a waiver of sales charges.

In-Kind Redemptions

Although no fund would normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities held by the fund as prescribed by the Board. If the shareholder were to sell portfolio securities received in this fashion, the shareholder would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV. The Trust has, however, elected to be governed by Rule 18f-1 under the 1940 Act. Under that rule, each fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the fund’s NAV at the beginning of such period.

ADDITIONAL INVESTOR SERVICES

The following discussion expands upon the section entitled “Additional Investor Services” in the prospectuses.

Systematic Investment Program

As explained in the prospectuses, the Trust makes available to shareholders a systematic investment program. The investments under the program will be drawn on or about the day of the month indicated by the shareholder. Any shareholder’s privilege of making investments through the systematic investment program may be revoked by the Trust without prior notice if any investment by the shareholder is not honored by the shareholder’s credit union or other financial institution. The program may be discontinued by the shareholder either by calling the Trust or upon written notice to the Trust which is received at least five (5) business days prior to the due date of any investment.

Systematic Withdrawal Program

As explained in the prospectuses, the Trust makes available to shareholders a systematic withdrawal program. Payments under this program represent proceeds arising from the redemption of fund shares. The maintenance of a systematic withdrawal program concurrently with purchases of additional shares of the fund could be disadvantageous to a shareholder

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because of the sales charges that may be imposed on new purchases. Therefore, a shareholder should not purchase shares of a fund at the same time as a systematic withdrawal program is in effect for such shareholder with respect to that fund. The Trust reserves the right to modify or discontinue the systematic withdrawal program for any shareholder on 30 days’ prior written notice to such shareholder, or to discontinue the availability of such plan to all shareholders in the future. Any shareholder may terminate the program at any time by giving proper notice to the Trust.

Exchange Privilege and Systematic Exchange Program

As explained in the prospectuses, within an account, you may exchange shares of one fund for shares of the same class of another fund subject to the minimum investment requirements of the fund purchased, without paying any additional sales charge, except that exchanges of (i) Class A shares of the Cash Reserves Fund initially purchased without a sales charge will be subject to the appropriate sales charge upon exchange into Class A shares of another series of the Trust, and (ii) Class R6 shares of the Equity Income Fund may only be exchanged for Class A shares of the Cash Reserves Fund. Class A shares of the Cash Reserves Fund may be exchanged for Class B and Class C shares of other series of the Trust for dollar cost averaging purposes. With the exception of the Cash Reserves Fund and except as may be approved by the Chief Compliance Officer of the funds, only five (5) exchanges are allowed per fund in a calendar year. If you establish a systematic exchange or account rebalancing program, those exchanges are not included in the exchange limit or redemption fee policies. Class B and Class C shares will continue to “age” from the date of original purchase of the Class B shares or Class C shares, respectively, and will retain the same CDSC rate as they had before the exchange.

The funds reserve the right to require that previously exchanged shares (and reinvested dividends) be in a fund for 90 days before an investor is permitted a new exchange. A fund may change its exchange policy at any time upon 60 days’ notice to its shareholders. The Trust may refuse any exchange order.

As explained in the prospectuses, the Trust makes available to shareholders a systematic exchange program. The Trust reserves the right to modify or discontinue the systematic exchange program for any shareholder on 30 days’ prior written notice to such shareholder, or to discontinue the availability of such plan to all shareholders in the future. Any shareholder may terminate the program at any time by giving proper notice to the Trust.

Reinstatement or Reinvestment Privilege

After fund shares have been redeemed, a shareholder has a one-time right to reinvest any part of the proceeds, subject to the minimum investment of the fund, within 90 days of the redemption, at the current NAV. This privilege must be requested in writing when the proceeds are sent to the Trust.

For shareholders who exercise this privilege after redeeming Class A shares, the proceeds may be reinvested in Class A shares without a sales charge in the same fund and account from which the redemption was made.

For shareholders who exercise this privilege after redeeming Class B shares or Class C shares and paying a CDSC on the redemption, the proceeds may be reinvested in Class A shares without a sales charge in the same fund and account from which the redemption was made. The account will not be credited with the CDSC paid. If Class B shares or Class C shares were redeemed and no CDSC was paid, the proceeds may be reinvested in Class B shares or Class C shares in the same fund and account, respectively, from which the redemption was made. The holding period of the shares purchased will be “aged” back to the original purchase date.

To protect the interests of other investors in the funds, the Trust may cancel the reinvestment privilege of any parties that, in the opinion of the Trust, are using market timing strategies or making more than five exchanges per owner or controlling party per calendar year above and beyond any systematic or automated exchanges. Also, the Trust may refuse any reinvestment request.

The Trust may change or cancel its reinvestment policies at any time.

A redemption or exchange of fund shares is a taxable transaction for federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of fund shares will be treated for tax purposes as described under the “Distributions and Taxes” section, above.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees has appointed Deloitte & Touche LLP, independent registered public accounting firm, located at 555 East Wells Street, Suite 1400, Milwaukee, Wisconsin 53202 to perform the annual audits of the funds.

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FINANCIAL STATEMENTS

The funds’ audited financial statements, including the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, and financial highlights included in the funds’ 2012 annual report to shareholders, are incorporated herein by reference. Copies of the annual report may be obtained free of charge by writing to Madison Funds, P.O. Box 8390, Boston, Massachusetts 02266-8390, or by calling 1-800-877-6089.

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APPENDIX A - SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

Each of the funds has adopted the proxy voting policies and procedures of its investment adviser, Madison Asset Management, LLC (“Madison”), and/or its respective subadviser: Shenkman Capital Management, Inc. (“SCM”) in the case of the High Income Fund; Wellington Management Company, LLP (“Wellington Management”) in the case of the Small Cap Fund; and Lazard Asset Management LLC (“Lazard”) in the case of the International Stock Fund.

The proxy voting policies and procedures for Madison, SCM, Wellington Management and Lazard are found below, and collectively constitute the proxy voting policies and procedures of Madison Funds.
MADISON ASSET MANAGEMENT, LLC
PROXY VOTING POLICIES AND PROCEDURES

Madison’s policies regarding voting the proxies of securities held in client accounts depend on the nature of its relationship to the client. When Madison is an ERISA fiduciary of an account, there are additional considerations and procedures than for all other (regular) accounts. In all cases, when Madison votes client proxies, it must do so in the client’s best interests as described below by these policies.

Regular Accounts
 Madison does not assume the role of an active shareholder when managing client accounts. If Madison is dissatisfied with the performance of a particular company, it will generally reduce or terminate the fund’s position in the company rather than attempt to force management changes through shareholder activism.

Making the Initial Decision on How to Vote the Proxy
 As stated above, Madison’s goal and intent is to vote all proxies in the client’s best interests. For practical purposes, unless Madison makes an affirmative decision to the contrary, when it votes a proxy as the board of directors of a company recommends, it means Madison agrees with the board that voting in such manner is in the interests of its clients as shareholders of the company for the reasons stated by the board. However, if Madison believes that voting as the board of directors recommends would not be in a client’s best interests, then Madison must vote against the board’s recommendation.

As a matter of standard operating procedure, all proxies received shall be voted (by telephone or Internet or through a proxy voting service), unless Madison is not authorized to vote proxies. When the client has reserved the right to vote proxies in his/her/its account, Madison must make arrangements for proxies to be delivered directly to such client from its custodian and, to the extent any such proxies are received by Madison inadvertently, promptly forward them to the client.

Documenting Madison’s Decisions
In cases where a proxy will NOT be voted or, as described below, voted against the board of directors recommendation, Madison’s policy is to make a notation to the file containing the records for such security (e.g., Corporation X research file, because Madison may receive numerous proxies for the same company and it is impractical to keep such records in the file of each individual client) explaining Madison’s action or inaction, as the case may be.

Alternatively, or in addition to such notation, Madison may include a copy of the rationale for such decision in the appropriate equity correspondence file.

Why would voting as the board recommends NOT be in the client’s best interests?
 Portfolio management must, at a minimum, consider the following questions before voting any proxy:

1. Is the board of directors recommending an action that could dilute or otherwise diminish the value of the client’s position? (This question is more complex than it looks: Madison must consider the time frames involved for both the client and the issuer. For example, if the board of directors is recommending an action that might initially cause the position to lose value but will increase the value of the position in the long-term, Madison would vote as the board recommended for if Madison is holding the security for clients as a long-term investment. However, if the investment is close to Madison’s valuation limits and Madison is anticipating eliminating the position in the short-term, then it would be in its clients’ best interests to vote against management’s recommendation.)

2. If so, would Madison be unable to liquidate the affected securities without incurring a loss that would not otherwise have been recognized absent management’s proposal?

3. Is the board of directors recommending an action that could cause the securities held to lose value, rights or privileges and there are no comparable replacement investments readily available on the market? (For example, a company can be uniquely positioned in the market because of its valuation compared with otherwise comparable securities such that it would not be readily replaceable if Madison were to liquidate the position. In such a situation, Madison might vote against management’s recommendation if Madison believe a “No” vote could help prevent future share price depreciation resulting from management’s proposal or if Madison believe the value of the investment will appreciate if management’s proposal fails. A typical recent example of this type of decision is the case of a board recommendation not to expense stock options, where Madison would vote against management’s recommendation because Madison believes expensing such options will do more to enhance shareholder value going forward.)

4. Would accepting the board of directors recommendation cause Madison to violate its client’s investment guidelines? (For example, a board may recommend merging the company into one that is not permitted by client investment guidelines, e.g. a tobacco product company, a foreign security that is not traded on any U.S. exchange or in U.S. dollars, etc., restrictions often found in client investment guidelines. This would be an unusual situation and it is possible Madison would, nevertheless, vote in favor of a board’s recommendation in anticipation of selling the investment prior to the date any vote would effectively change the nature of the investment as described. Moreover, this does not mean Madison will consider any client-provided proxy voting guidelines. Madison’s policy is that client investment guidelines may not include proxy voting guidelines if Madison will vote account proxies. Rather, Madison will only vote client proxies in accordance with these guidelines. Clients who wish their account proxies to be voted in accordance with their own proxy voting guidelines must retain proxy voting authority for themselves.)

Essentially, Madison must “second guess” the board of directors to determine if their recommendation is in the best interests of its clients, regardless of whether the board thinks its recommendation is in the best interests of shareholders in general. The above questions should apply no matter the type of action subject to the proxy. For example, changes in corporate governance structures, adoption or amendments to compensation plans (including stock options) and matters involving social issues or corporate responsibility should all be reviewed in the context of how it will affect Madison’s clients’ investment.

In making its decisions, to the extent Madison relies on any analysis outside of the information contained in the proxy statements, Madison must retain a record of such information in the same manner as other books and records (two years in the office, five years in an easily accessible place). Also, if a proxy statement is NOT available on the SEC’s EDGAR database, Madison must keep a copy of the proxy statement.

Addressing Conflicts of Interest
Although it is not likely, in the event there is a conflict of interest between Madison and its client in connection with a material proxy vote (for example, (1) the issuer or an affiliate of the issuer is also a client or is actively being sought as a client or (2) Madison has a significant business relationship with the issuer such that voting in a particular manner could jeopardize this client and/or business relationship), Madison’s policy is to alert affected client(s) of the conflict before voting and indicate the manner in which Madison will vote. In such circumstances, Madison’s client(s) may instruct it to vote in a different manner. In any case, Madison must obtain client consent to vote the proxy when faced with a conflict of interest. If the conflict involves a security held by a mutual fund Madison manages, then Madison must present the material conflict to the board of the applicable fund for consent or direction to vote the proxies. If the conflict involves a security held by wrap accounts, then Madison may present the conflict to the wrap sponsor, as its agent, to obtain wrap client consent or direction to vote the proxies. Note that no conflict generally exists for routine proxy matters such as approval of the independent auditor (unless, of course, the auditor in question is a client, Madison is seeking the auditor as a client or Madison has a significant business relationship with the auditor), electing an uncontested board of directors, etc.

In the event it is impractical to obtain client consent to vote a proxy when faced with a conflict of interest, or at the request of the applicable fund board, Madison will employ the services of an independent third party “proxy services firm” to make the proxy voting decision in accordance with Rule 206(4)-6 under the Investment Advisors Act of 1940, as amended.

Once any member of the relevant portfolio management team determines that it would be in Madison’s clients’ best interests to vote AGAINST management recommendations (or, for Madison Scottsdale and Concord Asset Management, any particular portfolio manager makes such determination), then the decision should be brought to the attention of the Investment Committee, or any subcommittee appointed by the Investment Committee from among its members (such subcommittee may be a single person), to ratify the decision to stray from Madison’s general policy of voting with management. Such ratification need not be in writing.

The Investment Committee or any subcommittee appointed by the Investment Committee from among its members (such subcommittee may be a single person) shall monitor potential conflicts of interest between Madison and clients that would affect the manner by which Madison votes a proxy. Madison maintains a “conflicted list” for proxy voting purposes.

As of January 1, 2004, Jay Sekelsky represents the Investment Committee subcommittee described above.

Voting Proxies of Securities No Longer Owned
 We may be entitled to vote a proxy because a security was held in a client portfolio on the record date but have subsequently sold the security from the client’s account prior to the meeting date to which the proxy relates. In such situations, our vote has no economic value to the client who is not a shareholder of the company soliciting the proxy vote. Therefore, our policy is to vote proxies of securities no longer owned in accordance with management recommendation or, if practical, not vote them at all.

Special Considerations for Sub-Advised Funds
 The proxy voting policy and procedures of Madison Funds and the Ultra Series Fund, (the “Trusts”), reflect the policies and procedures of the Trusts’ investment advisor, Madison Asset Management, LLC (“Madison”) and are incorporated into the Madison Investment Advisors, Inc. written compliance and procedures manual. In addition, the Trusts’ policies incorporate the proxy voting policies and procedures of Madison’s current subadvisers: Shenkman Capital Management, Inc., Lazard Asset Management LLC, and Wellington Management Company, LLP.

With respect to the proxy voting function relative to the Trusts, each Trust’s Board of Trustees has delegated this function to Madison. In general, with respect to proxies to be voted on behalf of the Trusts’ sub-advised funds, or portions of such funds, Madison currently intends to delegate its voting responsibilities hereunder, such that that the respective subadvisers of such funds, or portions of such funds, will vote such proxies in accordance with their own proxy voting policies and procedures. Notwithstanding the foregoing, Madison reserves the right at any time to reassume the responsibility of voting proxies relative to one or more of the sub-advised portfolios of the Trusts. Madison currently intends to monitor, by requesting periodic certifications from each of the subadvisers, the voting of each of the subadvisers to confirm consistency with each such subadviser’s proxy voting policies and procedures and to seek assurance that conflicts of interest have been adequately monitored and resolved. Madison will use reasonable efforts to ensure that each Trust’s Board of Trustees is timely notified of any material changes to the proxy voting policies and procedures of each of the subadvisers as the relevant subadvisers have specifically brought to the attention of Madison, if, in Madison’s judgment, such notification is necessary for the Board’s fulfillment of its responsibilities hereunder.

Madison recognizes that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more subadvisers (e.g., when more than one fund, or two managed portions of the same fund, hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant proxy voting policies will result in proxies being voted inconsistently. It is Madison’s position that such circumstances will not be deemed to suggest improper action on the part of any subadviser, and that neither Madison nor the Trusts will be required to take any action with respect to such instances, in the absence of other compelling factors that would necessitate such action.

Special Considerations for International Securities
 Certain foreign companies may impose restrictions on the transfer, exchange or other matters in connection with shareholder voting. As a result, there may be instances when we will not vote a proxy of a foreign or international security because doing so might adversely affect our client’s rights relating to the security, including our ability to sell the securities for a specific time period.

ERISA Fiduciary Accounts
 As a general rule, an ERISA plan Trustee is required to vote proxies. However, the fiduciary act of managing plan assets includes the responsibility to vote proxies on plan-owned stock when the named fiduciary has delegated management responsibility to an investment manager. Therefore, unless another named fiduciary (Trustee, another investment manager, consultant, plan administrator, employer, etc.) for any ERISA client expressly reserves the right to vote proxies, Madison is required to do so. In most cases, the plan document will specify who is required to vote proxies.

It is important that Madison’s investment management agreement (or the ERISA client’s plan document) (collectively, the “Contracts”) address the issue of who is responsible for voting proxies.

1. If the Contracts expressly preclude Madison from voting proxies, then the Trustee must vote proxies attributable to its ERISA client’s accounts.
2. On the other hand, if the Contracts are silent or simply state that Madison “may” vote proxies, then it is its fiduciary duty to affirmatively vote under ERISA.

ERISA requires Madison, when it is responsible for voting proxies:
1. To maintain voting records for review by the named fiduciary of the plan; and
2. Ensure that the custodian (or plan Trustee, as the case may be) forwards to Madison all proxies received so that Madison may vote them in a timely manner.

Madison’s general policy is to vote all ERISA plan proxies received in the same manner as Madison vote non-ERISA plan proxies described above. Again, as a matter of standard operating procedure, all proxies received shall be voted (by telephone or Internet).

Additional Recordkeeping Rules Related to Proxy Voting
 Madison must keep any written documents (including email) Madison prepared that were material to making a decision on how to vote a proxy (or that memorialized the basis for its decision). As noted above, Madison need not keep a copy of the actual proxy statements Madison received if they are available on the SEC’s EDGAR database.

Madison must keep in the applicable client file records of written client requests for proxy voting information. Madison must, of course, also keep a copy in the client file of any of its written responses to clients who asked for such information either in writing or orally.

Madison retained the services of ProxyEdge to maintain the records of the proxy votes Madison cast on behalf of clients. To the extent Madison votes any proxies outside of this service (for example, for logistical purposes, certain Madison Scottsdale proxies may not be maintained by this service), then copies of the voted proxy must be maintained in the applicable client or research file, as the case may be.

Last updated February 2013

SHENKMAN CAPITAL MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES

Set forth below are the policies and procedures of Shenkman Capital with respect to proxy voting. This statement does not attempt to describe every regulatory and compliance requirement applicable to proxy voting, but rather summarizes some of the issues involved and establishes general rules and procedures. Although this statement expressly addresses proxy voting, the policies and procedures set forth herein apply to any solicitation of votes with respect to securities held in a fully discretionary client account, such as, for example, the solicitation of the consent of the holders of fixed income securities to a proposed restructuring.

I.	Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Shenkman Capital has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with this statement.

II.	Proxy Voting Procedures

	(a)	Shenkman Capital will instruct each custodian for a discretionary client account to deliver to Shenkman Capital all proxy solicitation materials received with respect to the account. Shenkman Capital will review the securities held in its discretionary client accounts on a regular basis to confirm that it receives copies of all proxy solicitation materials concerning such securities. Shenkman Capital will vote all proxies on behalf of discretionary client accounts after carefully considering all proxy solicitation materials and other information and facts it deems relevant. A Portfolio Manager will make all voting decisions on behalf of a discretionary client account based solely on his/her determination of the best interests of that account. Shenkman Capital will use reasonable efforts to respond to each proxy solicitation by the deadline for such response.

	(b)	All proxies received by Shenkman Capital will be sent to the Portfolio Administration Department for processing as follows:

		(1)	maintain a record of each proxy received;

		(2)	determine which accounts managed by Shenkman Capital hold the security to which the proxy relates;

		(3)	forward the proxy to a Portfolio Manager together with a list of accounts that hold the security, the number of votes each account controls (reconciling any duplications), and the date by which Shenkman Capital must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer via the custodian prior to the vote taking place;

		(4)	absent material conflicts (see Section IV), a Portfolio Manager will determine how Shenkman Capital should vote the proxy. The Portfolio Manager will send its decision on how Shenkman Capital will vote a proxy to the Portfolio Administration Department, which will be responsible for making sure the proxy has been completed and returned to issuer and/or the custodian in a timely and appropriate manner.

Shenkman Capital’s General Counsel shall monitor the firm’s processing of proxy statements to assure that all proxy statements are handled and processed in accordance with this statement. The General Counsel will designate one or more team members of the firm to be responsible for insuring that all proxy statements are received and that Shenkman Capital responds to them in a timely manner.

III.	Voting Guidelines

Shenkman Capital will review all proxy solicitation materials it receives concerning securities held in a discretionary client account. Shenkman Capital will evaluate all such information and may seek additional information from the party soliciting the proxy and independent corroboration of such information when Shenkman Capital considers it appropriate and when it is reasonably available.

In the absence of specific voting guidelines from the client, Shenkman Capital will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Shenkman Capital believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

Generally, Shenkman Capital will vote FOR a proposal when it believes that the proposal serves the best interests of the discretionary client account whose proxy is solicited because, on balance, the following factors predominate:

	(a)	the proposal has a positive economic effect on shareholder value;

	(b)	the proposal poses no threat to existing rights of shareholders;

	(c)	the dilution, if any, of existing shares that would result from approval of the proposal is warranted by the benefits of the proposal; and

	(d)	the proposal does not limit or impair accountability to shareholders on the part of management and the board of directors.

Generally, Shenkman Capital will vote AGAINST a proposal if it believes that, on balance, the following factors predominate:

	(a)	the proposal has an adverse economic effect on shareholder value;

	(b)	the proposal limits the rights of shareholders in a manner or to an extent that is not warranted by the benefits of the proposal;

	(c)	the proposal causes significant dilution of shares that is not warranted by the benefits of the proposal;

	(d)	the proposal limits or impairs accountability to the shareholders on the part of management or the board of directors; or

	(e)	the proposal is a shareholder initiative that Shenkman Capital believes wastes time and resources of the company or reflects the grievance of one individual.

Shenkman Capital will ABSTAIN from voting proxies when it believes that it is appropriate. Usually, this occurs when Shenkman Capital believes that a proposal will not have a material effect on the investment strategy it pursues for its discretionary client accounts.

IV.	Conflicts of Interest

Due to the size and nature of Shenkman Capital’s operations and its limited affiliations in the securities industry, Shenkman Capital does not expect that material conflicts of interest will arise between it and a discretionary client account over proxy voting. Shenkman Capital recognizes, however, that such conflicts may arise from time to time, such as, for example, when Shenkman Capital or one of its affiliates has a business arrangement that could be affected by the outcome of a proxy vote or has a personal or business relationship with a person seeking appointment or re-appointment as a director of a company. If a material conflict of interest arises, Shenkman Capital will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Under no circumstances will Shenkman Capital place its own interests ahead of the interests of its discretionary client accounts in voting proxies.

If Shenkman Capital determines that the proxy voting policies do not adequately address a material conflict or interest related to a proxy, Shenkman Capital will provide the affected client with copies of all proxy solicitation materials received by Shenkman Capital with respect to that proxy, notify that client of the actual or potential conflict of interest, and of Shenkman Capital’s intended response to the proxy request (which response will be in accordance with the policies set forth in this statement), and request that the client consent to Shenkman Capital’s intended response. If the client consents to Shenkman Capital’s intended response or fails to respond to the notice within a reasonable period of time specified in the notice, Shenkman Capital will vote the proxy as described in the notice. If the client objects to Shenkman Capital’s intended response, Shenkman Capital will vote the proxy as directed by the client.

V.	Disclosure

	(a)	Shenkman Capital will disclose in its Form ADV, Part II that clients may contact Shenkman Capital (via e-mail or telephone) in order to obtain information on how Shenkman Capital voted such client’s proxies, and to request a copy of this statement. If a client requests this information, Shenkman Capital will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about: (i) the name of the issuer; (ii) the proposal voted upon, and (iii) how Shenkman Capital voted the client’s proxy.

	(b)	A concise summary of this statement will be included in Shenkman Capital’s Form ADV, Part II, and will be updated whenever these policies and procedures are updated. Shenkman Capital will arrange for a copy of this summary to be sent to all existing clients as part of its annual distribution of its Form ADV, Part II.

VI.	Recordkeeping

Shenkman Capital will maintain files relating to its proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Shenkman Capital. Records of the following will be included in the files:

	(a)	copies of these proxy voting policies and procedures, and any amendments thereto;

	(b)	a copy of each proxy statement that it receives; provided, however, that Shenkman Capital may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available;

	(c)	a record of each vote that Shenkman Capital casts;

	(d)	a copy of any document Shenkman Capital created that was material to making a decision how to vote proxies, or that memorializes that decision; and

	(e)	a copy of each written client request for information on how Shenkman Capital voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how Shenkman Capital voted its proxies.

Dated: September 2011

WELLINGTON MANAGEMENT COMPANY, LLP
GLOBAL PROXY POLICIES AND PROCEDURES

Introduction
 Wellington Management Company, LLP (“Wellington Management”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.

Wellington Management’s Proxy Voting Guidelines (the “Guidelines”), which are incorporated by reference to these Global Proxy Policy and Procedures, set forth the sets of guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Guidelines set forth general sets of guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules. Many of the Guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision. The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines. In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Guidelines.

Statement of Policies
 As a matter of policy, Wellington Management:

1. Takes responsibility for voting client proxies only upon a client’s written request.

2. Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

3. Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

4. Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

5. Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

6. Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer’s corporate governance as part of the investment process.

7. Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8. Provides all clients, upon request, with copies of these Global Proxy Policy and Procedures, the Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9. Reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

Responsibility and Oversight
 Wellington Management has a Corporate Governance Committee, established by action of the firm’s Executive Committee, that is responsible for the review and approval of the firm’s written Global Proxy Policy and Procedures and the Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm’s Legal and Compliance Group monitors regulatory requirements with respect to proxy voting on a global basis and works with the Corporate Governance Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Global Research Services Group. In addition, the Global Research Services Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

Statement of Procedures
 Wellington Management has in place certain procedures for implementing its proxy voting policy.

General Proxy Voting

Authorization to Vote
 Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

Receipt of Proxy
 Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client’s custodian bank. If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent. Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.

Reconciliation
 To the extent reasonably practicable, each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research
 In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

Proxy Voting
 Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:

•	Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by the Global Research Services Group and voted in accordance with the Guidelines.
•	Issues identified as “case-by-case” in the Guidelines are further reviewed by the Global Research Services Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.
•	Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Material Conflict of Interest Identification and Resolution Processes
 Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact the Global Research Services Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene. Any Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

Other Considerations
 In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

Securities Lending
 Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration
 Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client’s portfolio or to pass on voting the meeting.

In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client’s portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs
 Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In addition, Wellington Management’s practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients. Requirements for Powers of Attorney and consularization are examples of such circumstances.

Additional Information
 Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.

Wellington Management’s Global Proxy Policy and Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, including the Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Dated: July 8, 2009

LAZARD ASSET MANAGEMENT LLC
PROXY VOTING POLICY

A.   Introduction

          Lazard Asset Management LLC and Lazard Asset Management (Canada), Inc. (together, “Lazard”) provide investment management services for client accounts, including proxy voting services. As a fiduciary, Lazard is obligated to vote proxies in the best interests of its clients. Lazard has developed a structure that is designed to ensure that proxy voting is conducted in an appropriate manner, consistent with clients’ best interests, and within the framework of this Proxy Voting Policy (the “Policy”). Lazard has adopted this Policy in order to satisfy its fiduciary obligation and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.

          Lazard manages assets for a variety of clients, including individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, and investment companies and other collective investment vehicles. To the extent that proxy voting authority is delegated to Lazard, Lazard’s general policy is to vote proxies on a given issue the same for all of its clients. This Policy is based on the view that Lazard, in its role as investment adviser, must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and the votes that it casts on behalf of all its clients are intended to accomplish that objective. This Policy recognizes that there may be times when meeting agendas or proposals may create the appearance of a material conflict of interest for Lazard. When such a conflict may appear, Lazard will seek to alleviate the potential conflict by voting consistent with pre-approved guidelines or, in situations where the pre-approved guideline is to vote case-by-case, with the recommendation of an independent source. More information on how Lazard handles conflicts is provided in Section F of this Policy.

B.   Responsibility to Vote Proxies

          Generally, Lazard is willing to accept delegation from its clients to vote proxies. Lazard does not delegate that authority to any other person or entity, but retains complete authority for voting all proxies on behalf of its clients. Not all clients delegate proxy-voting authority to Lazard, however, and Lazard will not vote proxies, or provide advice to clients on how to vote proxies, in the absence of a specific delegation of authority or an obligation under applicable law. For example, securities that are held in an investment advisory account for which Lazard exercises no investment discretion, are not voted by Lazard, nor are shares that a client has authorized their custodian bank to use in a stock loan program which passes voting rights to the party with possession of the shares.

          As discussed more fully in Section G of this Policy, there may be times when Lazard determines that it would be in the best interests of its clients to abstain from voting proxies.

C.   General Administration

          1.   Overview

          Lazard’s proxy voting process is administered by its Proxy Operations Department (“ ProxyOps”), which reports to Lazard’s Chief Operations Officer. Oversight of the process is provided by Lazard’s Legal / Compliance Department and by a Proxy Committee currently consisting of Managing Directors, LAM’s General Counsel and Chief Compliance Officer, portfolio managers and other investment personnel of Lazard. The Proxy Committee meets at least semi-annually to review this Policy and consider changes to it, as well as specific proxy voting guidelines (the “Approved Guidelines”), which are discussed below. Meetings may be convened more frequently (for example, to discuss a specific proxy agenda or proposal) as requested by the Manager of ProxyOps, any member of the Proxy Committee, or Lazard’s General Counsel or Chief Compliance Officer. A representative of Lazard’s Legal / Compliance Department must be present at all Proxy Committee meetings.

          2.   Role of Third Parties

          To assist it in its proxy-voting responsibilities, Lazard currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. (“ISS”), one of the world’s largest providers of proxy-voting services. ISS provides Lazard with its independent analysis and recommendation regarding virtually every proxy proposal that Lazard votes on behalf of its clients, with respect to both U.S. and non-U.S. securities.

          ISS provides other proxy-related administrative services to Lazard. ISS receives on Lazard’s behalf all proxy information sent by custodians that hold securities of Lazard’s clients. ISS posts all relevant information regarding the proxy on its password-protected website for Lazard to review, including meeting dates, all agendas and ISS’ analysis. ProxyOps reviews this information on a daily basis and regularly communicates with representatives of ISS to ensure that all agendas are considered and proxies are voted on a timely basis. ISS also provides Lazard with vote execution, recordkeeping and reporting support services.

          3.   Voting Process

          Lazard’s Proxy Committee has approved specific proxy voting guidelines regarding various common proxy proposals (the “Approved Guidelines”). As discussed more fully below in Section D of this Policy, depending on the proposal, an Approved Guideline may provide that Lazard should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis.

          Where the Approved Guideline for a particular type of proxy proposal is to vote on a case-by case basis, Lazard believes that input from a portfolio manager or research analysts with knowledge of the issuer and its securities (collectively, “Portfolio Management”) is essential. Portfolio Management is, in Lazard’s view, best able to evaluate the impact that the outcome on a particular proposal will have on the value of the issuer’s shares. Consequently, the Manager of ProxyOps seeks Portfolio Management’s recommendation on how to vote all such proposals. Similarly, with respect to certain Lazard strategies, as discussed more fully in Sections F and G below, the Manager of ProxyOps will consult with Portfolio Management to determine when it would be appropriate to abstain from voting.

          In seeking Portfolio Management’s recommendation, the Manager of ProxyOps provides ISS’ recommendation and analysis. Portfolio Management provides the Manager of ProxyOps with its recommendation and the reasons behind it. ProxyOps will generally vote as recommended by Portfolio Management, subject to certain strategy-specific situations or situations where there may appear to be a material conflict of interest, in which case an alternative approach may be followed. (See Sections F and G below.) Depending on the facts surrounding a particular case-by-case proposal, or Portfolio Management’s recommendation on a case-by-case proposal, the Manager of ProxyOps may consult with Lazard’s Chief Compliance Officer or General Counsel, and may seek the final approval of the Proxy Committee regarding Portfolio Management’s recommendation. If necessary, and in cases where there is a possibility of a split vote among Portfolio Management teams as described in Section G.1. below, a meeting of the Proxy Committee will be convened to discuss the proposal and reach a final decision on Lazard’s vote.

          Subject to certain strategy-specific situations, ProxyOps generally votes all routine proposals (described below) according to the Approved Guidelines. For non-routine proposals where the Approved Guideline is to vote for or against, ProxyOps will provide Portfolio Management with both the Approved Guideline, as well as ISS’ recommendation and analysis. Unless Portfolio Management disagrees with the Approved Guideline for the specific proposal, ProxyOps will generally vote the proposal according to the Approved Guideline. If Portfolio Management disagrees, however, it will provide its reason for doing so. All the relevant information will be provided to the Proxy Committee members for a final determination of such non-routine items. It is expected that the final vote will be cast according to the Approved Guideline, absent a compelling reason for not doing so, and subject to situations where there may be the appearance of a material conflict of interest or certain strategy-specific situations, in which case an alternative approach may be followed. (See Sections F and G, below.)

D.   Specific Proxy Items

          Shareholders receive proxies involving many different proposals. Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company’s name. Others are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions and social or political issues. Following are the Approved Guidelines for a significant proportion of the proxy proposals on which Lazard regularly votes. Of course, other proposals may be presented from time to time. Those proposals will be discussed with the Proxy Committee to determine how they should be voted and, if it is anticipated that they may re-occur, to adopt an Approved Guideline.

          Certain strategy-specific considerations may result in Lazard voting proxies other than according to Approved Guidelines, not voting shares at all, issuing standing instructions to ISS on how to vote certain proxy matters or other differences from how Lazard votes or handles its proxy voting. These considerations are discussed in more detail in Section G, below.

          1.   Routine Items

          Lazard generally votes routine items as recommended by the issuer’s management and board of directors, and against any shareholder proposals regarding those routine matters, based on the view that management is in a better position to evaluate the need for them. Lazard considers routine items to be those that do not change the structure, charter, bylaws, or operations of an issuer in any way that is material to shareholder value. Routine items generally include:

•	routine election or re-election of directors;

•	appointment or election of auditors, in the absence of any controversy or conflict regarding the auditors;

•	issues relating to the timing or conduct of annual meetings; and

•	name changes.

          2.   Corporate Governance and Shareholder Rights Matters

          Many proposals address issues related to corporate governance and shareholder rights. These items often relate to a board of directors and its committees, anti-takeover measures, and the conduct of the company’s shareholder meetings.

          a.   Board of Directors and Its Committees

          Lazard votes in favor of provisions that it believes will increase the effectiveness of an issuer’s board of directors. Lazard believes that in most instances, a board and the issuer’s management are in the best position to make the determination how to best increase a board’s effectiveness. Lazard does not believe that establishing burdensome requirements regarding a board will achieve this objective. Lazard has Approved Guidelines to vote:

•	For the establishment of an independent nominating committee, audit committee or compensation committee of a board of directors;

•	For a requirement that a substantial majority (e.g. 2/3) of a US or UK company’s directors be independent;

•	On a case-by-case basis regarding the election of directors where the board does not have independent “key committees” or sufficient independence;

•	For proposals that a board’s committees be comprised solely of independent directors or consist of a majority of independent directors;

•	For proposals to limit directors’ liability; broaden indemnification of directors; and approve indemnification agreements for officers and directors, unless doing so would affect shareholder interests in a specific pending or threatened litigation; or for indemnification due to negligence in these cases voting is on a case-by-case basis;

•	For proposals seeking to de-classify a board and Against proposals seeking to classify a board;

•	On a case-by-case basis on all proposals relating to cumulative voting;

•	Against shareholder proposals, absent a demonstrable need, proposing the establishment of additional committees; and on a case-by-case basis regarding the establishment of shareholder advisory committees.

•	Against shareholder proposals seeking union or special-interest representation on the board;

•	Against shareholder proposals seeking to establish term limits or age limits for directors;

•	On a case-by-case basis on shareholder proposals seeking to require that the issuer’s chairman and chief executive officer be different individuals;

•	Against shareholder proposals seeking to establish director stock-ownership requirements; and

•	Against shareholder proposals seeking to change the size of a board, requiring women or minorities to serve on a board, or requiring two candidates for each board seat.

          b.   Anti-takeover Measures

          Certain proposals are intended to deter outside parties from taking control of a company. Such proposals could entrench management and adversely affect shareholder rights and the value of the company’s shares. Consequently, Lazard has adopted Approved Guidelines to vote:

•	Against proposals to adopt supermajority vote requirements, or increase vote requirements, for mergers or for the removal of directors;

•	On a case-by-case basis regarding shareholder rights plans (also known as “poison pill plans”) and For proposals seeking to require all poison pill plans be submitted to shareholder vote;

•	Against proposals seeking to adopt fair price provisions and For proposals seeking to rescind them;

•	Against “blank check” preferred stock; and

•	On a case-by-case basis regarding other provisions seeking to amend a company’s by-laws or charter regarding anti-takeover provisions.

          c.   Conduct of Shareholder Meetings

          Lazard generally opposes any effort by management to restrict or limit shareholder participation in shareholder meetings, and is in favor of efforts to enhance shareholder participation. Lazard has therefore adopted Approved Guidelines to vote:

•	Against proposals to adjourn meetings;

•	Against proposals seeking to eliminate or restrict shareholders’ right to call a special meeting;

•	For proposals providing for confidential voting;

•	Against efforts to eliminate or restrict right of shareholders to act by written consent;

•	Against proposals to adopt supermajority vote requirements, or increase vote requirements, and

•	On a case-by-case basis on changes to quorum requirements.

          3.   Changes to Capital Structure

          Lazard receives many proxies that include proposals relating to a company’s capital structure. These proposals vary greatly, as each one is unique to the circumstances of the company involved, as well as the general economic and market conditions existing at the time of the proposal. A board and management may have many legitimate business reasons in seeking to effect changes to the issuer’s capital structure, including raising additional capital for appropriate business reasons, cash flow and market conditions. Lazard generally believes that these decisions are best left to management, absent apparent reasons why they should not be. Consequently, Lazard has adopted Approved Guidelines to vote:

•	For management proposals to increase or decrease authorized common or preferred stock (unless it is believed that doing so is intended to serve as an anti-takeover measure);

•	For stock splits and reverse stock splits;

•	On a case-by-case basis on matters affecting shareholder rights, such as amending votes-per-share;

•	On a case-by-case basis on management proposals to issue a new class of common or preferred shares;

•	For management proposals to adopt or amend dividend reinvestment plans;

•	Against changes in capital structure designed to be used in poison pill plans; and

•	On a case-by-case basis on proposals seeking to approve or amend stock ownership limitations or transfer restrictions.

          4.   Stock Option Plans and Other Executive Compensation Issues

          Lazard supports efforts by companies to adopt compensation and incentive programs to attract and retain the highest caliber management possible, and to align the interests of a board, management and employees with those of shareholders. Lazard favors programs intended to reward management and employees for positive, long-term performance. However, Lazard will evaluate whether it believes, under the circumstances, that the level of compensation is appropriate or excessive. Lazard has Approved Guidelines to vote:

•	On a case-by-case basis regarding all stock option plans;

•	Against restricted stock plans that do not involve any performance criteria;

•	For employee stock purchase plans;

•	On a case-by-case basis for stock appreciation rights plans;

•	For deferred compensation plans;

•	Against proposals to approve executive loans to exercise options;

•	Against proposals to re-price underwater options;

•	On a case-by-case basis regarding shareholder proposals to eliminate or restrict severance agreements, and For proposals to submit severance agreements to shareholders for approval; and Against proposals to limit executive compensation or to require executive compensation to be submitted for shareholder approval, unless, with respect to the latter submitting compensation plans for shareholder approval is required by local law or practice.

          5.   Mergers and Other Significant Transactions

          Shareholders are asked to consider a number of different types of significant transactions, including mergers, acquisitions, sales of all or substantially all of a company’s assets, reorganizations involving business combinations and liquidations. Each of these transactions is unique. Therefore, Lazard’s Approved Guideline is to vote on each of these transactions on a case-by-case basis.

          6.   Social and Political Issues

          Proposals involving social and political issues take many forms and cover a wide array of issues. Some examples are: adoption of principles to limit or eliminate certain business activities, or limit or eliminate business activities in certain countries; adoption of certain conservation efforts; reporting of charitable contributions or political contributions or activities; or the adoption of certain principles regarding employment practices or discrimination policies. These items are often presented by shareholders and are often opposed by the company’s management and its board of directors.

          Lazard generally supports the notion that corporations should be expected to act as good citizens, but, as noted above, is obligated to vote on social and political proposals in a way that it believes will most increase shareholder value. As a result, Lazard has adopted Approved Guidelines to vote on a case-by-case basis for most social and political issue proposals. Lazard will generally vote for the approval of anti-discrimination policies.

E.   Voting Non-U.S. Securities

          Lazard invests in non-U.S. securities on behalf of many clients. Laws and regulations regarding shareholder rights and voting procedures differ dramatically across the world. In certain countries, the requirements or restrictions imposed before proxies may be voted may outweigh any benefit that could be realized by voting the proxies involved. For example, certain countries restrict a shareholder’s ability to sell shares for a certain period of time if the shareholder votes proxies at a meeting (a practice known as “share blocking”). In other instances, the costs of voting a proxy (i.e., by being required to send a representative to the meeting) may simply outweigh any benefit to the client if the proxy is voted. Generally, the Manager of ProxyOps will consult with Portfolio Management to determine whether they believe it is in the interest of the clients to vote the proxies. In these instances, the Proxy Committee will have the authority to decide that it is in the best interest of its clients not to vote the proxies.

          There may be other instances where Portfolio Management may wish to refrain from voting proxies (See Section G.1. below). Due to the nature of the strategy, a decision to refrain from voting proxies for securities held by the Korea Corporate Governance strategy managed by Lazard (“KCG”), certain Japanese securities or emerging market securities will generally be determined by Portfolio Management. (See Section G.1. below.)

F.   Conflicts of Interest

          1.    Overview

          Lazard is required to vote proxies in the best interests of its clients. It is essential, therefore, that material conflicts of interest or the appearance of a material conflict be avoided.

          Potential conflicts of interest are inherent in Lazard’s organizational structure and in the nature of its business. Following are examples of situations that could present a conflict of interest or the appearance of a conflict of interest:

•	Lazard Frères & Co. LLC (“LF&Co.”), Lazard’s parent and a registered broker-dealer, or an investment banking affiliate has a relationship with a company the shares of which are held in accounts of Lazard clients, and has provided services to the company with respect to an upcoming significant proxy proposal (i.e., a merger or other significant transaction);

•	Lazard serves as an investment adviser for a company the management of which supports a particular proposal, and shares of the company are held in accounts of Lazard clients;

•	Lazard serves as an investment adviser for the pension plan of an organization that sponsors a proposal; or

•	A Lazard employee who would otherwise be involved in the decision-making process regarding a particular proposal has a material relationship with the issuer or owns shares of the issuer.

          2.   General Policy and Consequences of Violations

          All proxies must be voted in the best interest of each Lazard client, without any consideration of the interests of any other Lazard client (unrelated to the economic effect of the proposal being voted on share price), Lazard, LF&Co. or any of their Managing Directors, officers, employees or affiliates. ProxyOps is responsible for all proxy voting in accordance with this Policy after consulting with the appropriate member or members of Portfolio Management, the Proxy Committee and/or the Legal / Compliance Department. No other officers or employees of Lazard, LF&Co. or their affiliates may influence or attempt to influence the vote on any proposal. Doing so will be a violation of this Policy. Any communication between an officer or employee of LF&Co. and an officer or employee of Lazard trying to influence how a proposal should be voted is prohibited, and is a violation of this Policy. Violations of this Policy could result in disciplinary action, including letter of censure, fine or suspension, or termination of employment. Any such conduct may also violate state and Federal securities and other laws, as well as Lazard’s client agreements, which could result in severe civil and criminal penalties being imposed, including the violator being prohibited from ever working for any organization engaged in a securities business. Every officer and employee of Lazard who participates in any way in the decision-making process regarding proxy voting is responsible for considering whether they have a conflicting interest or the appearance of a conflicting interest on any proposal. A conflict could arise, for example, if an officer or employee has a family member who is an officer of the issuer or owns securities of the issuer. If an officer or employee believes such a conflict exists or may appear to exist, he or she should notify the Chief Compliance Officer immediately and, unless determined otherwise, should not continue to participate in the decision-making process.

          3.   Monitoring for Conflicts and Voting When a Material Conflict Exists

          ProxyOps monitors for potential conflicts of interest that could be viewed as influencing the outcome of Lazard’s voting decision. Consequently, the steps that Lazard takes to monitor conflicts, and voting proposals when the appearance of a material conflict exists, differ depending on whether the Approved Guideline for the specific item is clearly defined to vote for or against, or is to vote on a case-by-case basis. Any questions regarding application of these conflict procedures, including whether a conflict exists, should be addressed to LAM’s Chief Compliance Officer or General Counsel.

          a.   Where Approved Guideline Is For or Against

          Lazard has an Approved Guideline to vote for or against regarding most proxy agenda/proposals. Generally, unless Portfolio Management disagrees with the Approved Guideline for a specific proposal, ProxyOps votes according to the Approved Guideline. It is therefore necessary to consider whether an apparent conflict of interest exists when Portfolio Management disagrees with the Approved Guideline. ProxyOps will use its best efforts to determine whether a conflict of interest or potential conflict of interest exists. If there is no material conflict, the proxy will be voted as outlined in this Policy. If conflict appears to exist, then the proposal will be voted according to the Approved Guideline.

          b.   Where Approved Guideline Is Case-by-Case

          In situations where the Approved Guideline is to vote case-by-case and a material conflict of interest appears to exist, Lazard’s policy is to vote the proxy item according to the recommendation of an independent source, currently ISS. The Manager of ProxyOps will use his best efforts to determine whether a conflict of interest or a potential conflict of interest may exist. If a conflict exists, and Lazard policy is to vote “case-by-case”, then ProxyOps will vote in accordance with the concurring recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service. If the two ISS services’ recommendations are contrary to each other, ProxyOps will obtain a recommendation from a third independent source that provides voting advisory services, and will defer to the majority recommendation. If a recommendation from the Proxy Committee approved third independent source is not available, Lazard will follow the recommendation of ISS’ Proxy Advisor service. In addition, in the event of a conflict that arises in connection with a proposal for a Lazard mutual fund, Lazard will vote shares for or against the proposal in proportion to shares voted by other shareholders.

G.   Other Matters

          1.   Issues Relating to Management of Specific Lazard Strategies

          Due to the nature of certain strategies managed by Lazard, specifically its emerging markets and KCG strategies, there may be times when Lazard believes that it may not be in the best interests of its clients to vote in accordance with the Approved Guidelines, or to vote proxies at all. In certain markets, the fact that Lazard is voting proxies may become public information, and, given the nature of those markets, may impact the price of the securities involved. With respect to the KCG strategy, Lazard may simply require more time to fully understand and address a situation prior to determining what would be in the best interests of shareholders. In these cases ProxyOps will look to Portfolio Management to provide guidance on proxy voting rather than vote in accordance with the Approved Guidelines.

          Additionally, particularly with respect to certain Japanese securities, Lazard may not receive notice of a shareholder meeting in time to vote proxies for, or may simply be prevented from voting proxies in connection with, a particular meeting. Due to the compressed time frame for notification of shareholder meetings and Lazard’s obligation to vote proxies on behalf of its clients, Lazard may issue standing instructions to ISS on how to vote on certain matters.

          Different strategies managed by Lazard may hold the same securities. However, due to the differences between the strategies and their related investment objectives (e.g., the KCG strategy and an emerging-markets strategy), one Portfolio Management team may desire to vote differently than the other, or one team may desire to abstain from voting proxies while the other may desire to vote proxies. In this event, Lazard would generally defer to the recommendation of the KCG team to determine what action would be in the best interests of its clients. However, under unusual circumstances, the votes may be split between the two teams. In such event, a meeting of the Proxy Committee will be held to determine whether it would be appropriate to split the votes.

          2.   Stock Lending

          As noted in Section B above, Lazard does not generally vote proxies for securities that a client has authorized their custodian bank to use in a stock loan program, which passes voting rights to the party with possession of the shares. Under certain circumstances, Lazard may determine to recall loaned stocks in order to vote the proxies associated with those securities. For example, if Lazard determines that the entity in possession of the stock has borrowed the stock solely to be able to obtain control over the issuer of the stock by voting proxies, or if the client should specifically request Lazard to vote the shares on loan, Lazard may determine to recall the stock and vote the proxies itself. However, it is expected that this will be done only in exceptional circumstances. In such event, Portfolio Management will make this determination and ProxyOps will vote the proxies in accordance with the Approved Guidelines.

H.   Review of Policy

          The Proxy Committee will review this Policy at least semi-annually to consider whether any changes should be made to it or to any of the Approved Guidelines. Questions or concerns regarding the Policy should be raised with Lazard’s General Counsel or Chief Compliance Officer.

Last updated: September 2012

APPENDIX B– QUALITY RATINGS

Any investment Madison makes for the funds will have a “quality rating” determined principally by ratings assigned by a nationally recognized statistical rating organization (an “NRSRO”). Otherwise, Madison will assign a rating according to comparable standards when there is no published rating or when published ratings differ or are considered obsolete.

Quality ratings will often be determined by referring to the ratings assigned by the two primary NRSROs that rate securities: Moody’s Investors Service, Inc. (“Moody’s”) and Standard and Poor’s Corporation (“S&P”). In addition, Madison may also refer to the ratings assigned by Fitch, Inc. (“Fitch”), another NRSRO. In cases where more than one NRSRO rates an issue, it will be graded according to whichever rating Madison deems appropriate. In cases where no organization rates an issue, Madison will grade it using the following standards that it believes are comparable to those followed by the NRSROs.

Bonds.   Moody’s uses ratings Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C; S&P uses ratings AAA, AA, A, BBB, BB, B, CCC, CC and C; and Fitch uses ratings AAA, AA, A, BBB, BB, B, CCC, CC, C and D. Bonds rated Aaa or AAA are judged to be of the best quality; interest and principal are secure and prices respond only to market rate fluctuations. Bonds rated Aa or AA are also judged to be of high quality, but margins of protection for interest and principal may not be quite as good as for the highest rated securities.

Bonds rated A are considered upper medium grade by each organization. Protection for interest and principal is deemed adequate but susceptible to future impairment, and market prices of such obligations, while moving primarily with market rate fluctuations, also may respond to economic conditions and issuer credit factors.

Bonds rated Baa or BBB are considered medium grade obligations. Protection for interest and principal is adequate over the short term, but these bonds may have speculative characteristics over the long term and therefore may be more susceptible to changing economic conditions and issuer credit factors than they are to market rate fluctuations.

Notes and bonds rated Ba or BB are considered to have immediate speculative elements and their future cannot be considered well assured; protection of interest and principal may be only moderate and not secure over the long term; the position of these bonds is characterized as uncertain.

Notes and bonds rated B or lower by each organization are generally deemed to lack desirable investment characteristics; there may be only small assurance of payment of interest and principal or adherence to the original terms of issue over any long period.

Obligations rated Baa or above by Moody’s or rated BBB or above by S&P are considered “investment grade” securities, whereas lower rated obligations are considered “speculative grade” securities.

Bond ratings may be further enhanced by the notation “+” or “-.” For purposes of the funds and their investment policies and restrictions, such notations shall be disregarded. Thus, for example, bonds rated BBB-are considered investment grade while bonds rated BB+ are not.

Notes.   Moody’s rates shorter term issues with “Moody’s Investment Grade” or “MIG” designations, MIG-1, MIG-2 and MIG-3; it assigns separate “VMIG” ratings, VMIG-1, VMIG-2 and VMIG-3, to variable rate demand obligations for which the issuer or a third-party financial institution guarantees to repurchase the obligation upon demand from the

MIG-1 and VMIG-1 notes are of the best quality, enjoying strong protection from established cash flows for debt service or well established and broadly based access to the market for refinancing. MIG-2 and VMIG-2 notes are of high quality, with ample margins of protection, but not as well protected as the highest rated issues. MIG-3 and VMIG-3 notes are of favorable quality, having all major elements of security, but lacking the undeniable strength of the higher rated issues and having less certain access to the market for refinancing.

S&P assigns the ratings, SP-1, SP-2, and SP-3, and Fitch assigns the ratings F1, F2 and F3, to shorter term issues, which are comparable to Moody’s MIG-1, MIG-2 and MIG-3 ratings, respectively.

B-1

Commercial Paper.   Commercial paper, only some of which may be tax-exempt, is rated by Moody’s with “Prime” or “P” designations, as P-1, P-2 or P-3, all of which are considered investment grades. In assigning its rating, Moody’s considers a number of credit characteristics of the issuer, including: (1) industry position; (2) rates of return; (3) capital structure; (4) access to financial markets; and (5) backing by affiliated companies.

P-1 issuers have superior repayment capacity and credit characteristics; P-2 issuers have strong repayment capacity but more variable credit characteristics; and P-3 issuers have acceptable repayment capacity, but highly variable credit characteristics and may be highly leveraged.

S&P rates commercial paper as A-1, A-2 or A-3. To receive a rating from S&P, the issuer must have adequate liquidity to meet cash requirements, long-term senior debt rated A or better (except for occasional situations in which a BBB rating is permitted), and at least two additional channels of borrowing. The issuer’s basic earnings and cash flow must have an upward trend (except for unusual circumstances) and typically, the issuer has a strong position in a well-established industry. S&P assigns the individual ratings A-1, A-2 and A-3 based on its assessment of the issuer’s relative strengths and weakness within the group of ratable companies.

B-2

PART C
OTHER INFORMATION

Madison Funds

Item 23.   Exhibits

See “Exhibit Index.”

Item 24.   Persons Controlled by or Under Common Control With Registrant

None.

Item 25.   Indemnification

As a Delaware statutory trust, Registrant’s operations are governed by its Amended and Restated Declaration of Trust dated March 1, 2010 (the “Declaration of Trust”). Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the “DSTA”) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant’s Declaration of Trust expressly provides that it has been organized under the DSTA and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant’s shareholders could be subject to personal liability.

To protect Registrant’s shareholders against the risk of personal liability, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant’s business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Registrant also maintains directors’ and officers’ liability insurance for the benefit of Registrant’s trustees and as well as the officers and directors of the Registrant’s advisor and its affiliates (referred to as an “Insured” or the “Insureds”). The policy does not protect against any liability resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of an Insured’s office.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to any provision of the Registrant’s Declaration of Trust, the Registrant and its officers and Trustees have been advised that in the opinion of the Securities and Exchange Commission (the “SEC”), such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities

(other than the payment by the Registrant of expenses incurred or paid by a Trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by an Insured in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, subject to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Investment Adviser

The investment adviser for Registrant is Madison Asset Management, LLC (“MAM”). See the section in Part A entitled “Investment Adviser” for a more complete description.

To the best of Registrant’s knowledge, none of the officers and directors of MAM is or has been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years (other than their association with MAM and its affiliates, including Madison Investment Holdings, Inc.(“MIH”)). See the section in Part B entitled “Management of the Trust – Trustees and Officers” for more information regarding the officers and directors of MAM. Also refer to Part I of MAM’s Uniform Application for Investment Advisor Registration on Form ADV, as filed with the SEC.

Item 27.   Principal Underwriter

a.	MFD Distributor, LLC (“MFD”), a registered broker-dealer, is the principal distributor of Registrant’s shares. MFD does not act as principal underwriter, distributor, depositor or investment adviser for any investment company other than Registrant, the Ultra Series Fund, and Madison Mosaic Equity, Tax-Free, Government Money Market and Income Trusts. The principal business address for MFD is 550 Science Drive, Madison, WI 53711. MFD is a wholly owned subsidiary of MIH.
b.	The officers and directors of MFD are as follows:

Name and Principal	Positions and Offices	Positions and Offices
Business Address	with the Underwriter	with Registrant
W. Richard Mason(1)	General Securities Principal, Chief	Chief Compliance Officer,
	Compliance Officer and Financial	Corporate Counsel and Assistant
	Operations Principal	Secretary

Pamela M. Krill(2)	General Counsel and Chief Legal	General Counsel, Chief Legal
	Officer	Officer and Assistant Secretary

Elizabeth A. Dettman(2)	Corporate Accountant	None

David J. DeVito(2)
	Branch Manager	None

Holly S. Baggot(2)	Vice President	Secretary and Assistant Treasurer

Katherine L. Frank(2)	Chief Operating Officer of Sole	President
Member(3)

(1)	The principal business address of this person is: 8777 North Gainey Center Drive, Scottsdale, AZ 85258.
(2)	The principal business address of these persons is: 550 Science Drive, Madison, WI 53711.
(3)	Ms. Frank is the Chief Operating Officer of MIH, which is the sole member of MFD.

c.	There have been no commissions or other compensation paid by Registrant to unaffiliated principal underwriters.

Item 28.   Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained by:

a.	Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711

b.	MFD Distributor, LLC
8777 North Gainey Center Drive, Suite 220
Scottsdale, AZ 85258

c.	Boston Financial Data Services
2000 Crown Colony Drive
Quincy, MA 02169

d.	State Street Bank & Trust Company
801 Pennsylvania
Kansas City, MO 64105

Item 29.   Management Services

Not applicable.

Item 30.   Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on this 20th day of February, 2013.

Madison Funds

By:	/s/ Katherine L. Frank
Katherine L. Frank
President

Pursuant to the requirements of the Securities Act, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

/s/Katherine L. Frank	President and Trustee (Principal	February 20, 2013
Katherine L. Frank	Executive Officer)

/s/Greg D. Hoppe	Treasurer (Principal Financial	February 20, 2013
Greg D. Hoppe	Officer)

/s/Lorence D. Wheeler	Trustee	February 20, 2013
Lorence D. Wheeler

/s/James R. Imhoff, Jr.	Trustee	February 20, 2013
James R. Imhoff, Jr.

/s/Philip E. Blake	Trustee	February 20, 2013
Philip E. Blake

/s/Steven P. Riege	Trustee	February 20, 2013
Steven P. Riege

/s/Richard E. Struthers	Trustee	February 20, 2013
Richard E. Struthers

*By:	/s/ Pamela M. Krill
Pamela M. Krill
*Pursuant to Power of Attorney (see Exhibit (q) to this Registration Statement)

EXHIBIT INDEX
Filed
	Exhibit	Incorporated by Reference to	Herewith

(a.1)	Amended and Restated Declaration of Trust	Post-Effective Amendment (“PEA”) No. 37 to
	dated April 19, 2013	this Form N-1A Registration Statement filed on
January 2, 2013

(a.2)	Certificate of Trust	PEA No. 23 to this Form N-1A Registration
Statement filed on December 26, 2007

(b)	Not Applicable

(c)	Incorporated by reference to the Declaration of
Trust

(d.1)	Amended and Restated Investment Advisory	PEA No. 37 to this Form N-1A Registration
	Agreement with Madison Asset Management,	Statement filed on January 2, 2013
LLC (“MAM”) effective April 19, 2013

(d.2)	Investment Sub-Advisory Agreement with	PEA No. 27 to this Form N-1A Registration
	Lazard Asset Management effective July 1,	Statement filed on October 9, 2009
2009

(d.3)	Investment Sub-Advisory Agreement with	Form N-14 Registration Statement filed on
	Wellington Management Company, LLP	September 30, 2009
effective July 1, 2009

(d.4)	Investment Sub-Advisory Agreement with	PEA No. 27 to this Form N-1A Registration
	Shenkman Capital Management effective July	Statement filed on October 9, 2009
1, 2009

(d.5)	Investment Sub-Advisory Agreement with	PEA No. 37 to this Form N-1A Registration
	NorthRoad Capital Management LLC effective	Statement filed on January 2, 2013
April 19, 2013

(e.1)	Amended and Restated Distribution Agreement	PEA No. 37 to this Form N-1A Registration
	with MFD Distributor, LLC effective April 19,	Statement filed on January 2, 2013
2013

(e.2)	Form of Dealer Agreement and 22c-2	PEA No. 37 to this Form N-1A Registration
	Addendum (as revised effective April 19, 2013)	Statement filed on January 2, 2013

(f)	Not Applicable

(g)	Custodian Agreement with State Street Bank		X
and Trust Company dated January 1, 2013

(h.1)	Transfer Agency and Service Agreement with		X
Boston Data Financial Services, Inc. dated
January 1, 2013

Filed
	Exhibit	Incorporated by Reference to	Herewith

(h.2)	Amended and Restated Services Agreement	PEA No. 37 to this Form N-1A Registration
	with MAM dated April 19, 2013	Statement filed on January 2, 2013

(i.1)	Opinion and Consent of Sutherland, Asbill &	Pre-Effective Amendment No. 2 to this Form
	Brennan LLP dated November 12, 1997	N-1A Registration Statement filed on
November 12, 1997

(i.2)	Opinion and Consent of Sutherland, Asbill &	PEA No. 5 to this Form N-1A Registration
	Brennan LLP dated February 17, 2000	Statement filed on February 23, 2000

(i.3)	Opinion and Consent of Sutherland, Asbill &	PEA No. 7 to this Form N-1A Registration
	Brennan LLP dated February 22, 2001	Statement filed on February 23, 2001

(i.4)	Opinion and Consent of Steven R. Suleski	PEA No. 24 to this Form N-1A Registration
	dated February 28, 2008	Statement filed on February 28, 2008

(j)	Consent of Deloitte & Touche LLP		X

(k)	Not Applicable

(l.1)	Subscription Agreement with CUNA Mutual	Pre-Effective Amendment No. 2 to this Form
	Insurance Society dated November 7, 1997	N-1A Registration Statement filed on
November 12, 1997

(1.2)	Subscription Agreement with CUNA Mutual	Pre-Effective Amendment No. 2 to this Form
	Life Insurance Company dated November 7,	N-1A Registration Statement filed on
	1997	November 12, 1997

(1.3)	Subscription Agreement with CUNA Mutual	PEA No. 7 to this Form N-1A Registration
	Life Insurance Company dated February 19,	Statement filed on February 23, 2001
2001

(1.4)	Subscription Agreement with CUNA Mutual	PEA No. 17 to this Form N-1A Registration
	Life Insurance Company dated June 16, 2006	Statement filed on December 8, 2006

(l.5)	Subscription Agreement with CUNA Mutual	PEA No. 17 to this Form N-1A Registration
	Life Insurance Company dated November 30,	Statement filed on December 8, 2006
2006

(l.6)	Subscription Agreement with CUMIS	PEA No. 2 to this Form N-1A Registration
	Insurance Society, Inc. dated November 7,	Statement filed on February 10, 1999
1997

(1.7)	Subscription Agreement with CUMIS	PEA No. 5 to this Form N-1A Registration
	Insurance Society, Inc. dated February 17, 2007	Statement filed on February 23, 2000

(l.8)	Subscription Agreement with MEMBERS	PEA No. 23 to this Form N-1A Registration
	Capital Advisors, Inc. dated December 17,	Statement filed on December 26, 2007
2007

Filed
	Exhibit	Incorporated by Reference to	Herewith

(l.9)	Subscription Agreement with Frank Burgess	PEA No. 28 to this Form N-1A Registration
	dated October 30, 2009	Statement filed on December 22, 2009

(l.10)	Subscription Agreement with Madison Asset	PEA No. 37 to this Form N-1A Registration
	Management, LLC effective April 19, 2013	Statement filed on January 2, 2013

(m.1)	Amended and Restated Service Plan for Class	PEA No. 37 to this Form N-1A Registration
	A Shares dated April 19, 2013	Statement filed on January 2, 2013

(m.2)	Amended and Restated Distribution and	PEA No. 37 to this Form N-1A Registration
	Service Plan for Class B Shares dated April 19,	Statement filed on January 2, 2013
2013

(m.3)	Amended and Restated Distribution and	PEA No. 37 to this Form N-1A Registration
	Service Plan for Class C Shares dated April 19,	Statement filed on January 2, 2013
2013

(n)	Amended and Restated Plan for Multiple	PEA No. 37 to this Form N-1A Registration
	Classes of Shares (Pursuant to Rule 18f-3)	Statement filed on January 2, 2013
dated April 19, 2013

(o)	Reserved

(p.1)	Madison Investment Holdings, Inc., Madison		X
Investment Advisors, LLC, Madison Asset
Management, LLC, NorthRoad Capital
Management, LLC, MFD Distributor, LLC and
Madison Funds Code of Ethics effective
January 1, 2013

(p.2)	Lazard Asset Management LLC Code of Ethics	PEA No. 37 to this Form N-1A Registration
	dated September 2012	Statement filed on January 2, 2013

(p.3)	Wellington Management Company, LLP Code	PEA No. 30 to this Form N-1A Registration
	of Ethics dated April 1, 2010	Statement filed on February 25, 2011

(p.4)	Shenkman Capital Management, Inc. Code of		X
Ethics dated August 2012

(q)	Powers of Attorney for each Trustee of	PEA No. 28 to this Form N-1A Registration
	Madison Funds	Statement filed on December 22, 2009

____________________
X   Filed herewith.